As filed with the Securities and Exchange Commission on June 9, 2008
                                                         1933 Act No.___________
                                                          1940 Act No. 811-22205

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No.

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.

                        (Check appropriate box or boxes)

                        GENWORTH VARIABLE INSURANCE TRUST
               (Exact Name of Registrant as Specified in Charter)

      2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, CA 94523-3967
               (Address of Principal Executive Offices) (Zip Code)
                                 (800) 664-5345
              (Registrant's Telephone Number, including Area Code)

               Carrie E. Hansen, Genworth Variable Insurance Trust
                     2300 Contra Costa Boulevard, Suite 600
                          Pleasant Hill, CA 94523-3967
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                            Heather C. Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                             6610 West Broad Street
                               Richmond, VA 23230

                             Michael P. O'Hare, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate  Date of Proposed  Public  Offering:  As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

 ___  immediately upon filing pursuant to paragraph (b) of Rule 485

 ___  on (date) pursuant to paragraph (b) of Rule 485

 ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485

 ___  on (date) pursuant to paragraph (a)(1) of Rule 485

 ___  75 days after filing pursuant to paragraph (a)(2) of Rule 485

 ___  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 ___ This post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant  shall file a further amendment  which  specifically  states that this  Registration  Statement  shall thereafter  become  effective in accordance  with Section 8(a) of the Securities
Act of 1933 or until this Registration  Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

                        Genworth Variable Insurance Trust

                          Genworth Calamos Growth Fund
                      Genworth Columbia Mid Cap Value Fund
                         Genworth Davis NY Venture Fund
                   Genworth Eaton Vance Large Cap Value Fund
                   Genworth Legg Mason Aggressive Growth Fund
                        Genworth PIMCO Low Duration Fund
                         Genworth PIMCO StocksPlus Fund
            Genworth Putnam International Capital Opportunities Fund
                  Genworth Thornburg International Value Fund
         Genworth Western Asset Management Core Plus Fixed Income Fund

                                   Prospectus

                                __________, 2008

Investments in the Genworth  Variable  Insurance Trust are not bank deposits and are not insured or guaranteed by the Federal  Deposit  Insurance  Corporation or
any other  government  agency.  Investments in the Genworth  Variable  Insurance
Trust may decrease in value.  Please read all disclosures  carefully  before you invest.

As with all mutual funds,  the U.S.  Securities and Exchange  Commission has not
approved  or  disapproved  these  Funds'  shares  or  determined   whether  this
prospectus is complete or accurate. To state otherwise is a crime.

[www.genworth.com]

TABLE OF CONTENTS

      X     Fund Summaries, Performance and Management
            Genworth Calamos Growth Fund
            Genworth Columbia Mid Cap Value Fund
            Genworth Davis NY Venture Fund
            Genworth Eaton Vance Large Cap Value Fund
            Genworth Legg Mason Aggressive Growth Fund
            Genworth PIMCO Low Duration Fund
            Genworth PIMCO StocksPlus Fund
            Genworth Putnam International Capital Opportunities Fund
            Genworth Thornburg International Value Fund
            Genworth Western Asset Management Core Plus Fixed Income Fund

            Additional Information About the Funds' Investment Policies

     X      Investing In The Funds
            Valuation of Fund Shares
            Purchasing Fund Shares
            In-Kind Purchases
            Selling Fund Shares
            Exchange Privilege
            Market Timing Policy
            Distribution of Fund Shares

     X      Distributions and Taxes
            Dividends and Distributions
            Tax Status

     X      Other Information
            Multi-Manager Structure
            Disclosure of Portfolio Holdings

      X     Financial Highlights

      X     Appendix
            Key Terms
            Additional Information About the Funds' Investments
            Additional Information About Risks

This  prospectus  provides  information  about the following funds (the "Funds")
that are part of Genworth Variable Insurance Trust (the "Trust"):

Genworth Calamos Growth Fund
Genworth Columbia Mid Cap Value Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason Aggressive Growth Fund
Genworth PIMCO Low Duration Fund
Genworth PIMCO StocksPlus Fund
Genworth Putnam International Capital Opportunities Fund
Genworth Thornburg International Value Fund
Genworth Western Asset Management Core Plus Fixed Income Fund

This prospectus provides key information about the Funds,  including information
regarding  investment   objectives,   principal  strategies,   principal  risks,
performance  and fees. As with any mutual fund,  there can be no guarantee  that any of the Funds will meet its respective  investment objective or that a Fund's performance  will be positive  for any period of time.  Each  Fund's  investment objective can be changed without shareholder approval.

The Funds serve as underlying  investment  options for certain  variable annuity separate  accounts of  insurance  companies,  including  affiliates  of Genworth
Financial, Inc. ("Genworth"), and for certain qualified retirement plans. Owners of variable  annuity  contracts may choose the Funds permitted in their variable annuity contract prospectus.  Participants in certain qualified retirement plans may choose the Funds permitted by their plans.

Each Fund employs a "multi-manager"  structure, which permits Genworth Financial
Wealth Management, Inc. ("GFWM" or the "Advisor"), as investment advisor for the
Funds, to hire, replace or terminate one or more unaffiliated  subadvisors for a
Fund without shareholder approval.  GFWM believes that this structure allows for increased  flexibility to manage the Funds in your best interests and to operate the  Funds  more  efficiently.  See  the  section  of this  prospectus  entitled
"Multi-Manager Structure" for more detailed information.

More  information  about the Funds,  including their  investment  strategies and risks, is available in the Statement of Additional  Information  ("SAI"),  which you may obtain from the Trust, [insert address], or by calling toll free [insert number].

--------------------------------------------------------------------------------
Genworth Calamos Growth Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital growth.

PRINCIPAL STRATEGIES

The Fund invests primarily in equity securities  issued by U.S.  companies.  The subadvisor  invests using a growth style,  and seeks out securities that, in the subadvisor's  opinion,  offer the best  opportunities for growth,  provided such securities  satisfy certain  criteria.  First, the subadvisor uses  quantitative screens to identify companies with high growth rates relative to their industry.
The  subadvisor   then  screens  for  companies   whose  growth  appears  to  be
sustainable,  focusing on company  fundamentals,  such as return on capital. The subadvisor conducts a valuation analysis,  using proprietary cash flow valuation models to assess overall price  potential and determine  expected  returns.  The subadvisor  utilizes  risk  management  guidelines,  with a focus  on  portfolio construction, including diversification and how individual securities may fit in the Fund's overall portfolio.

The Fund  anticipates  that  substantially  all of its portfolio will consist of equity securities of companies with large and mid-sized market  capitalizations.
The  subadvisor  generally  defines  a  large  cap  company  to  have  a  market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion.

When buying and  selling  securities,  the  subadvisor  focuses on the  issuer's financial soundness,  earnings and cash flow forecast and quality of management.
In constructing the Fund's  portfolio,  the subadvisor seeks to manage the risks of investing  in stocks by using a "top-down  approach"  of  diversification  by industry and company and also by focusing on macro-level  investment themes. The subadvisor performs proprietary fundamental analysis in addition to relying upon information from outside sources.

Terms highlighted above are defined in the Appendix.

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund's  investments  and, as a result,  the value of the Fund's shares, may fluctuate. If the value of the Fund's investments decreases, you may lose money.  The principal  risks to which the Fund may be subject are set forth below. Please see the Appendix to this prospectus for more detailed  information about the principal risks described below.

Growth  Investment  Risk - The risk that the Fund's  investments in growth style securities may be subject to greater price  volatility and may be more sensitive to changes  in the  issuer's  current or  expected  earnings  than other  equity securities.  In addition, the Fund's investments in growth style securities,  at times,  may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Mid Capitalization Risk - The risk that the Fund's investments in the securities of mid  capitalization  companies  may be more  volatile and present  additional risks relative to securities of larger capitalization companies.

Selection Risk - The risk that the Fund's  subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

PERFORMANCE

Performance  information  is  not  provided  because  the  Fund  did  not  begin operations until the date of this prospectus.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund.

------------------------------------------------------ ------------------
Shareholder Fees (paid directly from your                           None
investment)(1)
------------------------------------------------------ ------------------
Short-Term Trading Fee (as a percentage of amount                   None
redeemed or exchanged)
------------------------------------------------------ ------------------
Annual Fund Operating Expenses (deducted from Fund
assets)
------------------------------------------------------ ------------------
     Management Fees                                               1.00%
------------------------------------------------------ ------------------
     Distribution and/or Service (12b-1) Fees                      0.25%
------------------------------------------------------ ------------------
     Other Expenses                                                0.22%
------------------------------------------------------ ------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                            1.47%
------------------------------------------------------ ------------------
Amount of Fee Waiver/Expense Reimbursement(3)                     -0.07%
------------------------------------------------------ ------------------
Total Annual Fund Operating Expenses (After                        1.40%
Waivers/Reimbursements)

(1)  Variable  annuity  contracts  impose  sales  charges and other  expenses on variable  annuity contract  holders.  Such sales charges and other expenses are described in the variable annuity contract's prospectus.

(2)  Expenses are estimated based on the Fund's projected net assets for 2008.

(3)  The  Advisor has  contractually  agreed  with the Trust,  at least  through
     December  31,  2009,  to waive its fees  and/or  assume as its own  expense certain expenses  otherwise  payable by the Fund to the extent necessary to ensure  that net  annual  fund  operating  expenses  (excluding  any taxes, interest,  brokerage fees,  insurance costs and extraordinary  expenses) do not exceed  1.40% of average  daily net  assets.  Pursuant  to its  expense limitation  agreement  with  the  Trust,  the  Advisor  is  entitled  to be reimbursed  for expenses  that the Advisor paid for a period of three years following such expense payments, to the extent that such reimbursement will not cause the Fund to exceed any applicable  expense limitation that was in place for the Fund at the time of the waiver/assumption of expenses.

EXAMPLE

This  Example is intended to help you to compare  the cost of  investing  in the
Fund with the cost of  investing in other mutual  funds.  The Example,  however, does not include charges that are imposed by variable  insurance  contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Because the Fund has not commenced operations as of the date of this  prospectus,  this  Example  is based on the  anticipated expenses of the Fund for the current fiscal year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year          3 Years

             $[143]          $[458]

INVESTMENT ADVISOR

The Advisor manages the investment of the Fund's assets and supervises the daily business affairs of the Fund.

SUBADVISOR

Subject  to the  supervision  of the  Advisor  and  the  Board  of  Trustees,  a
subadvisor  will  manage  the  Fund's  assets  in  accordance  with  the  Fund's investment  objective and strategies.  The subadvisor makes investment decisions for the Fund and, in connection with such investment decisions,  places purchase and sell orders for securities.

Calamos Advisors ("Calamos"), 2020 Calamos Court, Naperville, Illinois 60563, is
the subadvisor for the Fund.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment advisory and subadvisory  agreement for the Fund will be available in the Fund's annual report to  shareholders,  which will cover the period from the date of the Fund's inception to December 31, 2008.

MANAGEMENT FEES

The Fund pays the Advisor an annual management fee of 1.00%, based on the Fund's average daily net assets.  The Advisor pays Calamos from the  management  fee it receives from the Fund.

PORTFOLIO MANAGEMENT

Calamos employs a team approach to portfolio  management,  with teams led by the
Co-Chief  Investment  Officers (the  "Co-CIOs ") and comprised  generally of the
Co-CIOs,  senior strategy analysts,  intermediate  analysts and junior analysts.
While  day-to-day  management of the Fund is a team effort,  the Co-CIOs,  along
with  the  senior  strategy   analysts,   have  joint  primary  and  supervisory
responsibility  for the Fund.  The  Co-CIOs  and senior  strategy  analysts  are identified below. John P. Calamos, Sr., Co-CIO of Calamos,  generally focuses on the top-down  approach of  diversification  by industry  sector and  macro-level investment  themes.  Nick P.  Calamos,  Co-CIO of Calamos,  also  focuses on the
top-down  approach  of   diversification  by  industry  sector  and  macro-level
investment  themes and,  in  addition,  focuses on the  bottom-up  approach  and corresponding  research and analysis.  John P. Calamos,  Jr., John  Hillenbrand,
Steve Klouda, Jeff Scudieri and Jon Vacko are each senior strategy analysts.

During the past five years,  John P.  Calamos,  Sr. has been  Chairman,  CEO and
Co-CIO of Calamos and its predecessor  company.  Nick P. Calamos has been Senior
Executive Vice President and Co-CIO of Calamos and its predecessor company. John
P. Calamos,  Jr.,  Executive Vice President of Calamos,  joined the firm in 1985 and  has  held  various  senior  investment  positions  since  that  time.  John
Hillenbrand  joined Calamos in 2002 and has been a senior strategy analyst since that time.  Steve Klouda joined  Calamos in 1994 and has been a senior  strategy analyst since 2002.  Jeff Scudieri  joined Calamos in 1997 and has been a senior strategy  analyst since September 2002. Jon Vacko joined Calamos in 2000 and has been a senior strategy analyst since 2002.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund, if any.

--------------------------------------------------------------------------------
Genworth Columbia Mid Cap Value Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term capital appreciation.

PRINCIPAL STRATEGIES

Under  normal  circumstances,  the Fund  invests  at least 80% of net  assets in equity  securities of U.S.  companies  that have market  capitalizations  in the range  of the  companies  in the  Russell  Midcap(R)Value  Index  at the time of purchase  (between  $___  and  $___ as of June 30,  2008),  that the  subadvisor believes are undervalued and have the potential for long-term  growth.  The Fund may invest up to 20% of total assets in foreign securities, including securities of issuers in emerging market countries. The Fund also may invest in real estate investment trusts.

In managing the Fund,  the  subadvisor  combines  fundamental  and  quantitative analysis with risk  management in seeking to identify  value  opportunities  and constructing  the  Fund's  portfolio.  The  subadvisor  considers,  among  other factors:

|X|  businesses that are believed to be fundamentally  sound and undervalued due to investor  indifference,  investor  misperception of company prospects or other factors.

|X|  various   measures   of   valuation,    including    price-to-cash    flow,
     price-to-earnings,  price-to-sales and price-to-book  value. The subadvisor believes that companies with lower  valuations are generally more likely to provide opportunities for capital appreciation.

|X|  a company's  current  operating  margins relative to its historic range and future potential.

|X|  potential  indicators  of stock  price  appreciation,  such as  anticipated earnings growth,  company  restructuring,  changes in management,  business model changes,  new product  opportunities  or anticipated  improvements in macroeconomic factors.

The subadvisor  may sell a security when the  security's  price reaches a target set by the subadvisor, if the subadvisor believes that there is deterioration in the issuer's  financial  circumstances or fundamental  prospects,  or that other investments are more attractive, or for other reasons.

Terms highlighted above are defined in the Appendix.

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund's  investments  and, as a result,  the value of the Fund's shares, may fluctuate. If the value of the Fund's investments decreases, you may lose money.  The principal  risks to which the Fund may be subject are set forth below. Please see the Appendix to this prospectus for more detailed  information about the principal risks described below.

Emerging  Markets  Risk - The risks  that  apply to the  Fund's  investments  in foreign  securities  are  typically  much  greater for  investments  in emerging markets.  Investments in emerging  countries are riskier  because the securities markets are generally less  developed,  may develop  unevenly or may never fully develop.

Foreign Securities Risk - The risk that the Fund's investments in the securities of  foreign  issuers  may  be  subject  to  certain  risks,  such  as  different accounting,  legal and disclosure  standards,  and different  trading and market practices.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Mid Capitalization Risk - The risk that the Fund's investments in the securities of mid  capitalization  companies  may be more  volatile and present  additional risks relative to securities of larger capitalization companies.

Real Estate  Investment  Trust Risk - The risk that the value of REIT shares may be affected  by,  among other  factors,  changes in the value of the  underlying properties  owned by the REIT  and/or by changes in the  prospect  for  earnings and/or cash flow growth of the REIT itself.

Selection Risk - The risk that the Fund's  subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

Value  Investment  Risk - The risk that the Fund's  investments  in value  style securities may be out of favor and  potentially  undervalued in the  marketplace due to adverse business, industry or other developments. In addition, the Fund's investments  in value  style  securities,  at times,  may not perform as well as growth style securities or the stock market in general,  and may be out of favor with investors for extended periods of time.

PERFORMANCE

Performance  information  is  not  provided  because  the  Fund  did  not  begin operations until the date of this prospectus.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund.

------------------------------------------------------ ------------------
Shareholder Fees (paid directly from your                           None
investment)(1)
------------------------------------------------------ ------------------
Short-Term Trading Fee (as a percentage of amount                   None
redeemed or exchanged)
------------------------------------------------------ ------------------
Annual Fund Operating Expenses (deducted from Fund
assets)
------------------------------------------------------ ------------------
     Management Fees                                               0.85%
------------------------------------------------------ ------------------
     Distribution and/or Service (12b-1) Fees                      0.25%
------------------------------------------------------ ------------------
     Other Expenses                                                0.20%
------------------------------------------------------ ------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                            1.30%
------------------------------------------------------ ------------------
Amount of Fee Waiver/Expense Reimbursement(3)                     -0.05%
------------------------------------------------------ ------------------
Total Annual Fund Operating Expenses (After                        1.25%
Waivers/Reimbursements)

(1)  Variable  annuity  contracts  impose  sales  charges and other  expenses on variable  annuity contract  holders.  Such sales charges and other expenses are described in the variable annuity contract's prospectus.

(2)  Expenses are estimated based on the Fund's projected net assets for 2008.

(3)  The  Advisor has  contractually  agreed  with the Trust,  at least  through
     December  31,  2009,  to waive its fees  and/or  assume as its own  expense certain expenses  otherwise  payable by the Fund to the extent necessary to ensure  that net  annual  fund  operating  expenses  (excluding  any taxes, interest,  brokerage fees,  insurance costs and extraordinary  expenses) do not exceed  1.25% of average  daily net  assets.  Pursuant  to its  expense limitation  agreement  with  the  Trust,  the  Advisor  is  entitled  to be reimbursed  for expenses  that the Advisor paid for a period of three years following such expense payments, to the extent that such reimbursement will not cause the Fund to exceed any applicable  expense limitation that was in place for the Fund at the time of the waiver/assumption of expenses.

EXAMPLE

This  Example is intended to help you to compare  the cost of  investing  in the
Fund with the cost of  investing in other mutual  funds.  The Example,  however, does not include charges that are imposed by variable  insurance  contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Because the Fund has not commenced operations as of the date of this  prospectus,  this  Example  is based on the  anticipated expenses of the Fund for the current fiscal year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year          3 Years

             $[127]          $[407]

INVESTMENT ADVISOR

The Advisor manages the investment of the Fund's assets and supervises the daily business affairs of the Fund.

SUBADVISOR

Subject  to the  supervision  of the  Advisor  and  the  Board  of  Trustees,  a
subadvisor  will  manage  the  Fund's  assets  in  accordance  with  the  Fund's investment  objective and strategies.  The subadvisor makes investment decisions for the Fund and, in connection with such investment decisions,  places purchase and sell orders for securities.

Columbia Management Advisors, LLC ("Columbia  Management"),  100 Federal Street,
Boston, Massachusetts 02110, is the subadvisor for the Fund.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment advisory and subadvisory  agreement for the Fund will be available in the Fund's annual report to  shareholders,  which will cover the period from the date of the Fund's inception to December 31, 2008.

MANAGEMENT FEES

The Fund pays the Advisor an annual management fee of 0.85%, based on the Fund's average  daily  net  assets.  The  Advisor  pays  Columbia  Management  from the management fee it receives from the Fund.

PORTFOLIO MANAGEMENT

Columbia  Management's  Value  Strategies team is responsible for the day-to-day management  of the  Fund's  portfolio.  The  team is  made  up of the  following individuals: Lori Ensinger, Managing Director of Columbia Management since 2001;
David Hoffman,  Director of Columbia Management since 2001; Noah Petrucci,  Vice
President  of Columbia  Management  since  2002;  and Diane  Sobin,  Director of
Columbia Management since 2001.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund, if any.

--------------------------------------------------------------------------------
Genworth Davis NY Venture Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund's investment objective is long-term growth of capital.

PRINCIPAL STRATEGIES

Under  normal  circumstances,  the Fund  invests  the  majority of its assets in equity  securities issued by large companies with market  capitalizations  of at least $10 billion.  The  subadvisor  seeks to identify  businesses  that possess characteristics  it believes  foster the  creation of long-term  value,  such as proven  management,  a durable  franchise and business  model,  and  sustainable competitive  advantages.  The subadvisor  aims to invest in such businesses when they are trading at discounts to their intrinsic  worth. The subadvisor may make such  investments  when a  company  becomes  the  center  of  controversy  after receiving  adverse media  attention.  The company may be involved in litigation, the company's financial reports or corporate  governance may be challenged,  the company's  annual report may disclose a weakness in internal  controls,  greater government regulation may be contemplated,  or other adverse events may threaten the company's future.

The subadvisor  selects  companies with the intention of owning their stocks for the long term. The subadvisor  considers  selling  securities if it believes the stock's market price exceeds the  subadvisor's  estimates of intrinsic value, or if the ratio of the risks and  rewards of  continuing  to own the  company is no longer attractive.

The Fund may invest a significant portion of its assets in securities of issuers in the financial  services  sector,  which may subject the Fund to certain risks that tend to be more prevalent in that sector.

The Fund has the ability to invest a limited  portion of its assets in companies of any size,  to  invest in  foreign  securities  and to invest in fixed  income securities.  The Fund may also  purchase  other kinds of  securities,  engage in active trading (which would increase portfolio turnover and related  transaction costs) or employ other investment  strategies that are not principal  investment strategies  if,  in  the  subadvisor's  judgment,  the  securities,  trading  or investment strategies are appropriate.  Factors that the subadvisor considers in pursuing  these other  strategies  include  whether the  strategies (i) would be consistent with  shareholders'  reasonable  expectations;  (ii) would assist the
Fund in pursuing its investment objective;  (iii) are consistent with the Fund's investment strategy;  (iv) would cause the Fund to violate any of its investment restrictions;  or (v)  would  materially  change  the  Fund's  risk  profile  as described in the Fund's prospectus and SAI, as amended from time to time.

Terms highlighted above are defined in the Appendix.

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund's  investments  and, as a result,  the value of the Fund's shares, may fluctuate. If the value of the Fund's investments decreases, you may lose money.  The principal  risks to which the Fund may be subject are set forth below. Please see the Appendix to this prospectus for more detailed  information about the principal risks described below.

Financial  Services  Sector Risk - The risk that the Fund's  investments  in the financial  services sector may be adversely affected by regulatory action and/or changes in interest rates.

Foreign Securities Risk - The risk that the Fund's investments in the securities of  foreign  issuers  may  be  subject  to  certain  risks,  such  as  different accounting,  legal and disclosure  standards,  and different  trading and market practices.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Selection Risk - The risk that the Fund's  subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

PERFORMANCE

Performance  information  is  not  provided  because  the  Fund  did  not  begin operations until the date of this prospectus.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund.

------------------------------------------------------ ------------------
Shareholder Fees (paid directly from your                           None
investment)(1)
------------------------------------------------------ ------------------
Short-Term Trading Fee (as a percentage of amount                   None
redeemed or exchanged)
------------------------------------------------------ ------------------
Annual Fund Operating Expenses (deducted from Fund
assets)
------------------------------------------------------ ------------------
     Management Fees                                               0.75%
------------------------------------------------------ ------------------
     Distribution and/or Service (12b-1) Fees                      0.25%
------------------------------------------------------ ------------------
     Other Expenses                                                0.22%
------------------------------------------------------ ------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                            1.22%
------------------------------------------------------ ------------------
Amount of Fee Waiver/Expense Reimbursement(3)                     -0.07%
------------------------------------------------------ ------------------
Total Annual Fund Operating Expenses (After                        1.15%
Waivers/Reimbursements)

(1)  Variable  annuity  contracts  impose  sales  charges and other  expenses on variable  annuity contract  holders.  Such sales charges and other expenses are described in the variable annuity contract's prospectus.

(2)  Expenses are estimated based on the Fund's projected net assets for 2008.

(3)  The  Advisor has  contractually  agreed  with the Trust,  at least  through
     December  31,  2009,  to waive its fees  and/or  assume as its own  expense certain expenses  otherwise  payable by the Fund to the extent necessary to ensure  that net  annual  fund  operating  expenses  (excluding  any taxes, interest,  brokerage fees,  insurance costs and extraordinary  expenses) do not exceed  1.15% of average  daily net  assets.  Pursuant  to its  expense limitation  agreement  with  the  Trust,  the  Advisor  is  entitled  to be reimbursed  for expenses  that the Advisor paid for a period of three years following such expense payments, to the extent that such reimbursement will not cause the Fund to exceed any applicable  expense limitation that was in place for the Fund at the time of the waiver/assumption of expenses.

EXAMPLE

This  Example is intended to help you to compare  the cost of  investing  in the
Fund with the cost of  investing in other mutual  funds.  The Example,  however, does not include charges that are imposed by variable  insurance  contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Because the Fund has not commenced operations as of the date of this  prospectus,  this  Example  is based on the  anticipated expenses of the Fund for the current fiscal year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year           3 Years

             $[117]            $[380]

INVESTMENT ADVISOR

The Advisor manages the investment of the Fund's assets and supervises the daily business affairs of the Fund.

SUBADVISOR

Subject  to the  supervision  of the  Advisor  and  the  Board  of  Trustees,  a
subadvisor  will  manage  the  Fund's  assets  in  accordance  with  the  Fund's investment  objective and strategies.  The subadvisor makes investment decisions for the Fund and, in connection with such investment decisions,  places purchase and sell orders for securities.

Davis  Selected  Advisors,  L.P.  ("Davis"),  2949 East Elvira Road,  Suite 101,
Tucson, Arizona 85706, is the subadvisor for the Fund.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment advisory and subadvisory  agreement for the Fund will be available in the Fund's annual report to  shareholders,  which will cover the period from the date of the Fund's inception to December 31, 2008.

MANAGEMENT FEES

The Fund pays the Advisor an annual management fee of 0.75%, based on the Fund's average  daily net assets.  The Advisor  pays Davis from the  management  fee it receives from the Fund.

PORTFOLIO MANAGEMENT

Christopher  C. Davis and  Kenneth  Charles  Feinberg  are  responsible  for the day-to-day  management  of the Fund's  portfolio.  Mr.  Davis is the Chairman of
Davis and has been a portfolio  manager with Davis since 1989. Mr.  Feinberg has served as a portfolio manager with Davis since 1994.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund, if any.

--------------------------------------------------------------------------------
Genworth Eaton Vance Large Cap Value Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund's investment objective is to seek total return.

PRINCIPAL STRATEGIES

The Fund invests primarily in common stocks of large cap companies using a value style. Under normal circumstances,  the Fund will invest at least 80% of its net assets in equity securities of large cap companies. The Fund generally considers large cap companies to be those companies having market capitalizations equal to or greater than the median  capitalization of companies  included in the Russell
1000 Value(TM)Index. The Fund typically invests in dividend-paying stocks.

The Fund also may  invest a portion  of its  assets  in real  estate  investment trusts, fixed income securities,  high yield bonds and/or convertible securities that are, at the time of  investment,  rated Baa or lower by Moody's,  or BBB or lower by S&P.  The Fund may  engage  in  transactions  in  derivatives  (such as options,  futures  contracts  and options  thereon,  forward  currency  exchange contracts,  covered  short sales and equity  swaps) for  hedging or  speculative purposes,  or as a substitute  for the actual  purchase or sale of securities or other investments.

The subadvisor may sell a security when the subadvisor's price objective for the security is reached, the fundamentals of the company  deteriorate,  a security's price  falls below  acquisition  cost or to pursue  more  attractive  investment options.

The Fund's holdings will typically  represent a number of different  sectors and industries, and less than 25% of the Fund's total assets will be invested in any single  industry.  The Fund may invest up to 25% of its total  assets in foreign securities,  some of which may be located in emerging  market  countries.  As an alternative to holding foreign securities directly,  the Fund may invest in U.S.
dollar-denominated  securities of foreign companies that trade on U.S. exchanges or in the over-the-counter  market (including depositary receipts which evidence ownership in underlying foreign stocks). Such investments are not subject to the
Fund's 25% limitation on investing in foreign  securities.  Depositary  receipts are subject to many of the risks  associated with investing  directly in foreign securities, including political and economic risks.

Terms highlighted above are defined in the Appendix.

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund's  investments  and, as a result,  the value of the Fund's shares, may fluctuate. If the value of the Fund's investments decreases, you may lose money.  The principal  risks to which the Fund may be subject are set forth below. Please see the Appendix to this prospectus for more detailed  information about the principal risks described below.

Credit Risk - The risk that an issuer or guarantor  of a fixed income  security, or the  counterparty  to a  derivatives  or other  contract,  will be  unable or unwilling to pay  principal,  interest or other payments when due. To the extent that the Fund invests in lower-rated fixed income securities, these risks may be magnified.

Derivatives  Risk - The risk that losses may result from the Fund's  investments in  derivatives.  These  instruments  may be  illiquid,  difficult  to price and leveraged so that small changes may produce disproportionate losses to the Fund.

Emerging  Markets  Risk - The risks  that  apply to the  Fund's  investments  in foreign  securities  are  typically  much  greater for  investments  in emerging markets.  Investments in emerging  countries are riskier  because the securities markets are generally less  developed,  may develop  unevenly or may never fully develop.

Foreign Securities Risk - The risk that the Fund's investments in the securities of  foreign  issuers  may  be  subject  to  certain  risks,  such  as  different accounting,  legal and disclosure  standards,  and different  trading and market practices.

Interest Rate Risk - The risk that when interest rates  increase,  certain fixed income securities held by the Fund will decline in value.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Real Estate  Investment  Trust Risk - The risk that the value of REIT shares may be affected  by,  among other  factors,  changes in the value of the  underlying properties  owned by the REIT  and/or by changes in the  prospect  for  earnings and/or cash flow growth of the REIT itself.

Selection Risk - The risk that the Fund's  subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

Value  Investment  Risk - The risk that the Fund's  investments  in value  style securities may be out of favor and  potentially  undervalued in the  marketplace due to adverse business, industry or other developments. In addition, the Fund's investments  in value  style  securities,  at times,  may not perform as well as growth style securities or the stock market in general,  and may be out of favor with investors for extended periods of time.

PERFORMANCE

Performance  information  is  not  provided  because  the  Fund  did  not  begin operations until the date of this prospectus.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund.

------------------------------------------------------ ------------------
Shareholder Fees (paid directly from your                           None
investment)(1)
------------------------------------------------------ ------------------
Short-Term Trading Fee (as a percentage of amount                   None
redeemed or exchanged)
------------------------------------------------------ ------------------
Annual Fund Operating Expenses (deducted from Fund
assets)
------------------------------------------------------ ------------------
     Management Fees                                               0.75%
------------------------------------------------------ ------------------
     Distribution and/or Service (12b-1) Fees                      0.25%
------------------------------------------------------ ------------------
     Other Expenses                                                0.17%
------------------------------------------------------ ------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                            1.17%
------------------------------------------------------ ------------------
Amount of Fee Waiver/Expense Reimbursement(3)                     -0.02%
------------------------------------------------------ ------------------
Total Annual Fund Operating Expenses (After                        1.15%
Waivers/Reimbursements)

(1)  Variable  annuity  contracts  impose  sales  charges and other  expenses on variable  annuity contract  holders.  Such sales charges and other expenses are described in the variable annuity contract's prospectus.

(2)  Expenses are estimated based on the Fund's projected net assets for 2008.

(3)  The  Advisor has  contractually  agreed  with the Trust,  at least  through
     December  31,  2009,  to waive its fees  and/or  assume as its own  expense certain expenses  otherwise  payable by the Fund to the extent necessary to ensure  that net  annual  fund  operating  expenses  (excluding  any taxes, interest,  brokerage fees,  insurance costs and extraordinary  expenses) do not exceed  1.15% of average  daily net  assets.  Pursuant  to its  expense limitation  agreement  with  the  Trust,  the  Advisor  is  entitled  to be reimbursed  for expenses  that the Advisor paid for a period of three years following such expense payments, to the extent that such reimbursement will not cause the Fund to exceed any applicable  expense limitation that was in place for the Fund at the time of the waiver/assumption of expenses.

EXAMPLE

This  Example is intended to help you to compare  the cost of  investing  in the
Fund with the cost of  investing in other mutual  funds.  The Example,  however, does not include charges that are imposed by variable  insurance  contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Because the Fund has not commenced operations as of the date of this  prospectus,  this  Example  is based on the  anticipated expenses of the Fund for the current fiscal year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year          3 Years

             $[117]           $[370]

INVESTMENT ADVISOR

The Advisor manages the investment of the Fund's assets and supervises the daily business affairs of the Fund.

SUBADVISOR

Subject  to the  supervision  of the  Advisor  and  the  Board  of  Trustees,  a
subadvisor  will  manage  the  Fund's  assets  in  accordance  with  the  Fund's investment  objective and strategies.  The subadvisor makes investment decisions for the Fund and, in connection with such investment decisions,  places purchase and sell orders for securities.

Eaton Vance  Management  ("Eaton  Vance"),  The Eaton Vance Building,  255 State
Street, Boston, Massachusetts 02109, is the subadvisor for the Fund.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment advisory and subadvisory  agreement for the Fund will be available in the Fund's annual report to  shareholders,  which will cover the period from the date of the Fund's inception to December 31, 2008.

MANAGEMENT FEES

The Fund pays the Advisor an annual management fee of 0.75%, based on the Fund's average daily net assets.  The Advisor pays Eaton Vance from the  management fee it receives from the Fund.

PORTFOLIO MANAGEMENT

Michael R. Mach, CFA, is primarily  responsible for the day-to-day management of the Fund.  Mr. Mach is a Vice  President of Eaton Vance and has been a portfolio manager at Eaton Vance for more than five years.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund, if any.

--------------------------------------------------------------------------------
Genworth Legg Mason Aggressive Growth Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund's investment objective is to seek capital appreciation.

PRINCIPAL STRATEGIES

The Fund  invests  primarily  in common  stocks of  companies  it  believes  are experiencing,  or will experience, growth in earnings exceeding the average rate of earnings growth of the companies  which comprise the S&P 500 Index.  The Fund employs a growth style,  and may invest in the  securities of large,  well-known companies  offering  prospects of long-term  earnings growth.  However,  because higher  earnings  growth  rates are often  achieved by  companies  with small to medium-sized market capitalizations,  a significant portion of the Fund's assets may be invested in the securities of such companies.

The subadvisor  emphasizes  individual security selection while diversifying the
Fund's investments  across  industries,  which may help to reduce risk. The Fund focuses primarily,  but not exclusively,  on emerging growth companies that have passed their  "start-up"  phase and show  positive  earnings and the prospect of achieving significant profit gains beginning in the two to three years after the
Fund acquires their stocks.  When evaluating an individual stock, the subadvisor generally  considers  whether the company may benefit  from:  new  technologies, products or services;  new cost reducing  measures;  changes in  management;  or favorable changes in government regulations.

The Fund may invest up to 10% of its net assets (at the time of  investment)  in foreign securities. The Fund may invest directly in foreign securities or invest in depositary receipts.

The Fund may  also  invest  in  derivatives,  such as  futures  and  options  on securities or securities indices,  and options on such futures, to hedge against the  economic  impact  of  adverse  changes  in the  market  value of  portfolio securities  because of changes in stock market  prices or interest  rates,  as a substitute  for  buying or  selling  securities,  or as a cash  flow  management technique.

Terms highlighted above are defined in the Appendix.

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund's  investments  and, as a result,  the value of the Fund's shares, may fluctuate. If the value of the Fund's investments decreases, you may lose money.  The principal  risks to which the Fund may be subject are set forth below. Please see the Appendix to this prospectus for more detailed  information about the principal risks described below.

Derivatives  Risk - The risk that losses may result from the Fund's  investments in  derivatives.  These  instruments  may be  illiquid,  difficult  to price and leveraged so that small changes may produce disproportionate losses to the Fund.

Foreign Securities Risk - The risk that the Fund's investments in the securities of  foreign  issuers  may  be  subject  to  certain  risks,  such  as  different accounting,  legal and disclosure  standards,  and different  trading and market practices.

Growth  Investment  Risk - The risk that the Fund's  investments in growth style securities may be subject to greater price  volatility and may be more sensitive to changes  in the  issuer's  current or  expected  earnings  than other  equity securities.  In addition, the Fund's investments in growth style securities,  at times,  may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Selection Risk - The risk that the Fund's  subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

Small and Mid Capitalization  Risk - The risk that the Fund's investments in the securities  of small and  mid-capitalization  companies may be more volatile and present  additional  risks  relative  to  securities  of  larger  capitalization companies.

FUND PERFORMANCE

Performance  information  is  not  provided  because  the  Fund  did  not  begin operations until the date of this prospectus.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund.

------------------------------------------------------ ------------------
Shareholder Fees (paid directly from your                           None
investment)(1)
------------------------------------------------------ ------------------
Short-Term Trading Fee (as a percentage of amount                   None
redeemed or exchanged)
------------------------------------------------------ ------------------
Annual Fund Operating Expenses (deducted from Fund
assets)
------------------------------------------------------ ------------------
     Management Fees                                               0.70%
------------------------------------------------------ ------------------
     Distribution and/or Service (12b-1) Fees                      0.25%
------------------------------------------------------ ------------------
     Other Expenses                                                0.16%
------------------------------------------------------ ------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                            1.11%
------------------------------------------------------ ------------------
Amount of Fee Waiver/Expense Reimbursement(3)                     -0.01%
------------------------------------------------------ ------------------
Total Annual Fund Operating Expenses (After                        1.10%
Waivers/Reimbursements)

(1)  Variable  annuity  contracts  impose  sales  charges and other  expenses on variable  annuity contract  holders.  Such sales charges and other expenses are described in the variable annuity contract's prospectus.

(2)  Expenses are estimated based on the Fund's projected net assets for 2008.

(3)  The  Advisor has  contractually  agreed  with the Trust,  at least  through
     December  31,  2009,  to waive its fees  and/or  assume as its own  expense certain expenses  otherwise  payable by the Fund to the extent necessary to ensure  that net  annual  fund  operating  expenses  (excluding  any taxes, interest,  brokerage fees,  insurance costs and extraordinary  expenses) do not exceed  1.10% of average  daily net  assets.  Pursuant  to its  expense limitation  agreement  with  the  Trust,  the  Advisor  is  entitled  to be reimbursed  for expenses  that the Advisor paid for a period of three years following such expense payments, to the extent that such reimbursement will not cause the Fund to exceed any applicable  expense limitation that was in place for the Fund at the time of the waiver/assumption of expenses.

EXAMPLE

This  Example is intended to help you to compare  the cost of  investing  in the
Fund with the cost of  investing in other mutual  funds.  The Example,  however, does not include charges that are imposed by variable  insurance  contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Because the Fund has not commenced operations as of the date of this  prospectus,  this  Example  is based on the  anticipated expenses of the Fund for the current fiscal year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year          3 Years

             $[112]          $[352]

INVESTMENT ADVISOR

The Advisor manages the investment of the Fund's assets and supervises the daily business affairs of the Fund.

SUBADVISORS

Subject  to the  supervision  of the  Advisor  and the  Board of  Trustees,  the
subadvisors  will  manage  the  Fund's  assets  in  accordance  with the  Fund's investment objective and strategies.  Each subadvisor makes investment decisions for the Fund and, in connection with such investment decisions,  places purchase and sell orders for securities.

Legg Mason Partners Fund Advisor,  LLC ("LMPFA") and ClearBridge  Advisors,  LLC
("Clearbridge")  are the subadvisors for the Fund. LMPFA,  located at 620 Eighth
Avenue, New York, New York 10018, provides administrative and oversight services to the Fund and manages the Fund's cash and short-term investments. Clearbridge, located at 620 Eighth Avenue, New York, New York 10018,  provides the day-to-day portfolio  management  of the  Fund,  except  for the  management  of  cash  and short-term investments. LMPFA and Clearbridge are each wholly-owned subsidiaries of Legg Mason, Inc.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment advisory and subadvisory  agreement for the Fund will be available in the Fund's annual report to  shareholders,  which will cover the period from the date of the Fund's inception to December 31, 2008.

MANAGEMENT FEES

The Fund pays the Advisor an annual management fee of 0.70%, based on the Fund's average  daily net assets.  The Advisor  pays LMPFA from the  management  fee it receives from the Fund.

PORTFOLIO MANAGEMENT

Richard Freeman,  investment officer of the Clearbridge,  is responsible for the day-to-day  management  of the Fund's  portfolio.  Mr.  Freeman has more than 34 years of  securities  business  experience,  25 years  of  which  has been  with
Clearbridge or its predecessors.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund, if any.

-------------------------------------------------------------------------------
Genworth PIMCO Low Duration Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund's investment objective is to seek maximum total return, consistent with preservation of capital and prudent investment management.

PRINCIPAL STRATEGIES

The Fund seeks to achieve its  investment  objective by  investing  under normal circumstances  at least 65% of its total  assets in a  diversified  portfolio of fixed income securities and other instruments of varying maturities.  The Fund's investments  may  include  forwards  or  derivatives  such as  options,  futures contracts  or swap  agreements.  The  average  portfolio  duration  of the  Fund normally varies from one to three years based on the  subadvisor's  forecast for interest rates.

The "total  return"  sought by the Fund  consists of income earned on the Fund's investments,  plus capital  appreciation,  if any, which  generally  arises from decreases in interest rates or improving  credit  fundamentals  for a particular sector or security.

The Fund invests primarily in investment grade fixed income securities,  but may invest up to 10% of its total assets in high yield bonds.

The Fund may invest up to 30% of its total assets in securities  denominated  in foreign currencies, and may invest beyond this limit in U.S.  dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S.  dollar denominated  securities or currencies) to 20% of its total assets. The Fund may invest all of its assets in derivatives,  such as options,  futures  contracts  or  swap  agreements,  or  in  mortgage-backed  or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the  securities  in which it  primarily  invests by entering  into a series of purchase and sale  contracts or by using other  investment  techniques
(such as buy backs or dollar rolls).

Terms highlighted above are defined in the Appendix.

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund's  investments  and, as a result,  the value of the Fund's shares, may fluctuate. If the value of the Fund's investments decreases, you may lose money.  The principal  risks to which the Fund may be subject are set forth below. Please see the Appendix to this prospectus for more detailed  information about the principal risks described below.

Borrowing  and Leverage  Risk - The risk that,  when the Fund  borrows  money or otherwise  leverages its portfolio,  the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded.

Credit Risk - The risk that an issuer or guarantor  of a fixed income  security, or the  counterparty  to a  derivatives  or other  contract,  will be  unable or unwilling to pay  principal,  interest or other  payments  when due.  High-yield bonds and other lower-rated securities are generally more exposed to credit risk than investment grade securities.

Currency  Risk - The risk  that the  value of the  Fund's  investments  that are denominated in non-U.S.  currencies may be adversely  affected by changes in the rates of exchange between those currencies and the U.S. dollar.

Derivatives  Risk - The risk that losses may result from the Fund's  investments in  derivatives.  These  instruments  may be  illiquid,  difficult  to price and leveraged so that small changes may produce disproportionate losses to the Fund.

Emerging  Markets  Risk - The risks  that  apply to the  Fund's  investments  in foreign  securities  are  typically  much  greater for  investments  in emerging markets.  Investments in emerging  countries are riskier  because the securities markets are generally less  developed,  may develop  unevenly or may never fully develop.

Foreign Securities Risk - The risk that the Fund's investments in the securities of  foreign  issuers  may  be  subject  to  certain  risks,  such  as  different accounting,  legal and disclosure  standards,  and different  trading and market practices.  For more  information  about  related  risks,  please  see  "Foreign
Government Debt Securities Risk" and "Foreign Custody Risk" in the Appendix.

Interest Rate Risk - The risk that when interest rates  increase,  certain fixed income securities held by the Fund will decline in value.

PERFORMANCE

Performance  information  is  not  provided  because  the  Fund  did  not  begin operations until the date of this prospectus.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund.

------------------------------------------------------ ------------------
Shareholder Fees (paid directly from your                           None
investment)(1)
------------------------------------------------------ ------------------
Short-Term Trading Fee (as a percentage of amount                   None
redeemed or exchanged)
------------------------------------------------------ ------------------
Annual Fund Operating Expenses (deducted from Fund
assets)
------------------------------------------------------ ------------------
     Management Fees                                               0.60%
------------------------------------------------------ ------------------
     Distribution and/or Service (12b-1) Fees                      0.25%
------------------------------------------------------ ------------------
     Other Expenses                                                0.17%
------------------------------------------------------ ------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                            1.02%
------------------------------------------------------ ------------------
Amount of Fee Waiver/Expense Reimbursement(3)                     -0.02%
------------------------------------------------------ ------------------
Total Annual Fund Operating Expenses (After                        1.00%
Waivers/Reimbursements)

(1)  Variable  annuity  contracts  impose  sales  charges and other  expenses on variable  annuity contract  holders.  Such sales charges and other expenses are described in the variable annuity contract's prospectus.

(2)  Expenses are estimated based on the Fund's projected net assets for 2008.

(3)  The  Advisor has  contractually  agreed  with the Trust,  at least  through
     December  31,  2009,  to waive its fees  and/or  assume as its own  expense certain expenses  otherwise  payable by the Fund to the extent necessary to ensure  that net  annual  fund  operating  expenses  (excluding  any taxes, interest,  brokerage fees,  insurance costs and extraordinary  expenses) do not exceed  1.00% of average  daily net  assets.  Pursuant  to its  expense limitation  agreement  with  the  Trust,  the  Advisor  is  entitled  to be reimbursed  for expenses  that the Advisor paid for a period of three years following such expense payments, to the extent that such reimbursement will not cause the Fund to exceed any applicable  expense limitation that was in place for the Fund at the time of the waiver/assumption of expenses.

EXAMPLE

This  Example is intended to help you to compare  the cost of  investing  in the
Fund with the cost of  investing in other mutual  funds.  The Example,  however, does not include charges that are imposed by variable  insurance  contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Because the Fund has not commenced operations as of the date of this  prospectus,  this  Example  is based on the  anticipated expenses of the Fund for the current fiscal year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year          3 Years

             $[102]          $[323]

INVESTMENT ADVISOR

The Advisor manages the investment of the Fund's assets and supervises the daily business affairs of the Fund.

SUBADVISOR

Subject  to the  supervision  of the  Advisor  and  the  Board  of  Trustees,  a
subadvisor  will  manage  the  Fund's  assets  in  accordance  with  the  Fund's investment  objective and strategies.  The subadvisor makes investment decisions for the Fund and, in connection with such investment decisions,  places purchase and sell orders for securities.

Pacific Investment Management Company LLC, ("PIMCO"),  840 Newport Center Drive,
Newport Beach, California 92660, is the subadvisor for the Fund.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment advisory and subadvisory  agreement for the Fund will be available in the Fund's annual report to  shareholders,  which will cover the period from the date of the Fund's inception to December 31, 2008.

MANAGEMENT FEES

The Fund pays the Advisor an annual management fee of 0.60%, based on the Fund's average  daily net assets.  The Advisor  pays PIMCO from the  management  fee it receives from the Fund.

PORTFOLIO MANAGEMENT

William H. Gross is  responsible  for the  day-to-day  management  of the Fund's portfolio.  Mr. Gross is the Managing  Director,  Chief Investment Officer and a
founding partner of PIMCO. Mr. Gross has been associated with PIMCO since 1971.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund, if any.

--------------------------------------------------------------------------------
Genworth PIMCO StocksPlus Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund's  investment  objective is to seek total return which  exceeds that of the S&P 500 Index.

PRINCIPAL STRATEGIES

The Fund  seeks to  exceed  the total  return of the S&P 500 Index by  investing under normal circumstances  substantially all of its assets in derivatives,  the value of which is related to the S&P 500 Index ("S&P 500  Derivatives"),  backed by a portfolio of fixed income securities. The Fund may invest in common stocks, options,  futures,  options  on  futures  and  swaps.  The  Fund  uses  S&P  500
Derivatives  in addition to or in place of S&P 500 stocks to attempt to equal or exceed the  performance of the S&P 500 Index.  The values of S&P 500 Derivatives closely  track  changes  in the  value of the S&P 500  Index.  However,  S&P 500
Derivatives  may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly,  so that the remainder of the Fund's assets may be invested in fixed  income  instruments.  The  subadvisor  actively manages  the  fixed  income  instruments  held by the  Fund  with a view  toward enhancing  the Fund's total  return,  subject to an overall  portfolio  duration which is normally not expected to exceed one year.

The S&P 500 Index is  composed of 500  selected  common  stocks  that  represent approximately  two-thirds of the total market value of all U.S.  common  stocks.
The Fund seeks to remain  invested in S&P 500 Derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest  directly in S&P 500  securities,  when
S&P 500 derivatives appear to be overvalued relative to the stocks that comprise the S&P 500 Index,  the Fund may  invest all of its assets in a "basket"  of S&P
500 stocks. The Fund also may invest in  exchange-traded  funds based on the S&P
500 Index, such as Standard & Poor's Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in fixed income  instruments.  The Fund may invest up to 10% of its total  assets in high yield bonds The Fund also may invest in foreign securities,  including investing up to 30% of its total assets in securities  denominated  in foreign  currencies and may  invest  beyond  this limit in U.S.  dollar  denominated  securities  of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are  economically  tied to emerging market  countries.  The
Fund  will  normally  limit  its  foreign   currency   exposure  (from  non-U.S.
dollar-denominated securities or currencies) to 20% of its total assets.

Terms highlighted above are defined in the Appendix.

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund's  investments  and, as a result,  the value of the Fund's shares, may fluctuate. If the value of the Fund's investments decreases, you may lose money.  The principal  risks to which the Fund may be subject are set forth below. Please see the Appendix to this prospectus for more detailed  information about the principal risks described below.

Borrowing  and Leverage  Risk - The risk that,  when the Fund  borrows  money or otherwise  leverages its portfolio,  the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded.

Credit Risk - The risk that an issuer or guarantor  of a fixed income  security, or the  counterparty  to a  derivatives  or other  contract,  will be  unable or unwilling to pay  principal,  interest or other payments when due. To the extent that the Fund invests in lower-rated fixed income securities, these risks may be magnified.

Currency  Risk - The risk  that the  value of the  Fund's  investments  that are denominated in non-U.S.  currencies may be adversely  affected by changes in the rates of exchange between those currencies and the U.S. dollar.

Derivatives  Risk - The risk that losses may result from the Fund's  investments in  derivatives.  These  instruments  may be  illiquid,  difficult  to price and leveraged so that small changes may produce disproportionate losses to the Fund.

Emerging  Markets  Risk - The risks  that  apply to the  Fund's  investments  in foreign  securities  are  typically  much  greater for  investments  in emerging markets.  Investments in emerging  countries are riskier  because the securities markets are generally less  developed,  may develop  unevenly or may never fully develop.

Foreign Securities Risk - The risk that the Fund's investments in the securities of  foreign  issuers  may  be  subject  to  certain  risks,  such  as  different accounting,  legal and disclosure  standards,  and different  trading and market practices.

Interest Rate Risk - The risk that when interest rates  increase,  certain fixed income securities held by the Fund will decline in value.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Selection Risk - The risk that the Fund's  subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

PERFORMANCE

Performance  information  is  not  provided  because  the  Fund  did  not  begin operations until the date of this prospectus.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund.

------------------------------------------------------ ------------------
Shareholder Fees (paid directly from your                           None
investment)(1)
------------------------------------------------------ ------------------
Short-Term Trading Fee (as a percentage of amount                   None
redeemed or exchanged)
------------------------------------------------------ ------------------
Annual Fund Operating Expenses (deducted from Fund
assets)
------------------------------------------------------ ------------------
     Management Fees                                               0.60%
------------------------------------------------------ ------------------
     Distribution and/or Service (12b-1) Fees                      0.25%
------------------------------------------------------ ------------------
     Other Expenses                                                0.19%
------------------------------------------------------ ------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                            1.04%
------------------------------------------------------ ------------------
Amount of Fee Waiver/Expense Reimbursement(3)                     -0.04%
------------------------------------------------------ ------------------
Total Annual Fund Operating Expenses (After                        1.00%
Waivers/Reimbursements)

(1)  Variable  annuity  contracts  impose  sales  charges and other  expenses on variable  annuity contract  holders.  Such sales charges and other expenses are described in the variable annuity contract's prospectus.

(2)  Expenses are estimated based on the Fund's projected net assets for 2008.

(3)  The  Advisor has  contractually  agreed  with the Trust,  at least  through
     December  31,  2009,  to waive its fees  and/or  assume as its own  expense certain expenses  otherwise  payable by the Fund to the extent necessary to ensure  that net  annual  fund  operating  expenses  (excluding  any taxes, interest,  brokerage fees,  insurance costs and extraordinary  expenses) do not exceed  1.00% of average  daily net  assets.  Pursuant  to its  expense limitation  agreement  with  the  Trust,  the  Advisor  is  entitled  to be reimbursed  for expenses  that the Advisor paid for a period of three years following such expense payments, to the extent that such reimbursement will not cause the Fund to exceed any applicable  expense limitation that was in place for the Fund at the time of the waiver/assumption of expenses.

EXAMPLE

This  Example is intended to help you to compare  the cost of  investing  in the
Fund with the cost of  investing in other mutual  funds.  The Example,  however, does not include charges that are imposed by variable  insurance  contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Because the Fund has not commenced operations as of the date of this  prospectus,  this  Example  is based on the  anticipated expenses of the Fund for the current fiscal year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year          3 Years

             $[102]          $[327]

INVESTMENT ADVISOR

The Advisor manages the investment of the Fund's assets and supervises the daily business affairs of the Fund.

SUBADVISOR

Subject  to the  supervision  of the  Advisor  and  the  Board  of  Trustees,  a
subadvisor  will  manage  the  Fund's  assets  in  accordance  with  the  Fund's investment  objective and strategies.  The subadvisor makes investment decisions for the Fund and, in connection with such investment decisions,  places purchase and sell orders for securities.

Pacific Investment Management Company LLC, ("PIMCO"),  840 Newport Center Drive,
Newport Beach, California 92660, is the subadvisor for the Fund.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment advisory and subadvisory  agreement for the Fund will be available in the Fund's annual report to  shareholders,  which will cover the period from the date of the Fund's inception to December 31, 2008.

MANAGEMENT FEES

The Fund pays the Advisor an annual management fee of 0.60%, based on the Fund's average  daily net assets.  The Advisor  pays PIMCO from the  management  fee it receives from the Fund.

PORTFOLIO MANAGEMENT

William H. Gross is  responsible  for the  day-to-day  management  of the Fund's portfolio.  Mr. Gross is the Managing  Director,  Chief Investment Officer and a
founding partner of PIMCO. Mr. Gross has been associated with PIMCO since 1971.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund, if any.

--------------------------------------------------------------------------------
Genworth Putnam International Capital Opportunities Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund's investment objective is long term capital appreciation.

PRINCIPAL STRATEGIES

The Fund invests mainly in common stocks of companies  outside the United States that the  subadvisor  believes have  favorable  investment  potential.  The Fund invests  mainly in companies  with small and mid-sized  market  capitalizations, although  the Fund may  invest in  companies  of any size.  The Fund  emphasizes investments in foreign securities in developed countries, but may also invest in companies located in emerging market countries.

To  determine  whether a company is located  outside of the United  States,  the subadvisor  considers the  following  factors:  where the  company's  securities trade,  where the company is located or organized,  or where the company derives its revenues or profits.  The  subadvisor may consider,  among other factors,  a company's valuation,  financial strength,  competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The Fund may engage in a variety of transactions involving derivatives,  such as futures,  options,  warrants and swap  contracts.  The Fund also may make use of
"short"  derivatives  positions,  the  values  of  which  move  in the  opposite direction  from the price of the  underlying  investment,  pool of  investments, index or currency. The Fund may use derivatives both for hedging and speculative purposes  and may use  derivatives  as a  substitute  for direct  investment  in securities  or other  investments.  Investments  in  derivatives  may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

In addition to the main investment strategies described above, the Fund also may make other types of investments,  such as investments in equity securities other than common stocks, convertible securities and fixed income securities.

Terms highlighted above are defined in the Appendix.

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund's  investments  and, as a result,  the value of the Fund's shares, may fluctuate. If the value of the Fund's investments decreases, you may lose money.  The principal  risks to which the Fund may be subject are set forth below. Please see the Appendix to this prospectus for more detailed  information about the principal risks described below.

Derivatives  Risk - The risk that losses may result from the Fund's  investments in  derivatives.  These  instruments  may be  illiquid,  difficult  to price and leveraged so that small changes may produce disproportionate losses to the Fund.

Emerging Markets Risk - The risk that apply to the Fund's investments in foreign securities  are  typically  much greater for  investments  in emerging  markets.
Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Foreign Securities Risk - The risk that the Fund's investments in the securities of  foreign  issuers  may  be  subject  to  certain  risks,  such  as  different accounting,  legal and disclosure  standards,  and different  trading and market practices.

Interest Rate Risk - The risk that when interest rates  increase,  certain fixed income securities held by the Fund will decline in value.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Selection Risk - The risk that the Fund's  subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

Small and Mid Capitalization  Risk - The risk that the Fund's investments in the securities  of small and  mid-capitalization  companies may be more volatile and present  additional  risks  relative  to  securities  of  larger  capitalization companies.

PERFORMANCE

Performance  information  is  not  provided  because  the  Fund  did  not  begin operations until the date of this prospectus.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund.

------------------------------------------------------ ------------------
Shareholder Fees (paid directly from your                           None
investment)(1)
------------------------------------------------------ ------------------
Short-Term Trading Fee (as a percentage of amount                   None
redeemed or exchanged)
------------------------------------------------------ ------------------
Annual Fund Operating Expenses (deducted from Fund
assets)
------------------------------------------------------ ------------------
     Management Fees                                               0.95%
------------------------------------------------------ ------------------
     Distribution and/or Service (12b-1) Fees                      0.25%
------------------------------------------------------ ------------------
     Other Expenses                                                0.16%
------------------------------------------------------ ------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                            1.36%
------------------------------------------------------ ------------------
Amount of Fee Waiver/Expense Reimbursement(3)                     -0.01%
------------------------------------------------------ ------------------
Total Annual Fund Operating Expenses (After                        1.35%
Waivers/Reimbursements)

(1)  Variable  annuity  contracts  impose  sales  charges and other  expenses on variable  annuity contract  holders.  Such sales charges and other expenses are described in the variable annuity contract's prospectus.

(2)  Expenses are estimated based on the Fund's projected net assets for 2008.

(3)  The  Advisor has  contractually  agreed  with the Trust,  at least  through
     December  31,  2009,  to waive its fees  and/or  assume as its own  expense certain expenses  otherwise  payable by the Fund to the extent necessary to ensure  that net  annual  fund  operating  expenses  (excluding  any taxes, interest,  brokerage fees,  insurance costs and extraordinary  expenses) do not exceed  1.35% of average  daily net  assets.  Pursuant  to its  expense limitation  agreement  with  the  Trust,  the  Advisor  is  entitled  to be reimbursed  for expenses  that the Advisor paid for a period of three years following such expense payments, to the extent that such reimbursement will not cause the Fund to exceed any applicable  expense limitation that was in place for the Fund at the time of the waiver/assumption of expenses.

EXAMPLE

This  Example is intended to help you to compare  the cost of  investing  in the
Fund with the cost of  investing in other mutual  funds.  The Example,  however, does not include charges that are imposed by variable  insurance  contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Because the Fund has not commenced operations as of the date of this  prospectus,  this  Example  is based on the  anticipated expenses of the Fund for the current fiscal year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year          3 Years

             $[137]          $[430]

INVESTMENT ADVISOR

The Advisor manages the investment of the Fund's assets and supervises the daily business affairs of the Fund.

SUBADVISOR

Subject  to the  supervision  of the  Advisor  and  the  Board  of  Trustees,  a
subadvisor  will  manage  the  Fund's  assets  in  accordance  with  the  Fund's investment  objective and strategies.  The subadvisor makes investment decisions for the Fund and, in connection with such investment decisions,  places purchase and sell orders for securities.

Putnam Investment Management, LLC ("Putnam Management"), One Post Office Square,
Boston, Massachusetts 02109, is the subadvisor for the Fund.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment advisory and subadvisory  agreement for the Fund will be available in the Fund's annual report to  shareholders,  which will cover the period from the date of the Fund's inception to December 31, 2008.

MANAGEMENT FEES

The Fund pays the Advisor an annual management fee of 0.95%, based on the Fund's average daily net assets. The Advisor pays Putnam Management from the management fee it receives from the Fund.

PORTFOLIO MANAGEMENT

Putnam  Management's  investment  professionals  are organized  into  investment management  teams,  with a particular  team dedicated to a specific asset class.
The members of the International  Small- and Mid-Cap Core team manage the Fund's investments.

The team members identified as the Fund's Portfolio Leader and Portfolio Members
coordinate the team's efforts related to the Fund and are primarily  responsible for the  day-to-day  management  of the Fund's  portfolio.  In addition to these individuals,  the team  also  includes  other  investment  professionals,  whose analysis,  recommendations and research inform investment decisions made for the
Fund.

Joseph  Joseph,   Portfolio  Leader,  is  Chief  Investment  Officer  of  Putnam
Management's  U.S. and International  Small and Mid Cap Core teams.  Previously,
Mr. Joseph was Director of the Global Equity  Research team. Mr. Joseph has been a portfolio manager with Putnam Management since 1994. Randy Farina,  John Ferry and Franz  Valencia  are  Portfolio  Members.  Mr.  Farina has been a  portfolio manager  with  Putnam  Management  since  1997.  Mr.  Ferry has been a portfolio manager with Putnam  Management  since 1998.  Mr.  Valencia has been a portfolio manager with Putnam Management since 2002.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund, if any.

--------------------------------------------------------------------------------
Genworth Thornburg International Value Fund
--------------------------------------------------------------------------------

SUMMARY AND PERFORMANCE

INVESTMENT OBJECTIVE

The Fund's  investment  objective is to seek long-term  capital  appreciation by investing in equity and fixed income securities of all types.

PRINCIPAL STRATEGIES

The Fund invests primarily foreign  securities,  including equity securities and fixed income  securities.  Under normal market  conditions,  the Fund invests at least 75% of its assets in foreign securities or depositary  receipts of foreign securities. The Fund also may invest in securities of issuers in emerging market countries.  The Fund may invest in companies of any size, but invests  primarily in the large and mid range of public  company market  capitalizations.  The Fund may also invest in partnership interests.

The Fund's principal focus is on traditional,  value style  investing.  However, the Fund's  portfolio  may include  stocks that,  in the  subadvisor's  opinion, provide value in a broader or different  context.  The relative  proportions  of these  different  types of securities  will vary over time. The Fund  ordinarily
invests  in  stocks  that  may  be  depressed  or  reflect   unfavorable  market
perceptions of company or industry fundamentals.

The subadvisor  primarily uses individual  issuer and industry  analysis to make investment  decisions.  Value,  for purposes of the Fund's  selection  criteria, relates both to current and projected measures. The subadvisor typically focuses the Fund's equity investments in the following three types of companies:

|X|  Basic value companies that, in the  subadvisor's  opinion,  are financially sound companies with well established  businesses whose stock is selling at low valuations  relative to the companies' net assets or potential  earning power.

|X|  Companies  with  consistent  earnings  when they are selling at  valuations below  historic  norms.  Stocks in this category  sometimes sell at premium valuations  and  sometimes  at discount  valuations.  Generally,  they show steady earnings and dividend growth.

|X|  Emerging  franchises,   which  are  value-priced  companies  that,  in  the
     subadvisor's opinion, are in the process of establishing a leading position in a product,  service or market and that the subadvisor expects will grow, or continue to grow, at an above average rate.

Terms highlighted above are defined in the Appendix.

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund's  investments  and, as a result,  the value of the Fund's shares, may fluctuate. If the value of the Fund's investments decreases, you may lose money.  The principal  risks to which the Fund may be subject are set forth below. Please see the Appendix to this prospectus for more detailed  information about some of the principal risks described below.

Credit Risk - The risk that an issuer or guarantor  of a fixed income  security, or the  counterparty  to a  derivatives  or other  contract,  will be  unable or unwilling to pay  principal,  interest or other payments when due. To the extent that the Fund invests in lower-rated fixed income securities, these risks may be magnified.

Emerging  Markets  Risk - The risks  that  apply to the  Fund's  investments  in foreign  securities  are  typically  much  greater for  investments  in emerging markets.  Investments in emerging  countries are riskier  because the securities markets are generally less  developed,  may develop  unevenly or may never fully develop.

Foreign Securities Risk - The risk that the Fund's investments in the securities of  foreign  issuers  may  be  subject  to  certain  risks,  such  as  different accounting,  legal and disclosure  standards,  and different  trading and market practices.

Interest Rate Risk - The risk that when interest rates  increase,  certain fixed income securities held by the Fund will decline in value.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Selection Risk - The risk that the Fund's  subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

Mid Capitalization Risk - The risk that the Fund's investments in the securities of mid  capitalization  companies  may be more  volatile and present  additional risks relative to securities of larger capitalization companies.

Value  Investment  Risk - The risk that the Fund's  investments  in value  style securities may be out of favor and  potentially  undervalued in the  marketplace due to adverse business, industry or other developments. In addition, the Fund's investments  in value  style  securities,  at times,  may not perform as well as growth style securities or the stock market in general,  and may be out of favor with investors for extended periods of time.

PERFORMANCE

Performance  information  is  not  provided  because  the  Fund  did  not  begin operations until the date of this prospectus.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund.

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund.

------------------------------------------------------ ------------------
Shareholder Fees (paid directly from your                           None
investment)(1)
------------------------------------------------------ ------------------
Short-Term Trading Fee (as a percentage of amount                   None
redeemed or exchanged)
------------------------------------------------------ ------------------
Annual Fund Operating Expenses (deducted from Fund
assets)
------------------------------------------------------ ------------------
     Management Fees                                               0.90%
------------------------------------------------------ ------------------
     Distribution and/or Service (12b-1) Fees                      0.25%
------------------------------------------------------ ------------------
     Other Expenses                                                0.19%
------------------------------------------------------ ------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                            1.34%
------------------------------------------------------ ------------------
Amount of Fee Waiver/Expense Reimbursement(3)                     -0.04%
------------------------------------------------------ ------------------
Total Annual Fund Operating Expenses (After                        1.30%
Waivers/Reimbursements)

(1)  Variable  annuity  contracts  impose  sales  charges and other  expenses on variable  annuity contract  holders.  Such sales charges and other expenses are described in the variable annuity contract's prospectus.

(2)  Expenses are estimated based on the Fund's projected net assets for 2008.

(3)  The  Advisor has  contractually  agreed  with the Trust,  at least  through
     December  31,  2009,  to waive its fees  and/or  assume as its own  expense certain expenses  otherwise  payable by the Fund to the extent necessary to ensure  that net  annual  fund  operating  expenses  (excluding  any taxes, interest,  brokerage fees,  insurance costs and extraordinary  expenses) do not exceed  1.30% of average  daily net  assets.  Pursuant  to its  expense limitation  agreement  with  the  Trust,  the  Advisor  is  entitled  to be reimbursed  for expenses  that the Advisor paid for a period of three years following such expense payments, to the extent that such reimbursement will not cause the Fund to exceed any applicable  expense limitation that was in place for the Fund at the time of the waiver/assumption of expenses.

EXAMPLE

This  Example is intended to help you to compare  the cost of  investing  in the
Fund with the cost of  investing in other mutual  funds.  The Example,  however, does not include charges that are imposed by variable  insurance  contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Because the Fund has not commenced operations as of the date of this  prospectus,  this  Example  is based on the  anticipated expenses of the Fund for the current fiscal year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year          3 Years

             $[132]          $[421]

INVESTMENT ADVISOR

The Advisor manages the investment of the Fund's assets and supervises the daily business affairs of the Fund.

SUBADVISOR

Subject  to the  supervision  of the  Advisor  and  the  Board  of  Trustees,  a
subadvisor  will  manage  the  Fund's  assets  in  accordance  with  the  Fund's investment  objective and strategies.  The subadvisor makes investment decisions for the Fund and, in connection with such investment decisions,  places purchase and sell orders for securities.

Thornburg  Investment  Management,  Inc.  ("Thornburg"),  119 East Marcy Street,
Santa Fe, New Mexico 87501, is the subadvisor for the Fund.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment advisory and subadvisory  agreement for the Fund will be available in the Fund's annual report to  shareholders,  which will cover the period from the date of the Fund's inception to December 31, 2008.

MANAGEMENT FEES

The Fund pays the Advisor an annual management fee of 0.90%, based on the Fund's average daily net assets.  The Advisor pays Thornburg from the management fee it receives from the Fund.

PORTFOLIO MANAGEMENT

The individuals that are responsible for the day-to-day management of the Fund's portfolio are identified below.  Co-portfolio  managers typically act in concert in making investment  decisions for the Fund, but a co-portfolio manager may act alone in making an investment decision.

William V. Fries,  CFA, a Managing  Director  of  Thornburg,  is a  co-portfolio manager of the Fund. Mr. Fries has been a portfolio manager with Thornburg since
1995.  Wendy  Trevisani,  a managing  director of Thornburg,  is a  co-portfolio manager of the Fund. Ms. Trevisani  joined  Thornburg as an associate  portfolio manager in 1999,  and was named a Managing  Director in 2003.  Lei Wang,  CFA, a
Managing Director of Thornburg,  is a co-portfolio manager of the Fund. Mr. Wang joined  Thornburg in 2004 as an  associate  portfolio  manager,  and was named a
Managing Director in 2005.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund, if any.

--------------------------------------------------------------------------------
Genworth Western Asset Management Core Plus Fixed Income Fund
--------------------------------------------------------------------------------

SUMMARY AND PERFORMANCE

INVESTMENT OBJECTIVE

The Fund's  investment  objective is to maximize total return,  consistent  with prudent  investment  management and liquidity  needs, by investing to obtain the average duration specified for the Fund.

PRINCIPAL STRATEGIES

The Fund invests  primarily in a portfolio of fixed income securities of varying maturity and,  under normal market  conditions,  will invest at least 80% of its net assets in fixed income  securities.  The  subadvisor  typically  maintains a target duration for the Fund's portfolio of 2.5 to 7 years.

The Fund invests in a variety of  securities  and  instruments,  including  U.S.
government  securities,  U.S.  government  agency  securities,  corporate bonds, convertible securities,  mortgage-backed securities, asset-backed securities and municipal securities.

The Fund  may  invest  up to 20% of its  total  assets  in  foreign  securities, including  securities  of  issuers  in  emerging  market  countries.  The Fund's investments in foreign  securities  may be denominated in currencies  other than the U.S.  dollar.  The Fund may from time to time  attempt to hedge a portion of its currency risk using a variety of  techniques,  including  currency  futures, forwards  and  options.  However,  these  instruments  may  not  always  work as intended, and in certain cases the Fund may be worse off than if it had not used a  hedging  instrument.  For most  emerging  market  currencies,  there  are not suitable hedging instruments available.

Up to 15% of the Fund's net assets  that may be  invested in high yield bonds or other  securities that are not rated investment grade by at least one NRSRO. The
Fund may invest in  securities  that pay variable  rates of interest,  including inflation indexed  securities,  variable and floating rate debt securities,  and may also invest in structured investment products such as structured notes.

The Fund may engage in transactions in derivatives, such as futures, options and swaps for both  hedging and  non-hedging  purposes,  including  for  purposes of enhancing the Fund's investment returns. The subadvisor may use derivatives as a means to manage the  duration  of the  Fund's'  portfolio,  as well as for other purposes.

The Fund may employ  certain  investment  strategies,  including  buying or sell securities on a when-issued or forward  commitment  basis,  engaging in non-U.S.
currency  exchange  transactions,  and  engaging in  repurchase  agreements  and reverse repurchase agreements.

Terms highlighted above are defined in the Appendix.

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund's  investments  and, as a result,  the value of the Fund's shares, may fluctuate. If the value of the Fund's investments decreases, you may lose money.  The principal  risks to which the Fund may be subject are set forth below. Please see the Appendix to this prospectus for more detailed  information about the principal risks described below.

Borrowing  and Leverage  Risk - The risk that,  when the Fund  borrows  money or otherwise  leverages its portfolio,  the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded.

Call Risk - The risk that an issuer will  exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected.

Credit Risk - The risk that an issuer or guarantor  of a fixed income  security, or the  counterparty  to a  derivatives  or other  contract,  will be  unable or unwilling to pay  principal,  interest or other  payments  when due.  High-yield bonds and other lower-rated securities are generally more exposed to credit risk than investment grade securities.

Currency  Risk - The risk  that the  value of the  Fund's  investments  that are denominated in non-U.S.  currencies may be adversely  affected by changes in the rates of exchange between those currencies and the U.S. dollar.

Derivatives  Risk - The risk that losses may result from the Fund's  investments in  derivatives.  These  instruments  may be  illiquid,  difficult  to price and leveraged so that small changes may produce disproportionate losses to the Fund.

Emerging  Markets  Risk - The risks  that  apply to the  Fund's  investments  in foreign  securities  are  typically  much  greater for  investments  in emerging markets.  Investments in emerging  countries are riskier  because the securities markets are generally less  developed,  may develop  unevenly or may never fully develop.

Foreign Securities Risk - The risk that the Fund's investments in the securities of  foreign  issuers  may  be  subject  to  certain  risks,  such  as  different accounting,  legal and disclosure  standards,  and different  trading and market practices.  For more  information  about  related  risks,  please  see  "Foreign
Government Debt Securities Risk" and "Foreign Custody Risk" in the Appendix.

Hedging Risk - The risk that the Fund's  efforts to hedge against such risks as credit risk, currency risk and interest rate risk may be unsuccessful.

Interest Rate Risk - The risk that when interest rates  increase,  certain fixed income securities held by the Fund will decline in value.

PERFORMANCE

Performance  information  is  not  provided  because  the  Fund  did  not  begin operations until the date of this prospectus.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund.

------------------------------------------------------ ------------------

Shareholder Fees (paid directly from your                           None
investment)(1)
------------------------------------------------------ ------------------
Short-Term Trading Fee (as a percentage of amount                   None
redeemed or exchanged)
------------------------------------------------------ ------------------
Annual Fund Operating Expenses (deducted from Fund
assets)
------------------------------------------------------ ------------------
     Management Fees                                               0.65%
------------------------------------------------------ ------------------
     Distribution and/or Service (12b-1) Fees                      0.25%
------------------------------------------------------ ------------------
     Other Expenses                                                0.16%
------------------------------------------------------ ------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                            1.06%
------------------------------------------------------ ------------------
Amount of Fee Waiver/Expense Reimbursement(3)                     -0.01%
------------------------------------------------------ ------------------
Total Annual Fund Operating Expenses (After                        1.05%
Waivers/Reimbursements)

(1)  Variable  annuity  contracts  impose  sales  charges and other  expenses on variable  annuity contract  holders.  Such sales charges and other expenses are described in the variable annuity contract's prospectus.

(2)  Expenses are estimated based on the Fund's projected net assets for 2008.

(3)  The  Advisor has  contractually  agreed  with the Trust,  at least  through
     December  31,  2009,  to waive its fees  and/or  assume as its own  expense certain expenses  otherwise  payable by the Fund to the extent necessary to ensure  that net  annual  fund  operating  expenses  (excluding  any taxes, interest,  brokerage fees,  insurance costs and extraordinary  expenses) do not exceed  1.05% of average  daily net  assets.  Pursuant  to its  expense limitation  agreement  with  the  Trust,  the  Advisor  is  entitled  to be reimbursed  for expenses  that the Advisor paid for a period of three years following such expense payments, to the extent that such reimbursement will not cause the Fund to exceed any applicable  expense limitation that was in place for the Fund at the time of the waiver/assumption of expenses.

EXAMPLE

This  Example is intended to help you to compare  the cost of  investing  in the
Fund with the cost of  investing in other mutual  funds.  The Example,  however, does not include charges that are imposed by variable  insurance  contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Because the Fund has not commenced operations as of the date of this  prospectus,  this  Example  is based on the  anticipated expenses of the Fund for the current fiscal year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year          3 Years

             $[107]           $[336]

INVESTMENT ADVISOR

The Advisor manages the investment of the Fund's assets and supervises the daily business affairs of the Fund.

SUBADVISORS

Subject  to the  supervision  of the  Advisor  and the  Board of  Trustees,  the
subadvisors  will  manage  the  Fund's  assets  in  accordance  with the  Fund's investment objective and strategies.  Each subadvisor makes investment decisions for the Fund and, in connection with such investment decisions,  places purchase and sell orders for securities.

Western  Asset  Management  Company  ("Western")  and Western  Asset  Management
Company Limited ("WAML") are the subadvisors for the Fund. Western is located at
385 East Colorado  Boulevard,  Pasadena,  California  91101,  and is the primary subadvisor to the Fund. WAML is located at 10 Exchange Place,  London,  England, and  provides  investment  advice  regarding  the  portion  of the Fund  that is invested in non-U.S. dollar denominated  investments.  Western and WAML are each wholly-owned subsidiaries of Legg Mason, Inc.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment advisory and subadvisory  agreement for the Fund will be available in the Fund's annual report to  shareholders,  which will cover the period from the date of the Fund's inception to December 31, 2008.

MANAGEMENT FEES

The Fund pays the Advisor an annual management fee of 0.65%, based on the Fund's average daily net assets.  The Advisor pays Western from the  management  fee it receives.  Western,  in turn,  may pay a portion of the  management  fee that it receives  from the  Advisor to WAML.  Neither  the Fund nor the  Advisor pay any
direct fee to WAML for the subadvisory services it provides to the Fund.

PORTFOLIO MANAGEMENT

A  team  of  portfolio   managers,   sector  specialists  and  other  investment
professionals at Western and WAML are responsible for the day-to-day  management of the Fund's portfolio.  S. Kenneth Leech, Stephen A. Walsh, Mark S. Lindbloom,
Edward A. Moody, Carl L. Eichstaedt,  Michael C. Buchanan,  Keith J. Gardner and
Detlev  Schlichter  serve as  co-team  leaders  responsible  for the  day-to-day strategic oversight of the Fund's investments and for supervising the day-to-day operations  of the various  sector  specialist  teams  dedicated to the specific asset classes in which the Fund invests. As portfolio  managers,  their focus is on portfolio structure, including sector allocation, duration weighting and term structure  decisions.  Messrs.  Leech,  Walsh,  Moody,  Eichstaedt,  Gardner and
Schlichter have been employed by Western as portfolio  managers for at least the past five years.  Prior to joining  Western as a portfolio  manager in 2006, Mr.
Lindbloom was a Managing  Director of Citigroup  Asset  Management  and had been associated with its predecessor  companies since 1996.  Prior to joining Western as a  portfolio  manager  and  head of the U.S.  High  Yield  team in 2005,  Mr.
Buchanan  was a Managing  Director  and head of U.S.  credit  products at Credit
Suisse Asset Management from 2003 to 2005.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund, if any.

Additional Information About the Funds' Investment Policies

The Funds' Investment Objectives and Policies

Each Fund's  investment  objective is  non-fundamental  and,  therefore,  may be changed by the Board of Trustees of the Trust without shareholder approval.

In the case of a Fund  that has a policy  of  investing  at least 80% of its net assets in a particular  type of  investment as of the time of purchase (the "80%
Policy"),  the Fund's 80% Policy may be changed without shareholder approval. No change to a Fund's 80% Policy will be made  without a minimum of 60 days advance notice being provided to the  shareholders of the Fund. For purposes of a Fund's
80% Policy, the Fund's net assets include borrowings for investment purposes, if any.

The  investment  objectives  and  policies  of each Fund may be  similar  to the investment  objectives and policies of other investment companies managed by the
Fund's subadvisor.  The investment results of the Funds,  however, may be higher or lower than the results of such other  investment  companies.  There can be no assurance  that the  investment  results  of a Fund  will be  comparable  to the investment  results  of any  other  investment  company  managed  by the  Fund's subadvisor, even if the other investment company has a similar name.

Lending Portfolio Securities

Each Fund may lend its portfolio  securities.  Loaned securities will be secured by collateral in cash,  short-term debt obligations,  government  obligations or bank guarantees at least equal to the values of the portfolio securities subject to the loans.  Lending portfolio  securities involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently,  a
Fund  may lose  money  and  there  could be a delay  in  recovering  the  loaned securities.  A Fund  could  also lose  money if it does not  recover  the loaned securities  and/or the value of the  collateral  falls,  including  the value of investments made with cash collateral.

Temporary Investments

Each Fund generally will be substantially  fully invested in accordance with its investment  objective and policies.  However,  to maintain liquidity and satisfy redemption  requests,  pending  investment  of cash  balances,  or if the Fund's subadvisor believes that business,  economic,  political or financial conditions warrant, a Fund may invest without limit in cash, cash equivalents, money market instruments or similar investments,  and shares of other investment companies to the  extent  permitted  by  applicable  law.  The use of  temporary  investments prevents a Fund from fully pursuing its investment  objective,  and the Fund may miss potential market upswings.

Portfolio Turnover

Each Fund may engage in active and frequent trading of portfolio  securities.  A higher portfolio  turnover rate increases  transaction costs and as a result may
adversely  impact  the  Fund's   performance,   and  may  increase  share  price
volatility.

INVESTING IN THE FUNDS

VALUATION OF FUND SHARES

Shares of each Fund are sold at the net asset value ("NAV") per share,  which is determined by each Fund generally as of the close of regular trading  (usually 4
p.m. Eastern time) on each day that the Fund is open for business.  Each Fund is generally  open  on  days  that  the  NYSE is open  for  trading.  Purchase  and redemption  requests are priced at the next NAV calculated after receipt of such request.  The NAV per  share is  determined  by  dividing  the value of a Fund's securities,  cash and other assets,  minus all expenses and liabilities,  by the number  of shares  outstanding  (assets  -  liabilities  / # of shares = NAV per share). The NAV takes into account the expenses and fees of each Fund, including management,  administration  and shareholder  servicing fees,  which are accrued daily.

Each Fund's  securities  are generally  valued each day at their current  market value. If market quotations are not readily available, securities will be valued at their  fair  market  value as  determined  in good faith in  accordance  with procedures approved by the Trust's Board of Trustees.

Trading in Foreign Securities

The  securities  markets  on which the  foreign  securities  owned by a Fund are traded  may be open on days that the Fund does not  calculate  its NAV.  Because foreign  markets may be open at  different  times than the NYSE,  the value of a
Fund's shares may change on days when  shareholders  are not able to buy or sell them.  The Funds  translate  prices  for  their  investments  quoted in  foreign currencies into U.S. dollars at current exchange rates. As a result,  changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's
NAV.

If events  materially  affecting the values of a Fund's foreign  investments (in the opinion of the Advisor and the  appropriate  subadvisor)  occur  between the close of foreign  markets  and the close of regular  trading on the NYSE,  or if reported  prices are believed by the Advisor or the subadvisor to be unreliable, these  investments  will be valued at their  fair value in  accordance  with the
Trust's fair valuation  procedures.  The Funds may rely on  third-party  pricing vendors to  monitor  for events  materially  affecting  the values of the Funds'
foreign  investments  during the period between the close of foreign markets and the close of regular  trading on the NYSE. In certain  circumstances,  if events occur that materially affect the values of the Funds' foreign  investments,  the third-party pricing vendors will provide revised values to the Funds.

The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using  closing  market  prices.
Also, due to the subjective  nature of fair value pricing,  a Fund's value for a particular security may be different from the last quoted market price.

PURCHASING FUND SHARES

The Funds may offer  their  shares to  variable  annuity  separate  accounts  of insurance companies,  including affiliates of Genworth, ("Separate Accounts") as investment options for certain variable annuity contracts ("Variable Contracts")
issued by the  separate  accounts.  The Funds  also may  offer  their  shares to certain  qualified  retirement plans ("Plans").  The separate  accounts purchase shares of a Fund in accordance  with variable  account  allocation  instructions received  from owners of the variable  annuity  contracts.  A Fund then uses the proceeds to buy securities for its portfolio.

Please check with your  insurance  company to determine if a particular  Fund is available under your Variable  Contract or Plan. This prospectus  should be read in  conjunction  with the  prospectus  of the Separate  Account of your specific
Variable Contract.

IN-KIND PURCHASES

Each Fund may  accept  payment  for  shares in the form of  securities  that are permissible investments for such Fund.

SELLING FUND SHARES

Shareholders  may sell  (redeem)  their  Fund  shares on any day  following  the procedures  established  when they opened their  account or  accounts.  The sale price of each share will be the next NAV determined  after a Fund (or authorized intermediary) receives a request to sell or redeem Fund shares. Normally, a Fund will pay for  redeemed  shares  on the next  business  day after  receiving  the request,  but it  could  take as long as seven  days.  The  value of the  shares redeemed may be more or less than their original  purchase price  depending upon the market value of a Fund's investments at the time of the redemption.

Because  Variable  Contracts may have different  provisions  with respect to the timing and method of redemptions,  Variable Contract owners should contact their insurance company directly for details concerning these transactions.

EXCHANGE PRIVILEGE

[Insert exchange privilege disclosure.]

MARKET TIMING POLICY

[Excessive  or  short-term  purchases  and  redemptions  of Fund shares have the potential  to harm the Funds and their  long-term  shareholders.  Such  frequent trading of Fund shares may lead to, among other things, dilution in the value of
Fund shares held by  long-term  shareholders,  interference  with the  efficient management of the Funds' portfolios and increased  brokerage and  administrative costs.  In addition to these  generally  applicable  risks,  Funds that invest a substantial  portion  of their  assets in  certain  types of  securities  may be subject  to  additional  risks.  For  example,  Funds  that  invest  in  foreign securities  that  trade in  overseas  markets  may be  subject  to the risk of a
particular  form  of  frequent   trading  called  time-zone   arbitrage,   where
shareholders of the Fund seek to take advantage of time-zone differences between the close of the overseas markets in which the Fund's securities are traded, and the close of U.S. markets.  Arbitrage opportunities also may occur in Funds that hold small capitalization or small company securities or in Funds that invest in thinly-traded securities.

The Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets.  Accordingly,  the Trust's
Board of Trustees has adopted policies and procedures that are designed to deter such excessive or short-term  trading.  In general,  the Funds consider  trading activity to be suspect if there is a purchase and redemption  transaction within any three-day  period although  longer periods may also be suspect.  The size of such transactions also may be taken into account.]

[It is  difficult  for the  Funds to  monitor  short-term  trading  because  the insurance  companies that issue variable insurance  contracts that invest in the
Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction.  Additionally,  most insurance  companies combine all of their contract  holders'  investments into a single  omnibus  account in each Fund.  Therefore,  the Funds  typically  cannot identify,  and  thus  cannot  successfully  prevent,  short-term  trading  by an individual  contract holder within that aggregated  trade or omnibus account but must rely instead on the insurance  company to monitor its  individual  contract holder trades to identify individual short-term traders.

With respect to the Genworth variable insurance contracts which offer the Funds,
Genworth monitors redemption and repurchase  activity,  and as a general matter,
Genworth currently limits the number and frequency of trades as set forth in the
Genworth  separate  account  prospectus.  Other  insurance  companies may employ different  policies or provide  different  levels of  cooperation  in monitoring trading activity and complying with Fund requests.]

[Under no  circumstances  will the Funds,  the Advisor or the distributor  enter into any  agreements  with any investor to encourage,  accommodate or facilitate excessive or short-term trading in the Funds.]

DISTRIBUTION OF FUND SHARES

Distributor

Capital  Brokerage  Corporation  ("CBC"  or the  "Distributor")  is  the  Funds'
Distributor pursuant to a Distribution  Agreement.  CBC offers the Funds' shares on a continuous  basis.  CBC is located at 6620 West Broad  Street,  Building 2,
Richmond,   Virginia  23230.  CBC  is  a  wholly-owned  subsidiary  of  Genworth
Financial, Inc.

Distribution Plan

In addition to expenses that may be imposed by Variable  Contracts or Plans, the
Trust  has  adopted  a  Distribution  Plan  pursuant  to Rule  12b-1  under  the
Investment  Company Act of 1940,  as amended,  to provide  certain  distribution
activities  and  shareholder   services  for  the  Funds.  Each  Fund  pays  the
Distributor 0.25% of its average daily net assets per year for such distribution and shareholder activities.  As these fees are paid out of a Fund's assets on an on-going basis,  over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an  Administrative  Services  Plan adopted by the Trust's  Board of Trustees.
These  fees  are  paid by each  Fund  to  affiliates  of  Genworth  who  provide administrative  support  services to Variable  Contract holders on behalf of the
Funds. Under the  Administrative  Services Plan, a Fund may pay a maximum annual fee of 0.25%.

REVENUE SHARING

GFWM may pay amounts to  [Genworth  Life and Annuity  Insurance  Company] or its
affiliates from its own resources. These payments are intended to compensate the insurance  company  for  part  of the  administrative  expenses  of  maintaining accounts for and communicating with owners of Variable Contracts.

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund has  qualified,  or intends to  qualify,  to be treated as a regulated investment  company under the Internal  Revenue Code. As a regulated  investment company,  a Fund generally pays no federal income tax on the income and gains it distributes.  Substantially all of a Fund's net investment  income, if any, will be paid as a  dividend  in the form of  additional  shares of the Fund.  Any net realized  capital gains of a Fund will be declared and paid to  shareholders  at least annually.  The Funds automatically  reinvest any capital gains. The amount of any distribution  will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax  treatment  of  payments  made under a variable  insurance  contract  is described in the prospectus for the contract.  Generally, the owners of variable insurance  contracts are not taxed  currently on income or gains  realized under such  contracts  until  the  income  or gain  is  distributed.  However,  income distributions  from such contracts will be taxable at ordinary income tax rates.
In  addition,  distributions  made to an owner who is younger than 59 1/2 may be subject to a 10% penalty  tax.  Investors  should ask their own tax advisors for more information on their own tax situation,  including  possible state or local taxes.  For  more  information  on  taxes,  please  refer  to  the  accompanying prospectus  of the  annuity or life  insurance  program  through  which a Fund's shares are offered.

Please refer to the SAI for more information  regarding the tax treatment of the
Funds.

This discussion of  "Distributions  and Taxes" is not intended to be used as tax advice.  Contract owners should consult their own tax  professional  about their tax situation.

OTHER INFORMATION

MULTI-MANAGER STRUCTURE

The Advisor and the Trust have  received an exemptive  order (the  "Order") from the  U.S.  Securities  and  Exchange  Commission  ("SEC")  for  a  multi-manager structure that allows GFWM to hire, replace or terminate a subadvisor (excluding hiring a  subadvisor  which is an  affiliate  of GFWM)  without the  approval of shareholders.  The Order also allows GFWM to revise a subadvisory agreement with an  unaffiliated  subadvisor  with the  approval  of the Board of  Trustees  but without shareholder  approval.  If a new unaffiliated  subadvisor is hired for a
Fund,  shareholders will receive  information about the new subadvisor within 90 days of the change.  The Order allows the Funds  greater  flexibility,  enabling them to operate more  efficiently.  Although  GFWM  monitors  each  subadvisor's performance,  there is no  certainty  that any  subadvisor  or Fund will  obtain favorable results at any given time.

GFWM performs the following oversight and evaluation services to each subadvised
Fund:

o    initial due diligence on prospective Fund subadvisors;
o    monitoring subadvisor performance,  including ongoing analysis and periodic consultations;
o    communicating  performance  expectations and evaluations to the subadvisors
     and
o    making   recommendations  to  the  Board  of  Trustees  regarding  renewal, modification or termination of a subadvisor's contract.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each  Fund   posts  onto  the   Trust's   internet   site   ([www.genworth.com])
substantially  all of its  securities  holdings  as of the end of each  calendar quarter.  Such portfolio holdings are available no earlier than 60 calendar days after the end of the calendar quarter, and remain available on the internet site until the Fund files its next quarterly  portfolio holdings report on Form N-CSR or Form N-Q with the SEC. A description  of the Funds'  policies and  procedures regarding  the release of  portfolio  holdings  information  is available in the
Funds' SAI.

FINANCIAL HIGHLIGHTS

No financial  information  is presented  for the Funds because the Funds had not commenced operations as of the date of this prospectus.

                                    APPENDIX
KEY TERMS

In an effort to help you better  understand the many concepts involved in making an investment decision, we have defined the following terms:

Asset-backed  securities  - fixed income  securities  issued by a trust or other legal  entity  established  for the  purpose of issuing  securities  and holding certain assets,  such as credit card receivables or auto leases,  which pay down over time and generate sufficient cash to pay holders of the securities.

Common stock - securities representing shares of ownership of a corporation.

Convertible  securities  - debt  securities  or  preferred  stocks  that  may be converted  into common  stock.  While a  convertible  security is a fixed income security that typically pays interest or dividend income,  its market value also tends to  correspond  to market  changes in the value of the  underlying  common stock.

Corporate bonds - debt securities issued by corporate issuers,  as distinct from
fixed   income   securities   issued  by  a   government   or  its  agencies  or
instrumentalities.

Depositary  Receipts  - U.S.  securities  that  represent  ownership  of  equity securities of a publicly traded, non-U.S. company.  Depositary Receipts trade on
U.S. stock exchanges as well as on many European stock exchanges.

Derivatives - contracts or investments  with values based on the  performance of an underlying financial asset, index or economic measure.

Duration  - related in part to the  remaining  time  until  maturity  of a bond, duration is a measure of how much the price of a bond would change compared to a change in market  interest rates. A bond's value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging  market  countries - developing  and low or middle income  countries as identified by the International  Finance Corporation or the World Bank. Emerging
market  countries may be found in regions such as Asia,  Latin America,  Eastern
Europe, the Middle East and Africa.

Equity  securities  -  securities,  including  common  stock,  preferred  stock, securities  convertible  into common stock or securities (or other  investments)
with prices linked to the value of common stocks,  foreign  investment  funds or trusts and  depositary  receipts  that  represent an  ownership  interest in the issuer.

Fixed income securities - securities, including bonds and other debt securities, that  represent an obligation by the issuer to pay a specified  rate of interest or dividend at specified times.

Foreign securities - equity,  debt or derivative  securities that are determined by a Fund's  subadvisor to be "foreign  securities" on the basis of the issuer's domicile,  its principal place of business,  its primary stock exchange listing, the source of its revenues or other factors.

Growth style - a style of investing in equity  securities of companies  that the
Fund's subadvisor believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

High yield bonds - fixed income  securities  rated below  investment grade by an
NRSRO (including  Moody's and Standard and Poor's),  or unrated  securities that the Fund's subadvisor believes are of comparable quality.  These bonds are often referred to as "junk bonds." They  generally  offer  investors  higher  interest rates as a way to help  compensate  for the fact that the  issuer is at  greater risk of default.

Investment grade - the four highest rating  categories of nationally  recognized statistical rating agencies, including Moody's, Standard & Poor's and Fitch.

Market capitalization - a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Maturity - the time at which the  principal  amount of a bond is scheduled to be returned to investors.

Mortgage-backed  securities - fixed income  securities  that give the holder the right to receive a portion of principal and/or interest  payments made on a pool of residential or commercial  mortgage loans, which in some cases are guaranteed by government agencies.

Real Estate Investment Trust (REIT) - a company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse  array of real estate,  such as shopping  centers,  medical  facilities, nursing homes, office buildings, apartment complexes,  industrial warehouses and hotels.  Some REITs take ownership  positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains
(or losses) as properties are sold at a profit (or loss). Other REITs specialize in  lending  money  to  building  developers.  Still  other  REITs  engage  in a combination of ownership and lending.

Total return - investment  return that  reflects  both capital  appreciation  or depreciation (increase or decrease in the market value of a security) and income
(i.e., interest or dividends).

U.S.  government  securities - debt  securities  issued and/or  guaranteed as to principal  and interest by the U.S.  government  that are  supported by the full faith and credit of the United States.

U.S.  government agency securities - debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored
enterprises  and  U.S.   government   instrumentalities   that  are  not  direct
obligations  of the United States.  Such  securities may not be supported by the full faith and credit of the United States.

Value  style - a style  of  investing  in  equity  securities  that  the  Fund's subadvisor  believes  are  undervalued,  which means that their stock prices are less than the subadvisor  believes they are intrinsically  worth,  based on such factors as price-to-book ratio, price-to-earnings ratio and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines,  or experiencing poor operating  conditions that the Fund's subadvisor believes to be temporary.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

Asset-Backed Securities - like traditional fixed income securities, the value of asset-backed  securities  typically  increases  when  interest  rates  fall  and decreases when interest rates rise. Certain asset-backed  securities may also be subject to the risk of  prepayment.  In a period of  declining  interest  rates, borrowers  may pay what they owe on the  underlying  assets  more  quickly  than anticipated.  Prepayment  reduces the yield to maturity  and the average life of the asset-backed securities.  In addition, when a Fund reinvests the proceeds of a  prepayment,  it may  receive  a lower  interest  rate.  In a period of rising interest  rates,  prepayments  may occur at a slower  rate than  expected.  As a result,  the average maturity of a Fund's  portfolio may increase.  The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

Convertible  Securities - generally debt securities or preferred stocks that may be converted  into common stock.  Convertibles  typically pay current  income as either interest (debt security  convertibles) or dividends (preferred stocks). A convertible's  value usually reflects both the stream of current income payments and the value of the underlying  common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise,  the value of a convertible  usually falls.  Since it is convertible  into common stock,  the convertible also has the same types of market and issuer risk as the underlying common stock.

Corporate  Loans  -  commercial  banks  and  other  financial   institutions  or
institutional  investors make corporate  loans to companies that need capital to grow or  restructure.  Borrowers  generally  pay interest on corporate  loans at rates that change in response  to changes in market  interest  rates such as the
London  Interbank  Offered Rate (LIBOR) or the prime rates of U.S.  banks.  As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than  investments  that pay a fixed  rate of  interest.  However,  because  the  trading  market  for  certain corporate  loans may be less developed  than the secondary  market for bonds and notes,  a Fund may  experience  difficulties  in selling  its  corporate  loans.
Leading  financial  institutions  often  act as  agent  for a  broader  group of lenders,  generally  referred to as a syndicate.  The syndicate's agent arranges the corporate  loans,  holds  collateral  and accepts  payments of principal and interest.  If the agent develops financial problems,  a Fund may not recover its investment or recovery may be delayed.  By investing in a corporate loan, a Fund may become a member of the syndicate.

The  corporate  loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment  of these  obligations,  they do not  always do so. If they do provide collateral,  the value of the collateral may not completely cover the borrower's obligations at the time of a default.  If a borrower  files for protection  from its  creditors  under the U.S.  bankruptcy  laws,  these laws may limit a Fund's rights to its collateral.  In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy,  the holder of a corporate loan may not recover its  principal,  may  experience a long delay in recovering  its investment and may not receive interest during the delay.

Depositary  Receipts - certain Funds may invest in securities of foreign issuers in the  form of  depositary  receipts,  such  as  American  Depositary  Receipts
("ADRs"),  European  Depositary Receipts ("EDRs") and Global Depositary Receipts
("GDRs"),  which  typically  are  issued  by local  financial  institutions  and evidence ownership of the underlying securities.

Depositary  receipts  are  generally  subject to the same  risks as the  foreign securities  that they evidence or into which they may be  converted.  Depositary receipts  may or may not be jointly  sponsored  by the  underlying  issuer.  The issuers  of  unsponsored  depositary  receipts  are not  obligated  to  disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation  between such  information  and the market  value of the  depositary receipts.  Certain  depositary  receipts  are  not  listed  on an  exchange  and therefore may be considered to be illiquid securities.

Derivatives - a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative  because its value changes in relation to the  performance of an underlying  stock.  The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of
the  underlying   commodity  or  security.   Derivatives  present  the  risk  of
disproportionately  increased losses and/or reduced opportunities for gains when the  financial  asset to which the  derivative  is linked  changes in unexpected ways. Some risks of investing in derivatives include:

|X|  the  other  party  to the  derivatives  contract  may fail to  fulfill  its obligations;
|X|  their use may reduce liquidity and make a Fund harder to value,  especially in declining markets;
|X|  a Fund may suffer  disproportionately  heavy losses  relative to the amount invested and
|X|  changes in the value of  derivatives  may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Floating- and Variable-Rate Securities - a Fund may invest in securities that do
not  have  fixed  interest   rates.   Instead,   the  rates  change  over  time.
Floating-rate  securities  have  interest  rates  that  vary with  changes  to a specific measure, such as the Treasury bill rate.  Variable-rate securities have interest rates that change at preset times based on the specific  measure.  Some floating- and  variable-rate  securities may be callable by the issuer,  meaning that they can be paid off before  their  maturity  date and the  proceeds may be required  to be  invested  in lower  yielding  securities  that  reduce a Fund's
income.  Like  other  fixed  income  securities,   floating-  and  variable-rate
securities  are  subject  to  interest  rate risk.  A Fund will only  purchase a floating- or  variable-rate  security of the same quality as the debt securities it would otherwise purchase.

High Yield Bonds And Other  Lower-Rated  Securities -  investment  in high yield bonds  (often  referred  to as "junk  bonds") and other  lower-rated  securities involves  substantial  risk of  loss.  These  securities  are  considered  to be speculative  with respect to the issuer's  ability to pay interest and principal when due and are  susceptible  to  default  or  decline  in market  value due to adverse  economic and  business  developments.  The market  values of high yield securities tend to be very volatile,  and these  securities are less liquid than investment  grade debt  securities.  Therefore,  Funds that invest in high yield bonds are subject to the following risks:

|X|  increased  price  sensitivity  to  changing  interest  rates and to adverse economic and business developments;
|X|  greater risk of loss due to default or declining credit quality;
|X|  greater  likelihood that adverse  economic or company  specific events will make the issuer unable to make interest and/or principal  payments when due
     and
|X|  negative market sentiments  toward high-yield  securities may depress their price and liquidity.  If this occurs,  it may become  difficult to price or dispose of a particular security held by a Fund.

Mortgage-Backed  Securities - these fixed income securities  represent the right to receive a portion of principal  and/or  interest  payments  made on a pool of residential or commercial  mortgage loans.  When interest rates fall,  borrowers may  refinance  or  otherwise  repay  principal  on  their  loans  earlier  than scheduled.  When this happens, certain types of mortgage-backed  securities will be paid off more quickly  than  originally  anticipated  and a Fund will have to invest the  proceeds  in  securities  with lower  yields.  This risk is known as
"prepayment  risk." When interest rates rise,  certain types of  mortgage-backed securities  will be paid off more slowly  than  originally  anticipated  and the value of these securities will fall. This risk is known as "extension risk."

Because of prepayment risk and extension risk,  mortgage-backed securities react differently  to changes in interest  rates than other fixed  income  securities.
Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Preferred Stock - a class of stock that often pays dividends at a specified rate and has  preference  over common stock in dividend  payments and  liquidation of assets. Preferred stock may be convertible into common stock.

Real Estate  Investment Trusts (REITs) - Certain Funds may invest in real estate investment trusts ("REITs") and other real estate-related securities.  Investing in REITs involves the risks  associated with direct ownership of real estate and with the real estate industry in general.  These risks include possible declines in the value of real estate,  possible lack of  availability  of mortgage funds, and  unexpected  vacancies  of  properties.  REITs  that  invest in real  estate mortgages are subject to prepayment risk.

Repurchase Agreements - each Fund may make a short-term loan to a qualified bank or  broker-dealer.  The Fund buys  securities  that the seller has agreed to buy back at a specified time and at a set price that includes  interest.  There is a risk  that the  seller  will be unable  to buy back the  securities  at the time required and the Fund could experience delays in recovering amounts owed to it.

TIPS Bonds - TIPS ("Treasury  Inflation Protected  Securities") are fixed income securities  issued by the U.S.  Treasury that are designed to provide  inflation protection to investors.  TIPS are income-generating  instruments whose interest and principal  payments are adjusted for  inflation.  The inflation  adjustment, which is  typically  applied  monthly to the  principal  of the bond,  follows a designated  inflation  index,  such as the Consumer  Price Index. A fixed coupon rate is applied to the inflation-adjusted  principal so that as inflation rises, both the principal  value and the interest  payments  increase.  Because of this inflation  adjustment  feature,  inflation-protected  bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against  inflation,  in the event of deflation,  in which prices decline over time,  the principal and income of  inflation-protected  bonds would likely decline in price, resulting in losses to a Fund.

U.S.  Government  Securities and U.S.  Government Agency Securities - a Fund may
invest in U.S.  government  securities that includes  Treasury bills,  notes and bonds issued or guaranteed by the U.S. government.  Because these securities are backed by the full faith and credit of the U.S. government,  they present little credit risk. However, the U.S. government does not guarantee the market value of its securities,  and interest rate changes,  prepayment  rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

|X|  the Federal Housing Administration, the Farmers Home Administration and the
     Government   National  Mortgage   Association  ("GNMA  "),  including  GNMA
     pass-through certificates;
|X|  the Federal Home Loan Banks;
|X|  the Federal National Mortgage Association ("FNMA ");
|X|  the Federal Home Loan Mortgage Corporation ("FHLMC ") and
|X|  the Federal Farm Credit Banks.

Unlike U.S.  government  securities,  U.S.  government  agency  securities  have different  levels of  credit  support  from the  government.  GNMA  pass-through mortgage  certificates  are  backed  by the full  faith  and  credit of the U.S.
government.  While FNMA,  FHLMC and the Federal Home Loan Banks are chartered by
Acts  of  Congress,  their  securities  are  backed  only by the  credit  of the respective  instrumentality  and  are  not  issued  or  guaranteed  by the  U.S.
government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and  performance of a Fund are not guaranteed.

Warrants - equity  securities that give the holder the right to buy common stock at a specified  price for a specified  period of time.  Warrants are  considered speculative and have no value if they are not exercised  before their expiration date.

Zero Coupon  Bonds - these  securities  pay no  interest  during the life of the security,  and are issued by a wide variety of governmental  issuers. They often are sold at a deep  discount.  Zero coupon bonds may be subject to greater price changes as a result of  changing  interest  rates  than bonds that make  regular interest  payments;  their value  tends to grow more  during  periods of falling interest  rates and,  conversely,  tends to fall more  during  periods of rising interest  rates.  Although not traded on a national  securities  exchange,  zero coupon  bonds are  widely  traded by brokers  and  dealers,  and are  considered liquid.

ADDITIONAL INFORMATION ABOUT RISKS

Borrowing and Leverage  Risk - When a Fund borrows money or otherwise  leverages its portfolio,  the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded. A Fund takes on leveraging risk when it borrows money to meet redemption requests, invests collateral from securities loans or uses reverse repurchase  agreements,  dollar rolls,  futures,  swaps or other  derivatives.  A Fund also may be subject to borrowing  and leverage  risk when it  purchases  securities  on a  when-issued,  delayed  delivery or forward commitment  basis.  Leverage  tends to exaggerate  the effect of any increase or decrease in the value of a Fund's holdings. The use of leverage also may cause a
Fund to liquidate  positions when it may not be advantageous to do so to satisfy its obligations or meet asset segregation requirements.

Call Risk - the risk that an issuer will  exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances,  the Fund may be unable to recoup all of its  initial  investment and will also suffer from having to reinvest in lower yielding securities.

Credit  Risk - a Fund has the risk  that the  issuer  will be  unable to pay the interest or  principal  when due.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer's  credit  rating  can  also  adversely  affect  the  value  of a  Fund's investments.

High-yield bonds and other lower-rated  securities are generally more exposed to credit risk than investment  grade  securities.  Securities rated below Baa/BBB, commonly  known  as  junk  bonds  or high  yield  securities,  have  speculative characteristics. Accordingly, there is a greater possibility that the issuers of these securities may be unable to make timely payments of interest and principal and thus default.  These  securities  typically  entail greater  potential price volatility  and may  also  be more  susceptible  to  real or  perceived  adverse economic and competitive industry conditions than higher-rated securities. These securities may be less liquid than higher-rated  securities,  which means a Fund may have  difficulty  selling  them at  times,  and may have to apply a  greater degree of judgment in establishing a price.  When a Fund buys lower-rated  debt, the  achievement of its goals depends more on the  subadvisors'  credit analysis than would be the case if the Fund were buying  investment  grade debt.  Unrated securities of comparable quality share these risks.

Currency Risk - securities in which a Fund invests may be  denominated or quoted in currencies other than the U.S. dollar.  Changes in foreign currency  exchange rates affect the value of a Fund's  portfolio.  Generally,  when the U.S. dollar rises in value  against a  foreign  currency,  a  security  denominated  in that currency  loses  value  because  the  currency  is  worth  fewer  U.S.  dollars.
Conversely,  when the U.S. dollar decreases in value against a foreign currency, a security  denominated  in that  currency  gains value  because the currency is worth more U.S. dollars.

Derivatives  Risk - Certain Funds may engage in a variety of transactions  using
"derivatives,"  such as futures,  options,  warrants and swaps.  Derivatives are financial instruments whose value depends upon, or is derived from, the value of something  else,  such  as  one  or  more  underlying  investments,  indexes  or currencies. Derivatives may be traded on organized exchanges, or in individually
negotiated    transactions    with   other   parties   (these   are   known   as
"over-the-counter" derivatives). A Fund may use derivatives both for hedging and non-hedging  purposes,  including  for purposes of enhancing  returns.  Although certain  subadvisors  have the flexibility to make use of derivatives,  they may choose  not to for a  variety  of  reasons,  even  under  very  volatile  market conditions.

Derivatives  involve  special  risks and  costs and may  result in losses to the
Fund. The successful use of derivatives requires sophisticated management,  and, to the extent that  derivatives are used, a Fund will depend on the subadvisor's
ability  to  analyze  and  manage  derivatives   transactions.   The  prices  of
derivatives  may  move  in  unexpected  ways,   especially  in  abnormal  market
conditions.  Some  derivatives  are  leveraged  and  therefore  may  magnify  or otherwise increase investment losses to a Fund.

Other risks arise from the potential  inability to terminate or sell derivatives positions.  A  liquid  secondary  market  may  not  always  exist  for a  Fund's derivatives  positions at any time. In fact,  many  over-the-counter  derivative instruments  will not have liquidity  beyond the counterparty to the instrument.
Over-the-counter  derivative  instruments  also  involve the risk that the other party will not meet its  obligations to the Fund.  Swap  agreements will tend to shift a Fund's investment  exposure from one type of investment to another.  For example, if a Fund agrees to exchange payments in U.S. dollars for payments in a
non-U.S. currency, the swap agreement would tend to decrease the Fund's exposure to U.S.  interest  rates and increase its exposure to the non-U.S.  currency and related interest rates.

If a Fund sells  protection on credit  default swaps  relating to corporate debt securities,  the Fund would be  required  to pay the par (or other  agreed-upon)
value of a  referenced  debt  security  to the  counterparty  in the  event of a default by a third  party,  the  corporate  debt  security  issuer,  on the debt security.  In return,  the Fund would receive from the  counterparty  a periodic stream  of  payments  over the term of the  contract  provided  that no event of default had occurred. If no default occurred,  the Fund would keep the stream of payments and would have no payment  obligations.  As the seller,  the Fund would effectively  add  leverage  to its  portfolio  because,  in  addition to its net assets, the Fund would be subject to investment  exposure on the notional amount of the swap.

Emerging  Markets  Risk - the risks of  foreign  investments  are  usually  much greater for emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets are riskier because they develop unevenly and may never fully  develop.  They are more  likely to  experience  hyperinflation  and currency  devaluations,  which adversely  affect returns to U.S.  investors.  In addition,  the  securities  markets  in many of these  countries  have far lower trading volumes and less liquidity than developed  markets.  Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the  actions  of a few  large  investors.  Many  emerging  markets  also have histories  of political  instability  and abrupt  changes in  policies.  Certain emerging  markets may also face other  significant  internal or external  risks, including the risk of war, and ethnic, religious and racial conflicts.

Foreign  Government  Debt  Securities  Risk - a  government  entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative  size of its debt  position to its economy or failure to put into place economic  reforms required by the  International  Monetary Fund. If a government entity  defaults,  it generally will ask for more time to pay or request further loans.  There  is no  bankruptcy  proceeding  by  which  all or part of the debt securities that a government entity has not repaid may be collected.

Foreign  Custody Risk - a Fund that invests in foreign  securities may hold such securities and cash in foreign banks and securities  depositories.  Some foreign banks  and  securities  depositories  may be  recently  organized  or new to the foreign  custody  business.  In addition,  there may be limited or no regulatory oversight over their  operations.  Also,  the laws of certain  countries may put limits on a Fund's  ability to recover its assets if a foreign bank,  depository or issuer of a security,  or any of their agents, goes bankrupt. In addition, it is often more  expensive for a Fund to buy, sell and hold  securities in certain foreign markets than in the United States. The increased expense of investing in foreign  markets  reduces  the  amount a Fund can  earn on its  investments  and typically  results in a higher operating expense ratio for a Fund holding assets outside the United States.

Foreign Securities Risk - certain Funds may invest in foreign securities,  which may be more  volatile,  harder to price and less  liquid  than U.S.  securities.
Foreign investments involve some of the following risks as well:

|X|  political and economic instability;
|X|  the impact of currency exchange rate fluctuations;
|X|  reduced information about issuers;
|X|  higher transaction costs;
|X|  less stringent regulatory and accounting standards and
|X|  delayed setlement.

Additional  risks  include the  possibility  that a foreign  jurisdiction  might impose or increase  withholding  taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign  deposits  (in which a Fund could  lose its  entire  investment  in a certain market) and the possible adoption of foreign  governmental  restrictions such as  exchange  controls.  To the  extent a Fund  invests in  countries  with emerging  markets,  the  foreign  securities  risks are  magnified  since  these countries  often have unstable  governments,  more volatile  currencies and less established markets.

Inflation Risk - is the risk that prices of existing fixed rate debt  securities will decline due to inflation or the threat of inflation.  Inflation reduces the purchasing  power of any income produced by these  securities,  which in turn is worth less when prices for goods and services rise.  Further,  to compensate for this loss of purchasing power, the securities trade at lower prices.

Interest Rate Risk - prices of fixed income securities  generally  increase when interest  rates  decline and decrease when interest  rates  increase.  Prices of longer term  securities  generally  change  more in  response  to interest  rate changes than prices of shorter term  securities.  To the extent a Fund invests a substantial  portion of its assets in fixed income  securities  with longer term maturities,  rising interest rates may cause the value of the Fund's investments to decline significantly.

Certain  securities  pay interest at variable or floating  rates.  Variable rate securities  reset at specified  intervals,  while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the  security.  However,  some  securities  do not  track the  underlying  index directly,  but reset  based on formulas  that can  produce an effect  similar to leveraging;  others may also provide for interest  payments that vary  inversely with  market  rates.  The  market  prices  of  these  securities  may  fluctuate significantly when interest rates change.

Market Risk - a Fund could lose value if the  individual  securities in which it has invested  and/or the overall  stock or bond markets on which the  securities trade decline in price.  Securities markets may experience short-term volatility
(price  fluctuation)  as well as  extended  periods  of price  decline or little growth. Individual securities are affected by many factors, including:

|X|  corporate earnings;
|X|  changes in interest rates;
|X|  production;
|X|  management;
|X|  sales and
|X|  market trends,  including  investor  demand for a particular type of stock, such as  growth or value  stocks,  small- or  large-cap  stocks,  or stocks within a particular industry.

Securities  markets are affected by numerous factors,  including interest rates, the  outlook  for  corporate  profits,  the  health  of the  national  and world economies,  national and world social and political events,  and the fluctuation of other securities markets around the world.

Repayment Risk - A country may be unable to pay its external debt obligations in the as they are due.  Repayment  risk factors may include but are not limited to high  foreign  debt as a  percentage  of GDP,  high  foreign  debt  service as a percentage  of  exports,  low  foreign  exchange  reserves  as a  percentage  of short-term debt or exports, and an unsustainable exchange rate structure.

Selection  Risk - each  Fund's  portfolio  manager  may select  securities  that underperform the stock market,  the Fund's benchmark or other funds with similar investment objectives and strategies.

Small and Mid Capitalization Risk - a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall.  Small-cap  and mid-cap  companies  may have limited  product  lines or markets, be less financially secure than larger companies,  or depend on a small number  of  key  personnel.  If  adverse  developments  occur,  such  as  due to management  changes or product failure,  a Fund's  investment in securities of a small-cap or mid-cap company may lose substantial value.  Investing in small-cap and  mid-cap  companies  requires a longer term  investment  view and may not be appropriate for all investors.

U.S.  Government Agency Securities Risk - The risk that the U.S. government will not provide financial support to U.S. government agencies,  instrumentalities or sponsored  enterprises  if it is not  obligated to do so by law.  Although  many types of U.S. Government  Securities may be purchased by the Fund, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home
Loan  Mortgage  Corporation  ("Freddie  Mac") and Federal Home Loan Banks may be
chartered or sponsored by Acts of Congress,  their securities are neither issued nor guaranteed by the United States Treasury and,  therefore,  are not backed by the full faith and credit of the United States. The maximum potential  liability of the issuers of some U.S.  government  securities held by the Fund may greatly exceed their current resources,  including their legal right to support from the
U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

For More Information

You may obtain the following and other information on the Funds free of charge:

     Statement of Additional Information dated [insert date]:
     The SAI of the Funds  provides more details about each Fund's  policies and
     management.   The  Funds'  SAI  is  incorporated  by  reference  into  this prospectus.

     Annual and Semiannual Reports:
     The annual and  semi-annual  reports for each Fund  provide the most recent
     financial  reports  and  portfolio  holdings.   As  of  the  date  of  this
     prospectus,  annual  and  semi-annual  reports  for the  Funds  are not yet available because the Funds had not commenced  operations until the date of this prospectus.  The annual report will contain a discussion of the market conditions and investment  strategies that affected each Fund's performance during the prior fiscal year.

To obtain a document  free of charge,  call [insert toll free number] or contact your variable  insurance  provider.  [State whether  prospectus and statement of additional information will be available on the Funds' or Genworth's website.]

Information from the Securities and Exchange Commission ("SEC")

You may review and obtain copies of the Funds'  information  (including the SAI)
at the SEC Public Reference Room in Washington,  D.C. Please call 1-202-551-8090 for information  relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the
SEC's  Internet site at  http://www.sec.gov.  Copies of the  information  may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov,  or by writing the Public Reference Section,
Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-[_____]

                       STATEMENT OF ADDITIONAL INFORMATION

                               _____________, 2008

                        GENWORTH VARIABLE INSURANCE TRUST

Genworth Calamos Growth Fund
Genworth Columbia Mid Cap Value Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason Aggressive Growth Fund
Genworth PIMCO Low Duration Fund
Genworth PIMCO StocksPlus Fund
Genworth Putnam International Capital Opportunities Fund
Genworth Thornburg International Value Fund
Genworth Western Asset Management Core Plus Fixed Income Fund

     Genworth  Variable  Insurance  Trust (the  "Trust"),  a Delaware  statutory trust,  is  a  registered  open-end,  management  investment  company  currently consisting  of 10 series.  This  Statement  of  Additional  Information  ("SAI")
relates  to the  series of the  Trust  (each,  a "Fund"  and  collectively,  the
"Funds") listed above.

     This SAI is not a prospectus but this  Statement of Additional  Information is  incorporated  by reference into the  Prospectus  for the Funds.  It contains information  in  addition  to and  more  detailed  than  that  set  forth in the
Prospectus  for the Funds  and  should be read in  conjunction  with the  Funds'
Prospectus dated ___________.

     Terms not  defined in this SAI have the  meanings  assigned  to them in the
Prospectus.  The Prospectus may be obtained from the Trust, [insert address], or by calling toll free [insert number].

                                                                   PAGE
TABLE OF CONTENTS
General Information and History....................................[__]
Additional Information on Portfolio
Instruments and Investment Policies................................[__]
Investment Restrictions............................................[__]
Major Shareholders.................................................[__]
Disclosure of Portfolio Holdings...................................[__]
Trustees and Officers of the Trust.................................[__]
Investment Advisory and Other Services.............................[__]
Brokerage Allocations..............................................[__]
Purchases, Redemptions and Pricing of Shares.......................[__]
Additional Information.............................................[__]
Tax Status.........................................................[__]
Other Tax Consequences.............................................[__]
Tax Consequences to Shareholders...................................[__]
Financial Statements...............................................[__]

                         GENERAL INFORMATION AND HISTORY

                         Genworth  Variable   Insurance  Trust  is  an  open-end
                    management  investment  company  organized under the laws of
                    Delaware by an Agreement  and  Declaration  of Trust,  dated
                    June 5,  2008.  The  Trust  currently  offers  shares  in 10 separate series, each with its own investment objective.

     Each of the  Funds  is a  diversified  fund as  defined  in the  Investment
Company Act of 1940, as amended (the "1940 Act").

     ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

     The  Funds  invest  in a  variety  of  securities  and  employ a number  of investment  techniques,  which involve certain risks.  The  Prospectuses for the
Funds highlight the principal investment  strategies,  investment techniques and risks. The SAI contains additional  information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth permissible  investments  and  techniques  for each of the Funds.  An "X" in the table  indicates  that  the Fund  may  invest  in or  follow  the  corresponding instrument or technique.  An empty space indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

----------------------------------------------------------------------------------------------------------
                                        Genworth     Genworth                    Genworth      Genworth
                                        Calamos      Columbia      Genworth        Eaton      Legg Mason
                                       Growth Fund     Mid Cap      Davis NY        Vance      Aggressive
                                                     Value Fund      Venture      Large Cap    Growth Fund
TYPE OF INVESTMENT OR TECHNIQUE                                       Fund       Value Fund
----------------------------------------------------------------------------------------------------------
Asset-backed securities                   X               X                           X
----------------------------------------------------------------------------------------------------------
Bank and/or savings and loan obligations                  X                                         X
---------------------------------------------------------------------------------------------------------
Borrowing money(1)                        X               X             X             X             X
---------------------------------------------------------------------------------------------------------
Collateralized mortgage obligations       X               X             X             X
---------------------------------------------------------------------------------------------------------
Commercial paper/short term investments   X               X                           X             X
---------------------------------------------------------------------------------------------------------
Convertible securities                    X               X             X             X             X
---------------------------------------------------------------------------------------------------------
Corporate debt securities                                 X                                         X
---------------------------------------------------------------------------------------------------------
Credit default swaps
---------------------------------------------------------------------------------------------------------
Custodial receipts
---------------------------------------------------------------------------------------------------------
Deferred payment securities                                           X
---------------------------------------------------------------------------------------------------------
Depositary receipts                       X               X             X             X             X
---------------------------------------------------------------------------------------------------------
Derivatives                               X               X             X             X             X
---------------------------------------------------------------------------------------------------------
Equity linked securities                                  X             X
---------------------------------------------------------------------------------------------------------
Extendable commercial notes                               X
---------------------------------------------------------------------------------------------------------
Floating and variable rate securities                     X
---------------------------------------------------------------------------------------------------------
Foreign commercial paper (denominated                     X
 in U.S.$)
---------------------------------------------------------------------------------------------------------
Foreign currencies                        X               X             X             X             X
---------------------------------------------------------------------------------------------------------
Foreign securities                        X               X             X             X             X
---------------------------------------------------------------------------------------------------------
Forward currency contracts                X               X             X             X             X
---------------------------------------------------------------------------------------------------------
Futures contracts                         X               X             X             X             X
---------------------------------------------------------------------------------------------------------
Guaranteed investment contracts                           X
--------------------------------------------------------------------------------------------------------
Illiquid securities(1)                    X               X             X             X             X
---------------------------------------------------------------------------------------------------------
Indexed and linked securities                             X             X
---------------------------------------------------------------------------------------------------------
Inflation indexed bonds                   X
---------------------------------------------------------------------------------------------------------
Investment companies(1)                   X               X             X             X             X
---------------------------------------------------------------------------------------------------------
Lending portfolio securities              X               X             X             X             X
---------------------------------------------------------------------------------------------------------
Loan participations and assignments       X
---------------------------------------------------------------------------------------------------------
Long-term debt                            X               X             X             X
---------------------------------------------------------------------------------------------------------
Long-term debt when originally issued
 but with 397 days or less remaining      X               X             X             X
 to maturity
---------------------------------------------------------------------------------------------------------
Master limited partnerships                               X
---------------------------------------------------------------------------------------------------------
Money market instruments                  X               X             X             X             X
---------------------------------------------------------------------------------------------------------
Mortgage-backed securities                X               X             X             X
---------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                     X               X
---------------------------------------------------------------------------------------------------------
Municipal securities                      X
---------------------------------------------------------------------------------------------------------
Non-investment grade debt                 X               X             X
---------------------------------------------------------------------------------------------------------
Obligations to supranational agencies                     X
---------------------------------------------------------------------------------------------------------
Options on futures contracts              X               X             X             X             X
---------------------------------------------------------------------------------------------------------
Participation interests                                   X
---------------------------------------------------------------------------------------------------------
Pay-in-kind bonds                                         X             X
---------------------------------------------------------------------------------------------------------
Preferred stocks                          X               X             X             X             X
---------------------------------------------------------------------------------------------------------
Private placement and other restricted    X               X             X             X             X
 securities
---------------------------------------------------------------------------------------------------------
Real estate investment trusts (REITs)                     X             X             X
---------------------------------------------------------------------------------------------------------
Repurchase agreements                     X               X             X             X             X
---------------------------------------------------------------------------------------------------------
Reverse repurchase agreements             X               X
---------------------------------------------------------------------------------------------------------
Securities from developing                                X             X                           X
 countries/emerging markets
---------------------------------------------------------------------------------------------------------
Short sales                               X               X             X             X
---------------------------------------------------------------------------------------------------------
Short-term debt                           X               X             X             X             X
---------------------------------------------------------------------------------------------------------
Small company stocks                                      X             X                           X
---------------------------------------------------------------------------------------------------------
Sovereign debt (foreign) (denominated                     X
in  U.S.$)
---------------------------------------------------------------------------------------------------------
Special situation companies                                           X
---------------------------------------------------------------------------------------------------------
Standby commitment agreements
---------------------------------------------------------------------------------------------------------
Stock options and stock index options                     X                                         X
---------------------------------------------------------------------------------------------------------
Stripped mortgage securities              X               X
---------------------------------------------------------------------------------------------------------
Structured products                       X               X
---------------------------------------------------------------------------------------------------------
Swap agreements                           X               X             X             X
---------------------------------------------------------------------------------------------------------
Synthetic foreign equity securities       X
---------------------------------------------------------------------------------------------------------
U.S. common stocks                        X               X             X             X             X
---------------------------------------------------------------------------------------------------------
U.S. government securities                X               X             X                           X
---------------------------------------------------------------------------------------------------------
Warrants                                  X               X             X             X             X
---------------------------------------------------------------------------------------------------------
When-issued/delayed-delivery securities   X               X             X             X
---------------------------------------------------------------------------------------------------------
Zero coupon securities                                    X             X
---------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
  TYPE OF INVESTMENT OR TECHNIQUE        Genworth       Genworth    Genworth Putnam     Genworth       Genworth
                                        PIMCO Low        PIMCO      International       Thornburg       Western
                                       Duration Fund   StockPlus      Capital          International   Asset Core
                                                        Fund       Opportunities       Value Fund      Plus Bond
                                                                                                         Fund
------------------------------------------------------------------------------------------------------------------
Asset-backed securities                     X              X               X                X              X
------------------------------------------------------------------------------------------------------------------
Bank and/or savings and loan                X              X               X
 obligations

------------------------------------------------------------------------------------------------------------------
Borrowing money(1)                          X              X               X                X              X
------------------------------------------------------------------------------------------------------------------
Collateralized mortgage obligations                        X               X                X              X
------------------------------------------------------------------------------------------------------------------
Commercial paper/short term                                X               X                X              X
 investments
------------------------------------------------------------------------------------------------------------------
Convertible securities                      X              X               X                X              X
------------------------------------------------------------------------------------------------------------------
Corporate debt securities                   X              X
------------------------------------------------------------------------------------------------------------------
Guaranteed investment contracts
------------------------------------------------------------------------------------------------------------------
Credit default swaps
------------------------------------------------------------------------------------------------------------------
Custodial receipts                          X              X
------------------------------------------------------------------------------------------------------------------
Deferred payment securities
------------------------------------------------------------------------------------------------------------------
Depositary receipts                                                        X                X              X
------------------------------------------------------------------------------------------------------------------
Derivatives                                                X               X                               X
------------------------------------------------------------------------------------------------------------------
Equity linked securities
------------------------------------------------------------------------------------------------------------------
Extendable commercial notes
------------------------------------------------------------------------------------------------------------------
Floating and variable rate                  X              X               X                               X
 securities
------------------------------------------------------------------------------------------------------------------
Foreign commercial paper                    X              X
 (denominated in U.S.$)
------------------------------------------------------------------------------------------------------------------
Foreign currencies                          X              X               X                X              X
------------------------------------------------------------------------------------------------------------------
Foreign securities                          X              X               X                X              X
------------------------------------------------------------------------------------------------------------------
Forward currency contracts                  X              X               X                X              X
------------------------------------------------------------------------------------------------------------------
Futures contracts                                          X               X                X              X
------------------------------------------------------------------------------------------------------------------
Illiquid securities(1)                      X              X               X              X(2)             X
------------------------------------------------------------------------------------------------------------------
Indexed and linked securities                              X               X                X              X
------------------------------------------------------------------------------------------------------------------
Inflation indexed bonds                     X              X
------------------------------------------------------------------------------------------------------------------
Investment companies(1)                                                    X                X              X
------------------------------------------------------------------------------------------------------------------
Lending portfolio securities                X              X               X                X              X
------------------------------------------------------------------------------------------------------------------
Loan participations and assignments                        X               X                               X
------------------------------------------------------------------------------------------------------------------
Long-term debt                              X                              X                X              X
------------------------------------------------------------------------------------------------------------------
Long-term debt when originally
 issued but with 397 days or less           X                              X                X              X
 remaining to maturity
------------------------------------------------------------------------------------------------------------------
Master limited partnerships
------------------------------------------------------------------------------------------------------------------
Money market instruments                                                   X
------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities                  X              X               X                X              X
------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                       X              X               X
------------------------------------------------------------------------------------------------------------------
Municipal securities                        X              X               X                               X
------------------------------------------------------------------------------------------------------------------
Non-investment grade debt                   X              X               X                X              X
------------------------------------------------------------------------------------------------------------------
Obligations to supranational                               X
 agencies
------------------------------------------------------------------------------------------------------------------
Options on futures contracts                               X               X                X              X
------------------------------------------------------------------------------------------------------------------
Participation interests                     X
------------------------------------------------------------------------------------------------------------------
Pay-in-kind bonds                                                          X                               X
------------------------------------------------------------------------------------------------------------------
Preferred stocks                            X              X               X                X              X
------------------------------------------------------------------------------------------------------------------
Private placement and other                                X
 restricted securities
------------------------------------------------------------------------------------------------------------------
Real estate investment trusts                              X               X                X              X
 (REITs)
------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                      X               X                X              X
------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements               X              X                                X              X
------------------------------------------------------------------------------------------------------------------
Securities from developing                                 X               X                X              X
 countries/emerging markets
------------------------------------------------------------------------------------------------------------------
Short sales                                 X              X               X                X
------------------------------------------------------------------------------------------------------------------
Short-term debt                             X              X               X                X              X
------------------------------------------------------------------------------------------------------------------
Small company stocks                                       X               X                X
------------------------------------------------------------------------------------------------------------------
Sovereign debt (foreign)                    X              X                                X              X
 (denominated in U.S.$)
------------------------------------------------------------------------------------------------------------------
Special situation companies                                                X
------------------------------------------------------------------------------------------------------------------
Standby commitment agreements                                              X
------------------------------------------------------------------------------------------------------------------
Stock options and stock index                              X
  options
------------------------------------------------------------------------------------------------------------------
Stripped mortgage securities                X              X                                X              X
------------------------------------------------------------------------------------------------------------------
Structured products                                        X               X                X              X
------------------------------------------------------------------------------------------------------------------
Swap agreements                             X              X               X                X
------------------------------------------------------------------------------------------------------------------
Synthetic foreign equity securities
------------------------------------------------------------------------------------------------------------------
U.S. common stocks                          X              X               X                X              X
------------------------------------------------------------------------------------------------------------------
U.S. government securities                  X              X                                X              X
------------------------------------------------------------------------------------------------------------------
Warrants                                    X              X               X                X              X
------------------------------------------------------------------------------------------------------------------
When-issued/delayed-delivery                X              X
securities
------------------------------------------------------------------------------------------------------------------
Zero coupon securities                                     X               X                X              X
------------------------------------------------------------------------------------------------------------------

(1)  As permitted by the 1940 Act.

(2)  The Fund does not  currently  intend to (a)  purchase  securities  of other investment companies,  except in the open market where no commission except the  ordinary  brokers  commission  is  paid,  or (b)  purchase  or  retain securities issued by other open-end investment companies.

BANK OBLIGATIONS

     Bank  obligations  that may be purchased by a Fund include  certificates of deposit,  bankers' acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either  interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower,  usually in connection with an international commercial transaction.
The  borrower  is  liable  for  payment  as is the bank,  which  unconditionally guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are  obligations  of branches of U.S.  banks or foreign banks which are payable at a stated  maturity  date and bear a fixed rate of interest.  Although fixed time deposits do not have a market, there are no contractual  restrictions on the right to transfer a beneficial interest in the deposit to a third party.

     Bank  obligations  may be general  obligations of the parent bank or may be limited to the issuing  branch by the terms of the  specific  obligations  or by government  regulation.  Bank  obligations  may  be  issued  by  domestic  banks
(including  their  branches  located  outside the United  States),  domestic and foreign branches of foreign banks and savings and loan associations.

     Eurodollar  and  Yankee   Obligations.   Eurodollar  bank  obligations  are
dollar-denominated  certificates of deposit and time deposits issued outside the
U.S.  capital  markets by foreign  branches of U.S.  banks and by foreign banks.
Yankee bank obligations are  dollar-denominated  obligations  issued in the U.S.
capital markets by foreign banks.

     Eurodollar and Yankee bank  obligations  are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk.
Additionally,  Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain  sovereign  risks.  One such risk is the  possibility  that a sovereign  country might prevent capital,  in the form of dollars,  from flowing across  their  borders.  Other risks  include:  adverse  political  and economic developments;  the extent and  quality of  government  regulation  of  financial markets and institutions;  the imposition of foreign  withholding taxes, and the expropriation  or  nationalization  of foreign issues.  However,  Eurodollar and
Yankee bank  obligations held in a Fund will undergo the same credit analysis as domestic  issues  in which  the Fund  invests,  and will  have at least the same financial strength as the domestic issuers approved for the Fund.

BORROWING

     A Fund may borrow  money from  banks,  limited by each  Fund's  fundamental investment  restriction  (generally,  33 1/3% of its total assets (including the amount borrowed)),  including  borrowings for temporary or emergency purposes. A
Fund may engage in mortgage dollar roll and reverse repurchase  agreements which may be  considered  a form of  borrowing,  unless a Fund covers its  exposure by segregating or earmarking liquid assets.

BRADY BONDS

     Brady Bonds are debt  securities,  generally  denominated in U.S.  dollars, issued under the  framework of the Brady Plan.  The Brady Plan is an  initiative announced  by former  U.S.  Treasury  Secretary  Nicholas  F. Brady in 1989 as a
mechanism  for  debtor  nations  to  restructure  their   outstanding   external
commercial bank indebtedness. In restructuring its external debt under the Brady
Plan  framework,  a debtor nation  negotiates  with its existing bank lenders as
well  as  multinational   institutions  such  as  the  International   Bank  for
Reconstruction and Development (the "World Bank") and the International Monetary
Fund (the "IMF").  The Brady Plan framework,  as it has developed,  contemplates the  exchange of external  commercial  bank debt for newly issued bonds known as
"Brady  Bonds."  Brady  Bonds may also be issued in respect  of new money  being advanced by existing  lenders in  connection  with the debt  restructuring.  The
World Bank and/or the IMF support the  restructuring by providing funds pursuant to loan  agreements  or other  arrangements  that  enable the  debtor  nation to collateralize  the new Brady Bonds or to repurchase  outstanding  bank debt at a discount.  Under these  arrangements  with the World Bank and/or the IMF, debtor nations have been required to agree to the  implementation  of certain  domestic monetary and fiscal reforms.  Such reforms have included the  liberalization  of trade and foreign investment,  the privatization of state-owned  enterprises and the setting of targets for public  spending and  borrowing.  These  policies and programs seek to promote the debtor  country's  economic growth and development.
Investors  should  also  recognize  that the Brady Plan only sets forth  general guiding  principles for economic  reform and debt  reduction,  emphasizing  that solutions must be negotiated on a case-by-case  basis between debtor nations and their  creditors.  A Fund's  advisor or  subadvisor  may believe  that  economic reforms  undertaken by countries in connection  with the issuance of Brady Bonds may make the debt of  countries  which have  issued or have  announced  plans to issue Brady Bonds an attractive  opportunity for investment.  However, there can be no assurance that the advisor or the subadvisor's  expectations  with respect to Brady Bonds will be realized.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service  reduction through specific options negotiated by a debtor nation with its creditors.  As a result,  the financial packages offered by each country  differ.  The types of options have included the exchange of outstanding commercial  bank debt for bonds  issued at 100% of face value of such debt which carry a  below-market  stated rate of interest  (generally  known as par bonds), bonds issued at a discount from the face value of such debt (generally  known as discount  bonds),  bonds bearing an interest rate which  increases over time and bonds issued in exchange for the  advancement of new money by existing  lenders.
Regardless  of the stated  face amount and stated  interest  rate of the various types  of Brady  Bonds,  the  applicable  Funds  will  purchase  Brady  Bonds in secondary  markets,  as  described  below,  in which  the price and yield to the investor reflect market  conditions at the time of purchase.  Certain  sovereign bonds are entitled to "value recovery payments" in certain circumstances,  which in effect  constitute  supplemental  interest  payments  but  generally  are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero  coupon  bonds with a maturity  equal to the final  maturity  of such Brady
Bonds. The U.S.  Treasury bonds purchased as collateral for such Brady Bonds are financed  by the IMF,  the  World  Bank and the  debtor  nations'  reserves.  In
addition,   interest   payments   on  certain   types  of  Brady  Bonds  may  be
collateralized  by cash or  high-grade  securities  in  amounts  that  typically represent  between 12 and 18 months of interest  accruals  on these  instruments with the balance of the interest accruals being uncollateralized. In an event of a default  with respect to  collateralized  Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations  held as  collateral  for  the  payment  of  principal  will  not be distributed  to investors,  nor will such  obligations  be sold and the proceeds distributed.  The  collateral  will  be  held  by the  collateral  agent  to the scheduled  maturity of the  defaulted  Brady  Bonds,  which will  continue to be outstanding,  at which  time the face  amount of the  collateral  will equal the principal  payments  that  would  have then  been due on the Brady  Bonds in the normal  course.  However,  in light of the residual risk of the Brady Bonds and, among other  factors,  the history of default  with respect to  commercial  bank loans  by  public  and  private  entities  of  countries  issuing  Brady  Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady
Bonds with no or limited  collateralization,  and for  payment of  interest  and
(except in the case of principal collateralized Brady Bonds) principal,  will be relying  primarily on the willingness  and ability of the foreign  government to make payment in accordance with the terms of the Brady Bonds.

CONVERTIBLE SECURITIES

     Convertible securities are bonds,  debentures,  notes, preferred stocks, or other  securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular  period of time at a  specified  price or  formula.  Convertible  securities  have  general characteristics  similar to both debt  obligations  and equity  securities.  The value  of a  convertible  security  is a  function  of  its  "investment  value"
(determined  by its yield in comparison  with the yields of other  securities of comparable maturity and quality that do not have a conversion privilege) and its
"conversion value" (the security's worth, at market value, if converted into the underlying  common  stock).  The investment  value of a convertible  security is influenced by changes in interest  rates,  the credit standing of the issuer and other factors.  The market value of convertible  securities  tends to decline as interest  rates  increase and,  conversely,  tends to increase as interest rates decline.  The  conversion  value of a convertible  security is determined by the market price of the  underlying  common stock.  The market value of  convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore  will react to  variations in the general  market for equity  securities.  If the  conversion  value is low relative to the investment value,  the price of the  convertible  security is governed  principally  by its investment value.  Generally,  the conversion value decreases as the convertible security approaches  maturity.  To the extent the market price of the underlying common  stock  approaches  or exceeds  the  conversion  price,  the price of the convertible security will be increasingly  influenced by its conversion value. A convertible  security generally will sell at a premium over its conversion value by the  extent  to which  investors  place  value on the  right to  acquire  the underlying  common  stock  while  holding  a fixed  income  security.  While  no securities  investments are without risk,  investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible  security  entitles the holder to receive  interest  normally paid or  accrued  on debt or the  dividend  paid on  preferred  stock  until the
convertible   security  matures  or  is  redeemed,   converted,   or  exchanged.
Convertible  securities  have  unique  investment  characteristics  in that they generally  (i) have  higher  yields than common  stocks,  but lower  yields than comparable non-convertible  securities,  (ii) are less subject to fluctuation in value than the  underlying  stock since they have fixed income  characteristics, and (iii) provide the potential for capital  appreciation if the market price of the underlying common stock increases. Most convertible securities currently are
issued  by  U.S.  companies,   although  a  substantial  Eurodollar  convertible
securities  market has  developed,  and the markets for  convertible  securities denominated in local currencies are increasing.

     A  convertible  security may be subject to  redemption at the option of the
issuer  at  a  price  established  in  the  convertible   security's   governing
instrument.  If a convertible  security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the  security,  convert it into the underlying common stock, or sell it to a third party.

     Convertible  securities  generally  are  subordinated  to other similar but non-convertible  securities of the same issuer,  although  convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities,  and convertible preferred stock is senior to common stock of the same issuer.  Because of the  subordination  feature,  however,  convertible securities  typically  are  rated  below  investment  grade  or are  not  rated, depending on the general creditworthiness of the issuer.

     Certain  Funds may  invest  in  convertible  preferred  stocks  that  offer enhanced yield features,  such as Preferred Equity Redemption  Cumulative Stocks
("PERCS"),  which provide an investor,  such as a Fund,  with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated
price.  Most PERCS expire three years from the date of issue, at which time they are  convertible  into  common  stock of the  issuer.  PERCS are  generally  not convertible  into cash at  maturity.  Under a typical  arrangement,  after three years PERCS convert into one share of the issuer's  common stock if the issuer's common  stock is trading at a price below that set by the  capital  appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital  appreciation limit. The amount of that fractional  share of common stock is determined by dividing the price set by the capital  appreciation  limit by the market price of the issuer's  common  stock.
PERCS can be called at any time prior to maturity, and hence do not provide call protection.  If called early,  however,  the issuer must pay a call premium over the market price to the  investor.  This call premium  declines at a preset rate daily, up to the maturity date.

     A Fund may also invest in other classes of enhanced convertible securities.
These  include but are not  limited to ACES  (Automatically  Convertible  Equity
Securities),  PEPS  (Participating  Equity Preferred  Stock),  PRIDES (Preferred
Redeemable  Increased  Dividend Equity  Securities),  SAILS (Stock  Appreciation
Income Linked  Securities),  TECONS (Term  Convertible  Notes),  QICS (Quarterly
Income  Cumulative   Securities),   and  DECS  (Dividend  Enhanced   Convertible
Securities).  ACES, PEPS,  PRIDES,  SAILS,  TECONS,  QICS, and DECS all have the following  features:  they are issued by the company,  the common stock of which will be  received in the event the  convertible  preferred  stock is  converted;
unlike PERCS they do not have a capital appreciation limit; they seek to provide the  investor  with high  current  income with some  prospect of future  capital appreciation; they are typically issued with three or four-year maturities; they typically  have some built-in call  protection for the first two to three years;
and, upon maturity,  they will convert into either cash or a specified number of shares of common stock.

     Similarly, there may be enhanced convertible debt obligations issued by the operating  company,  whose  common  stock is to be  acquired  in the  event  the security is converted,  or by a different  issuer,  such as an investment  bank.
These  securities  may be  identified  by  names  such  as ELKS  (Equity  Linked
Securities)  or  similar  names.  Typically  they  share  most  of  the  salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms  of the debt  indenture.  There  may be  additional  types of  convertible securities not  specifically  referred to herein,  which may be similar to those described  above in which a Fund  may  invest,  consistent  with its  goals  and policies.

     An investment in an enhanced convertible security or any other security may involve  additional  risks to the Fund. A Fund may have difficulty  disposing of such  securities  because  there may be a thin  trading  market for a particular security  at any given time.  Reduced  liquidity  may have an adverse  impact on market  price and a Fund's  ability to dispose of  particular  securities,  when necessary,  to meet the  Fund's  liquidity  needs or in  response  to a specific economic event, such as the deterioration in the credit worthiness of an issuer.
Reduced  liquidity in the secondary market for certain  securities may also make it more  difficult  for the Fund to  obtain  market  quotations  based on actual trades for purposes of valuing the fund's portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.

     Certain Funds may also invest in zero coupon convertible  securities.  Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any  periodic  payments of interest prior to maturity.  Rather,  interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity.  Zero coupon convertible securities are convertible into a specific number of  shares  of the  issuer's  common  stock.  In  addition,  zero  coupon convertible  securities  usually have put features  that provide the holder with the  opportunity  to sell the  securities  back to the issuer at a stated  price before maturity. Generally, the prices of zero coupon convertible securities may be more  sensitive  to  market  interest  rate  fluctuations  than  conventional convertible securities.

CREDIT DEFAULT SWAPS (See Derivative Instruments.)

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES

     A Fund may invest in custodial receipts and trust  certificates,  which may be  underwritten  by  securities  dealers or banks,  representing  interests  in securities  held by a custodian or trustee.  The  securities so held may include
U.S. Government Securities, Municipal Securities or other types of securities in which a Fund may  invest.  The  custodial  receipts  or trust  certificates  are underwritten by securities dealers or banks and may evidence ownership of future interest payments,  principal payments or both on the underlying securities, or, in some cases, the payment  obligation of a third party that has entered into an interest  rate swap or other  arrangement  with the  custodian  or trustee.  For certain  securities law purposes,  custodial receipts and trust certificates may not be  considered  obligations  of the U.S.  government  or other issuer of the securities held by the custodian or trustee.  As a holder of custodial  receipts and trust certificates, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Funds may also invest in separately issued interests in custodial receipts and trust certificates.

     Although under the terms of a custodial receipt or trust certificate a Fund would be typically  authorized to assert its rights directly  against the issuer of the underlying  obligation,  the Fund could be required to assert through the custodian  bank or trustee  those  rights as may exist  against  the  underlying issuers.  Thus, in the event an underlying  issuer fails to pay principal and/or interest when due, a Fund may be subject to delays,  expenses and risks that are greater  than those that would have been  involved  if the Fund had  purchased a direct  obligation  of the issuer.  In addition,  in the event that the trust or custodial  account in which the  underlying  securities  have been  deposited is determined  to  be  an  association  taxable  as  a  corporation,  instead  of a non-taxable  entity, the yield on the underlying  securities would be reduced in recognition of any taxes paid.

     Certain  custodial  receipts  and trust  certificates  may be  synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted  interest  rate if market rates fall below or rise above a specified rate. Because some of these instruments  represent  relatively recent  innovations,  and the  trading  market  for  these  instruments  is less developed than the markets for traditional types of instruments, it is uncertain how these  instruments will perform under different  economic and  interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more  volatile  than  other  types of fixed  income  instruments  and may present  greater  potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments  than for  other  types of  instruments.  In some  cases,  it may be difficult to determine  the fair value of a derivative  instrument  because of a lack of reliable objective  information and an established  secondary market for some  instruments may not exist. In many cases, the Internal Revenue Service has not ruled on the tax  treatment  of the  interest  or  payments  received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

DEBT OBLIGATIONS

     Debt  obligations are subject to the risk of an issuer's  inability to meet principal and interest  payments on its obligations when due ("credit risk") and
are  subject  to  price   volatility  due  to  such  factors  as  interest  rate
sensitivity,  market  perception  of the  creditworthiness  of the  issuer,  and general  market  liquidity.  Lower-rated  securities are more likely to react to developments affecting these risks than are more highly rated securities,  which react  primarily to movements in the general level of interest  rates.  Although the  fluctuation  in the price of debt  securities is normally less than that of common  stocks,  in the past  there  have  been  extended  periods  of  cyclical increases in interest rates that have caused  significant  declines in the price of debt  securities  in  general  and have  caused  the  effective  maturity  of securities with prepayment features to be extended,  thus effectively converting short or intermediate  securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

     Ratings  as   Investment   Criteria.   High-quality,   medium-quality   and
non-investment  grade debt obligations are  characterized as such based on their ratings by nationally  recognized  statistical rating organizations  ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor
Services  ("Moody's").  In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities  that they rate. Such ratings, however, are relative and subjective,  and are not absolute standards of quality and do not evaluate the market value risk of the  securities.  These ratings are used by a Fund as initial  criteria for the  selection of portfolio  securities, but the Fund also relies upon the  independent  advice of the Fund's  advisor or subadvisor(s) to evaluate potential investments.  This is particularly important for lower-quality securities.  Among the factors that will be considered are the long-term  ability of the  issuer to pay  principal  and  interest  and  general economic  trends,  as well as an issuer's capital  structure,  existing debt and earnings  history.  The Appendix to this SAI contains further  information about the rating categories of NRSROs and their significance.

     Subsequent to its purchase by a Fund,  an issue of securities  may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a  particular  issue to  reflect  subsequent  events.  None of  these  events generally  will  require  sale of  such  securities,  but a  Fund's  advisor  or subadvisor  will consider such events in its  determination  of whether the Fund should continue to hold the securities.

     In addition,  to the extent that the ratings  change as a result of changes
in  such  organizations  or  their  rating  systems,   or  due  to  a  corporate
reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

     Medium-Quality   Securities.   Certain   Funds   anticipate   investing  in
medium-quality  obligations,  which are obligations  rated in the fourth highest rating category by any NRSRO.  Medium-quality  securities,  although  considered investment-grade,  may have some speculative  characteristics and may be subject to greater fluctuations in value than higher-rated securities.  In addition, the issuers of medium-quality  securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

     Lower Quality (High-Risk)  Securities.  Non-investment  grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities")
include  (i) bonds  rated as low as C by  Moody's,  Standard & Poor's,  or Fitch
Investors  Service,  Inc. ("Fitch") ; (ii) commercial paper rated as low as C by
Standard & Poor's,  Not Prime by Moody's or Fitch 4 by Fitch;  and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There
is  more  risk   associated   with   these   investments   because   of  reduced
creditworthiness  and increased risk of default.  Under NRSRO guidelines,  lower quality securities will likely have some quality and protective  characteristics that are  outweighed by large  uncertainties  or major risk exposures to adverse conditions.  Lower quality  securities  are  considered to have  extremely  poor prospects of ever  attaining  any real  investment  standing,  to have a current identifiable  vulnerability  to default or to be in  default,  to be unlikely to have the capacity to make required  interest  payments and repay  principal when due in the event of adverse business, financial or economic conditions, or to be in default or not  current in the payment of  interest  or  principal.  They are regarded as predominantly  speculative with respect to the issuer's  capacity to pay interest and repay principal.  The special risk considerations in connection with investments in these securities are discussed below.

     Effect  of  Interest  Rates  and  Economic  Changes.  All  interest-bearing securities  typically  experience  appreciation  when interest rates decline and depreciation  when interest rates rise. The market values of  lower-quality  and comparable unrated securities tend to reflect individual corporate  developments to a greater extent than do higher rated  securities,  which react  primarily to
fluctuations  in  the  general  level  of  interest  rates.   Lower-quality  and
comparable  unrated  securities  also  tend to be  more  sensitive  to  economic conditions than are higher-rated securities. As a result, they generally involve more credit  risk than  securities  in the  higher-rated  categories.  During an economic  downturn  or a  sustained  period of  rising  interest  rates,  highly leveraged  issuers  of  lower-quality  and  comparable  unrated  securities  may experience  financial stress and may not have sufficient  revenues to meet their payment  obligations.  The issuer's  ability to service its debt obligations may also be  adversely  affected by specific  corporate  developments,  the issuer's inability to meet specific projected business forecasts or the unavailability of additional  financing.  The risk of loss due to  default  by an  issuer of these securities  is  significantly  greater than issuers of  higher-rated  securities because such  securities are generally  unsecured and are often  subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security  defaulted,  the Fund might incur additional expenses to seek recovery.
Periods of economic  uncertainty  and  changes  would also  generally  result in increased  volatility in the market prices of these  securities  and thus in the
Fund's net asset value.

     As previously  stated,  the value of a lower-quality or comparable  unrated security  will  generally  decrease  in  a  rising  interest  rate  market,  and accordingly so will a Fund's net asset value. If a Fund  experiences  unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio  securities  without  regard to their  investment  merits.  Due to the limited liquidity of lower-quality and comparable unrated securities  (discussed below),  a Fund may be forced to liquidate  these  securities  at a  substantial discount, which would result in a lower rate of return to the Fund.

     Payment  Expectations.  Lower-quality  and  comparable  unrated  securities typically  contain  redemption,  call or prepayment  provisions which permit the issuer of such  securities  containing  such  provisions to, at its  discretion, redeem the  securities.  During periods of falling  interest  rates,  issuers of these  securities  are likely to redeem or prepay the  securities  and refinance them with debt  securities at a lower  interest rate. To the extent an issuer is able to refinance the securities,  or otherwise  redeem them, a Fund may have to replace the securities with a lower yielding  security,  which would result in a lower return for that Fund.

     Liquidity and Valuation.  A Fund may have  difficulty  disposing of certain lower-quality  and  comparable  unrated  securities  because there may be a thin trading market for such securities.

     Because  not  all  dealers  maintain  markets  in  all   lower-quality  and
comparable  unrated  securities,  there may be no established  retail  secondary market for many of these  securities.  The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary  trading market does exist, it is generally not as liquid as the  secondary  market  for  higher-rated  securities.  The  lack of a liquid secondary market may have an adverse impact on the market price of the security.
As a result,  a Fund's net asset  value and  ability  to  dispose of  particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific  economic  event,  may be  impacted.  The lack of a liquid  secondary market for  certain  securities  may also make it more  difficult  for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio.
Market quotations are generally  available on many  lower-quality and comparable unrated  issues only from a limited  number of dealers  and may not  necessarily represent  firm bids of such dealers or prices for actual sales.  During periods of thin trading,  the spread  between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions,  whether or not based on fundamental  analysis,  may decrease the values and liquidity of lower-quality and comparable unrated  securities,  especially in a thinly traded market.

     U.S.  Government  Securities.  U.S.  government  securities  are  issued or guaranteed  by  the  U.S.  government  or  its  agencies  or  instrumentalities.
Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

     o the Federal Housing Administration,  Farmers Home Administration, and the
Government National Mortgage Association  ("GNMA"),  including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the
United States; the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

     o the Federal Farm Credit  Banks,  government-sponsored  institutions  that consolidate  the  financing  activities  of the Federal Land Banks,  the Federal
Intermediate Credit Banks and the Banks for Cooperatives; and

     o the Student Loan  Marketing  Association,  the Federal Home Loan Mortgage
Corporation  ("FHLMC") and the Federal National Mortgage  Association  ("FNMA"),
whose  securities  are supported only by the credit of such agencies and are not guaranteed by the U.S.  government.  However,  the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing  limited  amounts of their respective obligations.

     Although the U.S.  government or its agencies provide  financial support to such  entities,  no assurance can be given that they will always do so. The U.S.
government  and its agencies and  instrumentalities  do not guarantee the market value of their  securities;  consequently,  the  value of such  securities  will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an  outstanding  Treasury  security and selling them as  individual securities.  To the extent the Funds  purchase the principal  portion of STRIPS, the Funds will not receive regular interest payments. Instead STRIPS are sold at a deep  discount  from their face value.  Because the  principal  portion of the
STRIPS does not pay current  income,  its price can be  volatile  when  interest rates change.  In calculating  their  dividends,  the Funds take into account as income a portion of the  difference  between the principal  portion of a STRIPS'
purchase price and its face value.

     Mortgage and Asset-Backed Securities.  Mortgage-backed securities represent direct  or  indirect  participation  in, or are  secured  by and  payable  from, mortgage  loans secured by real  property.  Mortgage-backed  securities  come in
different  forms.  The  simplest  form  of   mortgage-backed   securities  is  a
pass-through  certificate.  Such  securities may be issued or guaranteed by U.S.
government  agencies  or  instrumentalities  or by  private  issuers,  generally originators in mortgage loans, including savings and loan associations, mortgage bankers,  commercial  banks,  investment  bankers,  and special purpose entities
(collectively,  "private lenders").  The purchase of mortgage-backed  securities from private  lenders may entail  greater risk than  mortgage-backed  securities
that  are   issued  or   guaranteed   by  the  U.S.   government   agencies   or
instrumentalities.  Mortgage-backed  securities issued by private lenders may be supported by pools of mortgage loans or other  mortgage-backed  securities  that are  guaranteed,  directly or indirectly,  by the U.S.  government or one of its agencies or  instrumentalities,  or they may be issued without any  governmental
guarantee   of  the   underlying   mortgage   assets   but  with  some  form  of
non-governmental  credit  enhancement.  These  credit  enhancements  may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties.  There is no guarantee that these credit enhancements,  if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans.  Additionally,  mortgage-backed securities purchased from private lenders are not  traded  on an  exchange  and  there  may be a  limited  market  for the securities,  especially  when there is a perceived  weakness in the mortgage and real estate market sectors.  Without an active trading  market,  mortgage-backed securities held in the Fund's  portfolio may be particularly  difficult to value because of the  complexities  involved in assessing the value of the  underlying mortgage loan.

     Through its  investments in  mortgage-backed  securities,  including  those issued by private lenders, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit  markets  generally.  Subprime loans refer to loans made to borrowers with weakened credit  histories or with a lower capacity to make timely payments on their loans. For these reasons,  the loans underlying these  securities  have had in many cases higher  default rates than those loans that meet  government  underwriting  requirements.  The risk of  non-payment  is greater for  mortgage-backed  securities  issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

     Since privately-issued  mortgage-backed securities are not guaranteed by an entity having the credit status of GNMA or FHLMC, and are not directly issued or guaranteed by the U.S. government, such securities generally are structured with one or more types of credit  enhancements.  Such credit  enhancements  generally fall into two categories:  (i) liquidity protection; and (ii) protection against losses resulting from ultimate  default by an obligor on the underlying  assets.
Liquidity  protection  refers to the  provisions  of advances,  generally by the entity  administering  the pool of assets,  to ensure that the  pass-through  of payments  due on the  underlying  pool  occurs in a timely  fashion.  Protection against  losses  resulting  from  ultimate  default  enhances the  likelihood of ultimate  payment of the  obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees,  insurance policies or letters of credit obtained by the issuer or sponsor from third parties,  through various means of  structuring  the  transaction or through a combination of such approaches.

     The ratings of  mortgage-backed  securities  for which  third-party  credit enhancement  provides  liquidity  protection or protection  against  losses from default are  generally  dependent  upon the  continued  creditworthiness  of the provider  of the credit  enhancement.  The ratings of such  securities  could be subject to reduction in the event of  deterioration in the  creditworthiness  of the  credit  enhancement  provider  even in cases  where  the  delinquency  loss experience on the underlying  pool of assets is better than expected.  There can be no assurance that the private issuers or credit enhancers of  mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

     Examples of credit support  arising out of the structure of the transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments  sometimes  funded  from a  portion  of the payments on the underlying assets are held in reserve against future losses) and
"over-collateralization"  (where the  scheduled  payments  on, or the  principal amount of, the  underlying  assets exceed those  required to make payment of the securities  and pay any servicing or other fees).  The degree of credit  support provided  for each  issue is  generally  based on  historical  information  with respect  to the level of credit  risk  associated  with the  underlying  assets.
Delinquency  or loss in  excess of that  which is  anticipated  could  adversely affect the return on an investment in such security.

     Private  lenders or  government-related  entities may also create  mortgage loan pools  offering  pass-through  investments  where the mortgages  underlying these  securities may be alternative  mortgage  instruments,  that is,  mortgage instruments  whose  principal  or interest  payments  may vary or whose terms to maturity  may  be  shorter  than  was  previously  customary.  As new  types  of mortgage-related  securities  are developed  and offered to  investors,  a Fund, consistent  with its  investment  objective  and policies,  may consider  making investments in such new types of securities.

     The yield  characteristics of mortgage-backed  securities differ from those of  traditional  debt  obligations.  Among the  principal  differences  are that interest and  principal  payments are made more  frequently  on  mortgage-backed securities,  usually  monthly,  and that  principal  may be  prepaid at any time because the underlying  mortgage loans or other assets  generally may be prepaid at any time. As a result,  if a Fund purchases these securities at a premium,  a prepayment  rate that is faster than  expected  will reduce  yield to  maturity, while a  prepayment  rate that is lower  than  expected  will have the  opposite effect of  increasing  the yield to maturity.  Conversely,  if a Fund  purchases these  securities at a discount,  a prepayment rate that is faster than expected will  increase  yield to maturity,  while a prepayment  rate that is slower than expected will reduce yield to maturity.  Accelerated  prepayments  on securities purchased  by the Fund at a  premium  also  impose  a risk of loss of  principal because the premium may not have been fully  amortized at the time the principal is prepaid in full.

     Unlike   fixed   rate   mortgage-backed    securities,    adjustable   rate
mortgage-backed  securities  are  collateralized  by or  represent  interest  in mortgage loans with variable rates of interest. These variable rates of interest reset  periodically  to align  themselves  with  market  rates.  A Fund will not benefit from  increases in interest rates to the extent that interest rates rise to the point where they cause the current  coupon of the  underlying  adjustable rate mortgages to exceed any maximum  allowable  annual or lifetime reset limits
(or "cap  rates") for a  particular  mortgage.  In this event,  the value of the adjustable  rate  mortgage-backed  securities  in a Fund would likely  decrease.
Also, a Fund's net asset value could vary to the extent that  current  yields on adjustable  rate  mortgage-backed  securities  are different  from market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the  underlying  mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a
Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage  securities, which will remain  constant.  Adjustable rate mortgages also have less potential for  appreciation  in  value  as  interest  rates  decline  than do  fixed  rate investments.

     There  are a  number  of  important  differences  among  the  agencies  and instrumentalities of the U.S. government that issue  mortgage-backed  securities and among the securities that they issue.  Mortgage-backed  securities issued by
GNMA  include GNMA  Mortgage  Pass-Through  Certificates  (also known as "Ginnie
Maes") which are  guaranteed as to the timely  payment of principal and interest by GNMA and such  guarantee is backed by the full faith and credit of the United
States.  GNMA certificates also are supported by the authority of GNMA to borrow
funds  from  the  U.S.   Treasury  to  make   payments   under  its   guarantee.
Mortgage-backed  securities  issued by FNMA  include  FNMA  Guaranteed  Mortgage
Pass-Through  Certificates  (also known as "Fannie  Maes")  which are solely the obligations  of FNMA and are not  backed by or  entitled  to the full  faith and credit of the United States.  Fannie Maes are guaranteed as to timely payment of the principal  and interest by FNMA.  Mortgage-backed  securities  issued by the
FHLMC include FHLMC Mortgage Participation  Certificates (also known as "Freddie
Macs" or "PCs").  FHLMC is a  corporate  instrumentality  of the United  States, created pursuant to an Act of Congress,  which is owned entirely by Federal Home
Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest,  which is guaranteed by the FHLMC.  FHLMC  guarantees  either ultimate collection  or  timely  payment  of all  principal  payments  on the  underlying mortgage loans.  When the FHLMC does not guarantee  timely payment of principal,
FHLMC may remit the amount due on account of its  guarantee of ultimate  payment of  principal at any time after  default on an  underlying  mortgage,  but in no event later than one year after it becomes payable.

     Asset-backed   securities  have  structural   characteristics   similar  to
mortgage-backed  securities.  However,  the underlying assets are not first-lien mortgage  loans or interests  therein;  rather the  underlying  assets are often consumer or commercial  debt contracts such as motor vehicle  installment  sales contracts,  other  installment  loan  contracts,  home equity  loans,  leases of various types of property and  receivables  from credit card and other revolving credit arrangements. However, almost any type of fixed income assets may be used to create an asset-backed  security,  including other fixed income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed  securities may be supported by non-governmental credit enhancements  similar  to those  utilized  in  connection  with  mortgage-backed securities.  Asset-backed  securities  though present certain risks that are not presented by mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities,  how well the entity  issuing  the  security is  insulated  from the credit risk of the originator or any other affiliated  entities,  and the amount and quality of any credit enhancement of the securities.  Asset-based securities may not have the benefit of any security interest in the related asset.

     Collateralized  Mortgage Obligations  ("CMOs") and Multiclass  Pass-Through
Securities.  CMOs are a more  complex form of  mortgage-backed  security in that they are multiclass debt obligations which are  collateralized by mortgage loans or pass-through  certificates.  As a result of changes  prompted by the 1986 Tax
Reform Act,  most CMOs are issued as Real Estate  Mortgage  Investment  Conduits
("REMICs").  From the perspective of the investor, REMICs and CMOs are virtually indistinguishable.  However,  REMICs  differ  from CMOs in that  REMICs  provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities  are  interests  in a  trust  composed  of  whole  loans  or  private pass-throughs  (collectively  hereinafter  referred  to as  "Mortgage  Assets").
Unless the context  indicates  otherwise,  all references herein to CMOs include
REMICs and multiclass pass-through securities.

     Often,  CMOs  are  collateralized  by  GNMA,  Fannie  Mae  or  Freddie  Mac
Certificates,  but also may be  collateralized  by Mortgage  Assets.  Unless the context  indicates  otherwise,  all references herein to CMOs include REMICs and multiclass  pass-through  securities.  Payments of principal and interest on the
Mortgage Assets, and any reinvestment  income thereon,  provide the funds to pay debt  service  on the CMOs or make  scheduled  distributions  on the  multiclass pass-through securities.  CMOs may be issued by agencies or instrumentalities of the U.S.  government,  or by private  originators  of, or investors in, mortgage loans,  including  savings and loan  associations,  mortgage  banks,  commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     In order to form a CMO,  the  issuer  assembles  a package  of  traditional mortgage-backed  pass-through securities,  or actual mortgage loans, and uses it as collateral for a multiclass  security.  Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated  maturity  or  final  distribution  date.  Principal  prepayments  on the
Mortgage  Assets may cause the CMOs to be  retired  substantially  earlier  than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,  quarterly or  semi-annual  basis.  The principal  of and interest on the  Mortgage  Assets may be  allocated  among the several classes of a series of a CMO in many ways. In one structure, payments of principal,  including  any  principal  prepayments,  on the Mortgage  Assets are applied  to the  classes  of a CMO in  the  order  of  their  respective  stated
maturities or final distribution  dates, so that no payment of principal will be made on any class of CMOs  until  all other  classes  having an  earlier  stated
maturity or final distribution date have been paid in full. As market conditions change,  and particularly  during periods of rapid or  unanticipated  changes in market interest rates, the  attractiveness of the CMO classes and the ability of the  structure  to provide the  anticipated  investment  characteristics  may be significantly  reduced.  Such  changes  can result in  volatility  in the market value, and in some instances reduced liquidity, of the CMO class.

     A Fund may also invest in, among other types of CMOs, parallel pay CMOs and
Planned Amortization Class CMOs ("PAC Bonds").  Parallel pay CMOs are structured to provide  payments of  principal  on each payment date to more than one class.
These  simultaneous  payments are taken into account in  calculating  the stated
maturity date or final distribution date of each class, which, as with other CMO structures,  must be retired by its stated maturity date or a final distribution date but may be retired  earlier.  PAC Bonds are a type of CMO tranche or series designed to provide relatively  predictable payments of principal provided that, among other things, the actual prepayment  experience on the underlying mortgage loans falls within a predefined  range. If the actual  prepayment  experience on the underlying  mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions  occur,  principal payments on the
PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another;  a narrower range  increases the risk that  prepayments  on the PAC Bond will be greater or  smaller  than  predicted.
Because of these features,  PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     Stripped Mortgage  Securities.  Stripped mortgage securities are derivative multiclass  mortgage  securities.  Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government,  or by private originators of, or investors in, mortgage loans,  including  savings and loan  associations,
mortgage  banks,   commercial  banks,   investment  banks  and  special  purpose
subsidiaries  of  the  foregoing.  Stripped  mortgage  securities  have  greater volatility than other types of mortgage  securities.  Although stripped mortgage securities are purchased and sold by  institutional  investors  through  several investment  banking  firms  acting as  brokers or  dealers,  the market for such securities  has not yet been fully  developed.  Accordingly,  stripped  mortgage securities are generally illiquid.

     Stripped  mortgage  securities are  structured  with two or more classes of securities  that receive  different  proportions  of the interest and  principal distributions on a pool of mortgage  assets. A common type of stripped  mortgage security  will have at least one class  receiving  only a small  portion  of the interest and a larger portion of the principal from the mortgage  assets,  while the other class will receive primarily  interest and only a small portion of the principal.  In the most extreme case, one class will receive all of the interest
("IO" or interest-only), while the other class will receive all of the principal
("PO" or  principal-only  class).  The yield to maturity  on IOs,  POs and other mortgage-backed  securities  that are  purchased  at a  substantial  premium  or discount  generally  are  extremely  sensitive not only to changes in prevailing
interest  rates  but  also  to  the  rate  of  principal   payments   (including
prepayments)  on the related  underlying  mortgage  assets,  and a rapid rate of principal  payments may have a material adverse effect on such securities' yield
to  maturity.   If  the  underlying  mortgage  assets  experience  greater  than anticipated  prepayments  of  principal,  the Fund may fail to fully  recoup its initial  investment in these securities even if the securities have received the highest rating by an NRSRO.

     In addition to the stripped mortgage  securities  described above, the Fund may invest in similar  securities  such as Super POs and  Levered  IOs which are more volatile than POs, IOs and IOettes.  Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs.
IOettes  represent the right to receive interest  payments on an underlying pool of mortgages with similar risks as those  associated  with IOs.  Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed  consistent with its investment  objective,  policies and restrictions.

     A Fund may also purchase  stripped  mortgage-backed  securities for hedging purposes to protect that Fund against interest rate  fluctuations.  For example, since an IO will tend to  increase in value as  interest  rates rise,  it may be utilized to hedge against a decrease in value of other  fixed-income  securities in a rising interest rate environment.  Stripped mortgage-backed  securities may exhibit greater price  volatility  than ordinary debt securities  because of the manner in which their  principal  and interest are  returned to  investors.  The market  value of the class  consisting  entirely of  principal  payments  can be extremely  volatile  in response  to changes in  interest  rates.  The yields on stripped mortgage-backed securities that receive all or most of the interest are
generally  higher  than  prevailing  market  yields  on  other   mortgage-backed
obligations  because  their cash flow  patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.  The market for CMOs and other  stripped  mortgage-backed  securities  may be less liquid if these  securities  lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

     Money  Market  Instruments.   Money  market  instruments  may  include  the
following types of instruments:

     o    obligations  issued or  guaranteed as to interest and principal by the
          U.S. government, its agencies, or instrumentalities,  or any federally chartered corporation, with remaining maturities of 397 days or less;

     o    obligations  of  sovereign   foreign   governments,   their  agencies,
          instrumentalities   and   political   subdivisions,   with   remaining
          maturities of 397 days or less;

     o    obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

     o    asset-backed  commercial  paper  whose own rating or the rating of any guarantor is in one of the highest categories of any NRSRO;

     o    repurchase agreements;

     o    bank and savings and loan obligations;

     o    commercial paper, which includes short-term unsecured promissory notes issued by corporations  in order to finance their current  operations.
          It  may  also  be  issued  by  foreign  governments,  and  states  and municipalities.  Generally the commercial  paper or its guarantor will be rated within the top two rating  categories by an NRSRO,  or if not rated,  is issued  and  guaranteed  as to  payment  of  principal  and interest  by  companies  which at the date of  investment  have a high quality outstanding debt issue;

     o    bank  loan  participation   agreements  representing   obligations  of
          corporations  having a high quality  short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank,  which is obligated to make  payments of principal and  interest  on the  loan,  as  well as to  creditworthiness  of the borrower;

     o    high  quality  short-term  (maturity  in 397 days or  less)  corporate obligations rated within the top two rating categories by an NRSRO or, if not rated,  deemed to be of  comparable  quality by the  applicable advisor or subadvisor;

     o    extendable commercial notes, which differ from traditional  commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time  during  the  extension period.  Because  extension  will occur when the issuer  does not have other  viable  options  for  lending,  these  notes may be  considered illiquid, particularly during the extension period;

     o    unrated  short-term  (maturity  in 397 days or less) debt  obligations that  are  determined  by a  Fund's  advisor  or  subadvisor  to be of compatible quality to the securities described above.

     Extendable   Commercial   Notes.  ECNs  may  serve  as  an  alternative  to
traditional  commercial  paper  investments.  ECNs are corporate notes which are issued at a discount  and  structured  such that,  while the note has an initial redemption  date (the initial  redemption  date is no more than 90 days from the date of issue) upon which the notes will be redeemed,  the issuer on the initial redemption  date may extend the  repayment  of the notes for up to 397 days from the date of issue without seeking note holder  consent.  In the event the ECN is redeemed  by the issuer on its  initial  redemption  date,  investors  receive a premium  step-up  rate,  which is based on the ECNs  rating at the time.  If the notes are not redeemed on the initial  redemption  date, they will bear interest from the initial  redemption date to the maturity date of the note at a floating rate of interest (this  interest  serves as a penalty yield for the issuer and a premium paid to the investor).

DERIVATIVE INSTRUMENTS

     A Fund's subadvisor may use a variety of derivative instruments,  including options,  futures  contracts  (sometimes  referred to as "futures"),  options on futures contracts,  stock index options,  forward currency  contracts,  swap and structured contracts,  to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective.
Derivative  instruments are securities or agreements whose value is based on the value of some  underlying  asset  (e.g.,  a security,  currency or index) or the level of a reference index.

     Derivatives  generally have investment  characteristics that are based upon either  forward  contracts  (under  which one party is  obligated to buy and the other party is obligated to sell an  underlying  asset at a specific  price on a specified  date) or option  contracts  (under which the holder of the option has the  right  but not the  obligation  to buy or sell  an  underlying  asset  at a specified  price on or before a  specified  date).  Consequently,  the change in value of a  forward-based  derivative  generally is roughly  proportional to the change  in  value  of  the  underlying  asset.  In  contrast,  the  buyer  of an option-based  derivative  generally will benefit from favorable movements in the price of the  underlying  asset but is not exposed to the  corresponding  losses that result from adverse  movements in the value of the  underlying  asset.  The seller  (writer) of an  option-based  derivative  generally will receive fees or premiums but generally is exposed to losses  resulting from changes in the value of the  underlying  asset.  Derivative  transactions  may  include  elements  of leverage  and,  accordingly,  the  fluctuation  of the  value of the  derivative transaction in relation to the underlying asset may be magnified.

     The use of these  instruments  is subject to applicable  regulations of the
SEC, the several  options and futures  exchanges  upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

     Special Risks of Derivative Instruments.  The use of derivative instruments involves special  considerations  and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

     (1)  Successful  use of most of  these  instruments  depends  upon a Fund's subadvisor's ability to predict movements of the overall securities and currency markets,  which requires  skills  different from those  necessary for predicting changes in the prices of individual  securities.  There can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation,  or even no correlation,  between price  movements  of an  instrument  and price  movements of  investments  being hedged.  For example,  if the value of an instrument used in a short hedge (such as writing a call option,  buying a put option,  or selling a futures  contract)
increased by less than the decline in value of the hedged investment,  the hedge would not be fully  successful.  Such a lack of  correlation  might occur due to factors  unrelated  to the  value  of the  investments  being  hedged,  such  as speculative  or other  pressures on the markets in which these  instruments  are traded.  The effectiveness of hedges using instruments on indices will depend on the  degree  of  correlation  between  price  movements  in the  index and price movements in the investments  being hedged, as well as, how similar the index is to the  portion  of the  Fund's  assets  being  hedged  in terms  of  securities composition.

     (3)  Hedging  strategies,  if  successful,  can  reduce the risk of loss by wholly  or  partially  offsetting  the  negative  effect  of  unfavorable  price movements in the investments being hedged. However,  hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's advisor or subadvisor projected a decline in the price of a security in the Fund's  portfolio,  and the price of that  security  increased instead,  the gain from that increase  might be wholly or partially  offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the  increase in the price of the  security,  a Fund could suffer a loss.

     (4) As  described  below,  a Fund might be required  to maintain  assets as
"cover,"  maintain  segregated  accounts,  or make margin payments when it takes positions in these  instruments  involving  obligations  to third parties (i.e., instruments other than purchased options).  If the Fund were unable to close out its positions in such instruments,  it might be required to continue to maintain such assets or  accounts or make such  payments  until the  position  expired or matured.  The  requirements  might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio  security at a  disadvantageous time.  The  Fund's  ability to close out a position  in an  instrument  prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market,  the ability and willingness of the other party to the transaction  ("counterparty") to enter into a transaction closing out the position.  Therefore,  there is no  assurance  that any hedging  position can be closed out at a time and price that is favorable to the Fund.

     Options.  A Fund may purchase or write put and call  options on  securities and indices,  and may purchase options on foreign currencies and interest rates, and enter into closing transactions with respect to such options to terminate an existing position.  The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance  income by reason of the premiums paid by the purchaser of such  options.  Writing call options  serves as a limited short hedge because declines in the value of the hedged  investment would be offset to the extent of
the  premium  received  for  writing  the  option.   However,  if  the  security
appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price  greater  than that at which the  security  must be sold under the  option.  All or a portion of any assets used as cover for OTC options written by a Fund would be  considered  illiquid to the extent  described  under
"Restricted,  Non Publicacly Traded and Illiquid  Securities" above. Writing put options  serves as a limited  long hedge  because  increases in the value of the hedged  investment  would be offset to the extent of the  premium  received  for writing the option.  However, if the security  depreciates to a price lower than the  exercise  price of the put option,  it can be expected  that the put option will be  exercised,  and the Fund will be  obligated to purchase the security at more than its market value.

     The value of an option  position  will  reflect,  among other  things,  the historical  price  volatility of the underlying  investment,  the current market value of the underlying  investment,  the time remaining until expiration of the option,  the  relationship  of the  exercise  price to the  market  price of the underlying  investment,  and  general  market  conditions.  Options  that expire unexercised  have no value.  Options  used by a Fund may include  European-style options,  which can only be  exercised  at  expiration.  This is in  contrast to
American-style  options  which  can  be  exercised  at  any  time  prior  to the expiration date of the option.

     A Fund may effectively terminate its right or obligation under an option by entering  into a closing  transaction.  For example,  a Fund may  terminate  its obligation  under a call or put  option  that it had  written by  purchasing  an identical call or put option;  this is known as a closing purchase  transaction.
Conversely,  a Fund may  terminate  a  position  in a put or call  option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     A Fund may purchase or write both OTC options and options traded on foreign
and  U.S.   exchanges.   Exchange-traded   options  are  issued  by  a  clearing
organization affiliated with the exchange on which the option is listed that, in effect,  guarantees completion of every exchange-traded option transaction.  OTC options  are  contracts  between  the  Fund  and  the  counterparty  (usually  a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund  purchases or writes an OTC option,  it relies on the  counterparty  to make or take delivery of the underlying  investment upon exercise of the option.
Failure by the  counterparty  to do so would  result in the loss of any  premium paid by the fund as well as the loss of any expected benefit of the transaction.

     A Fund's  ability to establish and close out  positions in  exchange-listed options depends on the existence of a liquid market.  A Fund intends to purchase or write only those  exchange-traded  options  for which  there  appears to be a liquid secondary market.  However,  there can be no assurance that such a market will exist at any  particular  time.  Closing  transactions  can be made for OTC options only by negotiating directly with the counterparty,  or by a transaction in the secondary  market if any such market  exists.  Although a Fund will enter into OTC options  only with  counterparties  that are  expected to be capable of entering into closing  transactions with a Fund, there is no assurance that such
Fund will in fact be able to close out an OTC option at a favorable  price prior to expiration.  In the event of insolvency of the counterparty,  a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund is unable to  effect a closing  transaction  for an option it had purchased,  it would have to  exercise  the option to realize  any  profit.  The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause  material  losses because the Fund would be unable to sell the  investment  used as a cover for the written option until the option expires or is exercised.

     A Fund may  engage in  options  transactions  on  indices  in much the same manner as the options on securities  discussed above,  except that index options may serve as a hedge against overall  fluctuations in the securities  markets in general.

     The writing and purchasing of options is a highly specialized activity that involves  investment  techniques and risks different from those  associated with ordinary portfolio securities  transactions.  Imperfect  correlation between the options and securities  markets may detract from the  effectiveness of attempted hedging.

     Transactions using OTC options (other than purchased options) expose a Fund to counterparty risk. To the extent required by SEC guidelines,  a Fund will not enter  into  any such  transactions  unless  it owns  either  (1) an  offsetting
("covered")  position in securities,  other options,  or futures or (2) cash and liquid  obligations  with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also earmark or set aside  cash  and/or  appropriate  liquid  assets in a  segregated custodial account if required to do so by the SEC and CFTC  regulations.  Assets used as cover or held in a segregated  account cannot be sold while the position in the  corresponding  option  or  futures  contract  is open,  unless  they are replaced with similar assets. As a result,  the commitment of a large portion of the Fund's assets to  earmarking or segregated  accounts as a cover could impede portfolio  management or the Fund's ability to meet redemption requests or other current obligations.

     An interest  rate option is an  agreement  with a  counterparty  giving the buyer the right but not the  obligation  to buy or sell one of an interest  rate hedging  vehicle  (such as a treasury  future or interest rate swap) at a future date at a  predetermined  price.  The  option  buyer  would pay a premium at the inception  of the  agreement.  An  interest  rate option can be used to actively manage a Fund's  interest rate risk with respect to either an individual bond or an overlay of the entire portfolio.

     Spread  Transactions.  A Fund may  purchase  covered  spread  options  from
securities   dealers.   Such   covered   spread   options   are  not   presently
exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security  that it owns at a fixed dollar  spread or fixed yield spread in  relationship  to another  security that the Fund does not own, but which is used as a benchmark.  The risk to a Fund in purchasing covered spread  options is the cost of the  premium  paid for the spread  option and any transaction costs. In addition,  there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing  credit quality  spreads,  i.e., the yield spread  between high quality and lower quality  securities.  Such  protection is only provided during the life of the spread option.

     Futures  Contracts.  A Fund may enter  into  futures  contracts,  including interest rate, index, and currency futures and purchase and write (sell) related options.  The  purchase of futures or call  options  thereon can serve as a long hedge,  and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures  contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset  against the effect of expected  increases in securities  prices or currency  exchange rates and sales of futures as an offset against the effect of expected  declines in securities  prices or currency  exchange rates. A Fund may write put options on futures  contracts  while at the same time  purchasing call options on the same futures  contracts in order to create  synthetically  a long futures  contract  position.  Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's advisor or a subadvisor  believes it is more  advantageous  to a Fund than is purchasing the futures contract.

     To the extent  required by regulatory  authorities,  a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade  approved  by the  CFTC  and are  standardized  as to  maturity  date  and underlying  financial  instrument.  These  transactions  may be entered into for
"bona  fide  hedging"   purposes  as  defined  in  CFTC  regulations  and  other
permissible  purposes including increasing return and hedging against changes in the value of portfolio  securities due to anticipated changes in interest rates, currency values and/or market conditions.

     A Fund will not enter into futures  contracts and related options for other than "bona fide  hedging"  purposes for which the aggregate  initial  margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account  unrealized  profits and unrealized losses on any such contracts it has entered into.  There is no overall limit on the percentage of a
Fund's assets that may be at risk with respect to futures  activities.  Although techniques other than sales and purchases of futures  contracts could be used to reduce a Fund's  exposure to market,  currency,  or interest rate  fluctuations, such Fund may be able to hedge its exposure  more  effectively  and perhaps at a lower cost through using futures contracts.

     A futures  contract  provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures  contract is an agreement  pursuant to which the parties agree  to take or make  delivery  of an  amount  of cash  equal  to a  specified multiplier  times the difference  between the value of the index at the close of the last trading day of the  contract  and the price at which the index  futures contract was originally written.  Transactions costs are incurred when a futures contract is bought or sold and margin  deposits  must be  maintained.  A futures contract may be  satisfied  by delivery or purchase,  as the case may be, of the instrument,  the currency,  or by payment of the change in the cash value of the index.  More  commonly,  futures  contracts  are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index  might be a  function  of the value of  certain  specified securities,  no physical delivery of those securities is made. If the offsetting purchase  price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely,  if the offsetting sale price is more than the original  purchase price, a Fund realizes a gain; if it is less, a
Fund  realizes a loss.  The  transaction  costs must also be  included  in these calculations.  There can be no assurance,  however,  that a Fund will be able to enter  into an  offsetting  transaction  with  respect to a  particular  futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction,  that Fund will  continue to be  required  to  maintain  the margin deposits on the futures contract.

     No price is paid by a Fund upon entering into a futures contract.  Instead, at the inception of a futures contract, the Fund is required to deposit with the futures broker or in a segregated account with its custodian, in the name of the futures  broker  through whom the  transaction  was effected,  "initial  margin"
consisting of cash, U.S. Government  securities or other liquid obligations,  in an amount generally equal to 10% or less of the contract value. Margin must also be  deposited  when  writing  a call or put  option on a  futures  contract,  in
accordance  with  applicable   exchange  rules.   Unlike  margin  in  securities
transactions,   initial  margin  on  futures  contracts  does  not  represent  a borrowing,  but  rather is in the  nature of a  performance  bond or  good-faith deposit that is returned to a Fund at the  termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances,  such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment,  and initial margin  requirements might be increased generally in the future by regulatory action.

     Subsequent  "variation  margin"  payments  are made to and from the futures broker daily as the value of the futures  position  varies,  a process  known as
"marking to market."  Variation  margin does not involve  borrowing,  but rather represents  a daily  settlement  of a Fund's  obligations  to or from a  futures broker.  When a Fund  purchases  an option on a future,  the  premium  paid plus transaction costs is all that is at risk. In contrast,  when a Fund purchases or sells a futures  contract or writes a call or put option thereon,  it is subject to daily  variation  margin  calls  that  could be  substantial  in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements,  it might need to sell securities at a time when such sales are disadvantageous.  Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively,  an  instrument  identical  to the  instrument  held  or  written.
Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered  into (or through a linked  exchange).
Although the Funds intend to enter into futures  transactions  only on exchanges or boards of trade where there appears to be an active  market,  there can be no assurance  that  such  a  market  will  exist  for a  particular  contract  at a particular time.

     Under certain  circumstances,  futures exchanges may establish daily limits on the  amount  that the price of a future or option on a futures  contract  can vary from the previous day's settlement  price;  once that limit is reached,  no trades may be made that day at a price  beyond the limit.  Daily price limits do not limit  potential  losses  because  prices  could move to the daily limit for
several  consecutive  days  with  little  or  no  trading,   thereby  preventing
liquidation of unfavorable positions.

     If a Fund  were  unable to  liquidate  a  futures  contract  or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses,  because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options,  the Fund would continue to be required to make daily  variation  margin  payments and might be required to maintain the position  being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain  characteristics of the futures market might increase the risk that movements  in the prices of futures  contracts  or options on futures  contracts might not correlate  perfectly with  movements in the prices of the  investments being  hedged.  For  example,  all  participants  in the  futures and options on futures  contracts markets are subject to daily variation margin calls and might be  compelled  to liquidate  futures or options on futures  contracts  positions whose prices are moving  unfavorably  to avoid being  subject to further  calls.
These  liquidations  could  increase  price  volatility of the  instruments  and distort  the normal  price  relationship  between the futures or options and the investments being hedged.  Also, because initial margin deposit  requirements in the futures markets are less onerous than margin  requirements in the securities markets,  there might be increased  participation  by  speculators in the future markets.  This participation  also might cause temporary price  distortions.  In addition, activities of large traders in both the futures and securities markets involving  arbitrage,  "program  trading" and other investment  strategies might result in temporary price distortions.

     Commodity   Futures   Contracts.   Commodity  futures  may  be  based  upon
commodities within five main commodity groups: (1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals,  which includes aluminum,  copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Funds may purchase and sell commodity futures contracts,  options on futures  contracts and options and futures on commodity  indices with respect to these five main  commodity  groups and the  individual  commodities  within each group, as well as other types of commodities.

     Risks  Associated  with  Commodity  Futures  Contracts.  There are  several additional risks associated with transactions in commodity futures contracts.

     o    Storage.  Unlike  the  financial  futures  markets,  in the  commodity futures  markets there are costs of physical  storage  associated with purchasing  the  underlying  commodity.  The  price  of the  commodity futures  contract  will reflect the storage  costs of  purchasing  the physical commodity,  including the time value of money invested in the physical  commodity.  To the  extent  that the  storage  costs  for an underlying  commodity  change  while the Funds are invested in futures contracts  on that  commodity,  the value of the futures  contract may change proportionately.

     o    Reinvestment.  In the  commodity  futures  markets,  producers  of the underlying commodity may decide to hedge the price risk of selling the commodity by selling  futures  contracts today to lock in the price of the commodity at delivery tomorrow.  In order to induce speculators to purchase the other side of the same futures  contract,  the  commodity producer  generally  must sell the  futures  contract at a lower price than the expected  future spot price.  Conversely,  if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices,  then speculators will only sell the other side of the futures  contract at a higher  futures price than the expected  future spot price of the  commodity.  The changing  nature of the hedgers and speculators in the commodity  markets will influence  whether  futures prices are above or below the  expected  future spot price,  which can have significant  implications for the Funds. If the nature of hedgers and speculators in futures markets has shifted when it is time for the
          Funds to reinvest the proceeds of a maturing contract in a new futures contract,  the Funds might reinvest at higher or lower futures prices, or choose to pursue other investments.

     o    Other Economic  Factors.  The  commodities  which  underlie  commodity
          futures   contracts  may  be  subject  to   additional   economic  and
          non-economic variables,  such as drought,  floods, weather,  livestock disease, embargoes, tariffs, and international economic, political and regulatory  developments.  These  factors may have a larger  impact on commodity prices.

     Swap  Agreements.  A Fund may  enter  into  interest  rate,  total  return, securities  index,  commodity,  or  security  and  currency  exchange  rate swap agreements  for any  lawful  purpose  consistent  with  such  Fund's  investment objective,  such as for the  purpose  of  attempting  to  obtain or  preserve  a particular desired return or spread at a lower cost to the Fund than if the Fund had invested  directly in an  instrument  that  yielded  that desired  return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency  exchange rate  applicable to,  securities that the Fund  anticipates  purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional  investors for periods ranging from one or more days to several years.  In a standard "swap"  transaction,  two parties  agree to exchange  the returns  (or  differentials  in rates of return)
earned or realized on particular predetermined  investments or instruments.  The gross  returns to be exchanged or "swapped"  between the parties are  calculated with respect to a "notional amount," i.e., the return on or increase in value of a  particular  dollar  amount  invested  at a  particular  interest  rate,  in a particular  foreign  currency,  or in a "basket" of  securities  representing  a particular  index.  Swap agreements may include interest rate caps, under which, in return for a premium,  one party agrees to make  payments to the other to the extent that  interest  rates exceed a specified  rate,  or "cap";  interest rate floors under which,  in return for a premium,  one party agrees to make payments to the other to the extent that interest rates fall below a specified  level, or
"floor";  and  interest  rate  collars,  under  which  a  party  sells a cap and purchases  a floor,  or vice  versa,  in an attempt to  protect  itself  against interest rate movements exceeding given minimum or maximum levels. "Total return swaps" are  contracts  in which one party  agrees to make  payments of the total return from the  underlying  asset during the  specified  period,  in return for payments  equal to a fixed or floating rate of interest or the total return from another underlying asset.

     The  "notional  amount" of the swap  agreement is the agreed upon basis for calculating the obligations  that the parties to a swap agreement have agreed to exchange.  Under most swap agreements entered into by a Fund, the obligations of the  parties  would  be  exchanged  on a "net  basis."  Consequently,  a  Fund's obligation  (or rights) under a swap  agreement  will generally be equal only to the net amount to be paid or received under the agreement  based on the relative values of the positions  held by each party to the agreement (the "net amount").
A Fund's obligation under a swap agreement will be accrued daily (offset against amounts  owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty  will  be  covered  by  the  maintenance  of a  segregated  account consisting of cash or liquid assets.

     Whether a Fund's use of swap  agreements  will be  successful in furthering its  investment  objective  will  depend,  in  part,  on a Fund's  advisor's  or subadvisor's  ability to predict  correctly whether certain types of investments are likely to produce greater returns than other investments.

     Swap  agreements may be considered to be illiquid.  Moreover,  a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy  of a swap  agreement  counterparty.  The swaps market is largely unregulated.

     A Fund will enter swap  agreements only with  counterparties  that a Fund's advisor or subadvisor  reasonably  believes are capable of performing  under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its  contractual  remedies  (which may be limited by bankruptcy,  insolvency or similar laws) pursuant to the  agreements  related to the transaction.

     Two types of swap agreements that some Funds may utilize, among others, are credit default swaps or total rate of return swaps.

     Credit Default Swaps. A Fund may enter into credit default swap  contracts.
A credit  default swap is an agreement  in which one party  transfers  its third party credit risk to the other party.  One party in this swap is essentially the lender and bears the credit risk from the third party.  The  counterparty in the agreement  insures this risk in return for receipt of regular periodic  payments
(like insurance  premiums from the insured party).  If the third party defaults, the insuring party must purchase the defaulted  asset from the insured party and the insured party pays the insuring party the remaining  interest on the debt as well as the principal.  A Fund might use, credit default swap contracts to limit or to reduce risk  exposure of the Fund to defaults of corporate  and  sovereign issuers  (i.e.,  to  reduce  risk  when the Fund  owns or has  exposure  to such issuers).  A Fund also might use credit  default swap contracts to create direct or  synthetic  short or long  exposure  to domestic  or foreign  corporate  debt securities  or  certain  sovereign  debt  securities  to  which  the Fund is not otherwise exposed.

     As the purchaser in a credit default swap contract a Fund would function as the counterparty  referenced in the preceding paragraph.  This would involve the risk that the investment  might expire  worthless.  It also would involve credit risk - that the seller may fail to satisfy its payment  obligations to a Fund in the event of a default (or similar event).  As the purchaser in a credit default swap contract, a Fund's investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation. At present, the Funds will not act as a seller in a credit default swap contract.

     Total Rate of Return  Swaps.  Total rate of return  swaps are  contracts in which one party agrees to make payments of the total return from the  underlying asset during the specified  period,  in return for payments  equal to a fixed or floating rate of interest or the total return from another  underlying  asset. A total  rate of return  swap will allow a Fund to  quickly  and cost  effectively invest cash flows into a diversified  basket of assets which has the risk/return prospect of the Fund's stated benchmark.

     Structured  Products.  A Fund may use  structured  products  to  hedge  its portfolio.  Structured products generally are individually negotiated agreements and  may  be  traded  over-the-counter.  They  are  organized  and  operated  to restructure  the investment  characteristics  of the underlying  security.  This restructuring  involves  the deposit  with or  purchase by an entity,  such as a corporation or trust, of specified  instruments  (such as commercial bank loans)
and  the  issuance  by  that  entity  of  one  or  more  classes  of  securities
("structured   securities")  backed  by,  or  representing   interests  in,  the
underlying  instruments.  The cash  flow on the  underlying  instruments  may be apportioned  among the newly issued  structured  securities to create securities with different investment characteristics,  such as varying maturities,  payment priorities  and interest rate  provisions,  and the extent of such payments made with  respect to  structured  securities  is dependent on the extent of the cash flow on the underlying instruments.

     With  respect  to  structured  products,   because  structured   securities
typically  involve no credit  enhancement,  their credit risk  generally will be equivalent  to that of the  underlying  instruments.  Investments  in structured
securities   are   generally  of  a  class  that  is  either   subordinated   or
unsubordinated to the right of payment of another class. Subordinated structured
securities   typically  have  higher  yields  and  present  greater  risks  than unsubordinated structured securities. Although a Fund's purchase of subordinated structured  products  would have  similar  economic  effect to that of borrowing against  the  underlying  securities,  the  purchase  will not be  deemed  to be leverage  for  purposes  of the  Fund's  limitations  related to  borrowing  and
leverage.   Structured  securities  are  typically  sold  in  private  placement transactions,  and  there is  currently  no  active  trading  market  for  these securities.

     A Fund may also invest in other types of  structured  products,  including, among  others,  baskets of credit  default  swaps  referencing  a  portfolio  of high-yield securities. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the  change in the  index  rate.  Because  they are  linked to their  underlying markets or securities,  investments in structured products generally are subject to greater  volatility than an investment  directly in the underlying  market or security. Total return on the structured product is derived by linking return to one or  more  characteristics  of the  underlying  instrument.  Because  certain structured products of the type in which a Fund may invest may involve no credit enhancement,  the credit risk of those  structured  products  generally would be equivalent to that of the underlying instruments.

     Certain  issuers of  structured  products  may be deemed to be  "investment companies"  as defined in the 1940 Act.  As a result,  a Fund's  investments  in these structured  products may be limited by the  restrictions  contained in the
1940  Act.   Structured   products  are  typically  sold  in  private  placement
transactions,  and there  may not be an active  trading  market  for  structured products. As a result, certain structured products in which the Fund invests may be deemed illiquid.

     Hybrid  Instruments.  Hybrid  instruments  combine  elements of  derivative contracts with those of another  security  (typically a fixed-income  security).
All or a portion of the  interest or principal  payable on a hybrid  security is determined  by  reference to changes in the price of an  underlying  asset or by reference to another benchmark (such as interest rates,  currency exchange rates or  indices).  Hybrid  instruments  also  include  convertible  securities  with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid  instruments  reflect a combination of the risks of investing in securities,  options,  futures and currencies,  and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail  significant risks in addition to those associated with traditional fixed income or convertible  securities.  Hybrid instruments are also potentially more volatile and carry  greater  interest rate risks than  traditional  instruments.
Moreover, depending on the structure of the particular hybrid, it may expose the
Fund to leverage risks or carry liquidity risks.

     Credit  Linked  Notes.  A credit  linked  note  ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note
Issuer")  that is intended  to  replicate  a  corporate  bond or a portfolio  of corporate bonds. The purchaser of the CLN (the "Note  Purchaser")  invests a par amount and receives a payment  during the term of the CLN that equals a fixed or floating  rate of interest  equivalent to a highly rated funded asset (such as a bank  certificate of deposit) plus an additional  premium that relates to taking on the credit risk of an identified bond (the "Reference  Bond").  Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note issuer,  if there is neither a  designated  event of default  (an  "Event of  Default")  with  respect  to the  Reference  Bond nor a restructuring of the issuer of the Reference Bond (a "Restructuring  Event"); or
(ii) the value of the Reference  Bond if an Event of Default or a  Restructuring
Event has  occurred.  Depending  upon the terms of the CLN, it is also  possible that the  Note  Purchaser  may be  required  to take  physical  delivery  of the
Reference Bond in the event of an Event of Default or a Restructuring Event.

     Foreign Currency-Related Derivative Strategies - Special Considerations.  A
Fund may use options  and  futures and options on futures on foreign  currencies and forward currency  contracts to hedge against  movements in the values of the foreign  currencies in which a Fund's  securities  are  denominated.  A Fund may engage in currency exchange  transactions to protect against  uncertainty in the level of future  exchange rates and may also engage in currency  transactions to increase income and total return. Such currency hedges can protect against price movements  in  a  security  the  Fund  owns  or  intends  to  acquire  that  are attributable to changes in the value of the currency in which it is denominated.
Such hedges do not,  however,  protect against price movements in the securities that are attributable to other causes.

     A Fund might  seek to hedge  against  changes in the value of a  particular currency  when no hedging  instruments  on that  currency are  available or such hedging  instruments are more expensive than certain other hedging  instruments.
In such cases,  a Fund may hedge  against  price  movements in that  currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies,  the values of which a Fund's advisor or a subadvisor believes  will have a high  degree of positive  correlation  to the value of the currency  being  hedged.  The risk that  movements  in the price of the  hedging instrument  will not  correlate  perfectly  with  movements  in the price of the currency being hedged is magnified when this strategy is used.

     The value of derivative  instruments on foreign  currencies  depends on the value of the underlying  currency  relative to the U.S. dollar.  Because foreign
currency   transactions   occurring  in  the  interbank   market  might  involve
substantially  larger  amounts  than those  involved in the use of such  hedging instruments,  a Fund  could be  disadvantaged  by  having to deal in the odd lot market  (generally  consisting of  transactions of less than $1 million) for the underlying  foreign  currencies at prices that are less favorable than for round lots.

     There is no  systematic  reporting  of last sale  information  for  foreign currencies or any  regulatory  requirement  that  quotations  available  through dealers or other market sources be firm or revised on a timely basis.  Quotation information  generally  is  representative  of very  large  transactions  in the interbank  market and thus might not reflect  odd-lot  transactions  where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock  market.  To the extent the U.S.  options or futures markets are closed while the markets for the underlying currencies remain open,  significant price and rate movements might take place in the underlying  markets that cannot be reflected in the markets for the derivative instruments until they reopen.

     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make  delivery of the  underlying  foreign currency  in  accordance  with any U.S.  or foreign  regulations  regarding  the maintenance  of foreign  banking  arrangements  by U.S.  residents  and might be required  to pay any  fees,  taxes and  charges  associated  with such  delivery assessed in the issuing country.

     Permissible  foreign currency options will include options traded primarily in the OTC market.  Although options on foreign  currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's advisor or subadvisor believes a liquid secondary market will exist for a particular option at any specific time.

EQUITY LINKED SECURITIES

     Equity-linked  securities can be either equity or debt securities that call for  interest  payments  and/or  payment at maturity in  different  terms than a typical note where the borrower  agrees to make fixed  interest  payments and to pay a fixed sum at maturity.  Principal  and/or interest  payments depend on the performance  of an underlying  stock,  index,  or a weighted  index of commodity futures such as crude oil, gasoline and natural gas.

     At  maturity,  the  principal  amount  of  the  equity-linked  security  is exchanged for common stock of the issuer or is payable in an amount based on the issuer's  common stock price at the time of maturity.  Equity-linked  securities
include  issues  such  as  Structured  Yield  Product   Exchangeable  for  Stock
(STRYPES),  Trust Automatic Common Exchange  Securities  (TRACES),  Trust Issued
Mandatory Exchange  Securities  (TIMES),  and Trust Enhanced Dividend Securities
(TRENDS).  The issuers of these equity-linked  securities generally purchase and hold a portfolio of stripped U.S.  Treasury  securities  maturing on a quarterly basis  through the  conversion  date,  and a forward  purchase  contract with an existing  shareholder  of the company  relating to the common  stock.  Quarterly distributions on such  equity-linked  securities  generally  consist of the cash
received  from  the  U.S.  Treasury  securities  and  equity-linked   securities
generally are not entitled to any  dividends  that may be declared on the common stock.

     Investments  in  "linked"   securities   have  the  potential  to  lead  to
significant losses because of unexpected  movements in the underlying  financial asset,  index,  currency or other  investment.  The ability of a Fund to utilize linked-securities  successfully  will depend on its ability correctly to predict pertinent market  movements,  which cannot be assured.  Because  currency-linked securities usually relate to foreign  currencies,  some of which may be currency from emerging market  countries,  there are certain  additional risks associated with such investments.

EXCHANGE TRADED FUNDS (See Investment Company Securities)

FLOATING AND VARIABLE RATE INSTRUMENTS

     Floating or variable rate  obligations  bear interest at rates that are not fixed, but vary with changes in specified  market rates or indices,  such as the prime rate,  or at  specified  intervals.  The  interest  rate on  floating-rate securities  varies with  changes in the  underlying  index (such as the Treasury bill rate),  while the interest rate on variable or adjustable  rate  securities changes at preset times based upon an underlying index.  Certain of the floating or variable  rate  obligations  that may be  purchased  by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand  instruments  purchased by a Fund may not be traded in a secondary  market and derive  their  liquidity  solely  from the  ability of the holder to demand  repayment  from the  issuer or third  party  providing  credit support.  If a demand instrument is not traded in a secondary  market,  the Fund will nonetheless  treat the instrument as "readily  marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument  will be  characterized  as "not readily  marketable"  and  therefore illiquid.

     Such  obligations  include  variable rate master  demand  notes,  which are unsecured instruments issued pursuant to an agreement between the issuer and the holder  that  permit the  indebtedness  thereunder  to vary and to  provide  for periodic  adjustments  in the interest  rate. A Fund will limit its purchases of floating and  variable  rate  obligations  to those of the same quality as it is otherwise allowed to purchase. A Fund's advisor or subadvisor will monitor on an ongoing  basis the ability of an issuer of a demand  instrument to pay principal and interest on demand.

     A Fund's  right to obtain  payment at par on a demand  instrument  could be affected by events occurring  between the date the Fund elects to demand payment and the date  payment is due that may  affect  the  ability of the issuer of the instrument  or third party  providing  credit  support to make payment when due, except when such demand  instruments  permit same day settlement.  To facilitate settlement,  these same day demand instruments may be held in book entry form at a bank  other  than a  Fund's  custodian  subject  to a  subcustodian  agreement approved by the Fund between that bank and the Fund's custodian.

FOREIGN COMMERCIAL PAPER

     A Fund may invest in commercial  paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal  amount is adjusted  upwards or downwards  (but not below zero) at maturity to reflect  changes in the exchange rate between two  currencies  while the obligation is outstanding.  A Fund will purchase such commercial  paper with the currency in which it is denominated and, at maturity,  will receive interest and principal  payments  thereon in that  currency,  but the amount or principal payable by the issuer at maturity  will change in  proportion  to the change (if any) in the exchange rate between two specified  currencies between the date the instrument is issued and the date the instrument matures.  While such commercial paper entails the risk of loss of principal,  the potential for realizing  gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or  cross-hedge  against  a  decline  in the U.S.  dollar  value of  investments denominated in foreign  currencies  while  providing an attractive  money market rate of return.  A Fund will purchase such  commercial  paper either for hedging purposes  or in order to seek  investment  gain.  The  Funds  believe  that such investments  do not  involve  the  creation  of  such  a  senior  security,  but nevertheless will establish a segregated account with respect to its investments in this  type of  commercial  paper and to  maintain  in such  account  cash not available  for  investment  or other liquid  assets  having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

FOREIGN CURRENCIES  (See Derivative Instruments.)

FOREIGN SECURITIES

     Investing in foreign  securities  (including  through the use of depositary receipts)  involves  certain  special  considerations  which  typically  are not associated  with  investing in United States  securities.  Since  investments in foreign  companies  will  frequently be denominated in the currencies of foreign countries (these securities are translated into U.S. dollars on a daily basis in order to value a Fund's shares),  and since a Fund may hold securities and funds in foreign  currencies,  a Fund may be  affected  favorably  or  unfavorably  by changes in currency rates and in exchange control  regulations,  if any, and may incur costs in connection  with  conversions  between various  currencies.  Most foreign stock markets,  while growing in volume of trading  activity,  have less volume  than  the New  York  Stock  Exchange,  and  securities  of some  foreign companies  are less  liquid and more  volatile  than  securities  of  comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United  States  and, at times,  volatility  of price can be greater  than in the United  States.  Fixed  commissions  on foreign  securities exchanges  are generally  higher than  negotiated  commissions  on United States exchanges,  although  each Fund  endeavors  to achieve  the most  favorable  net results  on its  portfolio  transactions.  There is  generally  less  government supervision and regulation of securities exchanges, brokers and listed companies in foreign  countries  than in the United States.  In addition,  with respect to certain  foreign  countries,  there  is  the  possibility  of  exchange  control restrictions, expropriation or confiscatory taxation, and political, economic or
social   instability,   which  could  affect  investments  in  those  countries.
Expropriation  of assets refers to the  possibility  that a country's  laws will prohibit  the  return  to the  United  States  of any  monies,  which a Fund has invested in the country. Foreign securities,  such as those purchased by a Fund, may be  subject to foreign  government  taxes,  higher  custodian  fees,  higher brokerage  costs and  dividend  collection  fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in  various  respects,  including  growth of gross  domestic  product,  rates of
inflation,    currency    depreciation,    capital    reinvestment,     resource
self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time,  foreign  securities may be difficult to liquidate rapidly without adverse price effects.

     Investment in Companies in Developing Market Countries.  Investments may be
made from time to time in companies in developing market countries as well as in developed countries.  Although there is no universally  accepted  definition,  a developing  country  is  generally  considered  to be a country  which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to  unstable  governments,  economies  based  on  only  a  few  industries,  and securities markets which trade a small number of securities.  Securities markets of developing  countries  tend to be more volatile than the markets of developed countries;  however,  such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and  liquidity of  investments  in  developing  countries  may be affected favorably or unfavorably by political,  economic, fiscal, regulatory or other  developments  in the  particular  countries or neighboring  regions.  The extent  of  economic  development,  political  stability  and  market  depth  of different  countries  varies  widely.  Certain  countries  in the  Asia  region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand,
and Vietnam  are either  comparatively  underdeveloped  or are in the process of becoming  developed.  Such investments  typically  involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing  countries are substantially  smaller, less liquid and more  volatile than the major  securities  markets in the United
States. A high proportion of the shares of many issuers may be held by a limited number of  persons  and  financial  institutions,  which may limit the number of shares  available for investment by a Fund.  Similarly,  volume and liquidity in the bond markets in developing countries are less than in the United States and, at times,  price  volatility can be greater than in the United States. A limited number of issuers in developing  countries'  securities  markets may represent a disproportionately large percentage of market capitalization and trading volume.
The limited  liquidity of securities  markets in  developing  countries may also affect the Fund's  ability to acquire or dispose of  securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid  securities.  Conversely,  the
Fund's inability to dispose fully and promptly of positions in declining markets will  cause the  Fund's  net asset  value to  decline as the value of the unsold positions  is  marked  to lower  prices.  In  addition,  securities  markets  in developing  countries are  susceptible  to being  influenced by large  investors trading significant blocks of securities.

     Political and economic  structures in many such countries may be undergoing significant  evolution and rapid  development,  and such  countries may lack the social,  political and economic  stability  characteristic of the United States.
Certain of such countries have in the past failed to recognize  private property rights  and have at times  nationalized  or  expropriated  the assets of private companies.  As a  result,  the risks  described  above,  including  the risks of nationalization  or  expropriation  of assets,  may be heightened.  In addition, unanticipated  political  or social  developments  may  affect  the value of the
Fund's  investments  in  those  countries  and the  availability  to the Fund of additional investments in those countries.

     Economies of developing  countries may differ favorably or unfavorably from the United States'  economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment,  resource self-sufficiency and balance of payments  position.  As  export-driven  economies,  the  economies of countries in the Asia Region are affected by  developments  in the  economies of their  principal  trading  partners.  Certain  countries  have  limited  natural resources,  resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain  developing  countries do not have  comprehensive  systems of laws, although substantial changes have occurred in many such countries in this regard in recent years.  Laws regarding  fiduciary duties of officers and directors and the protection of shareholders  may not be well  developed.  Even where adequate law exists in such  developing  countries,  it may be impossible to obtain swift and equitable  enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity  exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary  Receipts. A Fund may invest in foreign securities by purchasing depositary receipts,  including American Depositary Receipts ("ADRs"),  European
Depositary  Receipts ("EDRs") and Global  Depositary  Receipts ("GDRs") or other securities  convertible  into securities of issuers based in foreign  countries.
These  securities may not necessarily be denominated in the same currency as the securities  which they  represent.  Generally,  ADRs,  in registered  form,  are denominated  in U.S.  dollars and are  designed  for use in the U.S.  securities markets,  GDRs,  in bearer  form,  are issued and  designed  for use outside the
United  States and EDRs (also  referred to as  Continental  Depositary  Receipts
("CDRs")),  in bearer  form,  may be  denominated  in other  currencies  and are designed for use in European  securities  markets.  ADRs are receipts  typically issued by a U.S. bank or trust company  evidencing  ownership of the  underlying securities.  EDRs are European receipts evidencing a similar  arrangement.  GDRs are receipts  typically  issued by non-United  States banks and trust  companies that evidence ownership of either foreign or domestic  securities.  For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or
EDR representing ownership of common stock will be treated as common stock.

     A  Fund  may  invest  in  depositary   receipts   through   "sponsored"  or
"unsponsored" facilities. While depositary receipts issued under these two types of facilities are in some respects similar,  there are distinctions between them relating to the rights and  obligations  of depositary  receipt  holders and the practices of market participants.

     A depositary may establish an unsponsored facility without participation by
(or  even   necessarily  the  acquiescence  of)  the  issuer  of  the  deposited securities, although typically the depositary requests a letter of non-objection from  such  issuer  prior  to the  establishment  of the  facility.  Holders  of unsponsored ADRs generally bear all the costs of such facilities. The depositary
usually   charges  fees  upon  the  deposit  and  withdrawal  of  the  deposited securities,  the conversion of dividends into U.S.  dollars,  the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited  securities.  In addition,  an unsponsored  facility is generally not  obligated to  distribute  communications received  from the issuer of the deposited  securities  or to disclose  material information  about  such  issuer  in  the  U.S.  and  thus  there  may  not be a correlation  between such  information  and the market  value of the  depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored  ADR  facilities  are  created in  generally  the same  manner as unsponsored  facilities,  except  that the  issuer of the  deposited  securities enters into a deposit agreement with the depositary.  The deposit agreement sets out the rights and  responsibilities of the issuer, the depositary,  and the ADR holders.  With  sponsored  facilities,  the issuer of the  deposited  securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the  depositary),  although ADR holders continue to bear certain other  costs  (such as deposit  and  withdrawal  fees).  Under the terms of most sponsored arrangements,  depositories agree to distribute notices of shareholder meetings and voting instructions,  and to provide shareholder communications and other  information  to the ADR  holders  at the  request  of the  issuer  of the deposited securities.

     Foreign  Sovereign  Debt.  Certain  Funds  may  invest  in  sovereign  debt obligations issued by foreign governments.  To the extent that a Fund invests in obligations issued by developing or emerging markets,  these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial  banks,  other  governments, international financial  organizations and other financial  institutions.  These obligors  have in the past  experienced  substantial  difficulties  in servicing their external debt  obligations,  which led to defaults on certain  obligations and the restructuring of certain indebtedness.  Restructuring  arrangements have included,  among other things,  reducing and rescheduling interest and principal
payments  by  negotiating  new  or  amended  credit   agreements  or  converting
outstanding  principal  and unpaid  interest  to Brady  Bonds (see  below),  and obtaining new credit for finance interest  payments.  Holders of certain foreign sovereign debt  securities may be requested to participate in the  restructuring of such  obligations and to extend further loans to their issuers.  There can be no assurance  that the foreign  sovereign  debt  securities  in which a Fund may invest will not be subject to similar restructuring  arrangements or to requests for new credit  which may  adversely  affect the Fund's  holdings.  Furthermore, certain  participants  in the  secondary  market  for such debt may be  directly involved in negotiating the terms of these  arrangements  and may therefore have access to information not available to other market participants.

FORWARD CURRENCY CONTRACTS

     A forward  currency  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract agreed upon by the parties,  at a price set at the time of the  contract.  These  contracts  are entered  into in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward  contract,  a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual  obligation to deliver the currency by purchasing  a second  contract.  If a Fund  retains the  portfolio  security and engages in an offsetting transaction,  the Fund, at the time of execution of the offsetting transaction,  will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

     The precise matching of forward currency  contract amounts and the value of the securities involved generally will not be possible because the value of such securities,  measured in the  foreign  currency,  will change  after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell  foreign  currencies  in the spot (cash)  market to the extent such foreign currencies  are not covered by forward  contracts.  The projection of short-term currency market movements is extremely  difficult,  and the successful execution of a short-term hedging strategy is highly uncertain.

     Currency Hedging. While the values of forward currency contracts,  currency options,  currency  futures and options on futures may be expected to  correlate with  exchange  rates,  they will not reflect  other factors that may affect the value of a Fund's investments.  A currency hedge, for example,  should protect a
Yen-denominated  bond  against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's  investments  denominated  in foreign  currency will change in response to many factors other than exchange  rates, a currency hedge may not be entirely  successful in mitigating  changes in the value of a Fund's investments denominated in that currency over time.

     A  decline  in the  dollar  value of a foreign  currency  in which a Fund's securities are denominated will reduce the dollar value of the securities,  even if their value in the foreign  currency  remains  constant.  The use of currency hedges  does  not  eliminate  fluctuations  in  the  underlying  prices  of  the securities, but it does establish a rate of exchange that can be achieved in the future.  In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency.  If the value of the currency does decline,  the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset,  in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which  securities  to be acquired are  denominated is projected,  thereby  potentially  increasing the cost of the securities,  a Fund may purchase call options on the  particular  currency.  The purchase of these options could offset,  at least partially,  the effects of the adverse movements in exchange rates.  Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency,  at the same time, they also limit any potential gain that might result should the value of the currency increase.

     A Fund may enter into foreign currency  exchange  transactions to hedge its currency  exposure in specific  transactions or portfolio  positions or, in some
instances,   to  adjust  its  currency   exposure  relative  to  its  benchmark.
Transaction  hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio  securities.  Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

FUTURES (See Derivative Instruments.)

GUARANTEED INVESTMENT CONTRACTS (FUNDING AGREEMENTS)

     Guaranteed   investment   contracts,   or  funding  agreements,   are  debt
instruments issued by insurance  companies.  Pursuant to such contracts,  a Fund may make cash contributions to a deposit fund of the insurance company's general account.  The insurance  company then credits to a Fund payments at  negotiated, floating or fixed  interest  rates. A Fund will purchase  guaranteed  investment contracts  only from issuers that, at the time of purchase,  meet certain credit and quality standards.

     Investing in guaranteed  investment  contracts is subject to certain risks.
In general,  guaranteed  investment contracts are not assignable or transferable without  the  permission  of the  issuing  insurance  companies,  and an  active secondary market does not exist for these investments.  In addition,  the issuer may not be able to pay the  principal  amount to a Fund on seven days  notice or less, at which time the investment may be considered  illiquid under  applicable
SEC regulatory guidance and subject to certain restrictions.

INDEX OR LINKED SECURITIES

     Indexed  and  Inverse  Floating  Rate  Securities.  A Fund  may  invest  in securities that provide a potential  return based on a particular index of value or  interest  rates.  For  example,  a Fund may  invest in  securities  that pay interest based on an index of interest rates.  The principal amount payable upon maturity of certain  securities  also may be based on the value of the index. To the extent a Fund invests in these types of securities,  a Fund's return on such securities will rise and fall with the value of the particular  index:  that is, if the value of the index falls, the value of the indexed  securities owned by a
Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

     A Fund may  also  invest  in  so-called  "inverse  floaters"  or  "residual interest  bonds" on which the interest rates vary inversely with a floating rate
(which may be reset  periodically by a dutch auction, a remarketing agent, or by reference to a short-term  tax-exempt  interest rate index). A Fund may purchase synthetically-created  inverse  floating  rate bonds  evidenced  by custodial or trust receipts.  Generally,  income on inverse floating rate bonds will decrease when interest rates  increase,  and will increase when interest rates  decrease.
Such  securities  have the effect of providing a degree of investment  leverage, since they may  increase or  decrease  in value in  response  to changes,  as an illustration,  in market interest rates at a rate that is a multiple  (typically two) of the rate at which fixed-rate securities increase or decrease in response to such  changes.  As a  result,  the  market  values  of such  securities  will generally be more volatile than the market values of fixed-rate  securities.  To seek to limit the volatility of these  securities,  a Fund may purchase  inverse
floating   obligations  that  have  shorter-term   maturities  or  that  contain
limitations  on the  extent  to  which  the  interest  rate  may  vary.  Certain investments in such  obligations  may be illiquid.  A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes,  indexed and inverse securities  involve  correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse  movement in the  underlying  index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

     Credit Linked Securities.  Among the income producing securities in which a
Fund may  invest  are credit  linked  securities,  which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets.  For instance,  a Fund may invest in credit linked securities as a cash management  tool in order to gain exposure to a certain  market and/or to remain fully  invested  when  more  traditional  income  producing  securities  are not available.

     Like an investment in a bond, investments in these credit linked securities represent  the  right  to  receive  periodic  income  payments  (in the  form of distributions)  and payment of principal at the end of the term of the security.
However,  these  payments are  conditioned  on the issuer's  receipt of payments from,  and the issuer's  potential  obligations  to, the  counterparties  to the derivative  instruments and other  securities in which the issuer  invests.  For instance,  the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments  over the term of the swap  agreements provided  that no event of default has occurred  with respect to the  referenced debt  obligation upon which the swap is based. If a default occurs the stream of payments may stop and the issuer would be obligated to pay the  counterparty the par value (or other agreed upon value) of the referenced debt obligation.  This, in turn,  would  reduce  the amount of income  and  principal  that a Fund would receive. A Fund's investments in these instruments are indirectly subject to the risks associated with derivative  instruments,  including,  among others, credit risk,  default or similar  event risk,  counterparty  risk,  interest rate risk, leverage risk and management risk.  These  securities  generally are exempt from registration  under the  Securities  Act of 1933.  Accordingly,  there may be no established  trading market for the securities and they may constitute  illiquid investments.

     Index-,   Currency-  and   Equity-Linked   Securities.   "Index-linked"  or
"commodity-linked" notes are debt securities of companies that call for interest payments  and/or  payment at maturity in  different  terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity.  Principal and/or interest  payments on an index-linked note depend on the performance of one or more market indices, such as the S & P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas.
At maturity, the principal amount of an equity-linked debt security is exchanged for common  stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity.  Currency-linked debt securities are short-term or intermediate-term  instruments having a value at maturity,  and/or an interest  rate,  determined  by reference to one or more foreign  currencies.
Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

     Index and  currency-linked  securities may entail  substantial  risks. Such instruments may be subject to significant price volatility.  The company issuing the  instrument  may fail to pay the  amount  due on  maturity.  The  underlying investment  or security  may not perform as  expected by the  Advisor.  Markets, underlying  securities  and  indexes  may  move  in a  direction  that  was  not anticipated by the Advisor.  Performance of the derivatives may be influenced by interest  rate and other  market  changes in the United  States and abroad,  and certain derivative instruments may be illiquid.

INVESTMENT COMPANY SECURITIES

     As permitted by the 1940 Act, a Fund may generally  invest up to 10% of its total assets,  calculated at the time of investment,  in the securities of other open-end or closed-end investment  companies.  No more than 5% of a Fund's total assets may be invested in the securities of any one  investment  company nor may it  acquire  more  than 3% of the  voting  securities  of any  other  investment company.  Notwithstanding  these  restrictions,  the Fund may invest any amount, pursuant  to Rule  12d1-1  under the 1940 Act,  in  affiliated  or  unaffiliated investment  companies that hold themselves out as "money market funds" and which operate  in  accordance  with  Rule  2a-7  under  the 1940  Act.  The Fund  will indirectly  bear its  proportionate  share  of any  management  fees  paid by an investment company in which it invests in addition to the advisory fee paid by a
Fund.  Some of the  countries  in which a Fund may invest may not permit  direct investment  by outside  investors.  Investments  in such  countries  may only be
permitted   through   foreign   government-approved   or   government-authorized
investment vehicles, which may include other investment companies.

LENDING PORTFOLIO SECURITIES

     A Fund may lend its  portfolio  securities  to  brokers,  dealers and other financial  institutions,  provided it receives  collateral,  with respect to the loan of U.S.  securities,  equal to at least 102% of the value of the  portfolio securities  loaned,  and with respect to each such loan of non-U.S.  securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times  thereafter  shall  require  the  borrower  to mark to market  such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio  securities  so loaned.  By lending its portfolio  securities,  the Fund can increase its income through the investment  of the cash  collateral.  For the purposes of this policy,  the Fund considers collateral  consisting of cash, U.S. government  securities or letters of credit issued by banks whose  securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing  broker," a part of the  interest  earned from the  investment  of collateral received for securities loaned.

     The SEC  currently  requires  that  the  following  conditions  must be met whenever portfolio  securities are loaned: (1) a Fund must receive at least 100%
cash  collateral  of the type  discussed  in the  preceding  paragraph  from the borrower;  (2) the borrower must increase  such  collateral  whenever the market value of the securities  loaned rises above the level of such collateral;  (3) a
Fund must be able to  terminate  the loan at any time;  (4) a Fund must  receive reasonable  interest on the loan,  as well as any  dividends,  interest or other distributions  payable  on the loaned  securities,  and any  increase  in market value; (5) a Fund may pay only reasonable  custodian fees in connection with the loan;  and (6) while any voting rights on the loaned  securities may pass to the borrower,  a Fund's  board of trustees  must be able to  terminate  the loan and regain the right to vote the securities if a material event adversely  affecting the investment occurs.  These conditions may be subject to future  modification.
Loan  agreements  involve certain risks in the event of default or insolvency of the other  party  including  possible  delays or  restrictions  upon the  Fund's ability to recover the loaned  securities or dispose of the  collateral  for the loan.

     The cash  collateral  received  from a  borrower  as a  result  of a Fund's securities  lending  activities  will  be  used to  purchase  both  fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or  floating  rate  basis,  including:  bank  obligations;
commercial  paper;  investment  agreements,  funding  agreements,  or guaranteed investment  contracts entered into with, or guaranteed by an insurance  company;
loan participations; master notes; medium term notes; repurchase agreements; and
U.S.  government  securities.  Except  for the  investment  agreements,  funding agreements  or  guaranteed  investment  contracts  guaranteed  by  an  insurance company,  master notes, and medium term notes (which are described below), these types of investments are described in elsewhere in the SAI.  Collateral may also be  invested  in a money  market  investment  company or  short-term  collective investment trust.

     Investment  agreements,   funding  agreements,   or  guaranteed  investment
contracts  entered  into  with,  or  guaranteed  by  an  insurance  company  are agreements where an insurance  company either provides for the investment of the
Fund's  assets or may  provide  for a minimum  guaranteed  rate of return to the investor.

     Master notes are promissory  notes issued usually with large,  creditworthy broker-dealers  on either a fixed rate or floating rate basis.  Master notes may or may not be  collateralized  by underlying  securities.  If the master note is issued by an  unrated  subsidiary  of a  broker-dealer,  then the  unconditional guarantee is provided by the issuer's parent.

     Medium  term  notes are  unsecured,  continuously  offered  corporate  debt obligations.  Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending  collateral,  the maturity of the medium term note will not generally exceed two years.

LOAN PARTICIPATIONS AND ASSIGNMENTS

     Loan  Participations  typically  will result in a Fund having a contractual relationship only with the lender,  not with the borrower.  A Fund will have the right to receive  payments of  principal,  interest  and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan
Participations, a Fund generally will have no right to enforce compliance by the borrower  with the terms of the loan  agreement  relating  to the loan,  nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral  supporting the loan in which it has purchased the Participation.
As a result,  a Fund will  assume the credit risk of both the  borrower  and the lender that is selling the Participation.  In the event of the insolvency of the lender selling a  Participation,  a Fund may be treated as a general creditor of the lender  and may not  benefit  from any  set-off  between  the lender and the
borrower.   A  Fund  will  acquire  Loan   Participations  only  if  the  lender
interpositioned  between  the  Fund  and  the  borrower  is  determined  by  the applicable  advisor or  subadvisor  to be  creditworthy.  When a Fund  purchases
Assignments  from  lenders,  the Fund will  acquire  direct  rights  against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

     A  Fund  may   have   difficulty   disposing   of   Assignments   and  Loan
Participations.  Because the market for such  instruments  is not highly liquid, the Fund  anticipates  that  such  instruments  could be sold  only to a limited number of institutional  investors. The lack of a highly liquid secondary market may have an  adverse  impact on the value of such  instruments  and will have an adverse  impact on the Fund's  ability to dispose of particular  Assignments  or
Loan   Participations  in  response  to  a  specific  economic  event,  such  as deterioration in the creditworthiness of the borrower.

     In valuing a Loan  Participation  or Assignment  held by a Fund for which a secondary  trading market  exists,  the Fund will rely upon prices or quotations provided  by banks,  dealers or  pricing  services.  To the  extent a  secondary trading market does not exist,  the Fund's Loan  Participations  and Assignments will be valued in accordance with  procedures  adopted by the Board of Trustees, taking into consideration,  among other factors: (i) the creditworthiness of the borrower under the loan and the lender;  (ii) the current interest rate;  period until next rate  reset and  maturity  of the loan;  (iii)  recent  prices in the market for similar loans;  and (iv) recent prices in the market for  instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

     A Fund may engage in reverse repurchase  agreements to facilitate portfolio liquidity,  a practice  common in the mutual  fund  industry,  or for  arbitrage transactions  discussed below. In a reverse repurchase  agreement,  a Fund would sell a security  and enter into an  agreement  to  repurchase  the security at a specified future date and price. A Fund generally  retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse  repurchase  agreement,  it may be  considered  a borrowing  (see
"Borrowing").  When required by guidelines of the SEC, a Fund will  segregate or earmark  permissible  liquid assets to secure its  obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain  segregated  or earmarked  liquid assets with an approved custodian having a value not less than the repurchase  price (including  accrued interest).  The segregated or earmarked  liquid assets will be  marked-to-market daily and additional  assets will be segregated or earmarked on any day in which the assets fall below the  repurchase  price (plus accrued  interest).  A Fund's liquidity  and ability to manage its assets might be affected when it sets aside cash or  portfolio  securities  to cover such  commitments.  Reverse  repurchase agreements involve the risk that the market value of the securities  retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase  agreement files for bankruptcy or becomes  insolvent,  such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's  obligation to repurchase the securities,  and the Fund's use of  the  proceeds  of  the  reverse  repurchase  agreement  may  effectively  be
restricted  pending  such  determination.   Reverse  repurchase  agreements  are
considered to be borrowings under the 1940 Act.

     Mortgage  dollar  rolls  are  arrangements  in  which  a  Fund  would  sell mortgage-backed  securities for delivery in the current month and simultaneously contract to purchase  substantially  similar  securities  on a specified  future
date.   While  a  Fund  would  forego   principal   and  interest  paid  on  the
mortgage-backed securities during the roll period, the Fund would be compensated by the  difference  between the current  sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale.  A Fund also  could be  compensated  through  the  receipt  of fee  income equivalent  to a lower  forward  price.  At the time the Fund would enter into a mortgage  dollar  roll,  it would  set  aside  permissible  liquid  assets  in a segregated  account to secure its obligation  for the forward  commitment to buy mortgage-backed  securities.  Depending on whether the  segregated  or earmarked assets  are cash  equivalent  or some  other  type of  security,  entering  into mortgage  dollar  rolls  may  subject  the  Fund  to  additional  interest  rate sensitivity.  If the segregated or earmarked  assets are cash  equivalents  that mature prior to the mortgage dollar roll settlement,  there is little likelihood that the  sensitivity  will  increase;  however,  if the segregated or earmarked assets are subject to interest  rate risk  because they settle  later,  then the
Fund's  interest  rate   sensitivity   could  increase.   Mortgage  dollar  roll
transactions may be considered a borrowing by the Funds. (See "Borrowing")

     Mortgage  dollar  rolls and reverse  repurchase  agreements  may be used as arbitrage  transactions in which a Fund will maintain an offsetting  position in investment  grade debt  obligations or repurchase  agreements  that mature on or before  the  settlement  date on the  related  mortgage  dollar  roll or reverse repurchase  agreements.  Since a Fund will receive interest on the securities or repurchase  agreements  in which  it  invests  the  transaction  proceeds,  such transactions may involve leverage.  However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement,  the Fund's advisor or subadvisor believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

MUNICIPAL SECURITIES

     Municipal  securities  include  debt  obligations  issued  by  governmental entities to obtain funds for various public  purposes,  such as the construction of a wide range of public facilities,  the refunding of outstanding obligations, the payment of general operating  expenses,  and the extension of loans to other public institutions and facilities.

     Other types of municipal  securities  include short-term General Obligation
Notes, Tax Anticipation  Notes, Bond Anticipation  Notes,  Revenue  Anticipation
Notes, Project Notes,  Tax-Exempt Commercial Paper,  Construction Loan Notes and
other forms of short-term  tax-exempt  loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

     Project Notes are issued by a state or local housing agency and are sold by the  Department of Housing and Urban  Development.  While the issuing agency has the primary  obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States  through  agreements  with the issuing authority which provide that, if required,  the federal  government will lend the issuer an amount equal to the  principal of and interest on the Project
Notes.

     The two  principal  classifications  of  municipal  securities  consist  of
"general  obligation"  and  "revenue"  issues.  A Fund may also  acquire  "moral obligation"  issues,  which are normally issued by special purpose  authorities.
There are, of course,  variations in the quality of municipal  securities,  both within a particular  classification and between classifications,  and the yields on  municipal  securities  depend  upon a  variety  of  factors,  including  the financial  condition of the issuer,  general  conditions of the  municipal  bond market,  the size of a particular  offering,  the maturity of the obligation and the rating of the issue.  Ratings  represent  the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized,  however, that ratings are general and are not absolute standards of quality,  and municipal securities with the same  maturity,  interest  rate and rating may have  different  yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield.  Subsequent to purchase,  an issue of municipal securities  may cease to be rated or its rating may be reduced below the minimum rating  required  for  purchase.  The  advisor  will  consider  such an event in determining whether the Fund should continue to hold the obligation.

     An issuer's  obligations under its municipal  securities are subject to the provisions of  bankruptcy,  insolvency,  and other laws affecting the rights and remedies of creditors,  such as the federal  bankruptcy  code, and laws, if any, which may be enacted by Congress or state  legislatures  extending  the time for payment of principal or interest,  or both, or imposing other  constraints  upon the  enforcement of such  obligations or upon the ability of  municipalities  to levy taxes.  The power or ability of an issuer to meet its  obligations  for the payment  of  interest  on and  principal  of  its  municipal  securities  may be materially adversely affected by litigation or other conditions.

OBLIGATIONS OF SUPRANATIONAL AGENCIES

The Funds may invest in the obligations of supranational agencies. Supranational agencies rely on  participating  countries (which may include the United States)
for  funds.   Some   supranationals,   such  as  the   International   Bank  for
Reconstruction and Development (the "World Bank"), have the right to borrow from participating countries,  including the United States. Other supranationals must request  funds from  participating  countries;  however,  such  requests may not always be honored. Moreover, the securities of supranational agencies, depending on where and how they are issued, may be subject to some of the risks associated with investments in foreign securities.

PREFERRED STOCK

     Preferred  stocks,  like  debt  obligations,   are  generally  fixed-income
securities.  Shareholders of preferred stocks normally have the right to receive dividends  at a fixed  rate  when  and as  declared  by the  issuer's  board  of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative  dividends  usually must be paid prior to  shareholders of common stock  receiving any dividends.  Because  preferred stock dividends must be paid before common stock dividends,  preferred stocks generally entail less risk than common stocks.  Upon  liquidation,  preferred stocks are entitled to a specified liquidation preference,  which is generally the same as the par or stated value, and are  senior in right of  payment  to common  stock.  Preferred  stocks  are, however,  equity  securities in the sense that they do not represent a liability of the issuer and,  therefore,  do not offer as great a degree of  protection of capital or assurance  of  continued  income as  investments  in  corporate  debt securities.  Preferred  stocks generally are subordinated in right of payment to all debt  obligations  and creditors of the issuer,  and  convertible  preferred stocks may be subordinated to other preferred stock of the same issuer.

REAL ESTATE INVESTMENT TRUSTS

     Although no Fund will invest in real estate directly,  a Fund may invest in securities  of real estate  investment  trusts  ("REITs")  and other real estate industry companies or companies with substantial real estate investments and, as a result,  such Fund may be subject  to certain  risks  associated  with  direct ownership  of real  estate and with the real estate  industry in general.  These risks  include,  among  others:  possible  declines in the value of real estate;
possible  lack  of  availability  of  mortgage  funds;   extended  vacancies  of
properties;   risks   related  to  general   and  local   economic   conditions;
overbuilding;  increases in competition,  property taxes and operating expenses;
changes in zoning laws;  costs  resulting from the clean-up of, and liability to third parties for damages resulting from,  environmental  problems;  casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters;  limitations  on and  variations  in rents;  and  changes in interest rates.

     REITs are pooled  investment  vehicles  which  invest  primarily  in income producing  real  estate or real estate  related  loans or  interests.  REITs are generally  classified as equity REITs,  mortgage  REITs or hybrid REITs.  Equity
REITs invest the majority of their assets  directly in real  property and derive income  primarily  from the  collection of rents.  Equity REITs can also realize capital gains by selling  properties  that have  appreciated in value.  Mortgage
REITs invest the majority of their  assets in real estate  mortgages  and derive income  from the  collection  of interest  payments.  Hybrid  REITs  combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on
income   distributed   to   shareholders   provided  they  comply  with  several
requirements of the Internal Revenue Code, as amended (the "Code").

REPURCHASE AGREEMENTS

     In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain  non-bank dealers by a Fund, the Fund's custodian,  or a  subcustodian,  will  have  custody  of,  and  will  hold  in a
segregated  account,   securities  acquired  by  the  Fund  under  a  repurchase
agreement.  Repurchase  agreements  are  contracts  under  which  the buyer of a security  simultaneously  commits  to resell  the  security  to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the  Securities  and  Exchange  Commission  (the "SEC") to be loans by the Fund.
Repurchase agreements may be entered into with respect to securities of the type in which  the Fund may  invest  or  government  securities  regardless  of their remaining  maturities,  and will require that additional securities be deposited with the  Fund's  custodian  or  subcustodian  if the  value  of the  securities purchased  should  decrease  below their  resale  price.  Repurchase  agreements involve  certain risks in the event of default or insolvency by the other party, including  possible delays or  restrictions  upon a Fund's ability to dispose of the underlying  securities,  the risk of a possible  decline in the value of the underlying  securities  during  the  period in which a Fund  seeks to assert its rights to them, the risk of incurring  expenses  associated with asserting those rights  and the risk of losing  all or part of the  income  from the  repurchase agreement.  A Fund's advisor or subadvisor reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

     A Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities,  including  repurchase  agreements which have a maturity of longer  than seven  days,  time  deposits  maturing  in more than seven days and securities  that are  illiquid  because of the  absence  of a readily  available market or legal or contractual  restrictions on resale or other factors limiting the marketability of the security.  Repurchase  agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically,  illiquid  securities  have  included  securities  subject to contractual  or  legal  restrictions  on  resale  because  they  have  not  been registered under the Securities Act of 1933, as amended (the "Securities  Act"), securities which are otherwise not readily marketable and repurchase  agreements having a maturity  of longer  than seven  days.  Securities  which have not been registered  under the  Securities  Act are referred to as private  placements or restricted  securities  and are  purchased  directly  from the  issuer or in the secondary market. Unless subsequently  registered for sale, these securities can only be sold in privately  negotiated  transactions  or pursuant to an exemption from registration. The Funds do not typically hold a significant amount of these restricted or other illiquid  securities  because of the potential for delays on resale and  uncertainty in valuation.  Limitations on resale may have an adverse effect on the  marketability  of  portfolio  securities,  and the Funds might be unable to dispose of  restricted  or other  illiquid  securities  promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within  seven  days.  The Funds  might  also have to  register  such  restricted securities  in order to dispose of them  resulting  in  additional  expense  and delay.  Adverse  market  conditions  could  impede  such a  public  offering  of securities.

     In recent years,  however, a large  institutional  market has developed for certain  securities  that are not registered  under the Securities Act including
repurchase   agreements,   commercial  paper,   foreign  securities,   municipal
securities and corporate bonds and notes.  Institutional  investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment.  The fact that there are  contractual or legal  restrictions on resale to the general public or to  certain  institutions  may  not be  indicative  of  the  liquidity  of  such investments.

     The SEC has  adopted  Rule 144A of the  Securities  Act which  allows for a broader  institutional  trading  market  for  securities  otherwise  subject  to restriction  on resale to the  general  public.  Rule 144A  establishes  a "safe harbor" from the registration  requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

     Any such  restricted  securities  will be  considered  to be  illiquid  for purposes of a Fund's  limitations on investments in illiquid  securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's advisor or subadvisor has determined  such  securities to be liquid because such securities  are  eligible  for  resale  pursuant  to Rule  144A and are  readily
saleable.  To  the  extent  that  qualified   institutional  buyers  may  become
uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

     A Fund  may  sell  over-the-counter  ("OTC")  options  and,  in  connection therewith,  earmark or segregate assets to cover its obligations with respect to
OTC  options  written  by the Fund.  The  assets  used as cover for OTC  options written by a Fund will be considered illiquid unless the OTC options are sold to qualified  dealers  who agree  that the Fund may  repurchase  any OTC  option it writes at a maximum  price to be calculated by a formula set forth in the option agreement.  The cover for an OTC option written  subject to this procedure would be  considered  illiquid  only to the extent that the maximum  repurchase  price under the formula exceeds the intrinsic value of the option.

     The Fund's applicable  subadvisor or the advisor will monitor the liquidity of  restricted  securities  for  the  Fund it  manages.  In  reaching  liquidity decisions, the following factors are considered:  (1) the unregistered nature of the security;  (2) the frequency of trades and quotes for the security;  (3) the number of dealers  wishing to  purchase or sell the  security  and the number of other  potential  purchasers;  (4) dealer  undertakings  to make a market in the security and (5) the nature of the  security  and the nature of the  marketplace trades  (e.g.,  the time  needed  to  dispose  of the  security,  the  method of soliciting offers and the mechanics of the transfer).

     Private Placement  Commercial  Paper.  Commercial paper eligible for resale under  Section  4(2)  of  the  Securities  Act is  offered  only  to  accredited investors.  Rule 506 of  Regulation  D in the  Securities  Act lists  investment companies as accredited investors.

     Section  4(2)  paper not  eligible  for  resale  under  Rule 144A under the
Securities  Act shall be  deemed  liquid if (1) the  Section  4(2)  paper is not traded flat or in default as to  principal  and  interest;  (2) the Section 4(2)
paper is rated  in one of the two  highest  rating  categories  by at least  two nationally recognized statistical rating organizations ("NRSROs"), or if only on
NRSRO rates the  security,  it is rated in one of the two highest  categories by that  NRSRO;  and (3) the  advisor or  subadvisor  believes  that,  based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the
Fund has valued the security.

REVERSE REPURCHASE AGREEMENTS

     A Fund may engage in reverse repurchase  agreements to facilitate portfolio liquidity,  a practice  common in the mutual  fund  industry,  or for  arbitrage transactions  discussed below. In a reverse repurchase  agreement,  a Fund would sell a security  and enter into an  agreement  to  repurchase  the security at a specified future date and price. A Fund generally  retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse  repurchase  agreement,  it may be  considered  a borrowing  (see
"Borrowing").  When required by guidelines of the SEC, a Fund will  segregate or earmark  permissible  liquid assets to secure its  obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain  segregated  or earmarked  liquid assets with an approved custodian having a value not less than the repurchase  price (including  accrued interest).  The segregated or earmarked  liquid assets will be  marked-to-market daily and additional  assets will be segregated or earmarked on any day in which the assets fall below the  repurchase  price (plus accrued  interest).  A Fund's liquidity  and ability to manage its assets might be affected when it sets aside cash or  portfolio  securities  to cover such  commitments.  Reverse  repurchase agreements involve the risk that the market value of the securities  retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase  agreement files for bankruptcy or becomes  insolvent,  such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's  obligation to repurchase the securities,  and the Fund's use of  the  proceeds  of  the  reverse  repurchase  agreement  may  effectively  be
restricted  pending  such  determination.   Reverse  repurchase  agreements  are
considered to be borrowings under the 1940 Act.

SHORT SELLING OF SECURITIES

     A Fund may engage in short  sales if at the time of the short sale the Fund owns or has the right to obtain without  additional  cost an equal amount of the security being sold short.  This  investment  technique is known as a short sale
"against the box." The Funds do not intend to engage in short sales  against the box for investment purposes. A Fund may, however,  make a short sale as a hedge, when it believes that the price of a security may decline,  causing a decline in the  value  of a  security  owned  by the Fund  (or a  security  convertible  or exchangeable for such security),  or when the Fund wants to sell the security at an attractive  current price. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and,  conversely,  any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced  will depend upon the amount of the  security  sold short  relative  to the amount the Fund owns.  There will be certain  additional  transaction  costs  associated with short sales against the box. For tax purposes a Fund that enters into a short sale "against the box" may be treated  as having  made a  constructive  sale of an  "appreciated  financial position" causing the Fund to realize a gain (but not a loss).

SMALL COMPANY AND EMERGING GROWTH STOCKS

Investing in securities of small-sized, including micro-capitalization companies and emerging growth  companies,  may involve greater risks than investing in the stocks of larger, more established  companies,  including possible risk of loss.
Also because these securities may have limited  marketability,  their prices may be more volatile than securities of larger,  more  established  companies or the market averages in general.  Because  small-sized and emerging growth  companies normally have fewer shares  outstanding  than larger  companies,  it may be more difficult for a Fund to buy or sell  significant  numbers of such shares without an unfavorable  impact on prevailing  prices.  Small-sized  and emerging  growth companies may have limited product lines, markets or financial resources and may lack management  depth. In addition,  small-sized and emerging growth  companies are typically  subject to wider  variations  in earnings and business  prospects than are larger,  more established  companies.  There is typically less publicly available information  concerning small-sized and emerging growth companies than for larger, more established ones.

SPDRS AND OTHER EXCHANGE TRADED FUNDS

     A Fund may invest in Standard & Poor's Depository Receipts ("SPDRs") and in
shares  of  other  exchange  traded  funds  (collectively,  "ETFs").  SPDRs  are interests  in  unit  investment  trusts.  Such  investment  trusts  invest  in a securities  portfolio that includes  substantially  all of the common stocks (in substantially  the same weights) as the common  stocks  included in a particular
Standard & Poor's  Index such as the S & P 500.  SPDRs are traded on the  American
Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance  of the  designated  S &  Index  due  to  reductions  in the  SPDRs'
performance attributable to transaction and other expenses,  including fees paid by the SPDR to service  providers.  SPDRs  distribute  dividends  on a quarterly basis.

     ETF's,  including  SPDRs,  are  not  actively  managed.  Rather,  an  ETF's objective  is  to  track  the  performance  of  a  specified  index.  Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result,  you can expect greater risk of loss
(and a  correspondingly  greater  prospect of gain) from changes in the value of the securities that are heavily  weighted in the index than would be the case if the ETF was not fully  invested in such  securities.  Because of this,  an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

SPECIAL SITUATION COMPANIES

     "Special  situation  companies"  include  those  involved  in an  actual or prospective  acquisition  or  consolidation;  reorganization;  recapitalization;
merger,  liquidation  or  distribution  of cash,  securities or other assets;  a tender or  exchange  offer;  a breakup  or  workout  of a  holding  company;  or litigation  which,  if  resolved  favorably,  would  improve  the  value  of the company's stock. If the actual or prospective  situation does not materialize as anticipated, the market price of the securities of a "special situation company"
may decline  significantly.  Therefore,  an  investment in a Fund that invests a significant  portion of its  assets in these  securities  may  involve a greater degree of risk than an  investment  in other  mutual  funds that seek  long-term growth of capital by investing in better-known, larger companies. The advisor or subadvisors  of such Funds believe,  however,  that if the advisor or subadvisor analyzes "special situation  companies"  carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth.
There can be no assurance  however,  that a special situation that exists at the time the Fund  makes  its  investment  will be  consummated  under the terms and within the time period contemplated, if it is consummated at all.

STANDBY COMMITMENT AGREEMENTS

     A Fund may from time to time enter into standby commitment agreements. Such agreements  commit the Fund,  for a stated  period of time, to purchase a stated
amount of a security  which may be issued and sold to that Fund at the option of the issuer.  The price and coupon of the  security  are fixed at the time of the commitment.  At the  time of  entering  into  the  agreement  the Fund is paid a commitment fee,  regardless of whether or not the security ultimately is issued, which is typically  approximately  0.5% of the aggregate  purchase  price of the security  which the Fund has committed to purchase.  A Fund will enter into such agreements  only for the purpose of  investing in the  security  underlying  the commitment at a yield and price which are  considered  advantageous  to the Fund and which are unavailable on a firm commitment basis. The Fund will at all times maintain a  segregated  account  with  their  custodian  of liquid  assets in an aggregate  amount equal to the purchase price of the  securities  underlying the commitment.

     There  can  be no  assurance  that  the  securities  subject  to a  standby commitment  will be issued  and the value of the  security,  if  issued,  on the delivery date may be more or less than its purchase price. Since the issuance of the security  underlying the commitment is at the option of the issuer, the Fund will  bear the risk of  capital  loss in the  event  the  value of the  security declines and may not benefit from an  appreciation  in the value of the security during the  commitment  period if the issuer  decides  not to issue and sell the security to the Fund.

     The purchase of a security  subject to a standby  commitment  agreement and the related  commitment  fee will be recorded on the date on which the  security can  reasonably  be  expected  to be issued and the value of the  security  will thereafter be reflected in the  calculation of the Fund's NAV. The cost basis of the security will be adjusted by the amount of the commitment  fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

STRUCTURED PRODUCTS (See Derivative Instruments.)

SWAP AGREEMENTS (See Derivative Instruments.)

SYNTHETIC FOREIGN EQUITY SECURITIES

     The Funds may  invest in a form of  synthetic  foreign  equity  securities, referred to as international  warrants or local access  products.  International
warrants  are  financial   instruments   issued  by  banks  or  other  financial
institutions,   which  may  or  may  not  be  traded  on  a  foreign   exchange.
International  warrants are a form of derivative  security that may give holders the  right  to buy or sell an  underlying  security  or a basket  of  securities representing  an  index  from or to the  issuer  for a  particular  price or may entitle  holders  to  receive  a  cash  payment  relating  to the  value  of the underlying security or index.  International  warrants are similar to options in that they are exercisable by the holder for an underlying  security or the value of that security,  but are generally exercisable over a longer term than typical options. These types of instruments may be American style exercise,  which means that they can be exercised at any time on or before the  expiration  date of the international warrant, or European style exercise,  which means that they may be exercised only on the expiration date.  International  warrants have an exercise price, which is fixed when the warrants are issued.

     The Funds  normally  will  invest in covered  warrants,  which  entitle the holder to purchase from the issuer common stock of an  international  company or receive  a cash  payment  (generally  in U.S.  Dollars).  The  cash  payment  is calculated  according to a  predetermined  formula.  The Funds may invest in low exercise price warrants,  which are warrants with an exercise price that is very low relative to the market  price of the  underlying  instrument  at the time of issue  (e.g.,  one cent or less).  The  buyer of a low  exercise  price  warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants  gives  instructions  to exercise and the time the price of the common  stock  relating to exercise or the  settlement  date is  determined,
during  which  time  the  price  of  the   underlying   security   could  change
significantly.  In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events,  such as difficulties  relating to the exchange of a local currency into U.S. Dollars, the imposition of capital controls  by a local  jurisdiction  or changes in the laws  relating  to foreign investments.  These  events  could  lead to a  change  in the  exercise  date or settlement currency of the warrants,  or postponement of the settlement date. In some cases,  if the market  disruption  events  continue for a certain period of time,  the  warrants  may  become  worthless  resulting  in a total  loss of the purchase price of the warrants.

     The Funds will acquire  covered  warrants  issued by entities  deemed to be creditworthy  by the  Advisor,  who will  monitor  the  creditworthiness  of the issuers on an on-going basis.  Investments in these instruments involve the risk that the issuer of the  instrument  may default on its obligation to deliver the underlying  security  or cash in lieu  thereof.  These  instruments  may also be subject to liquidity  risk because there may be a limited  secondary  market for trading the warrants.  They are also subject,  like other investments in foreign securities, to foreign risk and currency risk.

     International  warrants also include equity warrants,  index warrants,  and interest rate warrants. Equity warrants are generally issued in conjunction with an issue of bonds or  shares,  although  they  also may be  issued  as part of a rights  issue or scrip  issue.  When issued with bonds or shares,  they  usually trade separately from the bonds or shares after issuance. Most warrants trade in the same currency as the underlying stock (domestic  warrants),  but also may be traded in different  currency  (euro-warrants).  Equity warrants are traded on a number of foreign exchanges and in over-the-counter  markets. Index warrants and interest  rate warrants are rights  created by an issuer,  typically a financial institution,  entitling the holder to purchase,  in the case of a call, or sell, in the case of a put, respectively,  an equity index or a specific bond issue or interest  rate  index at a certain  level  over a fixed  period  of time.  Index warrants transactions settle in cash, while interest rate warrants can typically be exercised in the underlying instrument or settle in cash.

     The Funds  also may  invest  in  long-term  options  of,  or  relating  to, international  issuers.  Long-term  options operate much like covered  warrants.
Like covered warrants,  long-term options are call options created by an issuer, typically a financial  institution,  entitling  the holder to purchase  from the issuer  outstanding  securities  of another  issuer.  Long-term  options have an initial  period of one year or more,  but generally have terms between three and five  years.  Unlike  U.S.  options,  long-term  European  options do not settle
through  a  clearing   corporation   that  guarantees  the  performance  of  the
counterparty.  Instead,  they are  traded  on an  exchange  and  subject  to the exchange's trading regulations.

     A Fund may also invest in money market  instruments  denominated in foreign currencies.  In addition to, or in lieu of, such direct  investment,  a Fund may construct a synthetic  foreign money market  position by (a)  purchasing a money market instrument  denominated in one currency,  generally U.S. dollars, and (b)
concurrently  entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different  currency on a future date and at a specified rate of exchange.  For example,  a synthetic  money market position in
Japanese  yen could be  constructed  by  purchasing  a U.S.  dollar money market instrument,  and  entering  concurrently  into a forward  contract  to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a  specified  rate of  exchange.  Because of the  availability  of a variety of highly liquid  short-term  U.S.  dollar money market  instruments,  a synthetic money market position utilizing such U.S. dollar instruments may offer greater  liquidity than direct  investment in foreign  currency and a concurrent construction of a synthetic position in such foreign currency,  in terms of both income  yield and gain or loss from  changes  in  currency  exchange  rates,  in general should be similar,  but would not be identical because the components of the alternative investments would not be identical.

WARRANTS

     Warrants  are  securities   giving  the  holder  the  right,  but  not  the
obligation,  to buy the stock of an issuer at a given  price  (generally  higher than the  value of the  stock at the time of  issuance),  on a  specified  date, during a specified period, or perpetually.  Warrants may be acquired  separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or  attached  to  securities  are not  subject  to these  restrictions.
Warrants  do not carry with them the right to  dividends  or voting  rights with respect to the securities  that they entitle their holder to purchase,  and they do not represent any rights in the assets of the issuer.  As a result,  warrants may be considered more speculative  than certain other types of investments.  In addition,  the value of a warrant does not necessarily  change with the value of the  underlying  securities,  and a warrant  ceases  to have  value if it is not exercised prior to its expiration date.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

     When  securities  are purchased on a  "when-issued"  basis or purchased for delayed  delivery,  then payment and delivery occur beyond the normal settlement date at a stated  price and  yield.  When-issued  transactions  normally  settle within  45 days.  The  payment  obligation  and the  interest  rate that will be received on  when-issued  securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a  when-issued  or  delayed-delivery  basis,  the  yields  obtained  on  such securities may be higher or lower than the yields available in the market on the dates when the investments are actually  delivered to the buyers.  The greater a
Fund's outstanding commitments for these securities, the greater the exposure to
potential   fluctuations  in  the  net  asset  value  of  the  Fund.  Purchasing when-issued or delayed-delivery  securities may involve the additional risk that the yield or market price  available in the market when the delivery  occurs may be  higher  or the  market  price  lower  than  that  obtained  at the  time  of commitment.

     When a Fund agrees to purchase when-issued or delayed-delivery  securities, to the extent  required  by the SEC,  its  custodian  will  earmark or set aside permissible  liquid assets equal to the amount of the commitment in a segregated account.  Normally, the custodian will earmark or set aside portfolio securities to  satisfy a  purchase  commitment,  and in such a case a Fund may be  required subsequently to earmark or place additional  assets in the segregated  assets in order to ensure that the value of the  segregated  account  remains equal to the amount of such Fund's commitment.  It may be expected that the Fund's net assets will  fluctuate  to a greater  degree when it  earmarks or sets aside  portfolio securities to cover such purchase  commitments  than when it sets aside cash. In addition,  because the Fund will  earmark or set aside cash or liquid  portfolio securities to satisfy its purchase  commitments in the manner  described  above, such Fund's  liquidity and the ability of its advisor or subadvisor to manage it might be  affected  in the  event  its  commitments  to  purchase  "when-issued"
securities ever exceed 25% of the value of its total assets. Under normal market
conditions,   however,   a  Fund's  commitment  to  purchase   "when-issued"  or
"delayed-delivery"  securities  will not  exceed  25% of the  value of its total assets. When the Fund engages in when-issued or  delayed-delivery  transactions, it relies on the other party to consummate  the trade.  Failure of the seller to do so may result in a Fund  incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

ZERO COUPON SECURITIES,  STEP-COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS")
AND DEFERRED PAYMENT SECURITIES

     Zero coupon  securities are debt securities that pay no cash income but are sold  at  substantial  discounts  from  their  value  at  maturity.  Step-coupon securities are debt securities  that do not make regular cash interest  payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity,  its entire return,  which consists of the  amortization of discount,  comes from the difference between its purchase price and its maturity value.  This  difference  is known at the time of  purchase,  so that  investors holding  zero  coupon  securities  until  maturity  know at the  time  of  their investment  what the expected  return on their  investment will be. Certain zero coupon  securities  also are sold at  substantial  discounts from their maturity value and  provide  for the  commencement  of  regular  interest  payments  at a deferred date. Zero coupon  securities may have conversion  features.  PIK bonds pay all or a portion of their interest in the form of debt or equity securities.
Deferred  payment  securities are securities that remain zero coupon  securities until a  predetermined  date,  at which  time the  stated  coupon  rate  becomes effective and interest  becomes payable at regular  intervals.  Deferred payment securities are often sold at substantial discounts from their maturity value.

     Zero coupon  securities,  PIK bonds and deferred payment securities tend to be subject to greater  price  fluctuations  in  response  to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.
The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary  interest-paying  debt securities with similar maturities.  Zero coupon securities,  PIK bonds and deferred  payment  securities may be issued by a wide variety of corporate and governmental  issuers.  Although these  instruments are generally not traded on a national securities  exchange,  they are widely traded by brokers and dealers and, to such extent,  will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

     Current  federal  income  tax  law  requires  the  holder  of  zero  coupon securities,  certain PIK bonds and  deferred  payment  securities  acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the  receipt of cash  payments.  Accordingly,  to avoid  liability  for federal  income and excise taxes,  a fund may be required to  distribute  income accrued  with respect to these  securities  and may have to dispose of portfolio securities  under  disadvantageous  circumstances  in order to generate  cash to satisfy these distribution requirements.

     The ability of the issuer to  exercise  its option to extend the ECN beyond the  initial  redemption  date can expose  investors  to  interest  rate  risks, liquidity  risks,  credit risks and  mark-to-market  risks.  Proponents of ECNs, however,  argue that the  punitive  interest  rate  which  applies if the ECN is extended  beyond  its  initial  redemption  date will  discourage  issuers  from
extending  the  notes.   Proponents  further  argue  that  the  reputation  risk
associated  with the decision to extend an ECN obligation  will prevent  issuers from extending the notes,  provided that the issuer is not in extreme  financial distress.  A Fund will perform due  diligence  from both a credit and  portfolio structure perspective before investing in ECNs.

     Municipal Securities.  Municipal securities include debt obligations issued by governmental  entities to obtain funds for various public  purposes,  such as the  construction  of a wide  range  of  public  facilities,  the  refunding  of outstanding  obligations,  the payment of general  operating  expenses,  and the extension of loans to other public institutions and facilities.

     Other types of municipal  securities  include short-term General Obligation
Notes, Tax Anticipation  Notes, Bond Anticipation  Notes,  Revenue  Anticipation
Notes, Project Notes,  Tax-Exempt Commercial Paper,  Construction Loan Notes and
other forms of short-term  tax-exempt  loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

     Project Notes are issued by a state or local housing agency and are sold by the  Department of Housing and Urban  Development.  While the issuing agency has the primary  obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States  through  agreements  with the issuing authority which provide that, if required,  the federal  government will lend the issuer an amount equal to the  principal of and interest on the Project
Notes.

     The two  principal  classifications  of  municipal  securities  consist  of
"general obligation" and "revenue" issues.  There are, of course,  variations in the quality of municipal securities, both within a particular classification and between  classifications,  and the yields on municipal  securities depend upon a variety of factors,  including  the financial  condition of the issuer,  general conditions of the municipal bond market, the size of a particular offering,  the maturity of the  obligation and the rating of the issue.  Ratings  represent the opinions of an NRSRO as to the  quality of  municipal  securities.  It should be emphasized,  however, that ratings are general and are not absolute standards of quality,  and municipal  securities  with the same  maturity,  interest rate and rating  may  have  different  yields,  while  municipal  securities  of the same maturity  and  interest  rate with  different  ratings  may have the same yield.
Subsequent to purchase,  an issue of municipal  securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The advisor  will  consider  such an event in  determining  whether  the Fund should continue to hold the obligation.

     An issuer's  obligations under its municipal  securities are subject to the provisions of  bankruptcy,  insolvency,  and other laws affecting the rights and remedies of creditors,  such as the federal  bankruptcy  code, and laws, if any, which may be enacted by Congress or state  legislatures  extending  the time for payment of principal or interest,  or both, or imposing other  constraints  upon the  enforcement of such  obligations or upon the ability of  municipalities  to levy taxes.  The power or ability of an issuer to meet its  obligations  for the payment  of  interest  on and  principal  of  its  municipal  securities  may be materially adversely affected by litigation or other conditions.

     Strip  Bonds.  Strip bonds are debt  securities  that are stripped of their interest (usually by a financial  intermediary) after the securities are issued.
The market value of these  securities  generally  fluctuates more in response to changes  in  interest  rates  than  interest  paying  securities  of  comparable maturity.

TEMPORARY INVESTMENTS

     Generally,  each of the Funds will be fully invested in accordance with its investment  objective  and  strategies.  However,  pending  investment  of  cash balances or for anticipated redemptions,  or if a Fund's advisor (or subadvisor)
believes that business,  economic,  political or financial conditions warrant, a
Fund  may  invest  without  limit  in cash or  money  market  cash  equivalents, including:  (1) short-term  U.S.  Government  securities;  (2)  certificates  of
deposit,   bankers'  acceptances,   and  interest-bearing  savings  deposits  of
commercial banks; (3) prime quality commercial paper; (4) repurchase  agreements covering any of the  securities in which the Fund may invest  directly;  and (5)
subject to the limits of the 1940 Act, shares of other investment companies that invest in  securities  in which the Fund may invest.  Should this occur,  a Fund will not be pursuing its  investment  objective  and may miss  potential  market upswings.

                             INVESTMENT RESTRICTIONS

INVESTMENT OBJECTIVES

     There can be no assurance that the Funds will achieve their objectives. The
Funds'  investment  objectives and policies,  and their  associated  risks,  are discussed  above and in the Funds'  Prospectus,  which should be read  carefully before an investment is made. All investment  objectives and investment policies not  specifically  designated as fundamental may be changed without  shareholder approval.  Additional information about the Funds and their policies is provided below.

FUNDAMENTAL INVESTMENT RESTRICTIONS

     The investment  restrictions set forth below have been adopted by the Trust as fundamental  policies that cannot be changed without the affirmative  vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Funds. All other investment policies or practices of the Funds are considered by the Trust  non-fundamental  and,  accordingly,  may be changed without shareholder  approval.  For purposes of the 1940 Act, a "majority of the outstanding  voting securities" means the lesser of the vote of: (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding  shares of the Fund are present or represented by proxy, or (ii)
more than 50% of the shares of a Fund.

Each Fund may not:

          (1)  borrow money or issue senior securities,  except as the 1940 Act, any rules or orders thereunder,  or U.S.  Securities and Exchange
               Commission ("SEC") staff interpretation thereof, may permit;

          (2)  underwrite the  securities of other  issuers,  except that it may engage in transactions involving the acquisition,  disposition or resale of its portfolio  securities under  circumstances where it may be considered to be an  underwriter  under the Securities Act of 1933, as amended (the "1933 Act");

          (3)  purchase  or sell real  estate,  unless  acquired  as a result of ownership of  securities or other  instruments  and provided that this  restriction  does not  prevent the Fund from  investing  in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

          (4)  make loans,  provided that this  restriction does not prevent the
               Fund from purchasing debt  obligations,  entering into repurchase
               agreements,   and  loaning  its  assets  to   broker/dealers   or
               institutional   investors  and  investing  in  loans,   including
               assignments and participation interests;

          (5)  make investments that will result in the  concentration  (as that term  may be  defined  in the  1940  Act,  any  rules  or  orders thereunder,  or SEC staff  interpretation  thereof)  of its total assets in securities  of issuers in any one industry  (other than securities issued or guaranteed by the U.S.  government or any of
               its  agencies  or   instrumentalities   or  securities  of  other
               investment companies); and

          (6)  purchase or sell commodities as defined in the Commodity Exchange
               Act, as amended, and the rules and regulations thereunder, unless acquired  as  a  result  of  ownership  of  securities  or  other instruments and provided that this  restriction  does not prevent
               the  Fund  from  engaging  in  transactions   involving   futures
               contracts and options thereon or investing in securities that are secured by physical commodities.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectus,  each Fund will be subject to the following investment restrictions, which are considered  non-fundamental and may be changed by the Trust's Board of
Trustees (the "Board") without shareholder approval.

          (1)  Each  Fund may not  invest  more than 15% of its  respective  net assets in  securities  that it cannot  sell or  dispose of in the ordinary  course of business  within seven days at  approximately the value at which the Fund has valued the investment.

          (2)  Each Fund is permitted to invest in other  investment  companies,
               including   open-end,   closed-end  or  unregistered   investment
               companies,  either within the percentage  limits set forth in the
               1940   Act,   any  rule  or  order   thereunder,   or  SEC  staff
               interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization,  consolidation or other similar transaction.

PORTFOLIO TURNOVER

     The  portfolio  turnover  rate for each Fund is  calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less.  High  portfolio  turnover  rates will  generally  result in  higher  brokerage  expenses,  and may  increase  the volatility of a Fund.

INSURANCE LAW RESTRICTIONS

     [In  connection  with the  Trust's  agreement  to sell  shares to  separate accounts to fund benefits  payable under  variable life  insurance  policies and variable  annuity  contracts,  GFWM and the  insurance  companies may enter into agreements,  required by certain state  insurance  departments,  under which the
GFWM may  agree to use  their  best  efforts  to  assure  and  permit  insurance companies to monitor that each Fund of the Trust  complies  with the  investment restrictions and limitations  prescribed by state insurance laws and regulations applicable  to the  investment  of separate  account  assets in shares of mutual funds. If a Fund failed to comply with such  restrictions  or  limitations,  the separate  accounts would take appropriate  action which might include ceasing to make  investments  in the  Fund or  withdrawing  from  the  state  imposing  the limitation.  Such  restrictions  and  limitations  are  not  expected  to have a significant impact on the Trust's operations.]

                               MAJOR SHAREHOLDERS

     [To  be added by amendment]

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     [The Board has adopted a policy and  procedures  relating to the disclosure of the Funds'  portfolio  holdings  information (the "Policy").  Generally,  the
Policy restricts the disclosure of portfolio holdings data to certain persons or entities,  under certain conditions.  In all cases, the Trust's Chief Compliance
Officer (or designee) is responsible  for authorizing the disclosure of a Fund's portfolio holdings and the Funds do not accept  compensation or consideration of
any  sort  in  return  for  the  preferential   release  of  portfolio  holdings
information.  Any such  disclosure is made only if  consistent  with the general anti-fraud provisions of the federal securities laws and the Advisor's fiduciary duties to its clients, including the Funds.

     The  Trust's  Chief  Compliance  Officer  and  staff  are  responsible  for monitoring the disclosure of portfolio  holdings  information  and ensuring that any such  disclosures  are made in  accordance  with the Policy.  The Board has, through the adoption of the Policy,  delegated the day-to-day  monitoring of the disclosure of portfolio holdings  information to the Advisor's compliance staff.
The Board  receives  reports  from the Advisor with respect to the status of the disclosure  of  the  Funds'  portfolio  holdings  information  and  the  overall effectiveness of the Policy,  in order to ensure that the disclosures are in the best  interest  of the  shareholders  and to address any  conflicts  between the shareholders of the Funds and those of the Advisor or any other affiliate of the
Funds.

     In  accordance  with the  Policy,  each Fund will  disclose  its  portfolio holdings  periodically,  to the extent required by applicable federal securities laws. These disclosures include the filing of a complete schedule of each Fund's portfolio  holdings with the SEC  semi-annually  on Form N-CSR and following the
Fund's first and third fiscal quarters, on Form N-Q. These filings are available to the public  through  the EDGAR  Database  on the SEC's  Internet  website at:
http://www.sec.gov. The Funds also will post their respective portfolio holdings on their website 30 days after each month end.

     The Policy  provides that a Fund's  portfolio  holdings  information may be released to selected third parties only when the Fund has a legitimate  business purpose for doing so and the recipients are subject to a duty of confidentiality
(including  appropriate  related  limitations  on trading),  either  through the nature  of their  relationship  with  the  Funds or  through  a  confidentiality agreement.

     Under  the  Policy,  the  Funds  also may share  their  portfolio  holdings information  with  certain  primary  service  providers  that have a  legitimate business need for such information, including, but not limited to, the custodian,  administrator,  proxy voting vendor, consultants, legal counsel, and independent  registered public accounting firm. The Trust's service arrangements with  each  of  these  entities  include  a duty of  confidentiality  (including appropriate  limitations on trading)  regarding  portfolio holdings data by each service provider and its employees,  either by law or by contract.  In addition, because the Funds are managed using a multi-manager  approach, the Advisor will, from time to time, add or replace  subadvisors to the Funds. In these instances, a Fund's portfolio  holdings may be disclosed in advance  (typically 10-20 days)
to the incoming subadvisor to allow the subadvisor to implement as streamlined a transition as possible.]

                                                  TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT INFORMATION

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST

   NAME, ADDRESS,       POSITION(S)       TERM OF      PRINCIPAL OCCUPATION(S)    NUMBER OF          OTHER
  AND YEAR OF BIRTH     HELD WITH        OFFICE WITH   DURING PAST FIVE YEARS      IN FUND         PORTFOLIOS
                          TRUST           TRUST -                                 COMPLEX      DIRECTORSHIPS HELD
                                         LENGTH OF                                OVERSEEN BY     BY TRUSTEE
                                        TIME SERVED                               TRUSTEE

Gurinder S. Ahluwalia    Trustee      Since June 2008  President, CEO of Genworth    10          Centurion Capital
c/o Genworth                                           Financial Asset Management                Group Inc., Centurion
Variable Insurance                                     since 200; Senior VP of                   Financial Advisers Inc.,
Trust                                                  GE Financial Assurance                    Genworth Financial Trust
2300 Contra Costa Boulevard                            2002-2004; Chief Risk                     Company, AssetMark Investment
Suite 600                                              Officer at GE Edison Life                 Services, Inc., AssetMark
Pleasant Hill, CA 94523-3967                           in Japan 2000-2002                        Capital Corp.

[Insert birth year
of Trustee]

[Name                     Trustee          Since      [insert]                        10               [__]
                                       [Month Year]
c/o Genworth
Variable Insurance
Trust
[Insert address]

[Insert birth year
of Trustee]
[Name                     Trustee          Since      [insert]                        10               [__]
                                       [Month Year]
c/o Genworth
Variable Insurance
Trust
[Insert address]

[Insert birth year
of Trustee]

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE TRUST

                       POSITION(S)                                                  NUMBER OF          OTHER
                        HELD WITH       TERM OF                                   PORTFOLIOS IN  DIRECTORSHIPS HELD
                          TRUST        OFFICE -                                       FUND          BY TRUSTEE
                                        LENGTH                                       COMPLEX
   NAME, ADDRESS,                       OF TIME       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
 AND YEAR OF BIRTH                      SERVED        DURING PAST FIVE YEARS         TRUSTEE

[Name                    Trustee         Since       [insert]                          10              [__]
                                     [Month Year]
Genworth Variable
Insurance Trust
[Insert address]

[Insert birth year
of Trustee]
[Name                    Trustee         Since       [insert]                          10              [__]
                                     [Month Year]
Genworth Variable
Insurance Trust
[Insert address]

[Insert birth year
of Trustee]
[Name                   [Officer]        Since       [insert]                          N/A             [__]
                                     [Month Year]
Genworth Variable
Insurance Trust
[Insert address]

[Insert birth year
of Officer]
[Name                   [Officer]        Since       [insert]                          N/A             [__]
                                     [Month Year]
Genworth Variable
Insurance Trust
[Insert address]

[Insert birth year
of Officer]
[Name                   [Officer]        Since       [insert]                          N/A             [__]
                                     [Month Year]
Genworth Variable
Insurance Trust
[Insert address]

[Insert birth year
of Officer]

RESPONSIBILITIES OF THE BOARD OF TRUSTEES

     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the  operation  of the Trust,  and  directs  the  officers  to perform the daily functions of the Trust.

COMMITTEES OF THE BOARD OF TRUSTEES

[Insert Trustee Committees information.]

OWNERSHIP OF SHARES OF THE FUNDS

     As of _______,  none of the  Trustees or officers of the Trust owned shares of any of the Funds.

OWNERSHIP IN THE FUNDS' INVESTMENT ADVISOR, SUBADVISORS OR DISTRIBUTOR

[To be confirmed:] As of _______, the Trustees did not own any securities issued by the Advisor,  the  Distributor or a subadvisor,  or any company  controlling, controlled by or under common  control with the Advisor,  the  Distributor  or a subadvisor.

TRUSTEES  WHO ARE NOT  INTERESTED  PERSONS  (AS  DEFINED IN THE 1940 ACT) OF THE
FUNDS

                       NAME OF OWNERS
                             AND
                       RELATIONSHIPS TO      NAME OF       TITLE OF CLASS OF      VALUE OF
  NAME OF TRUSTEE         TRUSTEE            COMPANY           SECURITY          SECURITIES      PERCENT OF CLASS

[Insert]                    [xx]               [xx]               [xx]               [xx]               [xx]
[Insert]                    [xx]               [xx]               [xx]               [xx]               [xx]
[Insert]                    [xx]               [xx]               [xx]               [xx]               [xx]
[Insert]                    [xx]               [xx]               [xx]               [xx]               [xx]
[Insert]                    [xx]               [xx]               [xx]               [xx]               [xx]
[Insert]                    [xx]               [xx]               [xx]               [xx]               [xx]
[Insert]                    [xx]               [xx]               [xx]               [xx]               [xx]
[Insert]                    [xx]               [xx]               [xx]               [xx]               [xx]
[Insert]                    [xx]               [xx]               [xx]               [xx]               [xx]

COMPENSATION OF TRUSTEES

     [The  Trustees  receive  fees and  reimbursement  for expenses of attending board meetings from the Trust. The Advisor,  based upon a pro rata share for the
Funds for which it acts as investment advisor, reimburses the Trust for fees and expenses  paid to Trustees who are  interested  persons of the Trust and who are employees of an advisor or its  affiliates.  The  Compensation  Table below sets forth the estimated total  compensation to be paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ending [insert fiscal year end]. Trust officers receive no compensation from the Trust in their capacity as officers.]

     [The Trust  does not  maintain  any  pension  or  retirement  plans for the
Officers or Trustees of the Trust.]

                                                PENSION RETIREMENT
                              AGGREGATE         BENEFITS ACCRUED AS      ESTIMATED ANNUAL
                          COMPENSATION FROM        PART OF TRUST          BENEFITS UPON        TOTAL COMPENSATION
   NAME OF TRUSTEE            THE TRUST              EXPENSES               RETIREMENT         FOR THE COMPLEX(1)

[Insert]               $        [xx]                   [xx]                    [xx]                   [xx]
[Insert]                        [xx]                   [xx]                    [xx]                   [xx]
[Insert]                        [xx]                   [xx]                    [xx]                   [xx]
[Insert]                        [xx]                   [xx]                    [xx]                   [xx]
[Insert]                        [xx]                   [xx]                    [xx]                   [xx]
[Insert]                        [xx]                   [xx]                    [xx]                   [xx]
[Insert]                        [xx]                   [xx]                    [xx]                   [xx]
[Insert]                        [xx]                   [xx]                    [xx]                   [xx]
[Insert]                        [xx]                   [xx]                    [xx]                   [xx]
[Insert]                        [xx]                   [xx]                    [xx]                   [xx]

         (1)      [Disclose the period for which information is given].

CODES OF ETHICS

     Federal  law  requires  the  Trust,   each  of  its   investment   advisor,
subadvisors, and principal underwriter to adopt codes of ethics which govern the personal  securities  transactions of their respective  personnel.  Accordingly, each such entity has adopted a code of ethics pursuant to which their respective
personnel  may  invest  securities  for  their  personal   accounts   (including
securities  that may be purchased  or held by the Trust).  Copies of the Code of
Ethics are on file with the SEC and are available to the public.

PROXY VOTING GUIDELINES

     Federal  law  requires  the Trust and each of its  investment  advisor  and
subadvisor  to  adopt   procedures   for  voting   proxies  (the  "Proxy  Voting
Guidelines")  and to provide a summary of those Proxy Voting  Guidelines used to vote the securities held by a Fund. The summary of such Proxy Voting  Guidelines is attached as Appendix C to this SAI.

                     INVESTMENT ADVISORY AND OTHER SERVICES

TRUST EXPENSES

     The Trust pays the  compensation  of the Trustees who are not  employees of
Genworth or its  affiliates,  and all expenses  (other than those assumed by the
Advisor),  including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust;  investment advisory fees and any Rule 12b-1 fees;  fees under the Trust's  Fund  Administration  and
Transfer Agency  Agreement which includes the expenses of calculating the Funds'
net asset values; fees and expenses of independent certified public accountants, land legal  counsel of the Trust and to the  independent  Trustees;  expenses of
preparing,   printing,  and  mailing  shareholders'   reports,   notices,  proxy
statements,  and  reports to  governmental  offices  and  commissions;  expenses connected with the execution,  recording,  and settlement of portfolio  security transactions;  short sale dividend expenses; insurance premiums;  administrative services fees under an  Administrative  Services Plan;  fees and expenses of the custodian for all services to the Trust; expenses of shareholders' meetings; and
expenses relating to the issuance,  registration, and qualification of shares of the  Trust.  The  Advisor  may,  from  time to  time,  agree to  voluntarily  or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for certain Funds and/or classes, as described below. These expense limitations apply to the classes described; if a particular class is not referenced, there is no expense limitation for that class.

INVESTMENT ADVISOR

     Genworth  Financial  Wealth  Management,  Inc. ("GFWM" or the "Advisor") is
located at 2300 Contra Costa  Boulevard,  Suite 600,  Pleasant Hill,  California
94523.  GFWM is a  wholly-owned,  indirect  subsidiary  of Genworth,  a publicly traded company.  Genworth is one of the largest insurance and financial services holding  companies  in the United  States,  and has an  expanding  international presence.  Headquartered  in Richmond,  Virginia,  Genworth  serves the life and lifestyle protection, retirement income, investment and mortgage insurance needs of more than 15 million customers.

     Under the Investment Advisory Agreement  ("Management  Agreement") with the
Trust,  GFWM manages the Funds in  accordance  with the policies and  procedures established by the Trustees.

     GFWM manages the day-to-day  investments  of the assets of the Funds.  GFWM also pays the  compensation  of the  officers of the Trust  employed by GFWM and pays a pro rata portion of the compensation and expenses of the Trustees who are employed by GFWM and its affiliates.  GFWM also  furnishes,  at its own expense, all necessary  administrative  services,  office space, equipment,  and clerical personnel  for  servicing  the  investments  of the  Trust and  maintaining  its investment  advisory  facilities,  and executive and  supervisory  personnel for managing the investments and effecting the portfolio  transactions of the Trust.
In addition,  GFWM pays, out of its legitimate  profits,  broker-dealers,  trust companies,  transfer  agents and other  financial  institutions  in exchange for their  selling of shares of the  Trust's  series or for  recordkeeping  or other shareholder related services.

     The Management  Agreement also specifically  provides that GFWM,  including its directors,  officers,  and  employees,  shall not be liable for any error of judgment,  or mistake of law, or for any loss arising out of any investment,  or for any act or omission in the execution and management of the Trust, except for willful  misfeasance,  bad faith, or gross  negligence in the performance of its duties,  or by reason of reckless  disregard of its obligations and duties under the Management  Agreement.  The Management  Agreement continues in effect for an initial  period of one year and  thereafter  shall  continue  automatically  for successive annual periods provided such continuance is specifically  approved at least  annually by the  Trustees,  or by vote of a majority  of the  outstanding voting  securities  of the Trust,  and,  in either  case,  by a majority  of the
Trustees who are not parties to the Agreement or interested  persons of any such party.  The Management  Agreement  terminates  automatically in the event of its
"assignment," as defined under the 1940 Act. It may be terminated as to the Fund without  penalty by vote of a majority of the outstanding  voting  securities of the Funds,  or by either  party,  on not less than 60 days written  notice.  The
Management  Agreement  further provides that GFWM may render similar services to others.

     Subject to the supervision of the Advisor and the Trustees, each subadvisor manages a Fund's assets in accordance with such Fund's investment  objective and policies.  Each subadvisor shall make investment decisions for such Fund, and in connection with such investment decisions,  shall place purchase and sell orders for securities.

     Each subadvisor  provides investment advisory services to one or more Funds pursuant  to  a  Subadvisory  Agreement.  Each  of  the  Subadvisory  Agreements
specifically  provides that the subadvisor  shall not be liable for any error of judgment,  or mistake of law, or for any loss arising out of any investment,  or for any act or omission in the execution and management of the Fund,  except for willful  misfeasance,  bad faith, or gross  negligence in the performance of its duties,  or by reason of reckless  disregard of its obligations and duties under such  Agreement.  After an  initial  period  of not more  than two  years,  each
Subadvisory  Agreement  must be  approved  each  year by the  Trust's  board  of trustees or by shareholders  in order to continue.  Each  Subadvisory  Agreement terminates  automatically if it is assigned.  It may also be terminated  without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

     For services  provided  under the  Management  Agreement,  GFWM receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:

                                                                          ASSETS         INVESTMENT
       FUND                                                                             ADVISORY FEE

       Genworth Calamos Growth Fund                                      All assets        0.75%

       Genworth Columbia Mid Cap Value Fund                              All assets        0.85%

       Genworth Davis NY Venture Fund                                    All assets        0.75%

       Genworth Eaton Vance Large Cap Value Fund                         All assets        0.75%

       Genworth Legg Mason Aggressive Growth Fund                        All assets        0.70%

       Genworth PIMCO Low Duration Fund                                  All assets        0.60%

       Genworth PIMCO StocksPlus Fund                                    All assets        0.60%

       Genworth Putnam International Capital Opportunities Fund          All assets        0.85%

       Genworth Thornburg International Value Fund                       All assets        0.85%

       Genworth Western Asset Management Core Plus Fixed Income Fund     All assets        0.65%

LIMITATION OF FUND EXPENSES

     In the  interest of limiting the  expenses of the Funds,  the Advisor,  has entered into an expense  limitation  agreement with the Trust,  on behalf of the
Funds (the "Expense Limitation  Agreement").  Pursuant to the Expense Limitation
Agreement,  The Advisor has agreed to waive its fees and/or  assume or reimburse the Funds for certain expenses to the extent necessary to limit the total annual operating  expenses  of each Fund to the  limits  described  below.  This  limit excludes certain Fund expenses,  including any taxes, interest,  brokerage fees, and extraordinary expenses.  Please note that the reimbursement of such expenses will  cause the total  return  and yield of a Fund to be higher  than they would otherwise be in the absence of such reimbursement.

     With   respect  to  the  Funds,   the   Advisor  may  request  and  receive
reimbursement  from the Funds for the fees waived and/or expenses assumed by the
Advisor  pursuant to the Expense  Limitation  Agreements  at a later date when a
Fund has  reached a  sufficient  asset size to permit  reimbursement  to be made without causing the total annual  operating  expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made by a Fund  unless:  the  payment of such  reimbursement  is made no more than three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. Except as provided for in the Expense  Limitation  Agreement, reimbursement of amounts previously assumed by the Advisor is not permitted.

     Fund                                                                        Expense Limitation

     Genworth Calamos Growth Fund                                                      1.15%

     Genworth Columbia Mid Cap Value Fund                                              1.25%

     Genworth Davis NY Venture Fund                                                    1.15%

     Genworth Eaton Vance Large Cap Value Fund                                         1.15%

     Genworth Legg Mason Aggressive Growth Fund                                        1.10%

     Genworth PIMCO Low Duration Fund                                                  1.00%

     Genworth PIMCO StocksPlus Fund                                                    1.00%

     Genworth Putnam International Capital Opportunities Fund                          1.35%

     Genworth Thornburg International Value Fund                                       1.25%

     Genworth Western Asset Management Core Plus Fixed Income Fund                     1.00%

INVESTMENT ADVISORY FEES

     The Funds have not  commenced  operations  until the date of this SAI,  and thus has not paid any investment advisory fees.

SUBADVISORS

     The  Subadvisors,  as indicated below, for each of the Funds advised by the
Advisor are as follows:

     FUND                                                              SUBADVISOR(S)

Genworth Calamos Growth Fund                                           Calamos Advisors(1)

Genworth Columbia Mid Cap Value Fund                                   Columbia Management Advisors, LLC(2)

Genworth Davis NY Venture Fund                                         Davis Selected Advisers, L.P.(3)

Genworth Eaton Vance Large Cap Value Fund                              Eaton Vance Management(4)

Genworth Legg Mason Aggressive Growth Fund                             Legg Mason Partners Fund Advisor, LLC(5)

Genworth PIMCO Low Duration Fund                                       Pacific Investment Management Company LLC(6)

Genworth PIMCO StocksPlus Fund                                         Pacific Investment Management Company LLC(6)

Genworth Putnam International Capital Opportunities Fund               Putnam Investment Management, LLC(7)

Genworth Thornburg International Value Fund                            Thornburg Investment Management Inc.(8)

Genworth Western Asset Management Core Plus Fixed Income Fund          Western Asset Management Company and
                                                                       Western Asset Management Company Limited(9)

1    Calamos Advisors  ("Calamos"),  located at 2020 Calamos Court,  Naperville,
     Illinois  60563,  is an indirect  subsidiary of Calamos  Asset  Management,
     Inc.,  whose voting shares are  majority-owned  by Calamos Family Partners,
     Inc., which is controlled by John P. Calamos, Sr. and the Calamos family.

2    Columbia Management Advisors, LLC ("Columbia"), 100 Federal Street, Boston,
     Massachusetts  02110, is a wholly owned  subsidiary of Columbia  Management
     Group, LLC, which is the primary investment division of Bank of America.

3    Davis  Selected  Advisers  ("Davis")  is located at 2949 East Elvira  Road,
     Suite  101,  Tucson,  Arizona  85706.  Davis  Investments,  LLC,  an entity controlled  by  Christopher  C. Davis is the Davis' sole  general  partner.
     Christopher  C. Davis is  Chairman  of Davis and, as the sole member of the general partner, controls Davis.

4    Eaton Vance Management,  255 State Street, Boston Massachusetts 02109, is a
     wholly-owned subsidiary of Eaton Vance Corp.

5    Legg Mason  Partners Fund Advisor,  LLC, 620 Eighth  Avenue,  New York, New
     York 10018, is a wholly-owned subsidiary of Legg Mason, Inc.

6    Pacific  Investment  Management  Company  LLC  ("PIMCO")  is located at 840
     Newport Center Drive, Newport Beach, CA 92660.

7    Putnam  Investment  Management,   LLC,  One  Post  Office  Square,  Boston,
     Massachusetts  02109, is a subsidiary of Putnam,  LLC.  Putnam,  LLC, which generally  conducts  business under the name Putnam  Investments,  is owned through a series of wholly-owned subsidiaries by Great-West Lifeco Inc.

8    Thornburg  Investment  Management Inc. is located at 119 East Marcy Street,
     Santa Fe, New Mexico 87501.

9    Western  Asset  Management  Company  ("Western")  is  located  at 385  East
     Colorado  Boulevard,   Pasadena,  California  91101,  and  is  the  primary
     subadvisor to the Fund.  Western Asset Management  Company Limited ("WAML")
     is located at 10 Exchange Place,  London,  England, and provides investment advice  regarding  the  portion of the Fund that is  invested  in  non-U.S.
     dollar  denominated  investments.  Western  and WAML are each  wholly-owned subsidiaries of Legg Mason, Inc.

     Subject to the supervision of the Advisor and the Trustees, each Subadvisor manages the assets of the Funds as listed  above in  accordance  with the Fund's investment  objectives and policies.  Each Subadvisor makes investment decisions for the Fund and in connection with such investment  decisions,  places purchase and sell orders for  securities.  For the  investment  management  services they provide to the Funds,  the  Subadvisors  receive  annual fees from the  Advisor, calculated at an annual rate based on the average daily net assets of the funds.
The Funds have not  commenced  operations  until the date of this SAI, and thus, the Advisor has not paid any investment subadvisory fees to the Subadvisors.

MULTI-MANAGER STRUCTURE

     The Advisor and the Trust have received from the SEC an exemptive order for a multi-manager structure which allows the Advisor to hire, replace or terminate subadvisors  without  the  approval of  shareholders;  the order also allows the
Advisor to revise a subadvisory  agreement without  shareholder  approval.  If a subadvisr is hired,  the change will be communicated to shareholders  within 90 days of such  change,  and the change will be  approved by the Trust's  Board of
Trustees, including a majority of the Trustees who are not interested persons of the Trust or the  Advisor.  The order is intended to  facilitate  the  efficient operation of the Funds and afford the Trust increased management flexibility.

     The Advisor provides investment management evaluation services to the Funds principally by performing  initial due diligence on prospective  subadvisors for the Fund and thereafter  monitoring the performance of each  subadvisor  through quantitative and qualitative analysis as well as periodic in-person,  telephonic and written  consultations  with the subadvisor.  The Advisor has responsibility for communicating performance expectations and evaluations to the subadvisor and
ultimately   recommending   to  the  Trust's  Board  of  Trustees   whether  the
subadvisor's  contract should be renewed,  modified or terminated;  however, the
Advisor  does not  expect to  recommend  frequent  changes of  subadvisors.  The
Advisr will regularly  provide written reports to the Trust's Board of Trustees regarding the results of their evaluation and monitoring functions. Although the
Advisor will monitor the performance of the  subadvisors,  there is no certainty that the  subadvisors  or the Funds will obtain  favorable  results at any given time.

PORTFOLIO MANAGERS

     Appendix  C  contains  the  following  information  regarding  each  of the portfolio managers identified in the Funds' prospectus:  (i) the dollar range of the portfolio  manager's  investments  in each Fund;  (ii) a description  of the portfolio  manager's  compensation  structure;  and (iii) information  regarding other  accounts  managed by the  portfolio  manager and  potential  conflicts of interest that might arise from the management of multiple accounts.

DISTRIBUTOR

     Capital Brokerage Corporation ("CBC") is the Funds' distributor pursuant to a Distribution  Agreement.  CBC offers the Funds' shares on a continuous  basis.
CBC is located at 6620 West Broad Street, Building 2, Richmond, VA 23230. CBC is
a member of the Genworth family of companies.  The following  entities or people are affiliates of the Trust and are also affiliates of CBC:

      [Insert affiliated persons information.]

DISTRIBUTION PLAN

     The Trust has adopted a Distribution  Plan (the "Plan") under Rule 12b-1 of the 1940 Act.  The Plan  permits  such Funds to  compensate  CBC,  as the Funds'
principal  underwriter,  for expenses  associated  with the  distribution of the
Funds' shares.  Although actual distribution  expenses may be more or less, each
Fund  pays  CBC  0.25%  of its  average  daily  net  assets  per  year  for such distribution and shareholder activities.

     [As required by Rule 12b-1, the Board of Trustees,  including a majority of the Trustees who are not interested  persons of the Trust and who have no direct or indirect  financial  interest in the operation of the Plan (the  "Independent
Trustees"), approved the Plan. The Plan may be amended from time to time by vote of a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose.  The Plan may be terminated as to the applicable  shares of a Fund by vote of a majority of the  Independent
Trustees,  or by vote of a majority of the  outstanding  shares of that Class or
Fund, as applicable.  Any change in the Plan that would materially  increase the distribution cost to the applicable  shareholders requires shareholder approval.
The Trustees  review  quarterly a written  report of such costs and the purposes for which such costs have been  incurred.  For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the
Trust shall be committed to the discretion of such  disinterested  persons.  All agreements  with any person  relating to the  implementation  of the Plan may be terminated  at any  time on 60  days'  written  notice  without  payment  of any penalty,  by vote of a majority of the Independent  Trustees or by a vote of the majority of the outstanding  applicable shares. The Plan will continue in effect for  successive  one-year  periods,  provided  that  each  such  continuance  is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees  cast in person at a  meeting  called  for that  purpose.  The Board of  Trustees  has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed  determination  of whether the Plan  should be  implemented  or continued.  In addition  the  Trustees in  approving  the Plan as to a Fund must determine that there is a reasonable  likelihood that the Plan will benefit such
Fund and its Shareholders.

     The Board of  Trustees of the Trust  believes  that the Plan is in the best interests of the Funds since it encourages  Fund growth and  maintenance of Fund assets.  As the  Funds  grow in size,  certain  expenses,  and  therefore  total expenses  per Share,  may be reduced  and overall  performance  per Share may be improved.

     Distributor may enter into,  from time to time, Rule 12b-1  Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares  including,  but not limited to, those discussed  above.  Distributor or an affiliate of Distributor does pay additional  amounts  from  its own  resources  to  dealers  or  other  financial intermediaries  for aid in distribution  or for aid in providing  administrative services to shareholders.

     The Funds did not commence  operations until the date of this SAI, and thus
Distributor has not earned distribution fees or made expenditures under the Plan with respect to the Funds. ]

FUND ADMINISTRATION AND TRANSFER AGENCY SERVICES

     U.S.  Bancorp  Fund  Services,   LLC  ("USBFS")  provides   accounting  and
administrative services and shareholder servicing to the Funds as transfer agent and  dividend  disbursing  agent.  USBFS'  address  is 615 E.  Michigan  Street,
Milwaukee,  Wisconsin  53202.  The services  provided  under the Transfer  Agent
Servicing  Agreement include  processing  purchase and redemption  transactions;
establishing  and  maintaining  shareholder  accounts  and  records;  disbursing dividends declared by the Funds; day-to-day administration of matters related to the  existence  of the Trust under state law (other  than  rendering  investment advice); maintenance of its records; preparation, mailing and filing of reports;
and  assistance in monitoring  the total number of shares sold in each state for
"Blue Sky" purposes.

     Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting
Servicing  Agreement,  each  between  USBFS and the Trust,  USBFS also  performs certain  administrative,  accounting and tax reporting  functions for the Funds, including  preparing  and filing  federal and state tax returns,  preparing  and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC,  assistance in the preparation of the
Funds' registration statement under federal and state securities laws, preparing financial  statements  for the  Annual  and  Semi-Annual  Reports to the SEC and
current investors, monitoring the Funds' expense accruals, performing securities valuations and, from time to time,  monitoring the Funds'  compliance with their investment objectives and restrictions.

     The Funds did not commence  operations until the date of this SAI, and thus
USBFS has not earned fund  administration  and  shareholder  servicing fees with respect to the Funds.

CUSTODIAN

     U.S. Bank,  N.A., an affiliate of USBFS,  is the custodian of the assets of the Funds,  as well as the Funds'  Foreign  Custody  Manager (the  "Custodian"),
pursuant to a custody  agreement  between the Custodian and the Trust  ("Custody
Agreement").  The Custodian is compensated for its services to the Trust by fees paid on a per  transaction  basis,  and  the  Trust  also  pays  certain  of the
Custodian's related out-of-pocket  expenses.  The Custodian's address is Custody
Operations, 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212.

LEGAL COUNSEL

     Stradley   Ronon  Stevens  &  Young,   LLP,   2600  One  Commerce   Square,
Philadelphia, Pennsylvania 19103, serves as the Trust's legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     _____________,  serves as Independent Registered Public Accounting Firm for the Trust.

                              BROKERAGE ALLOCATIONS

     A Fund's  advisor or  subadvisor is  responsible  for decisions to buy and sell securities and other  investments  for the Funds,  the selection of brokers and  dealers  to  effect  the  transactions  and the  negotiation  of  brokerage commissions,  if any. In  transactions  on stock and commodity  exchanges in the
United States,  these  commissions are negotiated,  whereas on foreign stock and commodity  exchanges  these  commissions  are generally  fixed and are generally higher  than  brokerage  commissions  in  the  United  States.  In the  case  of securities traded on the over-the-counter  markets or for securities traded on a principal  basis,  there is generally no  commission,  but the price  includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit.  In  underwritten  offerings,  the price  includes  a  disclosed,  fixed commission or discount.  Most short term  obligations  are normally  traded on a
"principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary  consideration in portfolio security transactions is best price and execution of the transaction  i.e.,  execution at the most  favorable  prices and in the most  effective  manner  possible.  "Best price-best  execution"  encompasses  many factors  affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security,  the commission  charged, the promptness,  availability and reliability of execution,  the confidentiality and  placement  accorded  the order,  and  customer  service.  Therefore,  "best price-best  execution" does not necessarily  mean obtaining the best price alone but is evaluated in the context of all the execution services provided. Both the advisor and the subadvisors  have complete  freedom as to the markets in and the broker-dealers through which they seek this result.

     Subject to the primary  consideration of seeking best price-best  execution and as discussed below,  securities may be bought or sold through broker-dealers who have furnished  statistical,  research, and other information or services to the advisor or a subadvisor.  In placing  orders with such  broker-dealers,  the advisor or subadvisor  will,  where possible,  take into account the comparative usefulness of such  information.  Such  information  is useful to the advisor or subadvisor even though its dollar value may be  indeterminable,  and its receipt or availability  generally does not reduce the advisor's or subadvisor's  normal research activities or expenses.

     There may be occasions when portfolio  transactions for a Fund are executed as part of concurrent  authorizations  to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the advisor or subadvisor  or  by an  affiliated  company  thereof.  Although  such  concurrent authorizations  potentially could be either advantageous or disadvantageous to a
Fund, they are affected only when the advisor or subadvisor  believes that to do so is in the interest of the Fund.  When such concurrent  authorizations  occur, the executions will be allocated in an equitable manner.

     In purchasing and selling  investments  for the Funds,  it is the policy of each of the  advisor  and  subadvisors  to  obtain  best  execution  at the most favorable prices through responsible  broker-dealers.  The determination of what may constitute best execution in a securities transaction by a broker involves a number of  considerations,  including the overall direct net economic  result to the Fund  (involving  both price paid or received and any  commissions and other costs paid), the efficiency with which the transaction is effected,  the ability to  effect  the  transaction  at  all  when  a  large  block  is  involved,  the availability  of the  broker  to  stand  ready  to  execute  possibly  difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker.  These  considerations  are judgmental and
are  weighed  by  the  advisor  or   subadvisor  in   determining   the  overall
reasonableness  of  securities  executions  and  commissions  paid. In selecting broker-dealers,  the  advisor  or  subadvisor  will  consider  various  relevant factors,  including,  but not limited to, the size and type of the  transaction;
the  nature  and  character  of the  markets  for the  security  or  asset to be
purchased  or  sold;  the  execution  efficiency,   settlement  capability,  and
financial condition of the broker-dealer's  firm; the broker-dealer's  execution services,  rendered  on a  continuing  basis;  and  the  reasonableness  of  any commissions.

     The advisor and each subadvisor may cause a Fund to pay a broker-dealer who furnishes  brokerage and/or research  services a commission that is in excess of the  commission  another  broker-dealer  would have  received for  executing the transaction if it is determined,  pursuant to the  requirements of Section 28(e)
of the Securities  Exchange Act of 1934,  that such  commission is reasonable in relation to the value of the brokerage and/or research services  provided.  Such research  services  may  include,  among  other  things,  analyses  and  reports
concerning  issuers,  industries,   securities,  economic  factors  and  trends,
portfolio  strategy,  analytic  or  modeling  software,  market  data  feeds and historical market information.  Any such research and other information provided by brokers to an advisor or  subadvisor  is  considered to be in addition to and not in lieu of services  required  to be  performed  by it under its  investment advisory  or  subadvisory  agreement,  as the case may be.  The fees paid to the advisor and  subadvisors  pursuant to their  respective  investment  advisory or subadvisory  agreement  are not reduced by reason of its receiving any brokerage and research  services.  The research services provided by broker-dealers can be useful to the  advisor or a  subadvisor  in serving  their  other  clients.  All research services received from the brokers to whom commission are paid are used collectively,  meaning such  services may not actually be utilized in connection with each client  account  that may have  provided  the  commission  paid to the brokers providing such services. The advisor and subadvisors are prohibited from considering the broker-dealers sale of shares of any Fund for which it serves as investment  advisor or subadvisor,  except as may be  specifically  permitted by law.

     Fund portfolio  transactions may be effected with  broker-dealers  who have assisted  investors  in the purchase of variable  annuity  contracts or variable insurance  policies issued by Genworth  Financial,  Inc.  However,  neither such assistance  nor sale of other  investment  company  shares  is a  qualifying  or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

     Under the 1940 Act,  "affiliated  persons"  of a Fund are  prohibited  from dealing with it as a principal in the purchase and sale of securities  unless an exemptive order allowing such  transactions  is obtained from the SEC.  However, each  Fund may  purchase  securities  from  underwriting  syndicates  of which a subadvisor  or any of its  affiliates  as defined  in the 1940 Act,  is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

     Each of the Funds contemplate that, consistent with the policy of obtaining best  results,  brokerage  transactions  may be  conducted  through  "affiliated brokers or dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker or dealer" in connection with a purchase or sale of securities offered on a securities  exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated  broker-dealer  must, in the judgment of the advisor or the appropriate subadvisor, be (1) at least as favorable as those that would be charged by other brokers having  comparable  execution  capability and (2) at least as favorable as commissions  contemporaneously  charged by such broker or dealer on  comparable  transactions  for the broker's or dealer's most favored  unaffiliated  customers.  The  advisor and  subadvisors  do not deem it practicable  or in the Funds' best  interests  to solicit  competitive  bids for commissions on each transaction.  However,  consideration  regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

     An insurance company purchases shares of the Funds at their net asset value
("NAV")  using  purchase  payments  received on variable  annuity  contracts and variable life insurance  policies  issued by separate  accounts.  These separate accounts are funded by shares of the Funds. For certain of the Funds, shares may also be sold to affiliated Funds of Funds.

     All investments in the Trust are credited to the  shareholder's  account in the form of full and fractional  shares of the  designated  Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share  certificates.  Each
Fund  may  accept  payment  for  shares  in the  form  of  securities  that  are permissible investments for such Fund.

     The NAV per share of the Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange  (generally 4 P.M.  Eastern Time)
on each  business  day the New York Stock  Exchange is open for regular  trading
(and on such other days as the Board determines).  However, to the extent that a
Fund's  investments  are traded in markets that are open when the New York Stock
Exchange is closed,  the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

     The Trust will not compute NAV for the Funds on customary national business holidays,  including the following: New Year's Day, Martin Luther King, Jr. Day,
Presidents'  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving  Day,  Christmas  Day,  and any other  days when the New York Stock
Exchange is closed.

     Each Fund reserves the right to not  determine net asset value when:  (i) a
Fund has not received any orders to purchase,  sell or exchange  shares and (ii)
changes in the value of that  Fund's  portfolio  do not affect  that  Fund's net asset value.

     The offering price for orders placed before the close of the New York Stock
Exchange,  on each business day the Exchange is open for trading,  will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open  for  trading.  The NAV of a share  of each  Fund  on  which  offering  and redemption  prices are based is the NAV of that  Fund,  divided by the number of shares  outstanding,  the result being  adjusted to the nearer cent.  The NAV of each Fund is  determined by  subtracting  the  liabilities  of the Fund from the value of its assets  (chiefly  composed of investment  securities).  The NAV per share for a class is calculated by adding the value of all  securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class' shares  outstanding.  The Funds may reject any order to buy  shares  and may  suspend  the sale of shares at any time.

     Securities for which market  quotations are readily available are values at current  market value as of  Valuation  Time.  Valuation  Time will be as of the close of regular trading on the New York Stock Exchange  (usually 4 P.M. Eastern
Time).  Equity  securities are valued at the last quoted sale price, or if there is no sale price,  the last quoted bid price provided by an independent  pricing service  approved  by the Board of  Trustees.  Securities  traded on NASDAQ  are valued at the NASDAQ Official  Closing Price.  Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term  obligations)
are valued at the last quoted bid price and/or by using a  combination  of daily quotes and matrix evaluations  provided by an independent  pricing service,  the use of which has been approved by the Board of Trustees of the Trust. Short-term debt  securities  such as commercial  paper and U.S.  treasury  bills,  having a remaining  maturity of 60 days or less are considered to be "short-term" and are valued at amortized cost which  approximates  market value.  The pricing service activities and results are reviewed by an officer of the Trust.

     The pricing  service  activities  and results are reviewed by an officer of the Trust.  Securities for which market quotations are not readily available, or for which an independent  pricing service does not provide a value or provides a value  that  does  not  represent  fair  value  in the  judgment  of the  Funds'
investment  advisor  or  designee,  are valued at fair  value  under  procedures approved by the Funds' Board of Trustees. Fair value determinations are required for  securities  whose  value is  affected  by a  significant  event  that  will materially  affect the value of a domestic or foreign  security and which occurs subsequent  to the  time of the  close of the  principal  market  on which  such domestic or foreign  security  trades but prior to the calculation of the Fund's
NAV.

     The Funds holding  foreign equity  securities  (the "Foreign Equity Funds")
value securities at fair value in the circumstances  described below. Generally, trading in foreign  securities  markets is completed  each day at various  times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign
Equity Funds, the Foreign Equity Funds will fair value their foreign investments when the market  quotations for the foreign  investments  either are not readily available or are unreliable and,  therefore,  do not represent fair value.  When fair value prices are utilized,  these prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Foreign
Equity Funds' foreign  investments  since the last closing prices of the foreign investments  were  calculated on their  primary  foreign  securities  markets or exchanges.  For  these  purposes,  the  Board  of  Trustees  of the  Trust  have determined  that  movements  in  relevant  indices or other  appropriate  market indicators, after the close of the foreign securities exchanges, may demonstrate that market  quotations are  unreliable,  and may trigger fair value pricing for certain  securities.  Consequently,  fair valuation of portfolio  securities may occur on a daily  basis.  The fair  value  pricing  by the Trust  utilizes  data furnished by an  independent  pricing  service (and that data draws upon,  among other  information,  the market values of foreign  investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such  prices  will have an impact on the net asset value of a Foreign
Equity  Fund.  When a Foreign  Equity Fund uses fair value  pricing,  the values assigned to the Foreign Equity Fund's foreign  investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     A separate  account  redeems  shares to make benefit or surrender  payments under the terms of its variable  annuity  contracts or variable  life  insurance policies.  Redemptions  are  processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption  order, in proper form, is received by the Trust's transfer agent, USBFS.

     The Trust may  suspend  the right of  redemption  for such  periods  as are permitted under the 1940 Act and under the following unusual circumstances:  (a)
when the New York Stock Exchange is closed (other than weekends and holidays) or trading  is  restricted;  (b)  when an  emergency  exists,  making  disposal  of portfolio securities or the valuation of net assets not reasonably  practicable;
or (c) during any period  when the SEC has by order  permitted a  suspension  of redemption for the protection of shareholders.]

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

     [The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial  interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate  beneficial interests in the Trust. Each share of a
Fund  represents  an equal  proportionate  interest in that Fund with each other share.  The Trust  reserves  the right to create and issue a number of different funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled  to  share  pro  rata in the net  assets  of such  Fund  available  for distribution to shareholders.

     You have an interest only in the assets of the shares of the Fund which you own. In the event of  liquidation  of a Fund,  shares of the Fund will share pro rata in the  distribution of the net assets of such Fund. All shares are without par value and when issued and paid for, are fully paid and  nonassessable by the
Trust.  Shares may be exchanged  or converted as described in this  Statement of
Additional  Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

     Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other  matters  submitted to meetings of shareholders.  Generally,  amendment may not be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding  voting securities of the Trust. The Trustees may, however,  further amend the Declaration of Trust without the vote or consent of shareholders to:

     (1)  designate series of the Trust; or

     (2)  change the name of the Trust; or

     (3)  apply any  omission,  cure,  correct,  or  supplement  any  ambiguous,
          defective,   or   inconsistent   provision   to  conform  the  Amended
          Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

     Shares have no pre-emptive or conversion rights.  Shares,  when issued, are fully paid and  nonassessable.  In regard to  termination,  sale of  assets,  or change of investment  restrictions,  the right to vote is limited to the holders of shares of the particular  Fund affected by the proposal.  However,  shares of all Funds vote  together,  and not by Fund,  in the election of Trustees.  If an issue must be approved by a majority as defined in the 1940 Act, a "majority  of the outstanding  voting  securities"  means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares  are  present  or  represented  by  proxy,  or (ii)  more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.

SHAREHOLDER INQUIRIES

     All  inquiries  regarding  the  Trust  should be  directed  to the Trust at
[insert telephone number and address].

                                   TAX STATUS

         Election To Be Taxed As A Regulated Investment Company

     Each Fund has elected and qualified  for its most recent  fiscal year,  and intends to  continue  to qualify  during the  current  fiscal  year (or if newly organized,  intends to elect and  qualify),  as a regulated  investment  company under  Subchapter M of the Internal  Revenue Code (the  "Code").  As a regulated investment  company,  a Fund  generally pays no federal income tax on the income and gain it  distributes.  Each Fund intends to  distribute  annually all of its investment  company  taxable  income and realized net capital gains  (reduced by available  capital loss carryovers) and therefore does not expect to pay federal income tax, although in certain  circumstances,  a Fund may determine that it is in the  interest  of  shareholders  (insurance  company  separate  accounts)  to distribute less than that amount.  The Board of Trustees  reserves the right not to maintain the qualification of a Fund as a regulated  investment company if it determines such a course of action to be beneficial to contract holders. In such case, the Fund will be subject to federal,  and possibly state,  corporate taxes on its taxable income and gain.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i)  A Fund must maintain a diversified portfolio of securities, wherein no security,  including  the  securities of a qualified  publicly  traded partnership (other than U.S.  government  securities and securities of other  regulated  investment  companies)  can exceed 25% of the Fund's total assets,  and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment  companies) can exceed 5%
          of the Fund's total assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments with respect to securities  loans,  gains from the sale or disposition  of stock,  securities or foreign  currencies,  or other income derived with respect to its business of investing in such stock,  securities,  or  currencies,  and net income  derived  from an interest in a qualified publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company taxable income and net tax-exempt  income for each of its fiscal years.

         Excise Tax Distribution Requirements

     To avoid  federal  excise  taxes,  the Code requires a Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Fund in a given calendar year,  however,  if all of its  shareholders
(other than  certain  permitted  shareholders)  at all times during the calendar year are segregated asset accounts of life insurance  companies where the shares are held in  connection  with  variable  products.  For purposes of  determining whether a Fund  qualifies  for this  exemption,  any shares  attributable  to an investment  in the Fund  made in  connection  with  organization  of the Fund is disregarded as long as the investment doesn't exceed $250,000.

         Consent Dividends

     A Fund may utilize consent  dividend  provisions of Section 565 of the Code to make  distributions.  Provided that all shareholders agree in a consent filed with the income tax return of a Fund to treat as a dividend the amount specified in the consent,  the amount will be considered a distribution  just as any other distribution paid in money and reinvested back into the Fund.

         Special Rules Applicable To Variable Contracts

     In  addition  to the  asset  diversification  and  other  requirements  for qualification as a regulated investment company, each Fund is subject to another set of asset  diversification  requirements  under  Section  817(h)  of the Code applicable to insurance company separate  accounts and their underlying  funding vehicles.  Each  Fund  intends  to  comply  with  these  requirements.  If these requirements are not met, or under other limited  circumstances,  it is possible that the contract holders,  rather than the separate  accounts,  will be treated for federal  income tax purposes as the taxable owners of the assets held by the separate accounts.

     To  satisfy  these  diversification  requirements,  as of the  end of  each calendar quarter or within 30 days thereafter, a Fund must (a) be qualified as a
"regulated investment company";  and (b) have either (i) no more than 55% of the total value of its assets in cash and cash  equivalents,  government  securities and securities of other regulated investment companies; or (ii) no more than 55%
of its total assets  represented by any one investment,  no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90%
by any four investments.  For this purpose all securities of the same issuer are considered a single  investment,  and each agency or instrumentality of the U.S.
government is treated as a separate issuer of securities.

     Section  817(h) of the Code  provides a  look-through  rule for purposes of testing the  diversification  of a  segregated  asset  account that invests in a regulated  investment  company  such as a  Fund.  Treasury  Regulations  Section
1.817-5(f)(1)  provides,  in part,  that if the  look-through  rule  applies,  a beneficial  interest in an investment company (including a regulated  investment company)  shall not be  treated as a single  investment  of a  segregated  asset account;  instead,  a pro rata portion of each asset of the  investment  company shall  be  treated  as an  asset  of  the  segregated  asset  account.  Treasury
Regulations Section 1.817-5(f)(2)  provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if -

     o    All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance  companies;
          and

     o    Public  access to such  investment  company is  available  exclusively through the purchase of a variable contract.

     As provided in the offering documents,  all the beneficial interests in the
Funds are held by one or more segregated asset accounts of one or more insurance companies  (except as otherwise  permitted),  and public  access to the Funds is available solely through the purchase of a variable contract. Accordingly, under the  look-through  rule of Section  817(h) of the Code and Treasury  Regulations
Section 1.817-5(f),  the investing segregated asset account is treated as owning a pro rata  portion of each  asset of a Fund in which it  invests.  See  Revenue
Ruling 2005-7, 2005-6 IRB 464 (January 19, 2005).

     In  addition,  a  contract  holder  should  not be able to  direct a Fund's investment in any  particular  asset so as to avoid the  prohibition on investor control. The Treasury Department may issue future pronouncements  addressing the circumstances in which a variable contract owner's control of the investments of a separate  account may cause the  contract  owner,  rather  than the  insurance company,  to be treated as the owner of the assets held by the separate account.
If the contract  owner is considered the owner of the separate  account,  income and gains  produced  by those  securities  would be  included  currently  in the contract owner's gross income.  It is not known what standards will be set forth in any such  pronouncements  or when,  if at all,  these  pronouncements  may be issued.

     Reference should be made to the prospectus for the applicable  contract for more information  regarding the federal income tax consequences to an owner of a contract.

                             OTHER TAX CONSEQUENCES

         Effect Of Foreign Investments On Distributions

     Certain  Funds may  invest in  foreign  securities  and may be  subject  to foreign  withholding  taxes on income  from  those  securities  that may  reduce distributions.

     The Funds may invest in securities of foreign entities that could be deemed for tax purposes to be passive  foreign  investment  companies  ("PFICs").  When investing in PFIC securities,  a Fund intends to mark-to-market these securities and will recognize any gains at the end of its fiscal tax years.  Deductions for losses are allowable only to the extent of any current or previously  recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that a Fund  is  required  to  distribute,  even  though  it has  not  sold  the securities. In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a  mark-to-market  election,  the Fund may be  subject to
U.S.  federal income tax on a portion of any "excess  distribution" or gain from the  disposition  of such shares even if such income is distributed as a taxable dividend by the Fund to its  shareholders.  Additional  charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

         Securities Lending

     In a securities  lending  program,  the borrower is entitled to receive the dividend  associated with the security borrowed provided that the borrower holds such  security on the record date for such  dividend.  The lender is entitled to receive the  economic  equivalent  of the  dividend,  as a  substitute  dividend
payment.  A  Fund's  entry  into  securities  lending   transactions  may  cause
substitute dividend payments received from the borrower, in lieu of dividends on loaned stock of domestic  corporations,  to be not  eligible  for the  corporate dividends received deduction.

         Receipt Of Excess Inclusion Income By A Fund

     Income received by a Fund from certain equity interests in mortgage pooling vehicles is treated as "excess inclusion  income." A Fund may derive such income either as a result of its direct  investment in such  interests or,  indirectly, through its investment in REITs that hold such interests or otherwise qualify as taxable  mortgage pools.  In general,  this income is required to be reported to
Fund shareholders that are not disqualified  organizations (as defined below) in proportion to dividends paid with the same  consequences as if the  shareholders directly received the excess inclusion  income.  Excess inclusion income (i) may not be offset with net operating  losses,  (ii)  represents  unrelated  business taxable  income  (UBTI) in the hands of a tax-exempt  shareholder  that is not a disqualified  organization,  and (iii) is subject to  withholding  tax,  without regard to otherwise applicable exemptions or rate reductions, to the extent such income is allocable to a shareholder who is not a U.S.  person.  A Fund must pay the tax on its  excess  inclusion  income  that is  allocable  to  "disqualified organizations," which are generally certain cooperatives,  governmental entities and tax-exempt  organizations that are not subject to tax on UBTI. To the extent that the Fund shares  owned by a  disqualified  organization  are held in record name by a broker/dealer or other nominee,  a Fund must inform the  broker/dealer or other  nominee  of the  excess  inclusion  income  allocable  to them and the broker/dealer or other nominee must pay the tax on the portion of a Fund' excess inclusion income allocable to them on behalf of the disqualified  organizations.
Code Section  860E(f) further  provides that,  except as provided in regulations
(which have not been issued),  with respect to any variable contract (as defined in section  817),  there shall be no  adjustment in the reserve to the extent of any excess inclusion.

                        TAX CONSEQUENCES TO SHAREHOLDERS

     Since  shareholders  of the Funds will be the  insurance  company  separate accounts,  no  discussion  is  included  herein  concerning  federal  income tax consequences  for the holders of the contracts.  For information  concerning the federal income tax consequences to any such holder, see the prospectus  relating to the applicable contract.

     This  discussion  of  "Tax  Status,"  "Other  Tax  Consequences"  and  "Tax
Consequences  to Contract  Holders" is not intended or written to be used as tax advice.  The tax  consequences for contract owners will depend on the provisions of the variable contracts through which they are invested in shares of the Fund.
Please refer to the prospectus for the variable contracts for more information.

                              FINANCIAL STATEMENTS

     A copy of the Fund's  annual  report may be  obtained  without  charge upon request by writing a Fund or by calling toll free [insert toll free number].  As the Funds are new, the first annual report will be available on or about [insert date].

----------------------------------------------------------------------------------
                            APPENDIX A - DEBT RATINGS
----------------------------------------------------------------------------------

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's  corporate or municipal debt rating is a current  assessment of the  creditworthiness  of an obligor with  respect to a specific  obligation.
This  assessment  may  take  into  consideration  obligors  such as  guarantors, insurers, or lessees.

The debt rating is not a recommendation  to purchase,  sell, or hold a security, inasmuch  as it does  not  comment  as to  market  price  or  suitability  for a particular investor.  The ratings are based on current information  furnished by the issuer or  obtained by  Standard & Poor's  from other  sources it  considers reliable.  Standard & Poor's  does not perform an audit in  connection  with any rating and may,  on  occasion,  rely on  unaudited  financial  information.  The ratings may be changed,  suspended,  or  withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     1.   Likelihood of default - capacity and  willingness of the obligor as to
          the  timely   payment  of  interest  and  repayment  of  principal  in
          accordance with the terms of the obligation.

     2.   Nature of and provisions of the obligation.

     3.   Protection  afforded by, and relative  position of, the  obligation in the event of bankruptcy,  reorganization,  or other  arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE

AAA  - Debt rated  `AAA' has the highest  rating  assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.

AA   - Debt rated `AA' has a very  strong  capacity  to pay  interest  and repay principal and differs from the highest rated issues only in small degree.

A    - Debt rated `A' has a strong  capacity to pay interest and repay principal although it is somewhat more  susceptible to the adverse effects of changes in  circumstances  and  economic  conditions  than  debt  in  higher  rated categories.

BBB- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay  principal.  Whereas it  normally  exhibits  adequate  protection parameters,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity to pay interest and repay  principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

Debt rated `BB',  `B', `CCC',  `CC' and `C' is regarded as having  predominantly speculative  characteristics  with respect to capacity to pay interest and repay principal.  `BB' indicates the least degree of speculation  and `C' the highest.
While such debt will likely have some  quality and  protective  characteristics, these are outweighed by large  uncertainties  or major risk exposures to adverse conditions.

BB   - Debt rated `BB' is less i vulnerable  to default  than other  speculative issues.  However,  it faces  major  ongoing  uncertainties  or  exposure to adverse  business,  financial,  or economic  conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B    - Debt rated `B' has a greater  vulnerability  to default than  obligations rated BB but  currently  has the  capacity to meet  interest  payments  and principal repayments.  Adverse business,  financial, or economic conditions will  likely  impair  capacity or  willingness  to pay  interest  and repay principal.

CCC  - Debt rated `CCC' is  currently  vulnerable  to default,  and is dependent upon favorable business,  financial, and economic conditions to meet timely payment of interest  and  repayment of  principal.  In the event of adverse business,  financial, or economic conditions,  it is not likely to have the capacity to pay interest and repay principal.

CC   - Debt rated `CC' typically is currently highly vulnerable to nonpayment.

C    - Debt rated `C' signifies that a bankruptcy  petition has been filed,  but debt service payments are continued.

D    - Debt rated `D' is in payment  default.  The `D' rating  category  is used when interest  payments or principal  payments are not made on the date due even if the  applicable  grace  period has not expired,  unless  Standard &
     Poor's  believes  that such payments will be made during such grace period.
     The `D' rating also will be used upon the filing of a  bankruptcy  petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa  - Bonds  which  are rated Aaa are  judged to be of the best  quality.  They carry the smallest degree of investment risk and are generally  referred to as  "gilt  edged."  Interest  payments  are  protected  by a large or by an exceptionally  stable  margin and  principal  is secure.  While the various protective elements are likely to change, such changes as can be visualized are most  unlikely  to impair the  fundamentally  strong  position  of such issues.

Aa   -  Bonds  which  are  rated  Aa are  judged  to be of high  quality  by all standards.  Together  with the Aaa group they  comprise  what are generally known as high grade bonds. They are rated lower than the best bonds because margins  of  protection  may  not  be as  large  as in  Aaa  securities  or fluctuation of protective elements may be of greater amplitude or there may be other  elements  present which make the long-term  risk appear  somewhat larger than in Aaa securities.

A    - Bonds which are rated A possess many favorable investment  attributes and are to be considered as  upper-medium  grade  obligations.  Factors  giving security to principal and interest are  considered  adequate,  but elements may be present which suggest a  susceptibility  to impairment  some time in the future.

Baa  - Bonds  which are rated Baa are  considered  as  medium-grade  obligations
     (i.e.,  they are neither  highly  protected nor poorly  secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically  unreliable over any great  length of time.  Such  bonds  lack  outstanding  investment characteristics and in fact have speculative characteristics as well.

Ba   - Bonds which are rated Ba are judged to have speculative  elements;  their future cannot be considered well-assured.  Often the protection of interest and  principal  payments  may  be  very  moderate,  and  thereby  not  well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B    - Bonds which are rated B generally lack  characteristics  of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  - Bonds  which are rated Caa are of poor  standing.  Such  issues may be in default  or there  may be  present  elements  of  danger  with  respect  to principal or interest.

Ca   - Bonds which are rated Ca represent obligations which are speculative in a high  degree.  Such  issues  are  often in  default  or have  other  marked shortcomings.

C    - Bonds which are rated C are the lowest  rated class of bonds,  and issues so rated  can be  regarded  as  having  extremely  poor  prospects  of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

Excerpts  from  Moody's  Investors  Service,  Inc.,  description  of  state  and municipal note ratings:

MIG-1-- Notes bearing this designation are of the best quality,  enjoying strong protection  from  established  cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2-- Notes  bearing this  designation  are of high  quality,  with margins of protection ample although not so large as in the preceding group.

MIG-3-- Notes  bearing  this  designation  are of  favorable  quality,  with all security  elements  accounted for but lacking the strength of the preceding grade. Market access for refinancing,  in particular,  is likely to be less well established.

               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch  investment grade bond ratings provide a guide to investors in determining the credit risk associated  with a particular  security.  The ratings  represent
Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The  rating  takes  into  consideration  special  features  of  the  issue,  its relationship  to other  obligations of the issuer,  the current and  prospective financial  condition and operating  performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch  ratings do not  reflect  any credit  enhancement  that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same  rating are of similar  but not  necessarily  identical
credit  quality  since  the  rating   categories  do  not  fully  reflect  small
differences in the degrees of credit risk.

Fitch  ratings  are not  recommendations  to buy,  sell,  or hold any  security.
Ratings do not comment on the adequacy of market price,  the  suitability of any security for a particular  investor,  or the tax-exempt  nature or taxability of payments made in respect of any security.

Fitch ratings are based on information  obtained from issuers,  other  obligors, underwriters,  their  experts,  and other sources Fitch believes to be reliable.
Fitch  does not  audit or  verify  the truth or  accuracy  of such  information.
Ratings may be changed,  suspended,  or  withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA  Bonds  considered  to be  investment  grade  and  representing  the  lowest expectation  of  credit  risk.  The  obligor  has an  exceptionally  strong capacity for timely  payment of financial  commitments,  a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA   Bonds  considered to be investment  grade and of very high credit  quality.
     This  rating  indicates  a very  strong  capacity  for  timely  payment  of financial commitments,  a capacity that is not significantly  vulnerable to foreseeable events.

A    Bonds  considered to be investment grade and represent a low expectation of credit risk. This rating  indicates a strong capacity for timely payment of financial commitments.  This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB  Bonds  considered to be in the lowest  investment  grade and indicates that there is currently low  expectation of credit risk. The capacity for timely payment of  financial  commitments  is  considered  adequate,  but  adverse changes in economic  conditions and circumstances are more likely to impair this capacity.

BB   Bonds are  considered  speculative.  This rating  indicates that there is a possibility  of  credit  risk  developing,  particularly  as the  result of
     adverse  economic  changes  over  time;  however,   business  or  financial
     alternatives  may be available to allow  financial  commitments  to be met.
     Securities rated in this category are not investment grade.

B    Bonds  are  considered  highly  speculative.  This  rating  indicates  that significant credit risk is present, but a limited margin of safety remains.
     Financial  commitments  are  currently  being met;  however,  capacity  for continued  payment is contingent upon a sustained,  favorable  business and economic environment.

CCC, CC and C Bonds  are  considered  a high  default  risk.  Default  is a real possibility.  Capacity for meeting financial  commitments is solely reliant upon sustained,  favorable business or economic developments. A `CC' rating indicates  that default of some kind appears  probable.  `C' rating signals imminent default.

DDD, DD and D  Bonds  are  in  default.  Such  bonds  are  not  meeting  current obligations  and are extremely  speculative.  `DDD'  designates the highest potential for recovery of amounts  outstanding on any  securities  involved and `D' represents the lowest potential for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard  & Poor's  commercial  paper  rating is a current  assessment  of the likelihood  of timely  payment of debt  considered  short-term  in the  relevant market.

Ratings are graded into several  categories,  ranging from `A-1' for the highest quality obligations to `D' for the lowest. These categories are as follows:

     A-1  This highest  category  indicates that the degree of safety  regarding timely payment is strong. Those issues determined to possess extremely strong  safety  characteristics  are  denoted  with  a plus  sign  (+)
          designation.

     A-2  Capacity  for  timely  payment  on  issues  with this  designation  is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

     A-3  Issues  carrying this  designation  have adequate  capacity for timely payment.  They are, however, more vulnerable to the adverse effects of
          changes  in  circumstances   than  obligations   carrying  the  higher
          designations.

     B    Issues rated `B' are regarded as having only speculative  capacity for timely payment.

     C    This rating is assigned to short-term debt  obligations  with doubtful capacity for payment.

     D    Debt rated `D' is in payment default.  the `D' rating category is used when interest payments or principal  payments are not made on the date due,  even if the  applicable  grace  period has not  expired,  unless
          Standard & Poor's believes that such payments will be made during such grace period.

                         STANDARD & POOR'S NOTE RATINGS

An S & P note rating reflects the liquidity factors and market-access risks unique to notes.  Notes  maturing  in three  years or less will  likely  receive a note rating.  Notes maturing  beyond three years will most likely receive a long-term debt rating.

The following criteria will be used in making the assessment:

     1.   Amortization  schedule  - the larger the final  maturity  relative  to other  maturities,  the more  likely  the issue is to be  treated as a note.

     2.   Source of  payment - the more the issue  depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong  capacity to pay  principal  and  interest are given a plus (+)
     designation.

SP-2 Satisfactory   capacity  to  pay   principal   and   interest,   with  some
     vulnerability  to adverse  financial and economic  changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

                           MOODY'S SHORT-TERM RATINGS

Moody's  short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless  explicitly noted.  Moody's employs the following three designations,  all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting  institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be  evidenced  by the  following  characteristics:  (I) leading  market positions  in well  established  industries,  (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset  protection,  (IV) broad  margins in  earnings  coverage of fixed  financial  charges  and  high  internal  cash  generation,  and (V)  well established  access to a range of  financial  markets  and  assured  sources  of alternative liquidity.

Issuers rated Prime-2 (or supporting  institutions)  have a strong  capacity for repayment of short-term promissory obligations.  This will normally be evidenced by many of the  characteristics  cited above,  but to a lesser degree.  Earnings trends and  coverage  ratios,  while sound,  will be more subject to  variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting  institutions) have an acceptable  capacity for  repayment  of  short-term  promissory  obligations.  The effect of industry characteristics  and market  composition may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements  and may  require  relatively  high  financial  leverage.  Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

                              MOODY'S NOTE RATINGS

MIG  1/VMIG 1 This  designation  denotes best quality.  There is present  strong protection  by  established  cash  flows,  superior  liquidity  support  or demonstrated broad based access to the market for refinancing.

MIG  2/VMIG 2 This designation  denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MIG  3/VMIG 3 This designation denotes favorable quality.  All security elements are  accounted  for but there is lacking  the  undeniable  strength  of the preceding  grades.  Liquidity  and cash flow  protection  may be narrow and market access for refinancing is likely to be less well established

MIG  4/VMIG 4 This designation  denotes adequate  quality.  Protection  commonly regarded as required of an investment  security is present and although not distinctly or predominantly speculative, there is specific risk.

SG   This  designation  denotes  speculative  quality.  Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's  short-term ratings apply to debt obligations that are payable on demand or have original  maturities of up to three years,  including  commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The  short-term  rating places greater  emphasis than a long-term  rating on the existence of liquidity  necessary to meet the issuer's  obligations  in a timely manner.

     F-1+ Exceptionally  strong credit quality.  Issues assigned this rating are regarded  as having  the  strongest  degree of  assurance  for  timely payment.

     F-1  Very strong credit  quality.  Issues  assigned this rating  reflect an assurance of timely  payment only  slightly less in degree than issues rated F-1+.

     F-2  Good credit  quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

--------------------------------------------------------------------------------
                         APPENDIX B - PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

INVESTMENTS IN EACH FUND

     As of  ____________,  none of the  portfolio  managers  owned,  directly or beneficially, shares of any of the Funds.

POTENTIAL MATERIAL CONFLICTS OF INTEREST

Actual or apparent  conflicts of interest may arise when a portfolio manager has day-to-day  management  responsibilities  with  respect to more than one fund or other account.  More specifically,  portfolio managers who manage multiple funds and/or  other  accounts  may be  presented  with  one or more  of the  following potential conflicts:

o    Time and attention.  The management of multiple funds and/or other accounts may result in a portfolio  manager  devoting  unequal time and attention to the management of each fund and/or other account.

o    Limited  investment  opportunities.  If a portfolio  manager  identifies  a limited investment opportunity which may be suitable for more than one fund or other  account,  a Fund may not be able to take full  advantage  of that opportunity  due to an allocation of filled  purchase or sale orders across all eligible funds and other accounts.

o    Brokerage  allocation.  With  respect to  securities  transactions  for the
     Funds, the subadvisors determine which broker to use to execute each order, consistent  with  their  duty to seek best  execution  of the  transaction.
     However,  with respect to certain other  accounts (such as mutual funds for which a subadvisor  or an affiliate  of a  subadvisor  acts as  subadvisor, other pooled  investment  vehicles that are not registered mutual funds and other accounts managed for organizations and individuals),  the subadvisors may be limited by the client with  respect to the  selection  of brokers or may be instructed to direct trades  through a particular  broker.  In these cases,  trades for a Fund in a particular security may be placed separately from,  rather than aggregated  with,  such other accounts.  Having separate transactions  with respect to a security may temporarily  affect the market price of the security or the execution of the transaction,  or both, to the possible detriment of the Fund or other account(s) involved.

o    Pursuit  of  differing  strategies.  At  times,  a  portfolio  manager  may determine that an investment  opportunity  may be appropriate for only some of the  funds  and/or  accounts  for which he or she  exercises  investment responsibility,  or may decide that  certain of the funds  and/or  accounts should take  differing,  including  potentially  opposite,  positions  with respect to a particular security. Moreover, there may be circumstances when a portfolio manager's purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

o    Variation in  compensation.  The  appearance  of a conflict of interest may
     arise   where  a   portfolio   manager   has  an   incentive,   such  as  a
     performance-based  management  fee,  which relates to the management of one fund or  account  but not all funds and  accounts  with  respect to which a portfolio manager has day-to-day management responsibilities.

o    Personal investments. Potential conflicts of interest also may arise in the event that a portfolio  manager has personal  investments in other accounts that may create an  incentive  to favor those  accounts or when a portfolio manager personally owns or trades in a security that is owned or considered for purchase or sale by a client.

o    Investments  of  subadvisors  or  affiliated  entities.  In  addition,  the substantial  investment  of the assets of a Fund  subadvisor  or affiliated entity in  certain  securities  or mutual  funds may lead to  conflicts  of interest.

o    Sharing of information among accounts. Subadvisors and their affiliates and other related entities also may possess  information that could be material to the  management  of a Fund and may not be able to, or may  determine not to, share that  information  with the  portfolio  managers,  even though it might be beneficial  information for the Fund. This information may include actual knowledge  regarding the particular  investments and transactions of other funds and accounts,  as well as proprietary  investment,  trading and other market research,  analytical and technical models, and new investment techniques, strategies and opportunities.

o    Soft dollar benefits.  Certain products and services,  commonly referred to as "soft  dollar  services,"  (including,  to the extent  permitted by law, research  reports,  economic and financial  data,  financial  publications, proxy analysis,  computer databases and other research-oriented  materials)
     that the  subadvisors  may receive in connection  with  brokerage  services provided to a Fund may have the  inadvertent  effect of  disproportionately benefiting  other  advised/managed  funds or  accounts.  This could  happen because of the relative amount of brokerage  services provided to a Fund as compared  to  other  advised/managed  funds  or  accounts,  as  well as the relative compensation paid by the Fund.

o    Investment  limitations arising from the activities of affiliated entities.
     Regulatory  restrictions  applicable to the subadvisors or their affiliates may limit a Fund's  investment  activities  in various  ways.  For example, regulations  regarding  certain  industries  and markets,  such as those in emerging or international markets, and certain transactions,  such as those involving  certain  futures  and  derivatives,  may  impose  a cap  on  the aggregate amount of investments  that may be made by affiliated  investors, including accounts managed by the same affiliated manager, in the aggregate or in  individual  issuers.  At  certain  times,  the  subadvisor  and  its affiliates  also may be restricted in the securities  that can be bought or sold for a Fund and other advised/managed funds and accounts because of the investment banking,  lending or other relationships that the subadvisor and its  affiliates  have with the  issuers of  securities.  In  addition,  the internal  policies  and  procedures  of a  subadvisor  and  its  affiliates covering  these types of regulatory  restrictions  and  addressing  similar issues also may at times restrict the Funds' investment activities.

o    Non-advisory relationships of a subadvisor and its affiliates. The lending, investment  banking  and  other  relationships  that a  subadvisor  and its affiliates  may have with  companies and other entities in which a Fund may invest can give rise to actual and  potential  conflicts of  interest.  The purchase,  holding and sale of certain  securities by the Funds may enhance the profitability  and the business  interests of the subadvisor and/or its affiliates.  In addition,  to the extent  permitted by applicable law and a
     Fund's individual  investment  objectives and  restrictions,  a Fund may be permitted  to enter into  transactions  and invest in futures,  securities, currencies, swaps, options, forward contracts or other instruments in which a subadvisor (or a related  entity) acting as principal or on a proprietary basis for its customers, serves as the counterparty.  The Funds may also be permitted  to enter into cross  transactions  in which a  subadvisor  (or a related  entity)  acts on behalf of the Fund and for the other party to the transaction.  In such situations, the subadvisor or related entity may have a potentially conflicting division of responsibilities to both parties to a cross transaction.  In addition, subject to applicable legal and regulatory requirements, a Fund may enter into transactions in which entities that are affiliated  with a Fund  subadvisor  may have an interest that  potentially conflicts with the interests of the Fund.

A  portfolio  manager  may also face other  potential  conflicts  of interest in managing a Fund,  and the  description  above is not a complete  description  of every conflict of interest that could be deemed to exist.  The subadvisors  have adopted certain compliance  procedures which are designed to prevent and address these types of conflicts.  However,  there is no guarantee that such  procedures will detect each and every situation in which a conflict arises.

See the  prospectus  section  "Fund  Management  --  Duties of the  Manager  and
Subadvisors"  for a  discussion  of a  potential  material  conflict of interest regarding the Manager's discretion to allocate assets for the Funds.

DESCRIPTION OF COMPENSATION STRUCTURE

CALAMOS

Other Accounts Managed

The team  responsible for managing the Genworth  Calamos Growth Fund's portfolio is led by John P. Calamos,  Sr.,  Nick P. Calamos and John P.  Calamos,  Jr. and
consists of John  Hillenbrand,  Steve Klouda,  Jeff  Scudieri and Jon Vacko.  In
addition  to the  Genworth  Calamos  Growth  Fund,  the team  also  manages  the following accounts as of [DATE TO BE INSERTED]:

-------------------------------------- --------------------------------- -----------------------------------
     Portfolio Manager                          Total Accounts             Accounts with Performance Fees
         Other Accounts
-------------------------------------- --------------------------------- -----------------------------------
                                           Number           Assets            Number            Assets
                                                        (in millions)                       (in millions)
-------------------------------------- --------------- ----------------- ----------------- -----------------
John P. Calamos, Sr.
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
Nick P. Calamos
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
John P. Calamos, Jr.
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
John Hillenbrand
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
Steve Klouda
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
Jeff Scudieri
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
 Jon Vacko
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------

Portfolio Manager Compensation

As of [DATE TO BE UPDATED:  October 31, 2006],  Team Leaders Messrs. J. Calamos,
Sr., N.  Calamos and J.  Calamos,  Jr.  receive all of their  compensation  from
Calamos Advisors.  Each has entered into employment  agreements that provide for compensation  in the form of an annual  base salary and a  discretionary  target bonus,  each  payable  in cash.  Their  discretionary  target  bonus is set at a percentage  of the  respective  base salary,  ranging from 300% to 600%,  with a maximum annual bonus  opportunity of 150% of the target bonus.  Also, due to the ownership  and  executive  management  positions  with Calamos  Advisors and its parent  company,  additional  multiple  corporate  objectives  are  utilized  to determine the discretionary target bonus for Messrs. J. Calamos, Sr., N. Calamos and J. Calamos,  Jr. [DATE TO BE UPDATED:  For 2006],  the additional  corporate objectives were: marketing  effectiveness,  as measured by year-end assets under management,  redemption rates, and growth in assets under management as compared to the industry peer group; portfolio performance,  as measured by risk-adjusted performance of the investment  strategies  managed by the company over a blended short- and  long-term  measurement  period;  revenue  growth,  measured by total investment  management  fees and growth in  investment  management  fee revenues compared to the industry peer group percentages; operating leverage, as measured by operating margin relative to the industry peer group; and stockholder  return relative to the industry peer group.  Stockholder  return is measured by the sum of (i) the  difference  between the closing stock price at the end and beginning of the year and (ii)  dividends  paid  during the year;  divided by the  closing stock price at the beginning of the year.

As of [DATE TO BE  UPDATED:  October 31,  2006],  Messrs.  Hillenbrand,  Klouda,
Scudieri and Vacko receive all of their compensation from Calamos Advisors. They each  receive  compensation  in  the  form  of  an  annual  base  salary  and  a discretionary  target bonus,  each payable in cash. Their  discretionary  target bonus is set at a percentage of the respective base salary.

The amounts paid to all Team Leaders and the criteria  utilized to determine the amounts are benchmarked  against industry  specific data provided by third party
analytical  agencies.   The  Team  Leaders'  compensation   structure  does  not
differentiate  between  the  Genworth  Calamos  Growth  Fund and other  accounts managed by the Team Leaders,  and is determined on an overall basis, taking into consideration  the  performance  of the various  strategies  managed by the Team
Leaders.   Portfolio  performance,   as  measured  by  risk-adjusted   portfolio
performance, is utilized to determine the discretionary target bonus, as well as overall performance of Calamos Advisors.

All Team Leaders are eligible to receive  annual equity awards under a long term incentive  compensation  program.  With respect to Messrs.  J. Calamos,  Sr., N.
Calamos  and J.  Calamos,  Jr.,  the target  annual  equity  awards are set at a percentage of base salary. With respect to Messrs. Hillenbrand, Klouda, Scudieri and Vacko,  the target  annual equity awards are each set at a percentage of the respective base salaries.

Historically,  the annual  equity awards  granted under the long-term  incentive compensation  program have been comprised of stock options and restricted  stock units.  The stock options and restricted  stock units issued to date have vested annually in one-third  installments beginning in the fourth year after the grant date and each  award has been  subject  to  accelerated  vesting  under  certain conditions. Unless terminated early, the stock options have a ten-year term.

COLUMBIA MANAGEMENT

Other Accounts Managed

The team  responsible  for managing  the Genworth  Columbia Mid Cap Value Fund's portfolio  consists of Lori  Ensinger,  David  Hoffman,  Noah Petrucci and Diane
Sobin.  In addition to the Genworth  Columbia Mid Cap Value Fund,  the team also manages the following accounts as of [DATE TO BE INSERTED]:

-------------------------------------- --------------------------------- -----------------------------------
     Portfolio Manager                          Total Accounts             Accounts with Performance Fees
         Other Accounts
-------------------------------------- --------------------------------- -----------------------------------
                                           Number           Assets            Number            Assets
                                                        (in millions)                       (in millions)
-------------------------------------- --------------- ----------------- ----------------- -----------------
Lori Ensinger
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
David Hoffman
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
Noah Petrucci
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
Diane Sobin
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------

Portfolio Manager Compensation

The portfolio managers received their compensation from Columbia  Management and its parent  company,  Columbia  Management  Group,  LLC,  in the form of salary, bonus,  stock options,  restricted  stock, and notional  investments  through an incentive  plan, the value of which is measured by reference to the  performance of the funds in which the account is invested.  A portfolio  manager's  bonus is variable and generally is based on (1) an evaluation of the portfolio  manager's investment performance and (2) the results of a peer and/or management review of the portfolio  manager,  which takes into account skills and attributes  such as team participation,  investment process,  communication and professionalism.  In evaluating investment  performance,  Columbia Management generally considers the one-,  three-  and  five-year  performance  of mutual  funds and other  accounts managed by the  portfolio  manager  relative to the  benchmarks  and peer groups
noted  below,   emphasizing  the  portfolio   manager's   three-  and  five-year
performance.  Columbia  Management  also  may  consider  a  portfolio  manager's performance in managing client assets in sectors and industries  assigned to the portfolio  manager as part of his/her  investment team  responsibilities,  where
applicable.   For   portfolio   managers   who  also   have   group   management
responsibilities,  another  factor in their  evaluation  is an assessment of the group's overall investment performance.

The  size of the  overall  bonus  pool  each  year  is  determined  by  Columbia
Management  Group,  LLC and  depends  on,  among  other  factors,  the levels of compensation  generally in the investment  management  industry (based on market compensation data) and Columbia  Management's  profitability for the year, which is largely determined by assets under management.

DAVIS

Other Accounts Managed

The team responsible for managing the Genworth Davis NY Venture Fund's portfolio consists of Christopher C. Davis and Kenneth  Charles  Feinberg.  In addition to the Genworth Davis NY Venture Fund, the team also manages the following accounts as of [DATE TO BE INSERTED]:

-------------------------------------- --------------------------------- -----------------------------------
     Portfolio Manager                          Total Accounts             Accounts with Performance Fees
         Other Accounts
-------------------------------------- --------------------------------- -----------------------------------
                                           Number           Assets            Number            Assets
                                                        (in millions)                       (in millions)
-------------------------------------- --------------- ----------------- ----------------- -----------------
Christopher C.  Davis
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
Kenneth Charles Feinberg
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------

Portfolio Manager Compensation

Mr.  Davis'  compensation  for  services  provided  to Davis  consists of a base salary.  Mr. Feinberg's  compensation for services provided to Davis consists of
(i) a base  salary;  (ii) an annual  bonus  equal to a  percentage  of growth in
Davis's  profits;  (iii) awards of equity  ("Units") in Davis  including  Units, options on Units and/or phantom Units,  and (iv) an incentive plan whereby Davis purchases  shares in selected  funds  managed by Davis.  At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund  shares  will be  registered  in the  employee's  name based on fund performance,  after expenses on a pre-tax basis,  versus the S & P 500 Index,  and versus  peer  groups as defined by  Morningstar  or Lipper.  Davis's  investment professionals are provided benefits  packages  including life insurance,  health insurance and  participation  in company 401(k) plan comparable to that received by other company employees.

EATON VANCE

Other Accounts Managed

Michael R. Mach is primarily  responsible  for managing the Genworth Eaton Vance
Large Cap Value Fund's portfolio.  In addition to the Genworth Eaton Vance Large
Cap Value Fund,  Mr. Mach also manages the following  accounts as of [DATE TO BE
INSERTED]:

-------------------------------------- --------------------------------- -----------------------------------
         Other Accounts                         Total Accounts             Accounts with Performance Fees
-------------------------------------- --------------------------------- -----------------------------------
                                           Number           Assets            Number            Assets
                                                        (in millions)                       (in millions)
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------

Portfolio Manager Compensation

     Compensation  Structure:  Compensation of Eaton Vance's portfolio  managers and other  investment  professionals  has three primary  components:  (1) a base salary,  (2) an  annual  cash  bonus  and (3)  annual  stock-based  compensation consisting of options to purchase shares of Eaton Vance Corp.'s nonvoting common stock and/or  restricted  shares of Eaton Vance Corp.'s  nonvoting common stock.
Eaton  Vance's  investment   professionals  also  receive  certain   retirement,
insurance  and other  benefits  that are  broadly  available  to all Eaton Vance employees.  Compensation of Eaton Vance's  investment  professionals is reviewed primarily on an annual basis. Cash bonuses,  stock-based compensation awards and adjustments  in base salary are typically  paid or put into effect at or shortly after the October 31st fiscal year end of Eaton Vance Corp.

     Method to Determine  Compensation:  Eaton Vance  compensates  its portfolio managers  based  primarily  on the  scale  and  complexity  of  their  portfolio responsibilities  and the total return performance of managed funds and accounts versus  appropriate peer groups or benchmarks.  Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is evaluated  primarily versus peer groups of funds as determined by Lipper Inc.
and/or  Morningstar,  Inc.  In  evaluating  the  performance  of a fund  and its manager,  primary  emphasis is normally placed on three-year  performance,  with
secondary   consideration  of  performance  over  longer  and  shorter  periods.
Performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance,  consideration may also be given to risk-adjusted performance.  For managers responsible for multiple funds and accounts,  investment  performance is evaluated on an aggregate basis, based on averages or weighted  averages  among managed  funds and accounts.  Funds and
accounts   that  have   performance-based   advisory   fees  are  not   accorded
disproportionate   weightings   in   measuring   aggregate   portfolio   manager
performance.

The compensation of portfolio managers with other job responsibilities  (such as heading an investment group or providing analytical support to other portfolios)
will  include  consideration  of the  scope  of  such  responsibilities  and the managers' performance in meeting them.

Eaton Vance  seeks to  compensate  portfolio  managers  commensurate  with their responsibilities  and  performance,  and competitive with other firms within the investment management industry.  Eaton Vance participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and  stock-based  compensation  levels for  portfolio  managers  and other investment  professionals.  Salaries,  bonuses and stock-based  compensation are also  influenced  by the  operating  performance  of Eaton  Vance and its parent company.  The overall annual cash bonus pool is based on a  substantially  fixed percentage of pre-bonus  operating  income.  While the salaries of Eaton Vance's portfolio  managers  are  comparatively  fixed,  cash  bonuses  and  stock-based compensation may fluctuate significantly from year-to-year,  based on changes in manager performance and other factors as described herein. For a high performing portfolio  manager,  cash bonuses and stock-based  compensation  may represent a substantial portion of total compensation.

LMPFA and CLEARBRIDGE

Other Accounts Managed

Richard  Freeman is primarily  responsible  for managing the Genworth Legg Mason
Aggressive  Growth  Fund's  portfolio.  In addition to the  Genworth  Legg Mason
Aggressive  Growth Fund, Mr.  Freeman also manages the following  accounts as of
[DATE TO BE INSERTED]:

-------------------------------------- --------------------------------- -----------------------------------
     Portfolio Manager                          Total Accounts             Accounts with Performance Fees
         Other Accounts
-------------------------------------- --------------------------------- -----------------------------------

                                           Number           Assets            Number            Assets
                                                        (in millions)                       (in millions)
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------

Portfolio Manager Compensation

ClearBridge  investment  professionals  receive a base  salary,  other  employee benefits  and are  eligible to receive  incentive  compensation.  Base salary is fixed  and  typically  determined  based on  market  factors  and the  skill and experience of individual investment personnel.

ClearBridge has incentive and deferred  compensation plans (the "Plans") for its investment  professionals,  including the fund's portfolio  manager and research analysts.  The  Plans  are  designed  to align  the  objectives  of  ClearBridge investment  professionals  with those of fund shareholders and other ClearBridge clients.  Additionally, the deferred Plans are designed to retain its investment professionals and reward long-term performance.

     Incentive  Compensation:  Investment  performance  is the key  component in determining  the  final  incentive  award  for all of  ClearBridge's  investment professionals.  A portfolio  manager's  initial  incentive award is based on the investment  professional's ongoing contribution to ClearBridge's  investment and business  results and  externally  measured  competitive  pay  practices for the portfolio  manager's  position/experience  within  the firm.  This award is then adjusted  upward or  downward  (up to +/-50%)  based on  investment  performance during the most  recent  year over a rolling  1-, 3-,  and 5-year  time  period.
Product performance is ranked among a "peer group" of non-ClearBridge investment managers and the product's pre-tax investment performance against the applicable product  benchmark  (e.g. a securities  index and,  with respect to a fund,  the benchmark set forth in the fund's  prospectus to which the fund's average annual total returns are compared).

The peer  group of  non-ClearBridge  investment  managers  is defined by product style/type,  vehicle type and geography and selected by independent vendors that track  and  provide  (for  a  fee  paid  by  ClearBridge)  relevant  peer  group performance and ranking data (e.g. primarily Lipper or Callan).

The 1-, 3-, and 5-year  performance  versus benchmark and peer group approximate effective  weightings are 35% for trailing 1-year performance,  50% for trailing
3-year performance, and 15% for trailing 5-year performance.

Lastly, the incentive award for an investment  professional may also be adjusted by the  ClearBridge  Chief  Investment  Officer(s)  based on  other  qualitative factors  such as  contribution  to the firm and the  development  of  investment staff.

For  ClearBridge's  centralized  research  professionals,  there is an incentive compensation plan based on annual performance on a combined scorecard containing a portfolio  manager  questionnaire  survey and stock picking  performance.  The analyst's  stock picks are tracked on a formal basis through Factset and make up a portion of the analysts overall scorecard  performance.  These stock picks are measured versus their respective sector indices.

     Deferred Award: Up to 20% of an investment  professional's annual incentive compensation  is  subject  to  deferral.  For  portfolio  managers,  25% of this deferral is invested  in their  primary  managed  product  while  another 25% is invested in an elected  proprietary  ClearBridge  sub-advised  fund.  Therefore, portfolio  managers  may  potentially  have 50% of their  deferred  award amount tracking the  performance  of their primary  managed  product.  Every  portfolio manager  selects their primary  product for the elective  component.  Legg Mason then makes a company  investment in the Legg Mason  Partners  funds equal to the deferral  amounts by fund.  This  investment is a company asset held on the Legg
Mason balance sheet and paid out to the employees  upon vesting over a four year deferral  period.  The  remaining 50% of the deferral is received in the form of
Legg Mason restricted stock shares.

For centralized  research analysts,  50% of this deferral tracks the performance of up to two elected  proprietary  funds. Legg Mason then makes an investment at the company  level into each of the funds in the deferral  program  based on the aggregate  dollars deferred by each individual in that plan year (similar to the above description). The remaining 50% of the deferral is received in the form of
Legg Mason restricted stock shares.

PIMCO

Other Accounts Managed

William H. Gross is primarily  responsible  for managing the  portfolios  of the
Genworth  PIMCO Low Duration  Fund and the Genworth  PIMCO  StocksPlus  Fund. In
addition  to the  Genworth  PIMCO  Low  Duration  Fund  and the  Genworth  PIMCO
StocksPlus Fund, Mr. Gross also manages the following accounts as of [DATE TO BE
INSERTED]:

-------------------------------------- --------------------------------- -----------------------------------
     Portfolio Manager                          Total Accounts             Accounts with Performance Fees
         Other Accounts
-------------------------------------- --------------------------------- -----------------------------------
                                           Number           Assets            Number            Assets
                                                        (in millions)                       (in millions)
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------

Portfolio Manager Compensation

PIMCO  has  adopted  a "Total  Compensation  Plan"  for its  professional  level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance,  integrity and teamwork consistent with the firm's mission  statement.  The Total  Compensation  Plan includes a significant incentive  component  that rewards high  performance  standards,  work ethic and consistent  individual and team  contributions  to the firm. The compensation of portfolio  managers  consists  of a base  salary,  a bonus,  and may  include  a retention  bonus.  Portfolio  managers who are Managing  Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio  managers,  may elect to defer  compensation  through PIMCO's deferred compensation  plan. PIMCO also offers its employees a  non-contributory  defined contribution  plan  through  which  PIMCO  makes  a  contribution  based  on the employee's  compensation.  PIMCO's  contribution  rate  increases at a specified compensation level, which is a level that would include portfolio managers.

     Salary and Bonus: Base salaries are determined by considering an individual portfolio manager's  experience and expertise and may be reviewed for adjustment annually.  Portfolio  managers  are  entitled to receive  bonuses,  which may be significantly  more than their base salary,  upon attaining certain  performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager.  Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In  addition,   the  following   non-exclusive  list  of  qualitative   criteria
(collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers:

o    3-year,  2-year and 1-year  dollar-weighted and  account-weighted,  pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio  manager  (including the Funds) and relative to applicable industry peer groups;

o    Appropriate  risk  positioning  that is consistent with PIMCO's  investment philosophy and the Investment  Committee/CIO  approach to the generation of alpha;

o    Amount and nature of assets managed by the portfolio manager;

o    Consistency of investment  performance across portfolios of similar mandate and guidelines (reward low dispersion);

o    Generation and  contribution of investment  ideas in the context of PIMCO's secular  and  cyclical  forums,  portfolio  strategy  meetings,  Investment
     Committee meetings, and on a day-to-day basis;

o    Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

o    Contributions to asset retention, gathering and client satisfaction;

o    Contributions to mentoring, coaching and/or supervising; and

o    Personal growth and skills added.

A portfolio  manager's  compensation is not based directly on the performance of any Fund or any other account  managed by that  portfolio  manager.  Final bonus award amounts are determined by the PIMCO Compensation Committee.

     Retention Bonuses:  Certain portfolio managers may receive a discretionary, fixed  amount  retention  bonus,  based  upon the Bonus  Factors  and  continued
employment with PIMCO.  Each portfolio manager who is a Senior Vice President or
Executive Vice President of PIMCO receives a variable  amount  retention  bonus, based upon the Bonus Factors and  continued  employment  with PIMCO.  Investment professionals,  including portfolio  managers,  are eligible to participate in a
Long Term Cash Bonus Plan ("Cash Bonus Plan"),  which  provides cash awards that appreciate or depreciate  based upon the performance of PIMCO's parent comp any,
Allianz  Global  Investors,  and PIMCO over a three-year  period.  The aggregate amount  available for  distribution to participants is based upon Allianz Global
Investors'  profit growth and PIMCO's profit growth.  Participation  in the Cash
Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the
Cash Bonus Plan, is contingent upon continued employment at PIMCO.

     Profit  Sharing  Plan:  Instead  of a  bonus,  portfolio  managers  who are
Managing  Directors of PIMCO receive  compensation  from a non-qualified  profit sharing plan consisting of a portion of PIMCO's net profits.  Portfolio managers who are Managing Directors receive an amount determined by the Managing Director
Compensation  Committee,  based upon an individual's overall contribution to the firm and the  Bonus  Factors.  Under his  employment  agreement,  William  Gross receives a fixed percentage of the profit sharing plan.

     Allianz Transaction Related Compensation:  In May 2000, a majority interest in the  predecessor  holding  company of PIMCO was acquired by a  subsidiary  of
Allianz AG (currently known as Allianz SE)  ("Allianz").  In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

From  time to  time,  under  the  PIMCO  Class B Unit  Purchase  Plan,  Managing
Directors and certain executive management (including Executive Vice Presidents)
of PIMCO may become  eligible  to  purchase  Class B Units of PIMCO.  Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO
Partners,  LLC, a  California  limited  liability  company that holds a minority interest in PIMCO and is owned by the Managing  Directors and certain  executive management  of PIMCO.  The Class A Units of PIMCO  Partners,  LLC entitle  their holders  to  distributions  of a portion  of the  profits  of  PIMCO.  The PIMCO
Compensation   Committee  determines  which  Managing  Directors  and  executive management  may purchase Class B Units and the number of Class B Units that each may purchase.  The Class B Units are purchased  pursuant to full recourse  notes issued to the  holder.  The base  compensation  of each  Class B Unit  holder is increased in an amount equal to the  principal  amortization  applicable  to the notes given by the Managing Director or member of executive management.

Portfolio  managers who are Managing  Directors also have  long-term  employment contracts,  which  guarantee  severance  payments  in the  event of  involuntary termination of a Managing Director's employment with PIMCO.

PUTNAM MANAGEMENT

Other Accounts Managed

The team  responsible  for managing the Genworth  Putnam  International  Capital
Opportunities  Fund's  portfolio  is led by Joseph  Joseph and consists of Randy
Farina,  John Ferry and Franz  Valencia.  In  addition  to the  Genworth  Putnam
International  Capital  Opportunities  Fund, the team also manages the following accounts as of [DATE TO BE INSERTED]:

-------------------------------------- --------------------------------- -----------------------------------
     Portfolio Manager                          Total Accounts             Accounts with Performance Fees
         Other Accounts
-------------------------------------- --------------------------------- -----------------------------------
                                           Number           Assets            Number            Assets
                                                        (in millions)                       (in millions)
-------------------------------------- --------------- ----------------- ----------------- -----------------
Joseph Joseph
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
Randy Farina
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
John Ferry
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
Franz Valencia
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------

Portfolio Manager Compensation

Putnam  Management  believes  that its  investment  management  teams  should be compensated  primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments' total incentive compensation pool that is available to Putnam  Management's  Investment  Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and  superior  performance  over time.  The peer group for the  Genworth  Putnam
International  Capital  Opportunities  Fund,  International  Small/Mid-Cap  Core
Funds, is the Fund's broad investment  category as determined by Lipper Inc. The portion  of  the  incentive  compensation  pool  available  to  your  investment management  team  varies  based  primarily  on its  delivery,  across all of the portfolios it manages, of consistent,  dependable and superior  performance over time on a before-tax basis.

o    Consistent performance means being above median over one year.

o    Dependable  performance  means  not being in the 4th  quartile  of the peer group over one, three or five years.

o    Superior performance (which is the largest component of Putnam Management's incentive  compensation  program)  means being in the top third of the peer group over three and five years.

In  determining  an  investment  management  team's  portion  of  the  incentive compensation pool and allocating that portion to individual team members, Putnam
Management  retains  discretion  to reward  or  penalize  teams or  individuals, including  the  Fund's  Portfolio  Leader  and  Portfolio  Members,  as it deems appropriate,  based  on  other  factors.  The  size  of  the  overall  incentive compensation pool each year depends in large part on Putnam's  profitability for the  year,  which  is  influenced  by its  assets  under  management.  Incentive compensation  is  generally  paid as cash  bonuses,  but a portion of  incentive compensation may instead be paid as grants of restricted stock, options or other forms of  compensation,  based on the factors  described  above.  In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience.  Incentive  compensation  generally represents  at least  70% of the  total  compensation  paid to  investment  team members.

THORNBURG

Other Accounts Managed

The team  responsible for managing the Genworth  Thornburg  International  Value
Fund's portfolio  consists of William V. Fries, Wendy Trevisani and Lei Wang. In
addition to the  Genworth  Thornburg  International  Value  Fund,  the team also manages the following accounts as of [DATE TO BE INSERTED]:

-------------------------------------- --------------------------------- -----------------------------------
     Portfolio Manager                          Total Accounts             Accounts with Performance Fees
         Other Accounts
-------------------------------------- --------------------------------- -----------------------------------

                                           Number           Assets            Number            Assets
                                                        (in millions)                       (in millions)
-------------------------------------- --------------- ----------------- ----------------- -----------------
William V. Fries
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
Wendy Trevisani
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
Lei Wang
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------

Portfolio Manager Compensation

The compensation of each portfolio and  co-portfolio  manager includes an annual salary,  annual bonus and company-wide  profit sharing.  Each manager  currently named in the  prospectus  also owns  equity  shares in the  investment  advisor,
Thornburg.  Both the salary and bonus are  reviewed  approximately  annually for comparability with salaries of other portfolio  managers in the industry,  using survey  data  obtained  from  compensation  consultants.  The  annual  bonus  is subjective.  Criteria that are considered in formulating the bonus include,  but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager,  including the Trust; multiple year historical total return of accounts managed by the manager,  including the Trust, relative to market performance and similar  investment  companies;  single year historical total return of accounts managed by the manager,  including the Trust, relative to market performance and similar  investment  companies;  the  degree of  sensitivity  of the  manager to potential tax  liabilities  created for account  holders in generating  returns, relative to overall return.  There is no material  difference in the method used to  calculate  the  manager's  compensation  with respect to the Trust and other accounts  managed by the manager,  except that certain  accounts  managed by the manager may have no income or capital  gains tax  considerations.  To the extent that the manager realizes benefits from capital  appreciation and dividends paid to  shareholders of Thornburg,  such benefits accrue from the overall  financial performance of Thornburg.

WESTERN AND WAML

Other Accounts Managed

The team  responsible  for managing the Genworth  Western Asset  Management Core
Plus Fixed Income  Fund's  portfolio  consists of S. Kenneth  Leech,  Stephen A.
Walsh,  Mark S.  Lindbloom,  Edward A.  Moody,  Carl L.  Eichstaedt,  Michael C.
Buchanan,  Keith J. Gardner and Detlev  Schlichter.  In addition to the Genworth
Western Asset  Management Core Plus Fixed Income Fund, the team also manages the following accounts as of [DATE TO BE INSERTED]:

-------------------------------------- --------------------------------- -----------------------------------
     Portfolio Manager                          Total Accounts             Accounts with Performance Fees
         Other Accounts
-------------------------------------- --------------------------------- -----------------------------------

                                           Number           Assets            Number            Assets
                                                        (in millions)                       (in millions)
-------------------------------------- --------------- ----------------- ----------------- -----------------
S.  Kenneth Leech
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
Stephen A.  Walsh
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
Mark S.  Lindbloom
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
Edward A.  Moody
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
Carl L.  Eichstaedt
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
Michael C.  Buchanan
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
 Keith J.  Gardner
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Registered Investment Companies          [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
Detlev Schlichter
-------------------------------------- --------------- ----------------- ----------------- -----------------
 Registered Investment Companies            [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Pooled Investment Vehicles         [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------
   Other Accounts                           [ ]              $[ ]              [ ]               $[ ]
-------------------------------------- --------------- ----------------- ----------------- -----------------

Portfolio Manager Compensation

With respect to the compensation of the portfolio  managers,  Western and WAML's compensation  system assigns each employee a total  compensation  "target" and a respective cap, which are derived from annual market surveys that benchmark each role with their job  function  and peer  universe.  This  method is  designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results.

Standard  compensation  includes  competitive base salaries,  generous  employee benefits, and a retirement plan.

In addition, employees are eligible for bonuses. These are structured to closely align the  interests  of  employees  with  those of  Western  and WAML,  and are determined by the  professional's  job function and performance as measured by a formal review  process.  All bonuses are  completely  discretionary.  One of the principal factors  considered in determining a portfolio  manager's bonus is the portfolio  manager's  investment  performance versus appropriate peer groups and benchmarks.  Because portfolio  managers are generally  responsible for multiple accounts (including the Portfolio) with similar investment strategies,  they are compensated  on the  performance  of the  aggregate  group of similar  accounts, rather than a specific account.  A smaller portion of a bonus payment is derived from  factors that  include  client  service,  business  development,  length of service  to  Western  and  WAML,  management  or  supervisory  responsibilities, contributions  to  developing  business  strategy and overall  contributions  to
Western and WAML's business.

Finally,  in order to attract  and  retain top  talent,  all  professionals  are eligible for additional  incentives in  recognition of outstanding  performance.
These are  determined  based upon the factors  described  above and include Legg
Mason,  Inc. stock options and long-term  incentives that vest over a set period of time past the award date.

--------------------------------------------------------------------------------
                 APPENDIX C - PROXY VOTING GUIDELINES SUMMARIES
--------------------------------------------------------------------------------

                              CALAMOS ADVISORS, LLC
                        SUMMARY OF PROXY VOTING POLICIES
                 SUBADVISOR TO THE GENWORTH CALAMOS GROWTH FUND

Calamos  Advisors,  LLC  ("Calamos  Advisors")  has adopted its own Proxy Voting
Policies and Procedures which address, among other things, conflicts of interest that may arise  between  the  Funds'  interests,  and the  interests  of Calamos
Advisors and its affiliates.

I.       Summary of Proxy Voting Guidelines

To assist it in voting  proxies,  Calamos  Advisors has  established a committee comprised of members of its Portfolio Management and Research  Departments.  The
committee and/or its members will vote proxies using the following guidelines.

In general,  if Calamos Advisors believes that a company's  management and board have interests  sufficiently aligned with the Fund's interest,  Calamos Advisors will  vote in  favor of  proposals  recommended  by the  company's  board.  More specifically,  Calamos Advisors seeks to ensure that the board of directors of a company is sufficiently  aligned with security  holders'  interests and provides proper  oversight of the  company's  management.  In many cases this may be best accomplished by having a majority of independent board members. Although Calamos
Advisors will examine board member  elections on a case-by-case  basis,  it will generally  vote for the  election  of  directors  that  would  result in a board comprised of a majority of independent directors.

Because  of the  enormous  variety  and  complexity  of  transactions  that  are presented  to  shareholders,  such as mergers,  acquisitions,  reincorporations, adoptions of anti-takeover  measures (including adoption of a shareholder rights plan,  requiring  supermajority  voting on particular  issues,  adoption of fair price provisions, issuance of blank check preferred stocks and the creation of a separate  class of  stock  with  unequal  voting  rights),  changes  to  capital structures  (including  authorizing  additional  shares,  repurchasing  stock or approving a stock split), executive compensation and option plans, that occur in a variety of industries,  companies and market cycles, it is extremely difficult to  foresee  exactly  what  would  be in the  best  interests  of a Fund  in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction.  Accordingly,  Calamos Advisors will vote on a case-by-case basis on proposals presenting these transactions.

II.      Conflicts

Calamos  Advisors  has  established  procedures  to help  resolve  conflicts  of interests that might arise when voting proxies for the Funds.  These  procedures provide that the committee,  along with Calamos  Advisors'  Legal and Compliance
Departments, will examine conflicts of interests with the Funds of which Calamos
Advisors  is  aware  and seek to  resolve  such  conflicts  in the  Funds'  best interests, irrespective of any such conflict. If a member of the committee has a personal  conflict of  interest,  that member will  refrain  from voting and the remainder of the  committee  will  determine how to vote the proxy solely on the investment  merits of any proposal.  The  committee  will then  memorialize  the conflict and the procedures used to address the conflict.

                        COLUMBIA MANAGEMENT ADVISORS, LLC
                        SUMMARY OF PROXY VOTING POLICIES
             SUBADVISOR TO THE GENWORTH COLUMBIA MID CAP VALUE FUND

I.       Summary of Proxy Voting Guidelines

The Fund has  delegated  to the  Columbia  Management  Advisor,  LLC ("CMA") the
responsibility  to vote  proxies  relating to portfolio  securities  held by the
Fund. In deciding to delegate this responsibility to the CMA, the Board reviewed and  approved the policies and  procedures  adopted by CMA.  These  included the procedures  that  CMA  follows  when a vote  presents  a  conflict  between  the interests  of the Fund and its  shareholders  and the CMA, its  affiliates,  its other clients or other persons.

The  CMA's  policy  is to vote  all  proxies  for  Fund  securities  in a manner considered  by  the  CMA  to be in  the  best  interest  of  the  Fund  and  its shareholders without regard to any benefit to the CMA, its affiliates, its other clients or other  persons.  CMA examines  each  proposal  and votes  against the proposal,  if, in its  judgment,  approval or adoption of the proposal  would be expected  to impact  adversely  the  current or  potential  market  value of the issuer's  securities.  CMA also  examines  each  proposal  and votes the proxies against the  proposal,  if, in its judgment,  the proposal  would be expected to affect adversely the best interest of the Fund. CMA determines the best interest of a Fund in light of the potential economic return on the Fund's investment.

CMA  seeks to  address  potential  material  conflicts  of  interest  by  having predetermined  voting  guidelines.  For those  proposals  that  require  special consideration  or in instances where special  circumstances  may require varying from the predetermined  guideline, the CMA's Proxy Committee determines the vote in the best interest of the Fund,  without  consideration of any benefit to CMA, its  affiliates,  its other clients or other persons.  CMA's Proxy  Committee is composed of  representatives of the CMA's equity  investments,  equity research, compliance,  legal  and  fund  administration  functions.  In  addition  to  the responsibilities  described above, the Proxy Committee has the responsibility to review,  on a  semi-annual  basis,  the CMA's  proxy  voting  policies to ensure consistency  with  internal  and  regulatory  agency  policies  and  to  develop additional  predetermined  voting  guidelines  to assist in the  review of proxy proposals.

The Proxy  Committee  may vary from a  predetermined  guideline if it determines that voting on the proposal  according to the  predetermined  guideline would be expected  to impact  adversely  the  current or  potential  market  value of the issuer's  securities  or to  affect  adversely  the best  interest  of the Fund.
References  to the best  interests of the Fund refer to the interest of the Fund in terms  of the  potential  economic  return  on the  client's  investment.  In determining the vote on any proposal,  the Proxy Committee does not consider any benefit  other than  benefits to the Fund.  A member of the Proxy  Committee  is prohibited  from  voting on any  proposal  for which he or she has a conflict of interest  by  reason of a direct  relationship  with the  issuer or other  party affected  by a given  proposal.  Persons  making  recommendations  to the  Proxy
Committee  or  its  members  are  required  to  disclose  to the  Committee  any relationship  with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

CMA has retained Glass-Lewis & Co., a third-party vendor, to implement its proxy voting  process.  Glass-Lewis & Co.  provides  proxy  analysis,  record  keeping services and vote disclosure services.

II.      Proxy Voting Policy

CMA has adopted  and  implemented  the  following  policy,  which it believes is reasonably  designed to: (1) ensure that proxies are voted in the best  economic interest of clients;  and (2) address  material  conflicts of interest  that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance  Risk  Management  ("CRM") and Legal.  Business  groups to which this policy applies and CRM must adopt written procedures to implement the policy.

All proxies  regarding  client  securities  for which CMA has  authority to vote will,  unless CMA determines in accordance with policies stated below to refrain from voting,  be voted in a manner  considered by CMA to be in the best interest of CMA's clients without regard to any resulting  benefit or detriment to CMA or its affiliates.  The best interest of clients is defined for this purpose as the interest of  enhancing or  protecting  the  economic  value of client  accounts, considered as a group rather than  individually,  as CMA  determines in its sole and absolute discretion. In the event a client believes that its other interests require  a  different  vote,  CMA will  vote as the  client  clearly  instructs, provided CMA receives such instructions in time to act accordingly.  Information
regarding  CMA's  proxy  voting  decisions  is  confidential.   Therefore,   the
information may be shared on a need to know basis only, including within CMA and with CMA affiliates.  Advisory clients, including mutual funds' and other funds'
boards,  may obtain information on how their proxies were voted by CMA. However,
CMA will not selectively  disclose its investment  company clients' proxy voting records to third parties.  Rather, the investment company clients' proxy records will be disclosed  to  shareholders  by  publicly-available  annual  filings for
12-month periods ending June 30th.

CMA endeavors to vote, in accordance  with this Policy,  all proxies of which it becomes aware,  subject to the following  general  exceptions  (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.   Proxies  will  usually  not be voted in cases where the  security  has been loaned from the Client's account.

2.   Proxies  will  usually  not be voted in cases where  international  issuers impose share blocking restrictions.

CMA seeks to avoid the  occurrence of actual or apparent  material  conflicts of interest in the proxy voting process by voting in accordance with  predetermined voting  guidelines and observing  other  procedures that are intended to prevent where  practicable  and manage  conflicts  of  interest  (refer to Section  III,
Conflicts  of Interest  below).  CMA's proxy  voting  policy and  practices  are summarized in its Form ADV.  Additionally,  CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

Means of achieving compliance

A.       PROXY COMMITTEE

CMA has  established a Proxy  Committee  whose standing  members  include senior investment  management  personnel,  who participate as voting authorities on the
Committee. Additionally, the Proxy Committee regularly involves other associates
(e.g., Legal  representative,  Compliance Risk Management  representative,  GWIM
Investment  Operations  representatives)  who  participate  as  needed to enable effective execution of the Committee's responsibilities.

The Proxy Committee has established a charter,  which sets forth the Committee's purpose,  membership and operation.  The Proxy Committee's functions include, in part,

(a)  direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined  Voting Guidelines
     (stated in Appendix A) or on proposals  which require  special,  individual consideration in accordance with Section IV.C;

(b)  review at least annually of this Proxy Voting Policy and Voting  Guidelines to ensure  consistency  with  internal  policies,  client  disclosures  and regulatory requirements;

(c)  review at least  annually of existing  Voting  Guidelines  and the need for development  of  additional  Voting  Guidelines  to assist in the review of proxy proposals;

(d)  ensure that appropriate  disclosure of CMA's Proxy Voting Policy is made to its  clients,  is  disclosed  in CMA's  Form ADV and is made to the  Funds'
     shareholders; and

(e)  oversight of any circumstances  where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent  third party.

B.       CMA'S INVESTMENT ASSOCIATES

Under  CMA's  Voting  Guidelines,  certain  matters  must  be  determined  on  a case-by-case basis. In general, the GWIM Investment  Operations Group will refer these matters first to the relevant CMA research  analyst after first confirming with CRM that the proxy  matter  does not present a conflict to CMA. If there is not a research analyst assigned to the particular  security,  the matter will be referred to the appropriate portfolio manager.

In  considering  a particular  proxy matter,  the research  analyst or portfolio manager must vote in the clients'  best interest as defined  above.  Information regarding CMA's proxy voting decisions is confidential  information.  Therefore, research analysts and portfolio  managers generally must not discuss proxy votes with any  person  outside  of CMA and  within CMA except on a need to know basis only.

Research analysts and portfolio  managers must discharge their  responsibilities consistent  with the  obligations  set  forth  below  (refer  to  Management  of
Conflicts of Interest - Additional Procedures).  A research analyst or portfolio manager must disclose in writing any  inappropriate  attempt to influence  their recommendation  or any other  personal  interest  that they have with the issuer
(see Appendix B - Conflicts of Interest Disclosure and Certification  Form). For
each Proxy Referral  (defined below),  the research analyst or portfolio manager is  responsible  for  memorializing  their  recommendation  on the Proxy  Voting
Recommendation  Form  (see  Appendix  C)  and  communicating  it  to  the  Proxy
Department.

Research  analysts and portfolio  managers  should seek advice from CRM or Legal with respect to any questions  that they have  regarding  personal  conflicts of interests, communications regarding proxies, or other related matters.

C.       CONFLICTS OF INTEREST

For purposes of this policy,  a material  conflict of interest is a relationship or  activity  engaged in by CMA, a CMA  affiliate(1),  or a CMA  associate  that creates an incentive (or appearance  thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients' interests. However, a material conflict of interest is not  automatically  created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict.  CMA may have a conflict of interest if either
CMA has a significant business  relationship with a company that is soliciting a proxy,  or if a CMA  associate  involved  in the  proxy  voting  decision-making process has a significant  personal or family  relationship  with the particular company.  A conflict of interest is  considered  to be  "material" to the extent that a reasonable  person could expect the conflict to influence  CMA's decision on the  particular  vote at issue.  In all cases  where  there is deemed to be a material conflict of interest,  CMA will seek to resolve it in the clients' best interests.

(1)  Bank of America Corporation  ("BAC"), the ultimate corporate parent of CMA,
     Bank of America,  N.A. and all of their numerous  affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest  between BAC or its affiliates and those of Firm-advised  clients.  For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually  conflict with CMA's duty, in the proxy voting  process,  to act in the best economic  interest of its clients.

For those proxy proposals that: (1) are not addressed by CMA's proxy guidelines;
(2) the  guidelines  specify the issue must be  evaluated  and  determined  on a case-by-case basis; or (3) a CMA investment associate believes that an exception to  the  guidelines  may be in the  best  economic  interest  of  CMA's  clients
(collectively,  "Proxy  Referrals"),  CMA may vote  the  proxy,  subject  to the conflicts of interest procedures set forth below.

In the case of Proxy  Referrals,  CRM will  collect  and review any  information deemed reasonably  appropriate to evaluate if CMA or any person participating in the proxy  voting  decision-making  process  has,  or has the  appearance  of, a material  conflict  of  interest.  CMA  investment  personnel  involved  in  the particular  Proxy  Referral  must  report  any  personal  conflict  of  interest circumstances  to  Columbia  Management's  Conflicts  Officer  in  writing  (see
Appendix B). CRM will  consider  information  about CMA's  significant  business relationships, as well as other relevant information. The information considered by CRM may  include  information  regarding:  (1) CMA client and other  business relationships;  (2) any  relevant  personal  conflicts;  and (3)  communications between investment professionals and parties outside the CMA investment division regarding the proxy matter.  CRM will consult with relevant  experts,  including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy  Committee.  Where a material  conflict of interest is  determined to have arisen in the proxy voting process,  CMA's  policy  is to  invoke  one or  more of the  following  conflict management procedures:

o    Causing the proxies to be voted in accordance with the  recommendations  of an  independent  third party  (which  generally  will be CMA's proxy voting agent);

o    Causing the  proxies to be  delegated  to a  qualified,  independent  third party, which may include CMA's proxy voting agent.

o    In  unusual  cases,  with  the  Client's  consent  and upon  ample  notice, forwarding  the proxies to CMA's  clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA  considers  (1) proxies  solicited  by open-end  and  closed-end  investment companies  for which CMA or an  affiliate  serves as an  investment  advisor  or principal  underwriter;  and (2) proxies  solicited  by Bank of America or other public companies  within the BAC organization to present a material  conflict of interest for CMA.  Consequently,  the proxies of such  affiliates  will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest - Additional Procedures

Additionally,  by assuming his or her responsibilities  pursuant to this Policy, each member of the Proxy Committee  (including the  chairperson)  and any CMA or
BAC associate advising or acting under the supervision or oversight of the Proxy
Committee undertakes to disclose in writing to the Columbia Management Conflicts of  Interest  Officer  (within  CRM) any actual or  apparent  personal  material conflicts  of  interest  which  he or she may  have  (e.g.,  relationships  with nominees for directorship,  members of an issuer's or dissident's  management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy  Committee  has a conflict  of  interest  regarding  a given
matter,   he  or  she  will  abstain  from   participating  in  the  Committee's
determination  of whether  and/or how to vote in the  matter.  CMA's  investment associates  also  follow  the same  disclosure  requirements  for any  actual or apparent personal material conflicts of interest as stated in this section.

In  certain  circumstances,  CMA  follows  the proxy  guidelines  and uses other research  services  provided by the proxy  vendor or another  independent  third party.  CMA has undertaken a review of the proxy vendor's  conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC, as well as CMA, have adopted  various other  policies and  procedures  that help reinforce this Policy. Please see the associated documents.

Ownership Limits - Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance  limits on the types or amounts of voting  securities that it may purchase or hold for client  accounts.
Among  other  limits,  federal,  state,  foreign  regulatory  restrictions,   or
company-specific  ownership  limits  may  restrict  the total  percentage  of an issuer's  voting  securities  that  CMA  can  hold  for  clients  (collectively,
"Ownership Limits").

The  regulations  or  company-specific  documents  governing  a number  of these
Ownership Limits often focus upon holdings in voting securities. As a result, in limited  circumstances  in order to comply  with such  Ownership  Limits  and/or internal  policies  designed to comply with such limits,  CMA may delegate proxy voting in certain issuers to a qualified,  independent  third party,  who may be the Advisor's proxy voting agent.

D.       PROXY VOTING GUIDELINES

1.       CMA's Proxy Voting Guidelines - General Practices.

     The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy.  CMA uses an independent,  third-party  proxy vendor to implement  its proxy voting  process as CMA's proxy voting agent.
     In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA's Voting Guidelines.

2.       Ability to Vote Proxies Other than as Provided by Voting Guidelines.

     A Portfolio  Manager or other party  involved  with a client's  account may conclude that the best  interest of the firm's  client,  as defined  above, requires  that  a  proxy  be  voted  in a  manner  that  differs  from  the predetermined  proxy Voting Guidelines.  In this situation,  he or she will request  that the Proxy  Committee  consider  voting  the proxy  other than according to such Guidelines.  If any person, group, or entity requests the
     Proxy  Committee (or any of its members) vote a proxy other than  according to the  predetermined  Voting  Guidelines,  that person will furnish to the
     Proxy Committee a written  explanation of the reasons for the request and a description of the person's,  group's,  or entity's  relationship,  if any, with the parties  proposing and/or opposing the matter's adoption using the
     Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy
     Committee  may  consider the matter,  subject to the  conflicts of interest procedures discussed above.

3.       Other Proxy Proposals

For  the  following  categories of proposals,  either the Proxy  Committee  will determine how proxies  related to all such proposals will be voted,  or the proxies  will be  voted  in  accordance  with the  proxy  vendor's  or a an individual client's guidelines.

o    New  Proposals.  For each  new  type of  proposal  that is  expected  to be proposed to  shareholders of multiple  companies,  the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

o    Accounts  Adhering to Taft  Hartley  Principles.  All  proposals  for these accounts will be voted according to the Taft Hartley  Guidelines  developed by the proxy vendor, or as specified by the client.

o    Accounts  Adhering to Socially  Responsible  Principles.  All proposals for these  accounts  will  be  voted  according  to  the  Socially  Responsible
     Guidelines developed by the proxy vendor, or as specified by the client.

o    Proxies of  International  Issuers which Block Securities Sales between the
     Time a  Shareholder  submits  a Proxy and the Vote.  In  general,  CMA will
     refrain  from  voting  such   securities.   However,   in  the  exceptional
     circumstances that CMA determines that it would be appropriate to vote such proxies,  all  proposals  for these  securities  will be voted  only on the specific  instruction of the Proxy Committee and to the extent  practicable in accordance with the Voting Guidelines set forth in this Policy.

o    Proxies of Investment Company Shares.  Proposals on issues other than those specified in Section V.A will be voted on the specific  instruction  of the
     Proxy Committee.

o    Accounts Managed by CMA's  Quantitative  Strategies Group. When an issue is held only within an account managed by CMA's Quantitative  Strategies Group and not in any other  account  within  CMA,  all  proposals  shall be voted according to the  guidelines  developed by the proxy vendor or as specified by the client.

o    Executive/Director   Compensation.   Except  as  provided  in  Appendix  A,
     proposals  relating to  compensation  of any  executive or director will be voted as  recommended  by the proxy vendor or as otherwise  directed by the
     Proxy Committee.

o    Preemptive Rights.  Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

E. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the
day-to-day   operations  of  the  proxy  voting  process.  The  GWIM  Investment
Operations Group's monitoring will take into account the following elements: (1)
periodic  review of the proxy  vendor's votes to ensure that the proxy vendor is accurately voting consistent with CMA's Proxy Guidelines;  and (2) review of the fund  website to ensure that annual  reports are posted in a timely and accurate manner. For additional  information  regarding the proxy voting process,  please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and  supervisory  personnel  are  responsible  for ensuring  that their associates  understand  and follow  this  policy and any  applicable  procedures adopted by the business group to implement the policy.  The Proxy  Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the  exception of conflicts of  interest-related  matters,  issues  arising under this policy should be escalated to the Proxy  Committee.  Issues involving potential or actual conflicts of interest should be promptly communicated to the
Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The  Compliance  Assessment  Team  within  Compliance  Risk  Management  and the
Corporate  Internal  Audit Group perform  periodic  reviews and  assessments  of various  lines of  businesses,  including  a  review  of  Columbia  Management's compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain  records of each investment  company's proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio  security  considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

o    The name of the issuer of the security;

o    The  exchange  ticker  symbol  of the  portfolio  security  (is  symbol  is available through reasonably practicable means);

o    The Council on Uniform Securities  Identification Procedures number for the portfolio security (if number is available
                           through reasonably practicable means);

o    The shareholder meeting date;

o    A brief identification of the matter voted on;

o    Whether the matter was proposed by the issuer or by a security holder;

o    Whether the company cast its vote on the matter;

o    How the company cast its vote (e.g., for or against  proposal,  or abstain;
     for or withhold regarding the election of directors); and

o    Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence  compliance with this policy. The records must be properly maintained  and readily  accessible  in order to evidence  compliance  with this policy.

These records include:

o    Proxy Committee Meeting Minutes and Other Materials

o    Analysis  and  Supporting  Materials  of  Investment  Management  Personnel
     Concerning Proxy Decisions and Recommendations

o    Conflicts of Interest Review Documentation, including Conflicts of Interest
     Forms

o    Client Communications Regarding Proxy Matters

Records  should be  retained  for a period of not less than five  years plus the current year.  Records must be retained in an  appropriate  office of CM for the first two years.

III.     Proxy Voting Guidelines

The Proxy Committee has adopted the following guidelines for voting proxies:

A.       Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

o    Proposals  for the  election of directors or for an increase or decrease in the number of directors,  provided that at least two-thirds of the Board of
     Directors  are,  presently  or at any time during the  previous  three-year period,  "independent"  as defined by  applicable  regulatory  and  listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)  the board as proposed to be  constituted  would have more than one-third of its members from management;

(ii) the board does not have  audit,  nominating,  and  compensation  committees
     composed   solely  of   directors   who   qualify  as  being   regarded  as
     "independent,"   i.e.   having  no  material   relationship,   directly  or
     indirectly,  with the Company,  as CMA's proxy  voting agent may  determine
     (subject to the Proxy Committee's contrary determination of independence or non-independence);

(iii) the nominee, as a member of the audit committee,  permitted the company to incur  excessive  non-audit fees (as defined below regarding other business matters - ratification of the appointment of auditors);

(iv) a director serves on more than six public company boards;

(v)  the CEO  serves on more  than two  public  company  boards  other  than the company's board.

On a CASE-BY-CASE  basis,  CMA may WITHHOLD votes for a director nominee who has failed to observe good  corporate  governance  practices  or,  through  specific corporate  action or inaction  (e.g.  failing to implement  policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

o    Proposals  requesting that the board audit,  compensation and/or nominating committee be composed solely of independent directors.  The Audit Committee must satisfy the  independence and experience  requirements  established by the  Securities  and  Exchange  Commission  ("SEC")  and the New York Stock
     Exchange,  or appropriate  local  requirements for foreign  securities.  At least one  member of the  Audit  Committee  must  qualify  as a  "financial expert" in accordance with SEC rules.

o    Proposals to declassify a board,  absent special  circumstances  that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

o    Proposals to create or eliminate positions or titles for senior management.
     CMA  generally  prefers  that the role of  Chairman of the Board and CEO be held by  different  persons  unless  there are  compelling  reasons to vote
     AGAINST a proposal to separate these positions,  such as the existence of a counterbalancing  governance structure that includes at least the following elements in addition to applicable listing standards:

-    Established governance standards and guidelines.

-    Full board composed of not less than three-fourths "independent" directors, as defined by applicable regulatory and listing standards.

-    Compensation,  as well as audit and  nominating  (or corporate  governance)
     committees composed entirely of independent directors.

-    A designated or rotating  presiding  independent  director appointed by and from the  independent  directors with the authority and  responsibility  to call and  preside at  regularly  and,  as  necessary,  specially  scheduled
     meetings  of  the  independent  directors  to  be  conducted,   unless  the
     participating  independent  directors  otherwise wish, in executive session with no members of management present.

-    Disclosed  processes for communicating  with any individual  director,  the presiding independent director (or,  alternatively,  all of the independent directors, as a group) and the entire board of directors, as a group.

-    The pertinent class of the Company's voting  securities has  out-performed, on a three-year  basis, both an appropriate peer group and benchmark index, as  indicated  in the  performance  summary  table of the  Company's  proxy materials.  This requirement  shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

o    Proposals  that grant or restore  shareholder  ability to remove  directors with or without cause.

o    Proposals  to  permit   shareholders  to  elect  directors  to  fill  board
     vacancies.

o    Proposals  that  encourage  directors  to own a minimum  amount of  company stock.

o    Proposals to provide or to restore shareholder appraisal rights.

o    Proposals to adopt cumulative voting.

o    Proposals for the company to adopt confidential voting.

CMA will generally vote FOR  shareholder  proposals  calling for majority voting thresholds  for  director  elections  unless  the  company  has  adopted  formal corporate  governance  principles  that present a meaningful  alternative to the majority  voting  standard  and/or  provides  an  adequate  response to both new nominees as well as  incumbent  nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

o    Proposals to classify boards, absent special circumstances  indicating that shareholder  interests  would  be  better  served  by  a  classified  board structure.

o    Proposals  that give  management the ability to alter the size of the board without shareholder approval.

o    Proposals that provide directors may be removed only by supermajority vote.

o    Proposals to eliminate cumulative voting.

o    Proposals  which  allow  more  than one vote per share in the  election  of directors.

o    Proposals   that  provide  that  only   continuing   directors   may  elect
     replacements to fill board vacancies.

o    Proposals  that mandate a minimum  amount of company  stock that  directors must own.

o    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally  will vote on a  CASE-BY-CASE  basis on board  approved  proposals relating to corporate  governance.  Such proposals include,  but are not limited to:

o    Reimbursement  of proxy  solicitation  expenses  taking into  consideration whether or not CMA was in favor of the dissidents.

o    Proxy contest  advance  notice.  CMA generally will vote FOR proposals that allow  shareholders  to submit  proposals  as close to the meeting  date as possible  while  allowing for  sufficient  time for Company  response,  SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify  directors and officers,  and
AGAINST proposals to indemnify external auditors.

CMA will vote FOR the  indemnification  of internal  auditors,  unless the costs associated with the approval are not disclosed.

B.       Compensation

CMA generally will vote FOR  management  sponsored  compensation  plans (such as bonus  plans,  incentive  plans,  stock  option  plans,  pension and  retirement benefits,  stock  purchase  plans or thrift plans) if they are  consistent  with
industry  and  country   standards.   However,   CMA  generally  is  opposed  to
compensation  plans that  substantially  dilute ownership interest in a company, provide  participants with excessive awards,  or have  objectionable  structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options)
exceeds an average of 5% of the currently  outstanding  shares over the previous three  years or an average of 3% over the  previous  three  years for  directors only, the proposal should be referred to the Proxy Committee. The Committee will then  consider  the  circumstances  surrounding  the  issue and vote in the best interest of CMA's  clients.  CMA requires that  management  provide  substantial justification for the repricing of options.

CMA generally will vote FOR:

o    Proposals requiring that executive severance  arrangements be submitted for shareholder ratification.

o    Proposals asking a company to expense stock options.

o    Proposals to put option repricings to a shareholder vote.

o    Employee  stock purchase  plans that have the following  features:  (i) the shares  purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

o    Proposals  for the  remuneration  of  auditors  if no more  than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

o    Stock option plans that permit  issuance of options with an exercise  price below the  stock's  current  market  price,  or that  permit  replacing  or repricing of out-of-the money options.

o    Proposals to authorize the  replacement  or repricing of  out-of-the  money options.

o    Proposals  requesting that plan  administrators  have advance  authority to amend the  terms of a plan  without  detailed  disclosure  of the  specific
     amendments.   When  sufficient  details  are  provided  on  the  amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE  basis proposals  regarding approval of specific executive severance arrangements.

C.       Capitalization

     CMA generally will vote FOR:

o    Proposals  to increase the  authorized  shares for stock  dividends,  stock splits (and reverse stock splits) or general  issuance,  unless proposed as an  anti-takeover  measure or a general  issuance  proposal  increases  the authorization  by more  than 30%  without  a clear  need  presented  by the company.  Proposals  for reverse  stock  splits  should  include an overall reduction in authorization.

     For companies recognizing preemptive rights for existing shareholders,  CMA generally  will vote FOR  general  issuance  proposals  that  increase  the authorized  shares by more than 30%. CMA will vote on a CASE-BY-CASE  basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

o    Proposals  for  the  elimination  of  authorized  but  unissued  shares  or retirement of those shares purchased for sinking fund or treasury stock.

o    Proposals to  institute/renew  open market share  repurchase plans in which all shareholders may participate on equal terms.

o    Proposals to reduce or change the par value of common  stock,  provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

o    Management  proposals that allow listed  companies to de-list and terminate the  registration  of their common stock.  CMA will  determine  whether the transaction enhances shareholder value by giving consideration to:

-    Whether the company has attained benefits from being publicly traded.

-    Cash-out value

-    Balanced interests of continuing vs. cashed-out shareholders

-    Market reaction to public announcement of transaction

D.       Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions,  reorganizations,  liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

E.       Anti-Takeover Measures

CMA generally will vote AGAINST proposals  intended largely to avoid acquisition prior to the  occurrence  of an actual  event or to  discourage  acquisition  by creating  a cost  constraint.  With  respect  to  the  following  measures,  CMA generally will vote as follows:

Poison Pills

o    CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

o    CMA generally votes FOR shareholder proposals to eliminate a poison pill.

o    CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

o    CMA  will  vote FOR  proposals  to adopt  anti-greenmail  charter  or bylaw amendments or to otherwise  restrict a company's  ability to make greenmail payments.

Supermajority vote

o    CMA will  vote  AGAINST  board-approved  proposals  to adopt  anti-takeover measures such as supermajority  voting provisions,  issuance of blank check preferred  stock,  the creation of a separate class of stock with disparate voting rights and charter  amendments  adopting  control share  acquisition provisions.

Control Share Acquisition Provisions

o    CMA  will  vote  FOR  proposals  to opt out of  control  share  acquisition statutes.

F.       Other Business Matters

CMA generally will vote FOR:

o    Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

o    Board governance document amendments or other proposals which give the lead independent  director  the  authority  to  call  special  meetings  of  the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis,  proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

o    Proposals  to  approve  routine  business  matters  such  as  changing  the company's name and procedural  matters relating to the shareholder  meeting such as approving the minutes of a prior meeting.

o    Proposals  to  ratify  the  appointment  of  auditors,  unless  any  of the following apply in which case CMA will generally vote AGAINST the proposal:

-    Credible reason exists to question:

>>   The  auditor's   independence,   as  determined  by  applicable  regulatory
     requirements.

>>   The accuracy or  reliability  of the auditor's  opinion as to the company's financial position.

o    Fees paid to the auditor or its  affiliates for  "non-audit"  services were
     excessive,   i.e.,   in  excess  of  the  total  fees  paid  for   "audit,"
     "audit-related"  and  "tax  compliance"  and/or  "tax  return  preparation"
     services, as disclosed in the company's proxy materials.

o    Bylaw or charter changes that are of a housekeeping  nature (e.g.,  updates or corrections).

o    Proposals  to  approve  the  annual  reports  and  accounts   provided  the
     certifications  required  by the  Sarbanes  Oxley  Act of  2002  have  been provided.

CMA generally will vote AGAINST:

o    Proposals to eliminate the right of  shareholders to act by written consent or call special meetings.

o    Proposals  providing  management  with  authority  to  adjourn an annual or special  shareholder  meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder  approval, or to vote unmarked proxies in favor of management.

o    Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

o    Authorization  to transact other  unidentified  substantive  (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

o    Proposals to change the location of the company's  state of  incorporation.
     CMA considers  whether  financial  benefits  (e.g.,  reduced fees or taxes)
     likely to accrue to the company as a result of a  reincorporation  or other change  of  domicile  outweigh  any  accompanying  material  diminution  of shareholder rights.

o    Proposals on whether and how to vote on "bundled" or otherwise  conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally  will ABSTAIN from voting on shareholder  proposals  predominantly involving  social,  socioeconomic,  environmental,  political  or other  similar matters on the basis that their impact on share value can rarely be  anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

o    FOR proposals  seeking  inquiry and reporting  with respect to, rather than cessation or affirmative  implementation  of,  specific  policies where the pertinent issue warrants separate communication to shareholders; and

o    FOR or  AGAINST  the  latter  sort of  proposal  in light  of the  relative benefits and detriments (e.g.  distraction,  costs, other burdens) to share value which may be expected to flow from passage of the proposal.

G.       Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

o    Most stock (scrip) dividend proposals.  CMA votes AGAINST proposals that do not allow for a cash option unless  management  demonstrates  that the cash option is harmful to shareholder value.

o    Proposals to capitalize  the company's  reserves for bonus issues of shares or to increase the par value of shares.

o    Proposals  to approve  control  and profit  transfer  agreements  between a parent and its subsidiaries.

o    Management  proposals  seeking the discharge of management and  supervisory board  members,  unless  there is  concern  about the past  actions  of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

o    Management proposals  concerning  allocation of income and the distribution of dividends,  unless the dividend payout ratio has been consistently below
     30 percent  without  adequate  explanation or the payout is excessive given the company's financial position.

o    Proposals  for the  adoption  of  financing  plans  if they are in the best economic interests of shareholders.

CMA will evaluate management  proposals to approve protective  preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

o    The  supervisory  board needs to approve an  issuance  of shares  while the supervisory board is independent within the meaning of CMA'  categorization rules and the Dutch Corporate Governance Code.

o    No call/put option agreement exists between the company and the foundation.

o    There is a  qualifying  offer  clause or there are  annual  management  and supervisory board elections.

o    The issuance authority is for a maximum of 18 months.

o    The board of the company-friendly foundation is independent.

o    The company has disclosed under what  circumstances  it expects to make use of the possibility to issue preference shares.

o    There are no priority shares or other egregious  protective or entrenchment tools.

o    The company  releases its proxy  circular,  with details of the poison pill proposal, at least three weeks prior to the meeting.

o    Art 2:359c Civil Code of the legislative proposal has been implemented.

H.       Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE  basis  proposals for the election of directors, considering the following factors:

o    Board structure

o    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

o    Attend less than 75 percent of the board and committee  meetings  without a valid excuse for the absences. Valid reasons include illness or absence due
     to  company  business.   Participation  via  telephone  is  acceptable.  In
     addition,  if the director  missed only one meeting or one day's  meetings, votes should not be withheld  even if such absence  dropped the  director's attendance below 75 percent.

o    Ignore a  shareholder  proposal  that is  approved  by a majority of shares outstanding;

o    Ignore a  shareholder  proposal this is approved by a majority of the votes cast for two consecutive years;

o    Are interested directors and sit on the audit or nominating committee; or

o    Are  interested  directors  and the  full  board  serves  as the  audit  or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests,  considering the following factors:

o    Past performance relative to its peers

o    Market in which fund invests

o    Measures  taken  by the  board  to  address  the  pertinent  issues  (e.g., closed-end fund share market value discount to NAV)

o    Past shareholder activism, board activity and votes on related proposals

o    Strategy of the incumbents versus the dissidents

o    Independence of incumbent directors; director nominees

o    Experience and skills of director nominees

o    Governance profile of the company

o    Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote  conversion  proposals on a CASE-BY-CASE  basis,  considering  the following factors:

o    Past performance as a closed-end fund

o    Market in which the fund invests

o    Measures taken by the board to address the discount

o    Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA  will  vote  investment   advisory   agreements  on  a  CASE-BY-CASE  basis,
considering the following factors:

o    Proposed and current fee schedules

o    Fund category/investment objective

o    Performance benchmarks

o    Share price performance as compared with peers

o    Resulting fees relative to peers

o    Assignments (where the advisor undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE  basis  proposals for the  authorization  for or increase in the preferred shares, considering the following factors:

o    Stated specific financing purpose

o    Possible dilution for common shares

o    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals  regarding  adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

o    Potential competitiveness

o    Regulatory developments

o    Current and potential returns

o    Current and potential risk

     CMA  generally  will  vote FOR  these  amendments  as long as the  proposed changes do not fundamentally  alter the investment focus of the fund and do comply with current SEC interpretations.

     Changing a Fundamental Restriction to a Non-fundamental Restriction:

     CMA will vote on a  CASE-BY-CASE  basis  proposals to change a  fundamental restriction to a  non-fundamental  restriction,  considering  the following factors:

o    Fund's target investments

o    Reasons given by the fund for the change

o    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST  proposals to change a fund's  investment  objective  from
fundamental  to  non-fundamental  unless  management   acknowledges   meaningful
limitations upon its future requested ability to change the objective.

Name Change Proposals:

     CMA will vote on a  CASE-BY-CASE  basis  proposals to change a fund's name, considering the following factors:

o    Political/economic changes in the target market

o    Consolidation in the target market

o    Current asset composition

Change in Fund's Subclassification:

     CMA  will  vote on a  CASE-BY-CASE  basis  proposals  to  change  a  fund's subclassification, considering the following factors:

o    Potential competitiveness

o    Current and potential returns

o    Risk of concentration

o    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

     CMA will vote on a  CASE-BY-CASE  basis these  proposals,  considering  the following factors:

o    Strategies employed to salvage the company

o    Past performance of the fund

o    Terms of the liquidation

Changes to the Charter Document:

     CMA will vote on a  CASE-BY-CASE  basis  proposals  to change  the  charter document, considering the following factors:

o    The degree of change implied by the proposal

o    The efficiencies that could result

o    The state of incorporation; net effect on shareholder rights

o    Regulatory standards and implications

          CMA will vote FOR:

     o    Proposals allowing the Board to impose,  without shareholder approval, fees payable upon  redemption of fund shares,  provided  imposition of such fees is likely to benefit  long-term  fund  investors  (e.g.,  by deterring market timing activity by other fund investors)

     o    Proposals enabling the Board to amend,  without shareholder  approval, the fund's management  agreement(s) with its investment  advisor(s) or sub-advisors, provided the amendment is not required by applicable law
          (including  the  Investment  Company  Act of 1940) or  interpretations thereunder to require such approval

          CMA will vote AGAINST:

          Proposals enabling the Board to:

     -    Change, without shareholder approval the domicile of the fund

     -    Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

          Changing the Domicile of a Fund:

          CMA will vote on a  CASE-BY-CASE  basis  proposals  to  reincorporate, considering the following factors:

o    Regulations of both states

o    Required fundamental policies of both states

o    The increased flexibility available

          Authorizing  the  Board  to Hire  and  Terminate  Subadvisors  Without
          Shareholder Approval:

          CMA will vote FOR proposals to enable the Board or Investment  Advisor to hire and terminate  sub-advisors,  without shareholder approval, in accordance  with  applicable  rules  or  exemptive  orders  under  the
          Investment Company Act of 1940.

          Distribution Agreements:

          CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

o    Fees charged to comparably sized funds with similar objectives

o    The proposed distributor's reputation and past performance

o    The competitiveness of the fund in the industry

o    Terms of the agreement

          Master-Feeder Structure:

          CMA will vote FOR the establishment of a master-feeder structure.

          Mergers:

          CMA will vote merger  proposals on a CASE-BY-CASE  basis,  considering the following factors:

o    Resulting fee structure

o    Performance of both funds

o    Continuity of management personnel

o    Changes in corporate governance and their impact on shareholder rights

          Shareholder Proposals to Establish Director Ownership Requirement:

          CMA will generally vote AGAINST  shareholder  proposals that mandate a specific  minimum  amount of stock that directors must own in order to qualify  as a  director  or to remain on the  board.  While CMA favors stockownership on the part of directors,  the company should determine the appropriate ownership requirement.

          Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

          CMA will vote on a  CASE-BY-CASE  basis  proposals to reimburse  proxy solicitation expenses.

          Shareholder Proposals to Terminate the Investment Advisor:

          CMA will vote on a  CASE-BY-CASE  basis  proposals  to  terminate  the investment advisor, considering the following factors:

o    Performance of the fund's NAV

o    The fund's history of shareholder relations

o    The performance of other funds under the advisor's management

                          DAVIS SELECTED ADVISERS, L.P.
                        SUMMARY OF PROXY VOTING POLICIES
                SUBADVISER TO THE GENWORTH DAVIS NY VENTURE FUND

Davis Selected Advisers,  L.P. ("Davis Advisers") votes on behalf of its clients in matters of  corporate  governance  through the proxy  voting  process.  Davis
Advisers  takes its ownership  responsibilities  very seriously and believes the right to vote proxies for its clients'  holdings is a  significant  asset of the clients.  Davis Advisers exercises its voting  responsibilities  as a fiduciary, solely with the goal of maximizing the value of its clients' investments.

Davis Advisers votes proxies with a focus on the investment implications of each issue. For each proxy vote, Davis Advisers takes into  consideration its duty to clients and all other  relevant facts known to Davis Advisers at the time of the vote.  Therefore,  while these guidelines provide a framework for voting,  votes are ultimately cast on a case-by-case basis.

Davis  Advisers has adopted  written Proxy Voting  Policies and  Procedures  and established a Proxy  Oversight  Group to oversee  voting  policies and deal with potential conflicts of interest. In evaluating issues, the Proxy Oversight Group
may  consider   information   from  many  sources,   including  the   investment
professionals  for each client  account,  management  of a company  presenting a proposal, shareholder groups, and independent proxy research services.

Clients  may  obtain  a copy  of  Davis  Advisers'  Proxy  Voting  Policies  and
Procedures, and/or a copy of how their own proxies were voted, by writing to:

                  Davis Selected Advisers, L.P.
                  Attn:  Chief Compliance Officer
                  2949 East Elvira Road, Suite 101
                  Tucson, Arizona, 85706

I.       Guiding Principles

Creating Value for Existing  Shareholders.  The most  important  factors that we consider in  evaluating  proxy  issues are: (i) the  company's  or  management's long-term track record of creating value for shareholders.  In general,  we will consider  the  recommendations  of a  management  with a good record of creating value for shareholders as more credible than the  recommendations of managements with a poor record; (ii) whether, in our estimation,  the current proposal being considered  will  significantly  enhance or  detract  from  long-term  value for existing shareholders;  and (iii) whether a poor record of long term performance resulted from poor management or from factors outside of managements control.

Other factors which we consider may include:

(a)  Shareholder  Oriented  Management.  One of the  factors  that  The  Adviser
     considers  in  selecting   stocks  for   investment   is  the  presence  of
     shareholder-oriented  management.  In general, such managements will have a large  ownership  stake in the  company.  They  will  also have a record of taking  actions and supporting  policies  designed to increase the value of
     the  company's  shares  and  thereby  enhance  shareholder  wealth.   Davis
     Advisers'  research  analysts are active in meeting with top  management of portfolio  companies and in  discussing  their views on policies or actions which could enhance shareholder value. Whether management shows evidence of responding to reasonable shareholder  suggestions,  and otherwise improving general  corporate  governance,  is  a  factor  which  may  be  taken  into consideration in proxy voting.

(b)  Allow  responsible  management  teams to run the  business.  Because we try generally to invest with "owner oriented"  managements (see above), we vote with the  recommendation  of  management  on most routine  matters,  unless circumstances  such as long standing poor  performance or a change from our initial  assessment  indicate  otherwise.  Examples include the election of directors and ratification of auditors.  Davis Advisers supports  policies, plans and structures that give management teams appropriate latitude to run the  business in the way that is most likely to maximize  value for owners.
     Conversely,  Davis  Advisers  opposes  proposals  that  limit  management's ability to do this.  Davis Advisers will generally vote with  management on shareholder  social  and  environmental  proposals  on the basis that their impact on share value is difficult  to judge and is therefore  best done by management.

(c)  Preserve  and  expand  the  power of  shareholders  in  areas of  corporate governance.  Equity  shareholders  are owners of the business,  and company boards and  management  teams are  ultimately  accountable  to them.  Davis
     Advisers   supports   policies,   plans   and   structures   that   promote
     accountability  of the  board  and  management  to  owners,  and  align the interests of the board and management with owners. Examples include: annual election of all board  members and incentive  plans that are  contingent on
     delivering  value  to  shareholders.   Davis  Advisers   generally  opposes
     proposals that reduce  accountability or misalign interests,  including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.

(d)  Support  compensation  policies that reward management teams  appropriately for  performance.  We believe that well thought out incentives are critical to driving  long-term  shareholder  value creation.  Management  incentives ought to be aligned with the goals of long-term  owners.  In our view,  the basic problem of  skyrocketing  executive  compensation is not high pay for high performance, but high pay for mediocrity or worse. In situations where we  feel  that  the  compensation  practices  at  companies  we own are not acceptable,  we will exercise our  discretion to vote against  compensation committee members and specific compensation proposals.

Davis Advisers exercises its professional  judgment in applying these principles to specific proxy votes.  Davis Advisers' Proxy Procedures and Policies provides additional  explanation  of the analysis  which Davis  Advisers may conduct when applying these guiding principles to specific proxy votes.

II.      Conflicts of Interest

A potential  conflict  of  interest  arises  when Davis  Advisers  has  business interests  that may not be  consistent  with the best  interests  of its client.
Davis  Advisers'  Proxy  Oversight  Group is  charged  with  resolving  material potential  conflicts of interest  which it becomes  aware of. It is charged with resolving  conflicts in a manner that is consistent  with the best  interests of clients. There are many acceptable methods of resolving potential conflicts, and the Proxy  Oversight Group exercises its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:

(1)  Votes consistent with the "General Proxy Voting  Policies," are presumed to be consistent with the best interests of clients;

(2)  Davis  Advisers  may  disclose  the  conflict  to the client and obtain the client's consent prior to voting the proxy;

(3)  Davis Advisers may obtain guidance from an independent third party;

(4)  The potential conflict may be immaterial; or

(5)  Other reasonable means of resolving  potential  conflicts of interest which effectively  insulate the  decision on how to vote client  proxies from the conflict.

                             EATON VANCE MANAGEMENT
                        SUMMARY OF PROXY VOTING POLICIES
           SUBADVISOR TO THE GENWORTH EATON VANCE LARGE CAP VALUE FUND

Eaton Vance Management  ("EVM") adopted and implemented  policies and procedures that Eaton Vance  believes  are  reasonably  designed to ensure that proxies are voted in the best interest of clients,  in accordance with its fiduciary  duties and Rule 206(4)-6 under the Investment  Advisers Act of 1940, as amended.  These
proxy  policies  and  procedures  reflect  the  U.S.   Securities  and  Exchange
Commission  ("SEC")  requirements   governing  advisers  and  the  long-standing
fiduciary  standards  and  responsibilities  for ERISA  accounts  set out in the
Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

I.       Overview

EVM manages its clients'  assets with the overriding  goal of seeking to provide the greatest possible return to such clients  consistent with governing laws and the  investment  policies of each client.  In pursuing  that goal,  EVM seeks to exercise its clients'  rights as  shareholders  of voting  securities to support sound corporate  governance of the companies  issuing those  securities with the principle aim of maintaining or enhancing the companies' economic value.

The exercise of  shareholder  rights is generally done by casting votes by proxy at shareholder  meetings on matters  submitted to shareholders for approval (for example,  the election of directors or the approval of a company's  stock option plans for directors,  officers or employees). EVM is adopting the formal written
Guidelines  described in detail below and will utilize such Guidelines in voting proxies on behalf of its  clients.  These  Guidelines  are  designed  to promote accountability  of  a  company's  management  and  board  of  directors  to  its
shareholders   and  to  align  the  interests  of   management   with  those  of
shareholders.

EVM will vote any proxies  received by a client for which it has sole investment discretion  through a third-party  proxy voting service  ("Agent") in accordance with customized policies,  as approved by the Boards of Trustees with respect to
EVM by the Agent  pursuant to the  Guidelines,  in a manner  that is  reasonably designed to eliminate any  potential  conflicts of interest,  as described  more fully below.  The Agent is currently  Institutional  Shareholder  Services  Inc.
Proxies will be voted in accordance with client-specific guidelines.

No set of guidelines can anticipate  all situations  that may arise.  In special cases,  the  Proxy  Administrator  (the  person  specifically  charged  with the responsibility  to  oversee  the  Agent and  coordinate  the  voting of  proxies referred  back to EVM by the  Agent)  may  seek  insight  from the  Proxy  Group established  by EVM.  The Proxy  Group will  assist in the review of the Agent's recommendation  when a proxy voting issue is referred to the Proxy Group through the Proxy  Administrator.  The  members of the Proxy  Group,  which may  include employees of the EVM's affiliates, may change at EVM's discretion.

II.      Roles and Responsibilities

A.       Proxy Administrator

The Proxy  Administrator  will assist in the  coordination of the voting of each client's  proxy in  accordance  with the  Guidelines  below and the Funds' Proxy
Voting Policy and Procedures.  The Proxy  Administrator  is authorized to direct the Agent to vote a proxy in accordance  with the  Guidelines.  Responsibilities assigned herein to the Proxy  Administrator,  or activities in support  thereof, may be  performed  by such  members  of the Proxy  Group or  employees  of EVM's affiliates as are deemed appropriate by the Proxy Group.

B.       Agent

An independent  proxy voting service (the "Agent"),  as approved by the Board of the Fund,  shall be  engaged to assist in the  voting of  proxies.  The Agent is currently  Institutional  Shareholder Services Inc. The Agent is responsible for coordinating  with the  clients'  custodians  and EVM to  ensure  that all proxy materials  received by the custodian  relating to the portfolio  securities  are processed  in a timely  fashion.  The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes  handled by the Agent.  Such  record must  reflect all of the information  required to be  disclosed  in a Fund's  Form N-PX  pursuant to Rule
30b1-4  under the  Investment  Company Act of 1940.  In  addition,  the Agent is responsible for maintaining  copies of all proxy statements  received by issuers and to promptly provide such materials to EVM upon request.

Subject to the oversight of EVM, the Agent shall establish and maintain adequate internal  controls and policies in connection with the provision of proxy voting
services,   including  methods  to  reasonably  ensure  that  its  analysis  and recommendations are not influenced by a conflict of interest, and shall disclose such  controls  and  policies  to EVM when and as provided  for  herein.  Unless otherwise  specified,  references herein to  recommendations  of the Agent shall refer to those in which no conflict of interest has been identified.

C.       Proxy Group

EVM shall  establish  a Proxy  Group  which  shall  assist in the  review of the
Agent's recommendations when a proxy voting issue has been referred to the Proxy
Administrator  by the Agent.  The members of the Proxy Group,  which may include employees  of  EVM's  affiliates,  may be  amended  from  time to time at  EVM's discretion.

For each proposal  referred to the Proxy Group,  the Proxy Group will review the
(i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems  appropriate to aid in a  determination of the recommendation.

If the Proxy Group  recommends a vote in accordance with the Guidelines,  or the recommendation  of the Agent,  where  applicable,  it shall  instruct  the Proxy
Administrator to so advise the Agent.

If the  Proxy  Group  recommends  a vote  contrary  to  the  Guidelines,  or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted  company of the Agent, as determined by EVM, it shall follow the procedures for such voting outlined below.

The Proxy  Administrator  shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting  deadline,  the Proxy
Administrator shall follow the procedures for such voting outlined below.

III.     Proxy Voting Guidelines ("Guidelines")

A.       General Policies

It shall  generally  be the policy of EVM to take no action on a proxy for which no client  holds a position or otherwise  maintains an economic  interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of
EVM to vote in accordance with the  recommendation  by the Agent,  Institutional
Shareholder Services Inc.

When a fund  client  participates  in the  lending  of its  securities  and  the securities are on loan at the record date,  proxies  related to such  securities generally  will not be forwarded to EVM by the fund's  custodian  and  therefore will not be voted.  In the event that EVM determines  that the matters  involved would have a material effect on the applicable  fund's  investment in the loaned securities,  the fund will  exercise its best  efforts to terminate  the loan in time to be able to cast such vote or exercise such consent.

Interpretation  and application of these Guidelines is not intended to supersede any law,  regulation,  binding  agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently  presented in proxy statements to shareholders.  Absent unusual circumstances,  EVM will utilize these Guidelines when voting proxies on behalf of its clients.  The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Fund.

B.   Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals  accompanied by its written analysis and voting  recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C.   Proposals    Regarding    Mutual   Fund    Proxies   -    Disposition    of
     Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals  accompanied by its written analysis and voting  recommendation to the Proxy Administrator for all proposals relating  to  the  Disposition  of  Assets/Termination/Liquidation  and  Mergers
contained in mutual fund proxies.

D.       Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, EVM will normally vote against  anti-takeover  measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E.       Social and Environmental Issues

     EVM generally supports management on social and environmental proposals.

F.       Voting Procedures

Upon  receipt of a referral  from the Agent or upon  advice  from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1.   WITHIN-GUIDELINES  VOTES:  Votes in Accordance with the Guidelines  and/or, where applicable, Agent Recommendation

     In the event the Proxy  Administrator  recommends a vote within  Guidelines and/or,  where applicable,  in accordance with the Agent's  recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2.   NON-VOTES: Votes in Which No Action is Taken

     The Proxy  Administrator  may recommend  that a client  refrain from voting
     under  the  following   circumstances:   (i)  if  the  economic  effect  on
     shareholders'   interests  or  the  value  of  the  portfolio   holding  is
     indeterminable   or  insignificant,   e.g.,   proxies  in  connection  with
     securities  no longer held in the  portfolio  of a client or proxies  being considered on behalf of a client that is no longer in existence; or (ii) if
     the  cost  of  voting  a  proxy  outweighs  the  benefits,   e.g.,  certain
     international  proxies,  particularly  in  cases in  which  share  blocking practices  may  impose  trading  restrictions  on  the  relevant  portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

     Reasonable  efforts  shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited,  Non-Votes  may also occur in connection  with a client's  related inability to timely access ballots or other proxy information in connection with its portfolio securities.

     Non-Votes   may  also  result  in  certain   cases  in  which  the  Agent's
     recommendation has been deemed to be conflicted, as provided for herein.

3.   OUT-OF-GUIDELINES   VOTES:   Votes   Contrary  to   Guidelines,   or  Agent
     Recommendation,  where  applicable,  Where No Recommendation is Provided by
     Agent, or Where Agent's Recommendation is Conflicted

     If the Proxy  Administrator  recommends  that a client vote contrary to the
     Guidelines,  or the recommendation of the Agent,  where applicable,  if the
     Agent  has  made  no  recommendation  on a  matter  requiring  case-by-case consideration and the Guidelines are silent, or the Agent's  recommendation
     on  a  matter  requiring   case-by-case   consideration  is  deemed  to  be
     conflicted,  the Proxy  Administrator will forward the Agent's analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent as it deems necessary.  The Proxy  Administrator  will  instruct  the Agent to vote the proxy as recommended  by the Proxy Group.  EVM will provide a report to the
     Boards of Trustees  reflecting any votes cast contrary to the Guidelines or
     Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy  Administrator will maintain a record of all proxy questions that have been  referred  by the  Agent,  all  applicable  recommendations,  analysis  and research received and any resolution of the matter.

IV.      Recordkeeping

EVM will  maintain  records  relating  to the  proxies it votes on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

o    A copy of EVM's proxy voting policies and procedures;

o    Proxy statements received regarding client securities;

o    A record of each vote cast;

o    A copy of any  document  created  by EVM  that  was  material  to  making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and

o    Each  written  client  request for proxy voting  records and EVM's  written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five  years and will be  maintained  in the  offices of EVM or its Agent for two years after they are created.

V.   Assessment of Agent and  Identification  and  Resolution of Conflicts  with
     Clients

A.       Assessment of Agent

     EVM shall  establish that the Agent (i) is  independent  from EVM, (ii) has resources  that  indicate  it can  competently  provide  analysis  of proxy issues,  and (iii) can make  recommendations  in an impartial manner and in the best interests of the clients and, where  applicable,  their beneficial owners.  EVM shall utilize,  and the Agent shall comply with,  such methods for establishing  the foregoing as the EVM may deem reasonably  appropriate and shall do so not less than  annually  as well as prior to  engaging  the services of any new proxy voting  service.  The Agent shall also notify EVM in writing  within  fifteen (15)  calendar  days of any material  change to information  previously provided to EVM in connection with establishing the
     Agent's independence, competence or impartiality.

B.       Conflicts of Interest

     As a fiduciary to its clients,  EVM puts the interests of its clients ahead of its own. In order to ensure that  relevant  personnel of EVM are able to identify  potential  material  conflicts  of  interest,  EVM will  take the following steps:

o    Quarterly,  the Eaton  Vance  Legal  and  Compliance  Department  will seek information  from the  department  heads of each  department  of EVM and of
     Eaton  Vance  Distributors,   Inc.  ("EVD")  (an  affiliate  of  EVM)  Each
     department  head will be asked to provide a list of significant  clients or prospective clients of EVM.

o    A representative of the Legal and Compliance Department will compile a list of the companies  identified (the "Conflicted  Companies") and provide that list to the Proxy Administrator.

o    The Proxy Administrator will compare the list of Conflicted  Companies with the  names of  companies  for  which he or she has  been  referred  a proxy statement (the "Proxy Companies").  If a Conflicted Company is also a Proxy
     Company, the Proxy Administrator will report that fact to the Proxy Group.

o    If the Proxy Administrator  expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these  Proxy  Voting  Policies  and  Procedures  (the  "Policies")  or  the
     recommendation  of the Agent, as applicable,  he or she will (i) inform the
     Proxy Group of that fact,  (ii)  instruct the Agent to vote the proxies and
     (iii) record the existence of the material  conflict and the  resolution of the matter.

o    If the  Proxy  Administrator  intends  to  instruct  the Agent to vote in a
     manner   inconsistent   with  the  Guidelines   contained   herein  or  the
     recommendation   of  the  Agent,   as  applicable,   the  Proxy  Group,  in
     consultation with Eaton Vance senior  management,  will then determine if a material  conflict of interest exists.  If the Proxy Group, in consultation with Eaton Vance senior  management,  determines  that a material  conflict exists,  prior to  instructing  the Agent to vote any  proxies  relating to these  Conflicted  Companies  EVM will  seek  instruction  on how the proxy should be voted from:

          o    The client, in the case of an individual or corporate client;

          o    In the case of a Fund,  its board of directors,  or any committee or sub-committee identified by the board; or

          o    The  adviser,   in  situations   where  the  Adviser  acts  as  a
               sub-adviser to such adviser.

     EVM will  provide all  reasonable  assistance  to each party to enable such party to make an informed decision.

     If the client, Fund board or adviser, as the case may be, fails to instruct
     EVM on how to vote the proxy,  the EVM will  generally  instruct the Agent, through the Proxy  Administrator,  to abstain from voting in order to avoid the appearance of impropriety.  If however,  the failure of EVM to vote its clients' proxies would have a material adverse economic impact on the EVM's clients'  securities  holdings  in the  Conflicted  Company,  the  EVM  may instruct the Agent, through the Proxy  Administrator,  to vote such proxies in order to protect  its  clients'  interests.  In either  case,  the Proxy
     Administrator  will record the  existence of the material  conflict and the resolution of the matter.

     EVM shall also identify and address  conflicts  that may arise from time to time concerning the Agent. Upon the EVM's request,  which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to EVM, the Agent shall provide EVM with such  information as EVM deems  reasonable and  appropriate for use in determining material relationships of the Agent that may pose a conflict of interest  with respect to the Agent's  proxy  analysis or  recommendations.
     Such  information  shall  include,  but is not limited to, a monthly report from the Agent detailing the Agent's Corporate  Securities Division clients and related  revenue data.  EVM shall review such  information on a monthly basis.  The  Proxy  Administrator  shall  instruct  the  Agent to refer any proxies for which a material  conflict of the Agent is deemed to be present to the Proxy  Administrator.  Any such proxy referred by the Agent shall be referred to the Proxy Group for  consideration  accompanied  by the Agent's written analysis and voting  recommendation.  The Proxy  Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                      LEGG MASON PARTNERS FUND ADVISOR, LLC
                        SUMMARY OF PROXY VOTING POLICIES
            SUBADVISER TO GENWORTH LEGG MASON AGGRESSIVE GROWTH FUND

I.       Overview

Although  individual Trustees may not agree with particular policies or votes by the manager or subadviser,  the Board has delegated  proxy voting  discretion to the manager, believing that the manager should be responsible for voting because it is a matter relating to the investment decision making process.

Legg Mason Partners Fund Advisor, LLC ("LMPFA") delegates the responsibility for voting  proxies for the fund to the  subadviser  through its contracts  with the subadviser. The subadviser will use its own proxy voting policies and procedures to vote  proxies.  Accordingly,  LMPFA  does  not  expect  to have  proxy-voting responsibility for the fund. If LMPFA becomes responsible for voting proxies for any  reason,  such as the  inability  of the  subadviser  to provide  investment advisory services, LMPFA will utilize the proxy voting guidelines established by the most recent  subadviser to vote proxies until a new  subadviser is retained.
In the case of a  material  conflict  between  the  interests  of LMPFA  (or its affiliates if such conflict is known to persons responsible for voting at LMPFA)
and the fund,  the Board of Trustees of LMPFA shall  consider how to address the conflict  and/or how to vote the  proxies.  LMPFA will  maintain  records of all proxy votes in accordance with applicable  securities laws and  regulations.  To the extent that LMPFA votes proxies,  LMPFA shall be  responsible  for gathering relevant  documents and records  related to proxy voting from the subadviser and will provide them to the fund as required for the fund to comply with applicable rules under the 1940 Act.

The  subadviser's  Proxy Voting  Policies and  Procedures,  which are summarized below,  govern in  determining  how  proxies  relating  to the fund's  portfolio securities are voted.

II.      Proxy Voting Policies and Procedures

The Proxy Voting  Procedures are applicable when  ClearBridge  votes proxies for clients that have authorized it to do so and for each U.S. registered investment company for which it acts as adviser or sub-adviser  with power to vote proxies.
The Proxy Voting  Procedures state that  ClearBridge's  goal is to act prudently and solely in the best interests of the owners of the accounts it manages.

The Proxy Voting Procedures contain voting policies relating to three categories of proxy issues.  The first category  includes proxy issues for which a position is stated in the  procedures  (for  example,  with respect to voting on director nominees in uncontested elections, ClearBridge votes for director nominees). The second category  includes issues for which a list of factors to be considered in casting a vote is provided. With respect to these issues, ClearBridge votes on a case-by-case basis in accordance with the general principles of acting prudently and in the best interests of the owners and considering  the designated  factors
(for example,  on proposals  that  establish or amend  director  qualifications,
ClearBridge  considers  how  reasonable  the criteria are and to what degree the criteria  may preclude  dissident  nominees  from joining the board).  The third category  picks up all  issues  that do not fall  into  either  of the first two categories.  For these  issues,  ClearBridge  votes on a  case-by-case  basis in accordance with the general principles described above.

The Proxy Voting  Procedures set forth  guidelines for identifying and resolving conflicts  that may  arise  between  ClearBridge's  interests  and  those of its clients.  Periodically,  ClearBridge distributes a memorandum alerting employees of their  obligations  regarding  conflicts.  Employees are instructed to report conflicts to the Compliance Department. Financial Control provides an up-to-date list of client relationships that account for 1% or more of ClearBridge's annual revenues.

ClearBridge  has  created a Proxy  Committee  which  oversees  the proxy  voting process, resolves conflicts of interest, reviews certain votes, i.e., situations where  ClearBridge  votes  against  a  specific  policy  or  against  management recommendations.  The Committee also oversees the performance of the third party vendor charged with administering and implementing the voting.

                    PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
                        SUMMARY OF PROXY VOTING POLICIES
                                  SUBADVISER TO
                        GENWORTH PIMCO LOW DURATION FUND
                                       AND
                         GENWORTH PIMCO STOCKSPLUS FUND

I.       OVERVIEW

The following are general proxy voting  policies and  procedures  ("Policies and
Procedures") adopted by Pacific Investment Management Company LLC ("PIMCO"),  an
investment  adviser  registered  under the  Investment  Advisers Act of 1940, as amended ("Advisers Act"). PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the  Investment  Company Act of 1940, as amended ("1940 Act") and separate investment accounts for other clients. These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary  obligations of PIMCO and the applicable  rules and regulations of the
Securities and Exchange  Commission ("SEC") and interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO's Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment  advisers with respect to accounts subject to the Employee Retirement
Income Security Act of 1974 ("ERISA"), as set forth in the Department of Labor's rules and regulations.

PIMCO will  implement  these  Policies and Procedures for each of its respective clients as required under applicable law, unless expressly  directed by a client in writing to refrain from voting that client's  proxies.  PIMCO's  authority to vote proxies on behalf of its clients is established by its advisory  contracts, comparable documents or by an overall delegation of discretionary authority over its client's assets.  Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent  rights of PIMCO,  on behalf of its clients, with  respect  to debt  securities,  including  but not  limited  to,  plans  of reorganization, and waivers and consents under applicable indentures.

Set forth below are PIMCO's  Policies and Procedures  with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary  voting authority. These Policies and Procedures may be revised from time to time.

II.      GENERAL STATEMENTS OF POLICY

These  Policies  and  Procedures  are  designed  and  implemented  in  a  manner reasonably  expected to ensure that voting and consent  rights are  exercised in the best  interests of PIMCO's  clients.  Each proxy is voted on a  case-by-case basis taking into consideration any relevant contractual  obligations as well as other relevant facts and circumstances.

PIMCO may abstain from voting a client proxy under the following  circumstances:
(1) when the  economic  effect on  shareholders'  interests  or the value of the portfolio holding is  indeterminable  or insignificant;  or (2) when the cost of voting the proxies outweighs the benefits.

III.     CONFLICTS OF INTEREST

PIMCO  seeks to resolve  any  material  conflicts  of interest by voting in good faith in the best  interest of its clients.  If a material  conflict of interest should  arise,  PIMCO will seek to resolve such  conflict in the  client's  best interest by pursuing any one of the following courses of action:

1.   convening an ad-hoc committee to assess and resolve the conflict;

2.   voting  in  accordance  with the  instructions/consent  of a  client  after providing notice of and disclosing the conflict to that client;

3.   voting the proxy in accordance  with the  recommendation  of an independent third-party service provider;

4.   suggesting  that the  client  engage  another  party to  determine  how the proxies should be voted;

5.   delegating the vote to an independent third-party service provider; or

6.   voting in  accordance  with the factors  discussed  in these  Policies  and
     Procedures.

PIMCO will document the process of resolving any identified material conflict of interest.

IV.      REPORTING REQUIREMENTS AND THE AVAILABILITY OF PROXY VOTING RECORDS

Except to the extent required by applicable law or otherwise  approved by PIMCO,
PIMCO will not  disclose  to third  parties  how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity  delegating  the voting  authority to
PIMCO for such clients (e.g.,  trustees or consultants  retained by the client), how PIMCO voted such client's  proxy.  In addition,  PIMCO  provides its clients with a copy of these  Policies  and  Procedures  or a concise  summary  of these
Policies  and  Procedures:  (i) in Part II of Form  ADV;  (ii)  together  with a periodic account  statement in a separate  mailing;  or (iii) any other means as determined by PIMCO.  The summary will state that these  Policies and Procedures are available  upon request and will inform clients that  information  about how
PIMCO voted that client's proxies is available upon request.

V.       PIMCO RECORD KEEPING

PIMCO or its agent  maintains  proxy voting records as required by Rule 204-2(c)
of the  Advisers  Act.  These  records  include:  (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received  regarding client securities (which may be satisfied  by relying on  obtaining a copy of a proxy  statement  from the SEC's
Electronic Data  Gathering,  Analysis,  and Retrieval  (EDGAR) system or a third party  provided that the third party  undertakes to provide a copy promptly upon request);  (3) a record of each vote cast by PIMCO on behalf of a client;  (4) a copy of any document  created by PIMCO that was material to making a decision on how to vote  proxies  on behalf of a client or that  memorializes  the basis for that  decision;  and (5) a copy of each written  client request for proxy voting records  and any written  response  from PIMCO to any  (written or oral)  client request  for such  records.  Additionally,  PIMCO  or its  agent  maintains  any documentation related to an identified material conflict of interest.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible  place for a period of five  years  from the end of the  fiscal  year during which the last entry was made on such record,  the first two years in the offices of PIMCO or its agent.

VI.      REVIEW AND OVERSIGHT

PIMCO's proxy voting  procedures are described below.  PIMCO's  Compliance Group will provide for the supervision and periodic review,  no less than on an annual basis, of its proxy voting  activities and the  implementation of these Policies and Procedures.

Because PIMCO has contracted with State Street Investment Manager Solutions, LLC
("IMS  West")  to  perform  portfolio  accounting,   securities  processing  and
settlement  processing on behalf of PIMCO,  certain of the following  procedures involve IMS West in administering and implementing the proxy voting process. IMS
West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

1.   Transmit Proxy to PIMCO. IMS West will forward to PIMCO's  Compliance Group each proxy received from registered owners of record (e.g.,  custodian bank or other third party service providers).

2.   Conflicts of Interest.  PIMCO's  Compliance Group will review each proxy to determine  whether there may be a material  conflict  between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO,  or if a client has actively solicited PIMCO to support a particular position. If no conflict  exists,  this group  will  forward  each proxy to PIMCO's  Middle
     Office Group for  consideration  by the appropriate  portfolio  manager(s).
     However,  if a conflict does exist,  PIMCO's  Compliance Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

3.   Vote.  The  portfolio  manager will review the  information,  will vote the proxy in accordance  with these Policies and Procedures and will return the voted proxy to PIMCO's Middle Office Group.

4.   Review.  PIMCO's  Middle  Office  Group  will  review  each  proxy that was submitted to and completed by the appropriate  portfolio  manager.  PIMCO's
     Middle  Office Group will forward the voted proxy back to IMS West with the portfolio manager's decision as to how it should be voted.

5.   Transmittal  to  Third  Parties.  IMS  West  will  document  the  portfolio manager's decision for each proxy received from PIMCO's Middle Office Group in a format  designated by the custodian  bank or other third party service provider. IMS West will maintain a log of all corporate actions,  including proxy voting, which indicates,  among other things, the date the notice was received and verified,  PIMCO's  response,  the date and time the custodian bank or other third party  service  provider was notified,  the  expiration date and any action taken.

6.   Information Barriers. Certain entities controlling, controlled by, or under common  control  with  PIMCO  ("Affiliates")  may be  engaged  in  banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO's agents are  prohibited  from  disclosing  information regarding PIMCO's voting  intentions to any Affiliate.  Any PIMCO personnel involved in the proxy  voting  process who are  contacted  by an  Affiliate regarding  the manner in which  PIMCO or its  delegate  intend to vote on a specific issue must  terminate the contact and notify the Compliance  Group immediately.

VII.     CATEGORIES OF PROXY VOTING ISSUES

In general,  PIMCO reviews and considers corporate  governance issues related to proxy  matters and  generally  supports  proposals  that  foster good  corporate governance  practices.  PIMCO  considers each proposal on a case-by-case  basis,
taking  into   consideration   various   factors  and  all  relevant  facts  and
circumstances  at the time of the vote. PIMCO may vote proxies as recommended by management  on routine  matters  related to the  operation  of the issuer and on matters not expected to have a significant  economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders' best interests, and therefore in the best economic interest of PIMCO's clients. The following is a non-exhaustive list of issues that may be included in proxy materials  submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining  how to vote the client's proxies.

Board of Directors

1.   Independence.  PIMCO may  consider  the  following  factors  when voting on director  independence issues: (i) majority  requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii)
     whether  the issuer  adheres  to and/or is subject to legal and  regulatory requirements.

2.   Director  Tenure and Retirement.  PIMCO may consider the following  factors when voting on limiting the term of outside directors: (i) the introduction of new  viewpoints on the board;  (ii) a reasonable  retirement age for the outside  directors;  and (iii)  the  impact on the  board's  stability  and continuity.

3.   Nominations  in Elections.  PIMCO may consider the  following  factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability  and attendance at meetings;  (iii) any investment made by the nominee in the issuer;  and (iv) long-term  corporate  performance  and the price of the issuer's securities.

4.   Separation of Chairman and CEO Positions.  PIMCO may consider the following factors when voting on proposals  requiring  that the positions of chairman of the  board  and the chief  executive  officer  not be filled by the same person:  (i) any potential conflict of interest with respect to the board's ability to review and oversee management's  actions; and (ii) any potential effect on the issuer's productivity and efficiency.

5.   D & O  Indemnification  and  Liability  Protection.  PIMCO may  consider  the following  factors  when voting on  proposals  that  include  director  and
     officer   indemnification  and  liability   protection:   (i)  indemnifying
     directors  for  conduct in the normal  course of  business;  (ii)  limiting liability  for  monetary  damages  for  violating  the duty of care;  (iii)
     expanding  coverage  beyond  legal  expenses  to acts that  represent  more
     serious   violations  of  fiduciary   obligation  than  carelessness  (e.g.
     negligence);  and  (iv)  providing  expanded  coverage  in  cases  where  a director's legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably  believed was in the best interests of the company.

6.   Stock  Ownership.  PIMCO may consider the following  factors when voting on proposals on mandatory share ownership requirements for directors:  (i) the benefits of  additional  vested  interest in the issuer's  stock;  (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership;  and (iii) the impact of limiting the number of persons qualified to be directors.

Proxy Contests and Proxy Contest Defenses

1.   Contested  Director  Nominations.  PIMCO may consider the following factors when voting on proposals for director nominees in a contested election: (i)
     background and reason for the proxy  contest;  (ii)  qualifications  of the director  nominees;  (iii)  management's  track  record;  (iv) the issuer's long-term financial performance within its industry; (v) assessment of what each side is offering  shareholders;  (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

2.   Reimbursement  for Proxy  Solicitation  Expenses.  PIMCO may  consider  the following  factors  when  voting on  reimbursement  for proxy  solicitation expenses:  (i)  identity  of the persons  who will pay the  expenses;  (ii)
     estimated  total cost of  solicitation;  (iii) total  expenditures to date;
     (iv) fees to be paid to proxy solicitation  firms; and (v) when applicable, terms of a proxy contest settlement.

3.   Ability to Alter the Size of the Board by Shareholders.  PIMCO may consider whether  the  proposal  seeks to fix the size of the board  and/or  require shareholder approval to alter the size of the board.

4.   Ability to Remove Directors by Shareholders. PIMCO may consider whether the proposal  allows  shareholders  to remove  directors  with or without cause and/or allow shareholders to elect directors and fill board vacancies.

5.   Cumulative Voting.  PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to
     elect  a  director  of  their  choosing;   (ii)  the  ability  of  minority
     shareholders  to  concentrate  their support in favor of a  director(s)  of their choosing; and (iii) any potential limitation placed on the director's ability to work for all shareholders.

6.   Supermajority  Shareholder  Requirements.  PIMCO may  consider all relevant factors,  including but not limited to limiting the ability of shareholders to effect change when voting on  supermajority  requirements  to approve an issuer's  charter  or bylaws,  or to approve a merger or other  significant business  combination  that  would  require a level of voting  approval  in excess of a simple majority.

Tender Offer Defenses

1.   Classified Boards.  PIMCO may consider the following factors when voting on classified boards: (i) providing  continuity to the issuer;  (ii) promoting long-term planning for the issuer;  and (iii) guarding against  unsolicited takeovers.

2.   Poison  Pills.  PIMCO may  consider  the  following  factors when voting on poison pills:  (i)  supporting  proposals to require a shareholder  vote on other  shareholder  rights plans; (ii) ratifying or redeeming a poison pill in the  interest of  protecting  the value of the  issuer;  and (iii) other alternatives  to prevent a takeover at a price clearly below the true value of the issuer.

3.   Fair Price Provisions. PIMCO may consider the following factors when voting on proposals with respect to fair price  provisions:  (i) the vote required to approve the proposed  acquisition;  (ii) the vote required to repeal the fair price  provision;  (iii) the mechanism for determining fair price; and
     (iv) whether these provisions are bundled with other anti-takeover measures
     (e.g.,  supermajority voting requirements) that may entrench management and discourage attractive tender offers.

Capital Structure

1.   Stock  Authorizations.  PIMCO may  consider the  following  factors to help distinguish  between legitimate  proposals to authorize increases in common stock for  expansion  and other  corporate  purchases  and those  proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock  increase;  (ii) the  percentage  increase  with  respect  to the authorization  currently in place;  (iii) voting  rights of the stock;  and
     (iv) overall capitalization structure of the issuer.

2.   Issuance of Preferred Stock.  PIMCO may consider the following factors when voting on the  issuance of  preferred  stock:  (i) whether the new class of preferred stock has unspecified voting, conversion,  dividend distribution, and other rights;  (ii) whether the issuer  expressly states that the stock will not be used as a takeover  defense or carry  superior  voting  rights;
     (iii) whether the issuer specifies the voting,  dividend,  conversion,  and other  rights of such  stock and the terms of the  preferred  stock  appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

3.   Stock Splits. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer's  existing  authorized  shares;  and (ii) the industry that the issuer is in and the issuer's performance in that industry.

4.   Reversed Stock Splits. PIMCO may consider the following factors when voting on reverse stock  splits:  (i) the  percentage  increase in the shares with respect to the issuer's existing  authorized stock; and (ii) issues related to delisting the issuer's stock.

Executive and Director Compensation

1.   Stock Option Plans. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing  of  options;  (ii)  whether  the plan could  result in  earnings dilution of greater  than a  specified  percentage  of shares  outstanding;
     (iii) whether the plan has an option  exercise price below the market price on the day of the grant;  (iv) whether the proposal relates to an amendment to extend the term of options for persons  leaving the firm  voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.

2.   Director Compensation. PIMCO may consider the following factors when voting on  director  compensation:  (i)  whether  director  shares are at the same market  risk as  those of the  issuer's  shareholders;  and (ii) how  stock option  programs  for  outside  directors  compare  with the  standards  of internal stock option programs.

3.   Golden and Tin  Parachutes.  PIMCO may consider the following  factors when voting on golden and/or tin parachutes:  (i) whether they will be submitted for shareholder  approval;  and (ii) the employees  covered by the plan and the quality of management.

State of Incorporation

State Takeover Statutes. PIMCO may consider the following factors when voting on proposals  to opt out of a state  takeover  statute:  (i) the power the  statute vests with the issuer's board; (ii) the potential of the statute to stifle bids;
and (iii) the  potential  for the  statute to empower  the board to  negotiate a better deal for shareholders.

Mergers and Restructurings

1.   Mergers and  Acquisitions.  PIMCO may consider the  following  factors when voting  on a merger  and/or  acquisition:  (i)  anticipated  financial  and operating  benefits  as a result of the merger or  acquisition;  (ii) offer price;  (iii)  prospects of the combined  companies;  (iv) how the deal was negotiated;  and (v)  changes in  corporate  governance  and the  potential impact on  shareholder  rights.  PIMCO may also  consider  what  impact the merger  or  acquisition  may have on  groups/organizations  other  than the issuer's shareholders.

2.   Corporate Restructurings.  With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.  With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the  balance  sheet or working  capital and the value  received  for the asset. With respect to a proxy proposal that includes a liquidation,  PIMCO may consider  management's  efforts to pursue  alternatives,  the appraisal value of assets,  and the  compensation  plan for  executives  managing the liquidation.

Investment Company Proxies

For a client that is invested in an investment  company,  PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure  that  proxies are voted  consistent  with all  applicable  investment policies  of  the  client  and in  accordance  with  any  resolutions  or  other instructions approved by authorized persons of the client.

For a client that is invested in an investment  company that is advised by PIMCO or its  affiliates,  if there is a conflict of interest  which may be  presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following:  (i) voting in accordance  with the  instructions/consent  of the client after  providing  notice of and  disclosing  the conflict to that client;
(ii) voting the proxy in accordance  with the  recommendation  of an independent third-party  service  provider;  or (iii)  delegating the vote to an independent third-party service provider.

1.   Election of Directors or Trustees. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications,  and compensation paid by the fund and the family of funds;  (ii)  availability  and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund's performance.

2.   Converting  Closed-end  Fund to  Open-end  Fund.  PIMCO  may  consider  the following  factors  when  voting  on  converting  a  closed-end  fund to an open-end fund: (i) past  performance as a closed-end  fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund's shares;  (iv) past shareholder  activism;  (v) board activity; and (vi) votes on related proposals.

3.   Proxy Contests. PIMCO may consider the following factors related to a proxy contest:  (i) past  performance  of the fund;  (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

4.   Investment  Advisory  Agreements.  PIMCO may consider the following factors related to approval of an investment advisory  agreement:  (i) proposed and
     current   fee   arrangements/schedules;   (ii)   fund   category/investment
     objective;  (iii) performance  benchmarks;  (iv) share price performance as compared  with peers;  and (v) the  magnitude  of any fee  increase and the reasons for such fee increase.

5.   Policies  Established  in Accordance  with the 1940 Act. PIMCO may consider the  following  factors:  (i) the  extent  to which  the  proposed  changes fundamentally  alter the  investment  focus of the fund and comply with SEC
     interpretation;   (ii)   potential   competitiveness;    (iii)   regulatory
     developments; and (iv) current and potential returns and risks.

6.   Changing a Fundamental Restriction to a Non-fundamental Restriction.  PIMCO may  consider  the  following  when  voting  on  a  proposal  to  change  a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change;  and (ii) the projected  impact of the change on the fund's portfolio.

7.   Distribution Agreements.  PIMCO may consider the following when voting on a
     proposal  to  approve  a  distribution  agreement:   (i)  fees  charged  to
     comparably  sized  funds  with  similar  investment  objectives;  (ii)  the distributor's reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

8.   Names Rule Proposals.  PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940
     Act:  (i)  whether  the fund  invests a minimum of 80% of its assets in the type of investments  suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

9.   Disposition  of  Assets/Termination/Liquidation.  PIMCO  may  consider  the following  when voting on a proposal to dispose of fund assets,  terminate, or liquidate the fund:  (i) strategies  employed to salvage the fund;  (ii)
     the fund's past performance; and (iii) the terms of the liquidation.

10.  Changes to Charter Documents.  PIMCO may consider the following when voting on a proposal to change a fund's  charter  documents:  (i) degree of change implied by the proposal;  (ii) efficiencies that could result;  (iii) state of incorporation; and (iv) regulatory standards and implications.

11.  Changing the Domicile of a Fund.  PIMCO may  consider  the  following  when voting on a proposal to change the domicile of a fund:  (i)  regulations of both states; (ii) required  fundamental  policies of both states; and (iii)
     the increased flexibility available.

12.  Change in Fund's  Subclassification.  PIMCO may consider the following when voting  on a  change  in a fund's  subclassification  from  diversified  to non-diversified  or to permit  concentration in an industry:  (i) potential
     competitiveness;   (ii)  current  and  potential  returns;  (iii)  risk  of
     concentration; and (iv) consolidation in the target industry.

         Distressed and Defaulted Securities

1.   Waivers and  Consents.  PIMCO may consider the following  when  determining whether  to  support  a waiver or  consent  to  changes  in  provisions  of indentures  governing debt securities  which are held on behalf of clients:
     (i) likelihood that the granting of such waiver or consent will potentially increase  recovery to clients;  (ii) potential for avoiding  cross-defaults under other agreements;  and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

2.   Voting on  Chapter 11 Plans of  Liquidation  or  Reorganization.  PIMCO may
     consider the following  when  determining  whether to vote for or against a
     Chapter 11 plan in a case  pending  with  respect to an obligor  under debt securities which are held on behalf of clients:  (i) other  alternatives to the proposed plan;  (ii) whether clients are treated  appropriately  and in accordance with applicable law with respect to their  distributions;  (iii)
     whether the vote is likely to increase or decrease recoveries to clients.

         Miscellaneous Provisions

1.   Such Other Business.  Proxy ballots  sometimes  contain a proposal granting the board  authority to "transact  such other business as may properly come before  the  meeting."  PIMCO  may  consider  the  following  factors  when developing a position on proxy ballots that contain a proposal granting the board  authority to  "transact  such other  business as may  properly  come before the  meeting":  (i) whether the board is limited in what  actions it may legally take within such authority;  and (ii) PIMCO's responsibility to consider actions before supporting them.

2.   Equal Access. PIMCO may consider the following factors when voting on equal access:  (i)  the  opportunity  for  significant  company  shareholders  to evaluate and propose voting recommendations on proxy proposals and director nominees,  and to  nominate  candidates  to the  board;  and (ii) the added complexity  and  burden  of  providing  shareholders  with  access to proxy materials.

3.   Charitable  Contributions.  PIMCO may consider the  following  factors when
     voting  on  charitable   contributions:   (i)  the  potential  benefits  to
     shareholders;  and (ii) the potential impact on the issuer's resources that could have been used to increase shareholder value.

4.   Special  Interest  Issues.  PIMCO may consider the  following  factors when
     voting  on  special   interest  issues:   (i)  the  long-term   benefit  to
     shareholders of promoting  corporate  accountability  and responsibility on social issues;  (ii)  management's  responsibility  with respect to special interest  issues;  (iii) any economic costs and restrictions on management;
     (iv) a client's  instruction to vote proxies in a specific manner and/or in a  manner  different  from  these  Policies  and  Procedures;  and  (v) the responsibility  to vote  proxies  for the  greatest  long-term  shareholder value.

                                PUTNAM MANAGEMENT
                        SUMMARY OF PROXY VOTING POLICIES
   SUBADVISOR TO THE GENWORTH PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND

The proxy voting  guidelines below summarize the positions of Putnam  Management on various issues of concern to investors,  and give a general indication of how
Fund portfolio  securities  will be voted on proposals  dealing with  particular issues.  Putnam  Management's  proxy voting  service is  instructed  to vote all
proxies  relating  to  Fund  portfolio   securities  in  accordance  with  these
guidelines, except as otherwise instructed by the Proxy Coordinator, a member of the Office of the Trustees who is  appointed to assist in the  coordination  and voting of proxies.

The proxy voting  guidelines are just that - guidelines.  The guidelines are not exhaustive and do not include all potential voting issues.  Because proxy issues and the  circumstances  of  individual  companies  are so  varied,  there may be instances  when  Putnam  Management  may not vote in strict  adherence  to these guidelines.  For example,  the proxy voting  service is expected to bring to the
Proxy Coordinator's attention proxy questions that are company-specific and of a non-routine  nature and that,  even if covered  by the  guidelines,  may be more appropriately handled on a case-by-case basis.

Similarly,  Putnam  Management's  investment  professionals,  as part  of  their ongoing review and analysis of all Fund portfolio holdings,  are responsible for
monitoring  significant  corporate   developments,   including  proxy  proposals
submitted to shareholders,  and notifying the Proxy Coordinator of circumstances where the  interests of Fund  shareholders  may warrant a vote contrary to these guidelines.  In such  instances,  the  investment  professionals  will  submit a written  recommendation  to the Proxy  Coordinator  and the  person  or  persons designated by Putnam  Management's Legal and Compliance  Department to assist in processing  referral items pursuant to the "Proxy Voting  Procedures." The Proxy
Coordinator,  in  consultation  with the Senior Vice  President,  Executive Vice
President,  and/or the Chair of the Board Policy and  Nominating  Committee,  as
appropriate, will determine how the Fund's proxies will be voted.

The  following  guidelines  are  grouped  according  to the  types of  proposals generally presented to shareholders.  Part A deals with proposals that have been put forth by management  and approved and  recommended  by a company's  board of directors.  Part B deals with proposals  submitted by shareholders for inclusion in proxy  statements.  Part C  addresses  unique  considerations  pertaining  to
non-U.S. issuers.

I.       Summary of Proxy Guidelines

     A.   BOARD-APPROVED PROPOSALS

The vast  majority  of matters  presented  to  shareholders  for a vote  involve proposals  made  by a  company  itself  (sometimes  referred  to as  "management proposals"), which have been approved and recommended by its board of directors.
In  view  of  the  enhanced  corporate   governance  practices  currently  being
implemented  in  public  companies  and of  Putnam  Management's  intent to hold
corporate  boards  accountable  for  their  actions  in  promoting   shareholder
interests, Putnam Management's proxies generally will be voted for the decisions reached  by  majority  independent  boards of  directors,  except  as  otherwise indicated in these guidelines.  Accordingly, Putnam Management's proxies will be voted for board-approved proposals, except as follows:

Matters relating to the Board of Directors

Uncontested Election of Directors

Proxies will be voted for the election of a company's  nominees for the board of directors, except as follows:

o    Putnam Management will withhold votes for the entire board of directors if

--   the board does not have a majority of independent directors,

--   the  board  has  not  established   independent   nominating,   audit,  and
     compensation committees,

--   the board has more  than 19  members  or fewer  than five  members,  absent special circumstances,

--   the board has not acted to implement a policy  requested  in a  shareholder proposal  that  received  the  support of a  majority  of the shares of the company cast at its previous two annual meetings, or

--   the board has  adopted  or  renewed a  shareholder  rights  plan  (commonly referred to as a "poison pill")  without  shareholder  approval  during the current or prior calendar year.

o    Putnam  Management  will on a  case-by-case  basis  withhold votes from the entire  board of  directors  where  the  board  has  approved  compensation arrangements  for one or more  company  executives  that Putnam  Management
     determines   are   unreasonably   excessive   relative  to  the   company's
     performance.

o    Putnam Management will withhold votes for any nominee for director who:

--   is considered an  independent  director by the company and who has received compensation  from the company other than for service as a director  (e.g., investment banking, consulting, legal, or financial advisory fees),

--   attends less than 75% of board and committee meetings without valid reasons for the absences (e.g. illness, personal emergency, etc.),

--   as a director  of a public  company  (Company  A), is  employed as a senior executive of another public company  (Company B) if a director of Company B serves as a senior  executive  of  Company A  (commonly  referred  to as an
     "interlocking directorate"), or

--   serves  on more than  five  unaffiliated  public  company  boards  (for the purpose  of this  guideline,  boards of  affiliated  registered  investment companies will count as one board).

Commentary:

Board independence:  Unless otherwise indicated, for the purposes of determining whether  a  board  has a  majority  of  independent  directors  and  independent nominating,  audit, and compensation committees,  an "independent director" is a director who (1) meets all requirements to serve as an independent director of a company  under the final NYSE  Corporate  Governance  Rules  (e.g.,  no material business  relationships  with the  company  and no present or recent  employment relationship  with the company  (including  employment  of an  immediate  family member  as an  executive  officer)),  and  (2)  has  not  accepted  directly  or indirectly any consulting,  advisory, or other compensatory fee from the company other than in his or her  capacity as a member of the board of  directors or any board committee.  Putnam  Management  believes that the receipt of any amount of compensation  for services other than service as a director  raises  significant independence issues.

Board size: Putnam  Management  believes that the size of the board of directors can have a direct  impact on the  ability  of the  board to govern  effectively.
Boards that have too many members can be unwieldy and  ultimately  inhibit their ability to oversee management performance.  Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time  commitment:  Being a director  of a company  requires a  significant  time commitment  to  adequately  prepare  for and  attend  the  company's  board  and committee  meetings.  Directors  must be able to commit  the time and  attention necessary to perform their fiduciary  duties in proper fashion,  particularly in times of crisis. Putnam Management is concerned about over-committed  directors.
In some  cases,  directors  may serve on too many  boards  to make a  meaningful contribution.  This may be  particularly  true for senior  executives  of public companies (or other directors with substantially full-time employment) who serve on more than a few outside  boards.  Putnam  Management  may withhold votes from such directors on a case-by-case  basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking   directorships:   Putnam  Management  believes  that  interlocking
directorships  are  inconsistent  with the degree of  independence  required for outside directors of public companies.

Corporate  governance  practices:  Board  independence  depends  not only on its members'  individual  relationships,  but also on the board's  overall  attitude toward management. Independent boards are committed to good corporate governance
practices  and,  by  providing   objective   independent   judgment,   enhancing
shareholder value.  Putnam Management may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence,  have failed to observe good corporate  governance  practices or, through specific  corporate action,  have  demonstrated a disregard for the interest of  shareholders.  Such instances may include cases where a board of directors has approved compensation arrangements  for one or more  members of  management  that,  in the judgment of
Putnam Management,  are excessive by reasonable  corporate standards relative to the company's record of performance.

Contested Elections of Directors

o    Putnam Management will vote on a case-by-case basis in contested  elections of directors.

o    Classified Boards

o    Putnam Management will vote against  proposals to classify a board,  absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary:  Under a typical  classified  board  structure,  the  directors  are divided  into three  classes,  with each class  serving a three-year  term.  The classified board structure  results in directors  serving  staggered terms, with usually  only a third of the  directors up for  re-election  at any given annual meeting.  Putnam  Management  generally  believes  that  it is  appropriate  for directors  to stand for  election  each year,  but  recognize  that,  in special circumstances,  shareholder  interests  may be better  served under a classified board structure.

Other Board-Related Proposals

Putnam  Management  will generally vote for  board-approved  proposals that have been approved by a majority  independent  board, and on a case-by-case  basis on board-approved  proposals  where the board fails to meet the  guidelines'  basic independence  standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

Putnam Management  generally favors compensation  programs that relate executive compensation to a company's long-term  performance.  Putnam Management will vote on a  case-by-case  basis on  board-approved  proposals  relating  to  executive compensation, except as follows:

o    Except  where Putnam  Management  is  otherwise  withholding  votes for the entire board of directors, Putnam Management will vote for stock option and restricted  stock plans that will result in an average  annual  dilution of
     1.67% or less (based on the  disclosed  term of the plan and  including all equity-based plans).

o    Putnam Management will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

o    Putnam  Management  will vote against any stock option or restricted  stock plan where the  company's  actual  grants of stock  options and  restricted stock under all equity-based  compensation plans during the prior three (3)
     fiscal years have  resulted in an average  annual  dilution of greater than
     1.67%.

o    Putnam  Management  will vote  against  stock  option plans that permit the replacing or repricing of  underwater  options (and against any proposal to authorize such replacement or repricing of underwater options).

o    Putnam  Managment will vote against stock option plans that permit issuance of options with an exercise price below the stock's current market price.

o    Except  where Putnam  Management  is  otherwise  withholding  votes for the entire  board of  directors,  Putnam  Management  will vote for an employee stock  purchase  plan  that  has the  following  features:  (1) the  shares purchased  under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3)
     dilution is 10% or less.

Commentary:  Companies should have compensation programs that are reasonable and that align shareholder and management  interests over the longer term.  Further, disclosure of  compensation  programs  should provide  absolute  transparency to shareholders  regarding the sources and amounts of, and the factors influencing, executive compensation.  Appropriately designed equity-based  compensation plans can be an effective  way to align the interests of long-term  shareholders  with the  interests of  management.  Putnam  Management  may vote  against  executive compensation  proposals on a case-by-case  basis where compensation is excessive by  reasonable  corporate  standards,  or  where  a  company  fails  to  provide transparent  disclosure  of  executive  compensation.  In voting  on a  proposal relating to executive compensation,  the Putnam Management will consider whether the proposal has been approved by an independent  compensation  committee of the board.

Capitalization

Many proxy proposals  involve changes in a company's  capitalization,  including the  authorization of additional stock, the issuance of stock, the repurchase of outstanding  stock,  or the  approval  of a stock  split.  The  management  of a company's  capital structure  involves a number of important  issues,  including cash  flow,  financing  needs,  and  market  conditions  that are  unique to the circumstances  of the company.  As a result,  Putnam  Management  will vote on a case-by-case basis on board-approved  proposals involving changes to a company's capitalization, except that where Putnam Management is not otherwise withholding votes from the entire board of directors:

o    Putnam Management will vote for proposals relating to the authorization and issuance of additional  common stock (except where such proposals relate to a specific transaction).

o    Putnam Management will vote for proposals to effect stock splits (excluding reverse stock splits).

o    Putnam  Management  will vote for proposals  authorizing  share  repurchase programs.

Commentary:  A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes.
For the most part,  these  decisions are best left to the board of directors and senior management. Putnam Management will vote on a case-by-case basis, however,
on  other  proposals  to  change  a  company's  capitalization,   including  the
authorization of common stock with special voting rights,  the  authorization or issuance of common stock in connection  with a specific  transaction  (e.g.,  an acquisition,  merger or  reorganization),  or the  authorization  or issuance of preferred stock.  Actions such as these involve a number of considerations  that
may  affect  a   shareholder's   investment  and  that  warrant  a  case-by-case
determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions,
including   acquisitions,    mergers,    reorganizations    involving   business
combinations,  liquidations,  and  the  sale  of all or  substantially  all of a company's  assets,  which may require their  consent.  Voting on such  proposals involves  considerations  unique  to  each  transaction.  As  a  result,  Putnam
Management  will vote on a  case-by-case  basis on  board-approved  proposals to effect these types of transactions, except as follows:

o    Putnam  Management  will vote for  mergers  and  reorganizations  involving business  combinations  designed  solely  to  reincorporate  a  company  in
     Delaware.

Commentary:  A company may reincorporate  into another state through a merger or reorganization  by setting up a "shell"  company in a  different  state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws - notably Delaware - provides companies and shareholders  with a more  well-defined  legal framework,  shareholders must carefully consider the reasons for a reincorporation into another  jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside  party to take  control of the company  without  the  approval of the company's board of directors. These include the adoption of a shareholder rights plan, requiring  supermajority voting on particular issues, the adoption of fair price provisions,  the issuance of blank check preferred stock, and the creation of a separate  class of stock with disparate  voting rights.  Such proposals may adversely affect shareholder rights, lead to management entrenchment,  or create conflicts  of  interest.  As a  result,  Putnam  Management  will  vote  against board-approved  proposals  to  adopt  such  anti-takeover  measures,  except  as follows:

o    Putnam Management will vote on a case-by-case  basis on proposals to ratify or approve shareholder rights plans; and

o    Putnam  Management will vote on a case-by-case  basis on proposals to adopt fair price provisions.

Commentary:  Putnam  Management  recognizes  that  poison  pills and fair  price provisions  may enhance  shareholder  value under  certain  circumstances.  As a result,  Putnam Management will consider  proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve  approval of routine business  matters,  such as changing a company's name,  ratifying the appointment of auditors,  and procedural  matters relating to the shareholder meeting. For the most part, these routine matters do not materially  affect  shareholder  interests and are best left to the board of directors and senior management of the company.  Putnam Management will vote for board-approved proposals approving such matters, except as follows:

o    Putnam Management will vote on a case-by-case basis on proposals to amend a company's  charter or bylaws  (except for charter  amendments  necessary to effect stock splits to change a company's  name or to authorize  additional shares of common stock).

o    Putnam  Management  will  vote  against  authorization  to  transact  other unidentified, substantive business at the meeting.

o    Putnam  Management  will  vote on a  case-by-case  basis on other  business matters  where Putnam  Management  is otherwise  withholding  votes for the entire board of directors.

Commentary:   Charter  and  bylaw   amendments  and  the  transaction  of  other
unidentified,  substantive business at a shareholder meeting may directly affect shareholder  rights and have a significant  impact on  shareholder  value.  As a result,  Putnam Management does not view such items as routine business matters.
Putnam Management's  investment  professionals and proxy voting service may also bring to the Proxy  Coordinator's  attention  company-specific  items  that they believe to be non-routine  and  warranting  special  consideration.  Under these circumstances, Putnam Management will vote on a case-by-case basis.

B.   SHAREHOLDER PROPOSALS

SEC  regulations  permit  shareholders  to submit  proposals  for inclusion in a company's proxy statement.  These proposals generally seek to change some aspect of the company's corporate  governance structure or to change some aspect of its business  operations.  Putnam Management  generally will vote in accordance with the  recommendation  of the  company's  board of  directors  on all  shareholder proposals, except as follows:

o    Putnam  Management  will vote for  shareholder  proposals  to  declassify a board,  absent special  circumstances which would indicate that shareholder interests are better served by a classified board structure.

o    Putnam   Management  will  vote  for   shareholder   proposals  to  require
     shareholder approval of shareholder rights plans.

o    Putnam  Management  will  vote  on  a  case-by-case  basis  on  shareholder proposals requiring  companies to make payments under management  severance agreements only if both of the following conditions are met:

     --   the company undergoes a change in control, and

     --   the change in control  results in a loss of employment  for the person receiving the severance payment.

o    Putnam  Management  will  vote  on  a  case-by-case  basis  on  shareholder proposals  requesting that the board adopt a policy to recoup, in the event
     of  a  significant   restatement   of  financial   results  or  significant
     extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all  performance-based  bonuses or awards that were paid to senior  executives  based on the company  having met or  exceeded  specific performance  targets to the extent that the  specific  performance  targets were not, in fact, met.

o    Putnam Management will vote for shareholder  proposals  requiring a company
     to  report  on  its   executive   retirement   benefits   (e.g.,   deferred
     compensation, split-dollar life insurance, SERPs and pension benefits).

o    Putnam Management will vote for shareholder  proposals  requiring a company to disclose  its  relationships  with  executive  compensation  consultants
     (e.g.,  whether  the  company,  the  board  or the  compensation  committee retained the consultant,  the types of services  provided by the consultant over the past five years, and a list of the  consultant's  clients on which any of the company's executives serve as a director).

o    Putnam  Management will vote for shareholder  proposals that are consistent with the proxy voting guidelines for board-approved proposals.

o    Putnam  Management will vote on a case-by-case  basis on other  shareholder proposals where Putnam  Management is otherwise  withholding  votes for the entire board of directors

Commentary: In light of the substantial reforms in corporate governance that are currently underway,  Putnam Management believes that effective corporate reforms should be promoted by holding  boards of  directors  - and in  particular  their independent  directors -  accountable  for their  actions,  rather than imposing additional legal restrictions on board governance  through piecemeal  proposals.
Generally  speaking,  shareholder  proposals relating to business operations are often  motivated  primarily  by political  or social  concerns,  rather than the interests of  shareholders  as investors  in an economic  enterprise.  As stated
above,  Putnam  Management  believes that boards of directors and management are responsible for ensuring that their  businesses are operating in accordance with high legal and ethical  standards and should be held  accountable  for resulting corporate  behavior.  Accordingly,  Putnam Management will generally support the recommendations  of  boards  that  meet the basic  independence  and  governance standards  established  in these  guidelines.  Where  boards  fail to meet these standards,  Putnam Management will generally evaluate shareholder proposals on a case-by-case basis.

However, Putnam Management generally support shareholder proposals to declassify a board or to require  shareholder  approval of shareholder rights plans. Putnam
Management  believes  that  these  shareholder  proposals  further  the goals of reducing  management  entrenchment  and  conflicts  of  interest,  and  aligning management's  interests  with  shareholders'  interests in  evaluating  proposed acquisitions of the company.  Putnam  Management also believes that  shareholder proposals to limit  severance  payments to  appropriate  situations  may further these goals in some  instances and Putnam  Management  will consider  supporting these  shareholder  proposals on a case by case basis.  (Putnam  Management will also  consider  whether  the  severance  payments,  taking all of the  pertinent circumstances into account, constitute excessive compensation.)

Putnam  Management  believes  that  performance-based  compensation  can  be  an effective tool for aligning  management and shareholder  interests.  However, to fulfill its purpose,  performance compensation should only be paid to executives if the  performance  targets are  actually  met. A  significant  restatement  of financial  results or a  significant  extraordinary  write-off  may reveal  that executives who were previously paid  performance  compensation  did not actually deliver the required business  performance to earn that  compensation.  In these circumstances,  it may be appropriate for the company to recoup this performance
compensation.   Putnam  Management  will  consider  on  a  case  by  case  basis shareholder proposals requesting that the board adopt a policy to recoup, in the
event  of  a  significant   restatement  of  financial  results  or  significant
extraordinary  write-off,  performance-based  bonuses  or awards  paid to senior executives  based on the  company  having met or exceeded  specific  performance targets to the extent that the specific  performance  targets were not, in fact, met. Putnam  Management  does not believe that such a policy should  necessarily disadvantage a company in recruiting executives, as executives should understand that they are only  entitled  to  performance  compensation  based on the actual performance they deliver.

Putnam Management also believes that shareholder  proposals that are intended to increase  transparency,  particularly  with respect to  executive  compensation, without  establishing rigid restrictions upon a company's ability to attract and motivate  talented  executives,  are  generally  beneficial  to sound  corporate governance  without  imposing undue burdens.  Putnam  Management  will generally support shareholder proposals calling for reasonable disclosure.

C.   VOTING SHARES OF NON-U.S. ISSUERS

The Fund is invested  on a global  basis,  and, as a result,  may be required to vote shares held in non-U.S. issuers - i.e., issuers that are incorporated under the laws of foreign  jurisdictions and that are not listed on a U.S.  securities exchange or the NASDAQ stock market.  Because non-U.S.  issuers are incorporated under the laws of countries and jurisdictions  outside the U.S.,  protection for shareholders may vary  significantly  from  jurisdiction to  jurisdiction.  Laws governing  non-U.S.  issuers  may, in some  cases,  provide  substantially  less protection for shareholders.  As a result, the foregoing  guidelines,  which are premised  on the  existence  of a  sound  corporate  governance  and  disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company's stock on or around the  shareholder  meeting date.  This  practice is known as "share  blocking."  In  countries  where share blocking is practiced,  Putnam  Management will vote proxies only with direction from its investment professionals.

In  addition,  some  non-U.S.   markets  require  that  a  company's  shares  be
re-registered out of the name of the local custodian or nominee into the name of
the   shareholder   for  the   meeting.   This   practice  is  known  as  "share
re-registration." As a result, shareholders, including the Fund, are not able to trade in that  company's  stock until the shares are  re-registered  back in the name of the local custodian or nominee. In countries where share re-registration is practiced, Putnam Management will generally not vote proxies.

Putnam  Management will vote proxies of non-U.S.  issuers in accordance with the foregoing guidelines where applicable, except as follows:

Uncontested Election of Directors

Japan

o    For  companies  that have  established  a U.S.-style  corporate  structure,
     Putnam Management will withhold votes for the entire board of directors if

     --   the board does not have a majority of outside directors,

     --   the board has not established  nominating and compensation  committees composed of a majority of outside directors, or

     --   the  board  has not  established  an  audit  committee  composed  of a majority of independent directors.

o    Putnam  Management  will withhold votes for the appointment of members of a company's  board of statutory  auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board  structure:  Recent  amendments  to  the  Japanese  Commercial  Code  give companies the option to adopt a U.S.-style corporate structure (i.e., a board of directors and audit, nominating, and compensation committees). Putnam Management will vote for proposals to amend a company's  articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent  director:  Corporate  governance principles  in Japan focus on the  distinction  between  outside  directors  and independent directors. Under these principles, an outside director is a director who is not and has never been a director,  executive, or employee of the company or its parent  company,  subsidiaries  or  affiliates.  An outside  director  is
"independent" if that person can make decisions completely  independent from the managers of the company,  its parent,  subsidiaries,  or affiliates and does not have a material  relationship  with the company  (i.e.,  major  client,  trading partner,  or other business  relationship;  familial  relationship  with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

o    Putnam Management will withhold votes for the entire board of directors if

     --   the board does not have a majority of outside directors,

     --   the board has not  established a nominating  committee  composed of at least a majority of outside directors, or

     --   the board has not established an audit committee  composed of at least three  members  and in which at least  two-thirds  of its  members are outside directors.

Commentary: For purposes of these guideline, an "outside director" is a director that is  independent  from the  management or  controlling  shareholders  of the company,  and holds no interests that might impair  performing his or her duties
impartially  from  the  company,   management  or  controlling  shareholder.  In
determining  whether a director is an outside  director,  Putnam Management will also apply the standards  included in Article 415-2(2) of the Korean  Commercial
Code  (i.e.,  no  employment  relationship  with the company for a period of two years before  serving on the committee,  no director or employment  relationship with the company's  largest  shareholder,  etc.) and may consider other business relationships that would affect the independence of an outside director.

United Kingdom

o    Putnam Management will withhold votes for the entire board of directors if

          --   the  board  does  not  have at least a  majority  of  independent non-executive directors,

          --   the board has not established nomination committees composed of a majority of independent non-executive directors, or

          --   the board has not established  compensation  and audit committees composed of (1) at least three  directors (in the case of smaller
               companies,   two   directors)   and  (2)  solely  of  independent
               non-executive directors.

o    Putnam  Management  will withhold votes for any nominee for director who is considered  an  independent  director by the  company and who has  received compensation  from the company other than for service as a director  (e.g., investment banking, consulting, legal, or financial advisory fees).

Commentary:

Application  of  guidelines:  Although  the U.K.'s  Combined  Code on  Corporate
Governance  ("Combined  Code") has adopted the "comply and explain"  approach to corporate  governance,  Putnam Management believes that the guidelines discussed above  with  respect  to  board  independence  standards  are  integral  to  the protection of investors in U.K. companies. As a result, these guidelines will be applied in a prescriptive manner.

Definition  of   independence:   For  the  purposes  of  these   guidelines,   a
non-executive director shall be considered independent if the director meets the independence  standards in section A.3.1 of the Combined Code (i.e., no material business or employment  relationships with the company, no remuneration from the company for non-board  services,  no close family ties with senior  employees or directors of the company, etc.), except that the Putnam Management does not view service  on the  board  for more  than  nine  years as  affecting  a  director's independence.

Smaller  companies:  A  smaller  company  is one  that is  below  the  FTSE  350 throughout the year immediately prior to the reporting year.

Canada

In January 2004,  Canadian  securities  regulators issued proposed policies that would impose new corporate governance requirements on Canadian public companies.
The  recommended   practices   contained  in  these  new  corporate   governance
requirements  mirror corporate  governance reforms that have been adopted by the
NYSE and other  U.S.  national  securities  exchanges  and stock  markets.  As a result,  Putnam  Management  will  vote on  matters  relating  to the  board  of directors of Canadian  issuers in accordance  with the guidelines  applicable to
U.S. issuers.

Commentary:  Like the U.K.'s  Combined Code, the proposed  policies on corporate governance  issued by  Canadian  securities  regulators  embody the  "comply and explain" approach to corporate  governance.  Because Putnam Management  believes that the board independence  standards  contained in the proxy voting guidelines are  integral  to the  protection  of  investors  in Canadian  companies,  these standards will be applied in a prescriptive manner.

Russia

o    Putnam  Management  will vote on a  case-by-case  basis for the election of nominees to the board of directors.

Commentary:  In Russia,  director  elections  are  typically  handled  through a cumulative voting process.  Cumulative voting allows shareholders to cast all of their  votes for a single  nominee  for the board of  directors,  or to allocate their votes among nominees in any other way. In contrast,  in "regular," voting, shareholders  may not give more than one vote per share to any  single  nominee.
Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in other emerging markets,  standards of corporate  governance are usually behind those in developed  markets.  Rather than vote against the entire board  of  directors,  as  Putnam  Management  generally  would in the case of a
company   whose  board  fails  to  meet  Putnam   Management's   standards   for
independence,  Putnam  Management may, on a case by case basis,  cast all of its votes for one or more independent director nominees.  Putnam Management believes that it is  important  to increase  the number of  independent  directors on the boards of Russian  companies  to mitigate  the risks  associated  with  dominant shareholders.

Other Matters

o    Putnam  Management  will  vote  for  shareholder  proposals  calling  for a majority of a company's directors to be independent of management.

o    Putnam  Management will vote for shareholder  proposals seeking to increase the independence of board nominating, audit, and compensation committees.

o    Putnam  Management  will  vote for  shareholder  proposals  that  implement corporate  governance  standards  similar to those  established  under U.S.
     federal law and the listing requirements of U.S. stock exchanges,  and that do not  otherwise  violate  the laws of the  jurisdiction  under  which the company is incorporated.

o    Putnam Management will vote on a case-by-case  basis on proposals  relating to (1) the  issuance  of common  stock in  excess  of 20% of the  company's outstanding  common stock where shareholders do not have preemptive rights, or (2) the  issuance  of common  stock in  excess of 100% of the  company's outstanding common stock where shareholders have preemptive rights.

II.      Proxy Voting Procedures

The proxy voting  procedures  below explain the role of the proxy voting service and the Proxy  Coordinator,  as well as how the  process  will work when a proxy question  needs to be handled on a  case-by-case  basis,  or when there may be a conflict of interest.

The role of the proxy voting service

Putnam  Management has engaged an independent  proxy voting service to assist in the voting of proxies.  The proxy voting service is responsible for coordinating with the Fund's  custodians to ensure that all proxy  materials  received by the custodians relating to the Fund's portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting  guidelines  established by Putnam  Management.
The proxy  voting  service will refer proxy  questions to the Proxy  Coordinator
(described  below)  for  instructions   under   circumstances   where:  (1)  the
application of the proxy voting  guidelines is unclear;  (2) a particular  proxy question  is not  covered  by the  guidelines;  or (3) the  guidelines  call for specific  instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Coordinator's  attention specific proxy questions that, while governed by a guideline,  appear to involve unusual or controversial issues.  Putnam  Management also utilizes  research  services  relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Coordinator

Each year, a member of the Office of the Trustees is appointed Proxy Coordinator to assist in the coordination  and voting of Putnam  Management's  proxies.  The
Proxy  Coordinator  will deal directly with the proxy voting service and, in the case of proxy  questions  referred by the proxy  voting  service,  will  solicit voting  recommendations  and instructions  from the Office of the Trustees,  the
Chair of the Board  Policy and  Nominating  Committee,  and Putnam  Management's
investment professionals,  as appropriate.  The Proxy Coordinator is responsible for ensuring  that these  questions  and  referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service.

Voting procedures for referral items

As discussed  above,  the proxy voting service will refer proxy questions to the
Proxy Coordinator under certain circumstances. When the application of the proxy voting  guidelines is unclear or a particular  proxy  question is not covered by the  guidelines  (and does not  involve  investment  considerations),  the Proxy
Coordinator  will assist in  interpreting  the guidelines  and, as  appropriate, consult with one or more senior staff  members of the Office of the Trustees and the Chair of the Board Policy and Nominating  Committee on how the Fund's shares will be voted.

For  proxy  questions  that  require a  case-by-case  analysis  pursuant  to the guidelines  or that are not covered by the  guidelines  but  involve  investment considerations,  the Proxy  Coordinator  will  refer such  questions,  through a written request,  to Putnam Management's  investment  professionals for a voting recommendation.  Such referrals  will be made in cooperation  with the person or persons  designated by Putnam  Management's  Legal and Compliance  Department to
assist in processing  such referral items. In connection with each such referral item, the Legal and Compliance  Department  will conduct a conflicts of interest review,  as  described  below  under  "Conflicts  of  Interest,"  and  provide a conflicts of interest report (the "Conflicts  Report") to the Proxy  Coordinator describing the results of such review.  After receiving a referral item from the
Proxy Coordinator,  Putnam Management's investment  professionals will provide a written  recommendation  to the Proxy  Coordinator  and the  person  or  persons designated  by the  Legal and  Compliance  Department  to  assist in  processing referral items. Such recommendation will set forth (1) how the proxies should be voted; (2) the basis and rationale for such recommendation; and (3) any contacts the  investment  professionals  have had with respect to the referral  item with non-investment  personnel of Putnam  Management or with outside  parties (except for routine  communications  from proxy solicitors).  The Proxy Coordinator will then  review the  investment  professionals'  recommendation  and the  Conflicts
Report with one or more senior  staff  members of the Office of the  Trustees in determining  how to vote the  proxies.  The Proxy  Coordinator  will  maintain a record of all proxy  questions  that have been  referred to Putnam  Management's investment professionals, the voting recommendation, and the Conflicts Report.

In some  situations,  the Proxy  Coordinator  and/or  one or more  senior  staff members of the Office of the Trustees  may  determine  that a  particular  proxy question raises policy issues requiring consultation with the Chair of the Board
Policy  and  Nominating  Committee,  who,  in turn,  may  decide  to  bring  the particular  proxy  question to the  Committee  or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization  involved in the proxy voting process may have a conflict of interest.  A conflict of interest may exist,  for example,  if Putnam Management has a business  relationship with (or is actively soliciting  business  from) either the company  soliciting  the proxy or a third party that has a  material  interest  in the  outcome of a proxy vote or that is actively lobbying for a particular  outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g.,  familial  relationship with company  management)  relating to a particular referral item shall disclose that conflict to the Proxy  Coordinator  and the Legal and Compliance  Department and
otherwise remove himself or herself from the proxy voting process. The Legal and
Compliance  Department  will  review each item  referred to Putnam  Management's investment  professionals to determine if a conflict of interest exists and will provide the Proxy  Coordinator  with a Conflicts  Report for each  referral item that (1) describes any conflict of interest;  (2) discusses the procedures  used to address  such  conflict of interest;  and (3)  discloses  any  contacts  from parties outside Putnam Management (other than routine  communications from proxy solicitors)  with  respect to the  referral  item not  otherwise  reported in an investment professional's recommendation. The Conflicts Report will also include written  confirmation that any  recommendation  from an investment  professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

                      THORNBURG INVESTMENT MANAGEMENT, INC.
                        SUMMARY OF PROXY VOTING POLICIES
          SUBADVISER TO THE GENWORTH THORNBURG INTERNATIONAL VALUE FUND

I.       Proxy Voting Policies

Thornburg Investment  Management,  Inc. ("Thornburg") is authorized by the Trust to vote proxies  respecting voting securities held by the Funds. In those cases,
Thornburg  votes  proxies in accordance  with written Proxy Voting  Policies and
Procedures  (the  "Policy")  adopted by  Thornburg.  The Policy  states that the objective  of voting a security is to enhance the value of the  security,  or to reduce potential for a decline in the security's  value.  The Policy  prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the  election  of a director  in an  uncontested  election  or  ratification  or selection of independent accountants, the investment advisor will vote the proxy in accordance  with the  recommendation  of any proxy voting service  engaged by
Thornburg. If no such recommendation is available, or if the vote involves other matters,  Thornburg  will  refer the vote to the  Trust's  audit  committee  for direction on the vote or a consent to vote on Thornburg's recommendation.

The Policy  authorizes  Thornburg to utilize  various  sources of information in considering  votes,  including the  engagement of service  providers who provide analysis and  information on the subjects of votes and who may recommend  voting positions. Thornburg may or may not accept these recommendations.  Thornburg may decline to vote in various  situations,  including  cases  where an issue is not relevant  to the  Policy's  voting  objective  or  where it is not  possible  to ascertain what effect a vote may have on the value of an  investment.  Thornburg may not be able to vote  proxies in cases where proxy voting  materials  are not delivered to Thornburg in sufficient time for evaluation and voting.

      WESTERN ASSET MANAGEMENT AND WESTERN ASSET MANAGEMENT COMPANY LIMITED
                        SUMMARY OF PROXY VOTING POLICIES
         SUBADVISERS TO THE GENWORTH WESTERN CORE PLUS FIXED INCOME FUND

Western Asset Management  Company and Western Asset  Management  Company Limited
(together "Western Asset") have adopted and implemented  policies and procedures that we believe are reasonably  designed to ensure that proxies are voted in the best interest of clients,  in accordance with our fiduciary  duties and SEC Rule
206(4)-6  under  the  Investment  Advisers  Act of 1940  ("Advisers  Act").  Our
authority to vote the proxies of our clients is established  through  investment management agreements or comparable  documents,  and our proxy voting guidelines have been  tailored  to  reflect  these  specific  contractual  obligations.  In addition to SEC  requirements  governing  advisers,  our proxy  voting  policies reflect the long-standing  fiduciary  standards and  responsibilities  for ERISA accounts.  Unless a manager of ERISA assets has been  expressly  precluded  from voting proxies,  the Department of Labor has determined that the  responsibility for these votes lies with the Investment Manager.

In exercising its voting authority, Western Asset will not consult or enter into agreements with officers,  directors/trustees or employees of Legg Mason Inc. or any of its  affiliates  (other than Western Asset  Management  Company  Limited)
regarding the voting of any securities owned by its clients.

I.       Summary of Proxy Voting Guidelines

A. Policy

     Western  Asset's proxy voting  procedures are designed and implemented in a way that is reasonably  expected to ensure that proxy matters are handled in the best interest of our clients.  While the  guidelines  included in the procedures are  intended  to  provide  a  benchmark  for  voting  standards,  each  vote is ultimately  cast on a  case-by-case  basis,  taking into  consideration  Western
Asset's contractual  obligations to our clients and all other relevant facts and circumstances  at the  time of the  vote  (such  that  these  guidelines  may be overridden to the extent Western Asset deems appropriate).

B. Procedures

     1. Responsibility and Oversight

     The  Western  Asset  Compliance  Department  ("Compliance  Department")  is
     responsible for administering and overseeing the proxy voting process.  The gathering of proxies is coordinated  through the Corporate  Actions area of
     Investment Support ("Corporate  Actions").  Research analysts and portfolio managers are responsible for determining  appropriate  voting  positions on
     each  proxy  utilizing  any  applicable   guidelines   contained  in  these
     procedures.

     2. Client Authority

     Prior  to  August  1,  2003,  all  existing  client  investment  management agreements ("IMAs") will be reviewed to determine whether Western Asset has authority to vote client proxies. At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly  reviewed.  If an agreement
     is  silent  on  proxy  voting,   but  contains  an  overall  delegation  of
     discretionary  authority  or if the account  represents  assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client
     Account Transition Team maintains a matrix of proxy voting authority.

     3. Proxy Gathering

     Registered owners of record,  client custodians,  client banks and trustees
     ("Proxy  Recipients")  that  receive  proxy  materials on behalf of clients should forward them to Corporate  Actions.  Prior to August 1, 2003,  Proxy
     Recipients of existing clients will be reminded of the appropriate  routing to  Corporate  Actions for proxy  materials  received and reminded of their responsibility  to forward all proxy  materials  on a timely  basis.  Proxy
     Recipients  for new clients (or, if Western  Asset  becomes  aware that the applicable  Proxy Recipient for an existing  client has changed,  the Proxy
     Recipient for the existing  client) are notified at start-up of appropriate routing to Corporate  Actions of proxy  materials  received and reminded of their  responsibility  to forward all proxy materials on a timely basis. If
     Western  Asset  personnel  other  than  Corporate   Actions  receive  proxy
     materials, they should promptly forward the materials to Corporate Actions.

     4. Proxy Voting

     Once proxy materials are received by Corporate Actions,  they are forwarded to the Compliance Department for coordination and the following actions:

          (a)  Proxies are reviewed to determine accounts impacted.

          (b)  Impacted  accounts  are checked to confirm  Western  Asset voting authority.

          (c)  Compliance Department staff reviews proxy issues to determine any material  conflicts  of  interest.  (See  conflicts  of  interest
               section  of  these   procedures   for  further   information   on
               determining material conflicts of interest.)

          (d)  If a material  conflict  of  interest  exists,  (i) to the extent reasonably  practicable  and  permitted  by  applicable  law, the client is  promptly  notified,  the  conflict  is  disclosed  and
               Western Asset obtains the client's proxy voting instructions, and
               (ii) to the  extent  that  it is not  reasonably  practicable  or permitted by applicable  law to notify the client and obtain such instructions  (e.g.,  the  client  is  a  mutual  fund  or  other commingled  vehicle or is an ERISA plan  client),  Western  Asset seeks voting instructions from an independent third party.

          (e)  Compliance  Department  staff  provides  proxy  material  to  the appropriate research analyst or portfolio manager to obtain their
               recommended  vote.   Research  analysts  and  portfolio  managers
               determine  votes on a case-by-case  basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt,  depending on the best interest of each individual client,
               Western Asset may vote the same proxy  differently  for different clients.  The  analyst's or portfolio  manager's  basis for their
               decision  is  documented   and   maintained  by  the   Compliance
               Department.

          (f)  Compliance  Department  staff  votes  the proxy  pursuant  to the instructions  received  in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

     5. Timing

     Western Asset personnel act in such a manner to ensure that, absent special circumstances,  the proxy  gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

     6. Recordkeeping

     Western Asset maintains  records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

          (a)  A copy of Western Asset's policies and procedures.

          (b)  Copies of proxy statements received regarding client securities.

          (c)  A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

          (d)  Each written  client request for proxy voting records and Western
               Asset's  written  response  to both  verbal  and  written  client requests.

          (e)  A proxy log including:

     (i)  Issuer name;

     (ii) Exchange ticker symbol of the issuer's shares to be voted;

     (iii) Council on Uniform  Securities  Identification  Procedures  ("CUSIP")
          number for the shares to be voted;

     (iv) A brief identification of the matter voted on;

     (v)  Whether the matter was proposed by the issuer or by a  shareholder  of the issuer;

     (vi) Whether a vote was cast on the matter;

     (vii) A record of how the vote was cast; and

     (viii) Whether the vote was cast for or against the  recommendation  of the issuer's management team.

     Records are maintained in an easily  accessible  place for five years,  the first two in Western Asset's offices.

     7.   Disclosure

     Western  Asset's proxy policies are described in the firm's Part II of Form
     ADV.  Prior to August 1, 2003,  Western  Asset will  deliver Part II of its revised Form ADV to all existing clients,  along with a letter  identifying the new  disclosure.  Clients will be provided a copy of these policies and procedures  upon request.  In addition,  upon request,  clients may receive reports on how their proxies have been voted.

     8.   Conflicts of Interest

     All  proxies  are  reviewed  by  the  Compliance  Department  for  material conflicts of interest.  Issues to be reviewed include,  but are not limited to:

     (a)  Whether  Western  (or,  to the extent  required  to be  considered  by applicable law, its  affiliates)  manages assets for the company or an employee  group of the  company or  otherwise  has an  interest in the company;

     (b)  Whether  Western or an officer or  Director/Trustee  of Western or the applicable  portfolio manager or analyst  responsible for recommending the proxy vote (together,  "Voting Persons") is a close relative of or
          has  a  personal  or   business   relationship   with  an   executive,
          Director/Trustee or person who is a candidate for  Director/Trustee of the company or is a participant in a proxy contest; and

     (c)  Whether there is any other business or personal  relationship  where a
          Voting  Person has a personal  interest  in the  outcome of the matter before shareholders.

C.   Voting Guidelines

     Western Asset's  substantive  voting decisions turn on the particular facts and  circumstances  of each proxy vote and are evaluated by the  designated research  analyst or portfolio  manager.  The examples  outlined  below are meant as guidelines to aid in the decision making process.

     Guidelines  are  grouped  according  to the  types of  proposals  generally presented  to  shareholders.  Part I deals with  proposals  which have been approved and are  recommended by a company's  board of  Directors/Trustees;
     Part II deals with  proposals  submitted by  shareholders  for inclusion in proxy  statements;  Part III addresses  issues relating to voting shares of
     investment   companies;   and  Part  IV  addresses  unique   considerations
     pertaining to foreign issuers.

I.       Board Approved Proposals

The vast  majority  of matters  presented  to  shareholders  for a vote  involve proposals  made by a company  itself that have been approved and  recommended by its board of  Directors/Trustees.  In view of the enhanced corporate  governance practices  currently  being  implemented  in  public  companies,  Western  Asset generally  votes in  support  of  decisions  reached  by  independent  boards of
Directors/Trustees.  More specific guidelines related to certain  board-approved proposals are as follows:

Matters relating to the Board of Directors/Trustees

Western  Asset votes  proxies for the  election of the  company's  nominees  for
Directors/Trustees and for board-approved proposals on other matters relating to the board of Directors/Trustees the following exceptions:

     (a)  Votes are withheld for the entire board of  Directors/Trustees  if the board does not have a majority of  independent  Directors/Trustees  or the board does not have nominating,  audit and compensation committees composed solely of independent Directors/Trustees

     (b)  Votes  are  withheld  for  any  nominee  for  Director/Trustee  who is considered an independent  Director/Trustee by the company and who has received  compensation  from the  company  other than for service as a
          Director/Trustee.

     (c)  Votes are  withheld for any nominee for  Director/Trustee  who attends less than 75% of board and  committee  meetings  without valid reasons for absences

     (d)  Votes  are cast on a  case-by-case  basis in  contested  elections  of
          Directors/Trustees.

Matters relating to Executive Compensation

Western Asset  generally  favors  compensation  programs  that relate  executive compensation  to  a  company's  long-term  performance.  Votes  are  cast  on  a
case-by-case   basis  on   boardapproved   proposals   relating   to   executive
compensation, except as follows:

     (a)  Except  where the firm is otherwise  withholding  votes for the entire
          Board of  Directors/Trustees,  Western  Asset  votes for stock  option plans that will result in a minimal annual dilution

     (b)  Western  Asset votes  against  stock option  plans or  proposals  that permit replacing or repricing of underwater options.

     (c)  Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock's current market price.

     (d)  Except  where the firm is otherwise  withholding  votes for the entire board of  Directors/Trustees,  Western Asset votes for employee  stock purchase plans that limit the discount for shares  purchased under the plan to no more  than  15% of their  market  value,  have an  offering period of 27 months or less and result in dilution of 10% or less.

Matters relating to Capitalization

The management of a company's capital  structure  involves a number of important issues,  including cash flows,  financing  needs and market  conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a  case-by-case  basis  on  board-approved  proposals  involving  changes  to  a company's  capitalization  except where Western  Asset is otherwise  withholding votes for the entire board of Directors/Trustees.

     (a)  Western Asset votes for  proposals  relating to the  authorization  of additional common stock.

     (b)  Western  Asset votes for  proposals to effect stock splits  (excluding reverse stock splits).

     (c)  Western  Asset  votes  for  proposals   authorizing  share  repurchase
          programs.

Matters   relating  to   Acquisitions,   Mergers,   Reorganizations   and  Other
Transactions

Western  Asset  votes these  issues on a  case-by-case  basis on  board-approved transactions.

Matters relating to Anti-Takeover Measures

Western  Asset votes  against  board-approved  proposals to adopt  anti-takeover measures except as follows:

     (a)  Western Asset votes on a case-by-case  basis on proposals to ratify or approve shareholder rights plans.

     (b)  Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

Other Business Matters

Western Asset votes for board-approved proposals approving such routine business matters  such as changing the  company's  name,  ratifying  the  appointment  of auditors and procedural matters relating to the shareholder meeting.

     (a)  Western  Asset votes on a  case-by-case  basis on proposals to amend a company's charter or bylaws.

     (b)  Western  Asset  votes   against   authorization   to  transact   other
          unidentified, substantive business at the meeting.

II.      Shareholder Proposals

SEC  regulations  permit  shareholders  to submit  proposals  for inclusion in a company's proxy statement.  These proposals generally seek to change some aspect of a company's  corporate  governance  structure or to change some aspect of its business  operations.  Western Asset votes in accordance with the recommendation of the  company's  board of  Directors/Trustees  on all  shareholder  proposals, except as follows:

     1.   Western Asset votes for shareholder  proposals to require  shareholder approval of shareholder rights plans.

     2.   Western Asset votes for shareholder proposals that are consistent with
          Western Asset's proxy voting guidelines for board-approved proposals.

     3.   Western  Asset  votes on a  case-by-case  basis  on other  shareholder proposals where the firm is otherwise withholding votes for the entire board of Directors/Trustees.

III.     Voting Shares of Investment Companies

Western Asset may utilize shares of open or closed-end  investment  companies to implement its investment strategies.  Shareholder votes for investment companies that fall within the categories  Parts I and II, above,  are voted in accordance with those guidelines.

     1.   Western Asset votes on a case-by-case  basis on proposals  relating to changes in the investment  objectives of an investment  company taking into  account  the  original  intent of the fund and the role the fund plays in the clients' portfolios.

     2.   Western Asset votes on a  case-by-case  basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV.      Voting Shares of Foreign Issuers

In the event  Western  Asset is required to vote on  securities  held in foreign issuers  - i.e.  issuers  that are  incorporated  under  the  laws of a  foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock  market,  the  following  guidelines  are used,  which are premised on the existence  of a sound  corporate  governance  and  disclosure  framework.  These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

     1.   Western Asset votes for shareholder  proposals  calling for a majority of the Directors/Trustees to be independent of management.

     2.   Western Asset votes for shareholder  proposals seeking to increase the independence of board nominating, audit and compensation committees.

     3.   Western Asset votes for shareholder proposals that implement corporate governance  standards  similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges,  and that do not  otherwise  violate the laws of the  jurisdiction  under which the company is incorporated.

     4.   Western Asset votes on a case-by-case  basis on proposals  relating to
          (1) the  issuance  of common  stock in  excess  of 20% of a  company's outstanding  common stock where  shareholders  do not have  preemptive rights,  or (2) the  issuance  of common  stock in excess of 100% of a company's  outstanding common stock where shareholders have preemptive rights.

                        GENWORTH VARIABLE INSURANCE TRUST

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  Declaration of Trust.

     (1)  Registrant's   Form  of  Agreement   and   Declaration   of  Trust  is
          electronically filed herewith as Exhibit No. EX-99.a.1.

     (2)  Registrant's Certificate of Trust, as filed with the State of Delaware on June 5, 2008,  is  electronically  filed  herewith  as Exhibit  No.
          EX-99.a.2.

(b)  Bylaws.

     (1)  Registrant's  Form of Bylaws  are  electronically  filed  herewith  as
          Exhibit No. EX-99.b.1.

(c)  Instruments Defining Rights of Security Holders.

     See Article III, "Shares," and Article V, "Shareholders'  Voting Powers and
     Meetings,"  of  the  Registrant's   Agreement  and  Declaration  of  Trust,
     electronically filed herewith as Exhibit No. EX-99.a.1.

     See also, Article II, "Meetings of Shareholders," and Article VII, "General
     Matters," of the  Registrant's  Bylaws,  electronically  filed  herewith as
     Exhibit No. EX-99.b.1.

(d)  Investment Advisory Contracts.

     (1)  Form of  Investment  Advisory  Agreement  between the  Registrant  and
          Genworth  Financial  Wealth  Management,  Inc.,  is filed  herewith as
          Exhibit No. EX-99.d.1.

     (2)  Form of Expense  Limitation  Agreement to be filed herewith as Exhibit
          No. EX-99.d.2.

(e)  Underwriting Contracts.

     (1)  Distribution  Agreement  between the Registrant and Capital  Brokerage
          Corporation to be filed by amendment.

(f)  Bonus or Profit Sharing Contracts.

     Not Applicable.

(g)  Custodian Agreements.

     (1)  Custodian  Agreement  between the Registrant and U.S. Bank, N.A. to be filed by amendment.

(h)  Other Material Contracts.

     (1)  Form of Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC to be filed by amendment.

     (2)  Form of Transfer Agency Servicing Agreement between the Registrant and
          U.S. Bancorp Fund Services, LLC to be filed by amendment.

     (3)  Fund Accounting  Servicing  Agreement  between the Registrant and U.S.
          Bancorp Fund Services, LLC to be filed by amendment.

(i)  Legal Opinion.

     (1)  Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the
          Registrant, to be filed by amendment.

(j)  Other Opinions.

     (1)  Consent  of  Independent  Registered  Public  Accounting  Firm for the
          Registrant, to be filed by amendment.

     (2)  Powers of Attorney.

          (a)  Power of Attorney to be filed by amendment.

(k)  Omitted Financial Statements.

     Not Applicable.

(l)  Initial Capital Agreements.

     (1)  Agreement Relating to Initial Capital to be filed by amendment.

(m)  Rule 12b-1 Plan.

     To be filed by amendment.

(n)  Rule 18f-3 Plan.

     Not Applicable.

(p)  Codes of Ethics.

     (1)  Codes of Ethics of Registrant,  advisor, each subadvisor and principal underwriter to be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

     No person is directly or indirectly  controlled by or under common  control with the Registrant.

ITEM 25. INDEMNIFICATION

     Under the  terms of the  Delaware  Statutory  Trust  Act  ("DSTA")  and the
Registrant's  Agreement and Declaration of Trust  ("Declaration  of Trust"),  no
officer or trustee of the Registrant shall have any liability to the Registrant, its  shareholders,  or any other  party for  damages,  except to the extent such limitation of liability is precluded by Delaware law, the  Declaration  of Trust or the Bylaws of the Registrant.

     Subject to the standards and  restrictions  set forth in the Declaration of
Trust,  DSTA,  Section  3817,  permits a statutory  trust to indemnify  and hold harmless any trustee,  beneficial owner or other person from and against any and all claims  and  demands  whatsoever.  DSTA,  Section  3803  protects  trustees, officers,  managers  and other  employees,  when acting in such  capacity,  from liability to any person other than the  Registrant or  beneficial  owner for any act, omission or obligation of the Registrant or any trustee thereof,  except as otherwise provided in the Declaration of Trust.

     (a)  Indemnification  of the  Trustees and  officers of the  Registrant  is provided for in Article VII of the  Registrant's  Agreement and  Declaration  of
Trust effective ______, as filed herewith;

     (b) Form of  Investment  Advisory  Agreement  between  the  Registrant  and
Genworth Financial Wealth Management, Inc., as provided for in Section __ of the
Agreement, to be filed by amendment;

     (c)  Distribution  Agreement  between the Registrant and Capital  Brokerage
Corporation,  as  provided  for in Section __ of the  Agreement,  to be filed by amendment;

     (d) Custodian  Agreement  between the Registrant  and U.S.  Bank,  N.A., as provided for in Section __ of the Agreement, to be filed by amendment;

     (e) Fund Administration Servicing Agreement between the Registrant and U.S.
Bancorp Fund Services,  LLC, as provided for in Section __ of the Agreement,  to be filed by amendment;

     (f) Transfer  Agency  Servicing  Agreement  between the Registrant and U.S.
Bancorp Fund Services,  LLC, as provided for in Section __ of the Agreement,  to be filed by amendment; and

     (g) Fund  Accounting  Servicing  Agreement  between the Registrant and U.S.
Bancorp Fund Services, LLC , as provided for in Section __ of the Agreement,  to be filed by amendment;

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

     Genworth Financial Wealth Management,  Inc., a California corporation, is a federally registered investment advisor and indirect, wholly-owned subsidiary of
Genworth, a publicly traded company. Genworth Financial Wealth Management,  Inc.
is located at 2300 Contra Costa Boulevard,  Suite 600, Pleasant Hill, California
94523 and is primarily  engaged in  providing  investment  management  services.
Additional information regarding Genworth Financial Wealth Management, Inc., and information  as to the  officers  and  directors  of Genworth  Financial  Wealth
Management, Inc., is included in its Form ADV, as filed with the U.S. Securities
and  Exchange  Commission  ("SEC")   (registration   number  801-56323)  and  is
incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

[Item 27 to be completed by amendment]

(a)  Capital Brokerage  Corporation will serve as principal  underwriter for the following other investment companies:

     [List of companies]

(b)  Herewith is the information required by the following table with respect to each  director,  officer or partner of the  underwriter  named in answer to
     Item 20 of Part B:

Name and Business Address*   Positions and Offices    Positions and Offices with
       Address*                 with Underwriter            the Registrant

(c)  Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     The  accounts,  books and other  documents  required  to be  maintained  by
Section  31(a) of the  Investment  Company Act of 1940,  as  amended,  and rules promulgated  thereunder,  are maintained in the physical  possession of [List of
Locations of Accounts and Records to be completed by amendment]

ITEM 29. MANAGEMENT SERVICES

     There are no management  related service  contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 may be permitted to Trustees,  officers and  controlling  persons of the
Registrant  pursuant  to the  provisions  described  in  response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and  Exchange  Commission  such  indemnification  is  against  public  policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the registrant  of expenses  incurred or paid by a Trustee,  officer or  controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted  by such  Trustee,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act") and the Investment  Company Act of 1940, as amended,  the Registrant has duly caused this  Registration  Statement  to be signed on its behalf by the undersigned,  duly  authorized,  in the  City of  Pleasant  Hill,  and  State of
California, on the 3rd day of June, 2008.

                                             GENWORTH VARIABLE INSURANCE TRUST

                                             By: /s/Carrie E. Hansen
                                                 Carrie E. Hansen, President

     Pursuant to the requirements of the 1933 Act, this  Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the dates indicated:

Signature                       Title                    Date

/s/ Gurinder S. Ahluwalia
Gurinder S. Ahluwalia           Trustee                  June 3, 2008

/s/ Carrie E. Hansen
Carrie E. Hansen                President                June 3, 2008

/s/ Danell J. Doty
Danell J. Doty                  Treasurer                June 3, 2008

                                 EXHIBITS INDEX

EXHIBITS                                            EXHIBIT NO.

Form of Agreement and Declaration of Trust          EX-99.a.1

Certificate of Trust, as filed with                 EX-99.a.2
the State of Delaware on June 5, 2008

Form of Bylaws                                      EX-99.b.1

Form of Investment Advisory Agreement               EX-99.d.1

Form of Expense Limitation Agreement                EX-99.d.2